UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	China — 52.3%
45	AAC Technologies Holdings, Inc.	462
14	Alibaba Group Holding Ltd., ADR (a)	1,454
344	Aluminum Corp. of China Ltd., Class H (a)	178
316	BBMG Corp., Class H	121
12	Beijing Originwater Technology Co. Ltd., Class A	27
855	CGN Power Co. Ltd., Class H, Reg. S (e)	241
60	China Conch Venture Holdings Ltd.	115
1,191	China Construction Bank Corp., Class H	883
9	China Medical System Holdings Ltd.	15
207	China Merchants Bank Co. Ltd., Class H	517
151	China Resources Phoenix Healthcare Holdings Co. Ltd. (a)	202
446	China Telecom Corp. Ltd., Class H	211
484	CNOOC Ltd.	604
216	CSPC Pharmaceutical Group Ltd.	243
8	Ctrip.com International Ltd., ADR (a)	328
3	Hangzhou Hikvision Digital Technology Co. Ltd., Class A	10
7	Hangzhou Robam Appliances Co. Ltd., Class A	40
16	Han’s Laser Technology Industry Group Co. Ltd., Class A	51
19	JD.com, Inc., ADR (a)	540
37	Jiangsu Hengrui Medicine Co. Ltd., Class A	258
95	MGM China Holdings Ltd.	184
157	Ping An Insurance Group Co. of China Ltd., Class H	803
316	Postal Savings Bank of China Co. Ltd., Class H, Reg. S (a) (e)	185
56	SAIC Motor Corp. Ltd., Class A	205
32	Sinopharm Group Co. Ltd., Class H	146
19	Spring Airlines Co. Ltd., Class A	100
76	Tencent Holdings Ltd.	1,974
10	Tuniu Corp., ADR (a)	93
11	Vipshop Holdings Ltd., ADR (a)	129

		10,319

	Hong Kong — 23.0%
146	AIA Group Ltd.	902
180	Brilliance China Automotive Holdings Ltd.	254
38	Cafe de Coral Holdings Ltd.	126
47	Cheung Kong Property Holdings Ltd.	307
182	China Everbright International Ltd.	221
106	China Resources Gas Group Ltd.	335
86	China Resources Land Ltd.	213

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
129	China Taiping Insurance Holdings Co. Ltd. (a)	283
17	Hong Kong Exchanges & Clearing Ltd.	413
35	IMAX China Holding, Inc., Reg. S (a) (e)	162
227	Nexteer Automotive Group Ltd.	282
30	Orient Overseas International Ltd.	153
147	Regina Miracle International Holdings Ltd., Reg. S (e)	116
46	Sands China Ltd.	202
186	Sino Biopharmaceutical Ltd.	146
277	WH Group Ltd., Reg. S (e)	210
28	Wharf Holdings Ltd. (The)	210

		4,535

	Singapore — 1.0%
39	BOC Aviation Ltd., Reg. S (e)	195

	Taiwan — 20.1%
177	Advanced Semiconductor Engineering, Inc.	195
428	China Life Insurance Co. Ltd.	419
364	E.Sun Financial Holding Co. Ltd.	215
10	Eclat Textile Co. Ltd.	104
4	Largan Precision Co. Ltd.	572
29	President Chain Store Corp.	217
5	Silicon Motion Technology Corp., ADR	210
61	Taiwan Paiho Ltd.	187
56	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,737
35	Wistron NeWeb Corp.	100

		3,956

	Total Common Stocks (Cost $13,322)	19,005

Structured Instruments — 4.4%
	China — 4.4%
	Low Exercise Cash Settled Call Warrants — 4.4%
45	Beijing Originwater Technology Co. Ltd., expiring 07/17/17 (Strike Price $0.00) (issued through UBS AG) (a)	102
29	GoerTek, Inc., expiring 07/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	115
60	Hangzhou Hikvision Digital Technology Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a)	226
29	Hangzhou Robam Appliances Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a)	164

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — continued
	Low Exercise Cash Settled Call Warrants — continued
49	Han’s Laser Technology Industry Group Co. Ltd., expiring 11/06/17 (Strike Price $0.00) (issued through Morgan Stanley) (a)	161
36	Luxshare Precision Industry Co. Ltd., expiring 06/26/17 (Strike Price $0.00) (issued through UBS AG) (a)	105

	Total Structured Instruments (Cost $884)	873

	Total Investments — 100.8% (Cost $14,206)	19,878
	Liabilities in Excess of Other Assets — (0.8)%	(166)

	NET ASSETS — 100.0%	$19,712

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet Software & Services	17.2%
Insurance	12.1
Semiconductors & Semiconductor Equipment	10.8
Banks	9.1
Capital Markets	6.5
Electronic Equipment, Instruments & Components	5.3
Internet & Direct Marketing Retail	5.0
Real Estate Management & Development	3.7
Pharmaceuticals	3.3
Hotels, Restaurants & Leisure	3.0
Oil, Gas & Consumable Fuels	3.0
Automobiles	2.3
Textiles, Apparel & Luxury Goods	2.0
Health Care Providers & Services	1.8
Gas Utilities	1.7
Auto Components	1.4
Commercial Services & Supplies	1.2
Independent Power & Renewable Electricity Producers	1.2
Food & Staples Retailing	1.1
Diversified Telecommunication Services	1.1
Food Products	1.1
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	5.1

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,880
Aggregate gross unrealized depreciation	(208)

Net unrealized appreciation/depreciation	$5,672

Federal income tax cost of investments	$14,206

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$2,672	$7,647	$—	$10,319
Hong Kong	—	4,535	—	4,535
Singapore	—	195	—	195
Taiwan	1,947	2,009	—	3,956

Total Common Stocks	4,619	14,386	—	19,005

Structured Instruments
China	—	873	—	873

Total Investments in Securities	$4,619	$15,259	$—	$19,878

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $237,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 96.9%
	U.S. Government Agency Securities — 19.6%
	Federal Farm Credit Bank,
3,400,000	DN, 0.490%, 02/02/17 (n)	3,399,963
	FHLB,
1,493,000	DN, 0.520%, 02/23/17 (n)	1,492,636
1,350,000	DN, 0.551%, 04/24/17 (n)	1,348,370
	FHLMC,
1,384,000	DN, 0.450%, 02/01/17 (n)	1,384,000
10,000,000	DN, 0.496%, 03/03/17 (n)	9,995,750
	FNMA,
10,000,000	DN, 0.501%, 03/01/17 (n)	9,996,030
4,000,000	DN, 0.520%, 02/22/17 (n)	3,999,068

	Total U.S. Government Agency Securities (Cost $31,615,553)	31,615,817

	U.S. Treasury Obligations — 57.9%
	U.S. Treasury Bill,
33,550,000	0.483%, 02/02/17 (n)	33,549,597
60,000,000	0.497%, 02/09/17 (n)	59,993,760

	Total U.S. Treasury Obligations (Cost $93,542,928)	93,543,357

SHARES

	Investment Company — 19.4%
31,301,063	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.870% (b) (l) ^ † (Cost $31,305,184)	31,308,219

	Total Investments — 96.9% (Cost $156,463,665)	156,467,393
	Other Assets in Excess of Liabilities — 3.1%	5,024,740

	NET ASSETS — 100.0%	$161,492,133

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Futures Contracts^
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
122	Lean Hogs Futures	02/14/17	USD	$3,370,860	$421,200
324	Natural Gas Futures	02/24/17	USD	10,099,080	(624,472)
1,011	Brent Crude Oil Futures	02/28/17	USD	56,191,380	1,586,418
2	LME Nickel Futures	03/13/17	USD	119,136	(8,106)
6	LME Primary Aluminum Futures	03/13/17	USD	272,175	9,919
2	LME Zinc Futures	03/13/17	USD	142,800	6,919
10	Soybean Futures	03/14/17	USD	512,250	(479)
10	Soybean Meal Futures	03/14/17	USD	334,600	12,071
20	Copper Futures	03/29/17	USD	1,363,750	66,360
225	WTI Crude Oil Futures	04/19/17	USD	12,136,500	102,203
1,208	Crude Oil Financial Futures	05/19/17	USD	65,691,040	(551,996)
1,292	Natural Gas Futures	05/26/17	USD	42,106,280	1,749,591
84	Natural Gas Futures	06/28/17	USD	2,772,000	(79,124)
7	Soybean Oil Futures	07/14/17	USD	144,480	(7,119)
	Short Futures Outstanding
(7)	Gasoline RBOB Futures	02/28/17	USD	(455,729)	17,592
(15)	NY Harbor ULSD Futures	02/28/17	USD	(1,027,404)	19,680
(30)	Sugar No. 11 Futures	02/28/17	USD	(687,120)	1,313
(792)	Brent Crude Oil Futures	03/31/17	USD	(44,280,720)	(1,582,780)
(1,292)	Natural Gas Futures	04/26/17	USD	(41,447,360)	(1,176,169)
(8)	Corn Futures	05/12/17	USD	(146,800)	987
(8)	Gold 100 OZ Futures	06/28/17	USD	(971,600)	(10,041)
(1,208)	Crude Oil Financial Futures	08/21/17		(66,500,400)	607,414

					$561,381

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Return Swaps on Commodities ^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	CBOT Soybean Meal March 2017 Futures	02/24/17	$2,417,220	$192,575
	CBOT Soybean Meal March 2017 Futures	02/24/17	1,937,360	103,654
	CBOT Soybean March 2017 Futures	02/24/17	4,745,475	(32,761)
	CBOT Soybean March 2017 Futures	02/24/17	4,309,500	44,605
	CBOT Wheat March 2017 Futures	02/24/17	728,875	1,274
	CBOT Wheat March 2017 Futures	02/24/17	877,000	(17,992)
	CBOT Wheat March 2017 Futures	02/24/17	2,064,000	(44,380)
	CBOT Wheat March 2017 Futures	02/24/17	2,455,250	(35,922)
	CBOT Wheat March 2017 Futures	02/24/17	1,065,938	(14,056)
	CME Live Cattle April 2017 Futures	04/06/17	2,102,500	180,780
	CME Live Cattle April 2017 Futures	04/07/17	2,801,320	(106,658)
	CME Live Cattle April 2017 Futures	04/07/17	1,415,550	(45,394)
	CBOT Corn May 2017 Futures	04/26/17	5,285,250	36,191
	CBOT Corn May 2017 Futures	04/26/17	5,537,325	22,688
	CBOT Corn May 2017 Futures	04/26/17	1,554,969	4,774
	COMEX Gold June 2017 Futures	05/29/17	8,880,740	106,321
	COMEX Gold June 2017 Futures	05/29/17	8,340,500	160,639
	COMEX Silver July 2017 Futures	06/28/17	3,446,255	175,979
	COMEX Silver July 2017 Futures	06/28/17	3,140,005	128,930
	CBOT Soybean Oil July 2017 Futures	06/28/17	2,423,511	(90,919)
	CBOT Soybean Oil July 2017 Futures	06/28/17	2,167,500	(103,192)
	CBOT Soybean November 2017 Futures	10/27/17	2,026,375	125,011
	CBOT Soybean November 2017 Futures	10/27/17	2,000,500	1,491
	Short Positions
	CBOT Soybean July 2017 Futures	06/28/17	2,107,538	(132,367)
	CBOT Soybean July 2017 Futures	06/28/17	2,059,000	(24,925)

				$636,346

Return Swaps on Commodities Indices ^
		TERMINATION	NOTIONAL
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	DATE	VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	BBG Industrial Metals Index	03/23/17	$28,150,000	$815,239
	BBG Softs Index	03/23/17	12,365,000	101,861
	BBG Heat Oil Index	12/04/17	6,800,000	29,097
	BBG Unleaded Gasoline Index	12/04/17	6,200,000	(93,186)

				$853,011

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
LME	—	London Metal Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.
^	—	All or a portion of the position is held by the Subsidiary.
†	—	The value of investments restricted as collateral for swaps to the broker is $7,449,535.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,925
Aggregate gross unrealized depreciation	(197)

Net unrealized appreciation/depreciation	$3,728

Federal income tax cost of investments	$156,463,665

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of January 31, 2017, net assets of the Fund were $161,492,133 of which $36,454,985 or approximately 22.6%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,308,219	$125,159,174	$—	$156,467,393

Appreciation in Other Financial Instruments
Futures Contracts	$4,601,667	$—	$—	$4,601,667
Swaps	—	2,231,109	—	2,231,109

Total Appreciation in Other Financial Instruments	$4,601,667	$2,231,109	$—	$6,832,776

Depreciation in Other Financial Instruments
Futures Contracts	$(4,040,286)	$—	$—	$(4,040,286)
Swaps	—	(741,752)	—	(741,752)

Total Depreciation in Other Financial Instruments	$(4,040,286)	$(741,752)	$—	$(4,782,038)

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the CSOI for industry specifics of portfolio holdings.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

There were no transfers among any levels during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Return Swaps on Commodities and Commodity Indices

The Fund used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 59.8%
	Consumer Discretionary — 10.0%
	Auto Components — 0.7%
104,000	Calsonic Kansei Corp., (Japan)	1,653,348
29,486	Gentex Corp.	615,963
3,708	Linamar Corp., (Canada)	163,024

		2,432,335

	Automobiles — 0.2%
14,300	Fuji Heavy Industries Ltd., (Japan)	572,231

	Diversified Consumer Services — 0.7%
90,901	LifeLock, Inc. (a)	2,177,988
13,500	Sotheby’s (a)	536,085

		2,714,073

	Hotels, Restaurants & Leisure — 1.2%
30,100	Bloomin’ Brands, Inc.	515,011
11,400	Brinker International, Inc.	507,300
31,000	ILG, Inc.	587,450
50,800	La Quinta Holdings, Inc. (a)	717,804
4,400	McDonald’s Corp.	539,308
38,100	Pinnacle Entertainment, Inc. (a)	586,740
12,000	SeaWorld Entertainment, Inc.	217,320
1,972	Wyndham Worldwide Corp.	155,906
8,400	Yum Brands, Inc.	550,452

		4,377,291

	Household Durables — 1.4%
30,624	Harman International Industries, Inc.	3,404,164
46,500	Haseko Corp., (Japan)	512,500
26,800	Iida Group Holdings Co. Ltd., (Japan)	501,568
39,300	Sumitomo Forestry Co. Ltd., (Japan)	540,610

		4,958,842

	Internet & Direct Marketing Retail — 0.1%
10,727	Blue Nile, Inc.	436,696

	Leisure Products — 0.5%
26,995	American Outdoor Brands Corp. (a)	574,994
18,700	Bandai Namco Holdings, Inc., (Japan)	515,012
25,300	Heiwa Corp., (Japan)	609,963

		1,699,969

	Media — 2.0%
8,600	CBS Corp. (Non-Voting), Class B	554,614
20,900	Discovery Communications, Inc., Class C (a)	579,139
29,255	Gannett Co., Inc.	281,433
10,240	John Wiley & Sons, Inc., Class A	564,224
15,600	Liberty Global plc, (United Kingdom), Class A (a)	569,088
9,766	Meredith Corp.	598,656
6,247	Omnicom Group, Inc.	535,056

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
7,976	Scripps Networks Interactive, Inc., Class A	607,452
33,630	Sinclair Broadcast Group, Inc., Class A	1,135,012
31,100	TEGNA, Inc.	712,501
51,092	Time, Inc.	983,521

		7,120,696

	Multiline Retail — 0.1%
10,600	Big Lots, Inc.	530,000

	Specialty Retail — 2.5%
17,900	Adastria Co. Ltd., (Japan)	480,356
7,560	American Eagle Outfitters, Inc.	114,232
59,730	Cabela’s, Inc. (a)	3,338,310
58,707	CST Brands, Inc.	2,828,503
8,961	Dick’s Sporting Goods, Inc.	462,388
29,100	Francesca’s Holdings Corp. (a)	507,504
28,563	JB Hi-Fi Ltd., (Australia)	599,124
6,500	Signet Jewelers Ltd.	504,855

		8,835,272

	Textiles, Apparel & Luxury Goods — 0.6%
25,470	Michael Kors Holdings Ltd. (a)	1,090,371
4,992	PVH Corp.	468,299
22,877	Wolverine World Wide, Inc.	537,381

		2,096,051

	Total Consumer Discretionary	35,773,456

	Consumer Staples — 4.8%
	Beverages — 0.3%
21,100	Coca-Cola West Co. Ltd., (Japan)	612,459
4,844	PepsiCo, Inc.	502,710

		1,115,169

	Food & Staples Retailing — 1.5%
7,733	Andersons, Inc. (The)	291,921
10,600	Matsumotokiyoshi Holdings Co. Ltd., (Japan)	526,992
335,246	Metcash Ltd., (Australia) (a)	536,041
409,463	Rite Aid Corp. (a)	2,301,182
10,007	Sysco Corp.	524,967
6,305	Walgreens Boots Alliance, Inc.	516,632
8,266	Wal-Mart Stores, Inc.	551,673

		5,249,408

	Food Products — 2.5%
12,609	Archer-Daniels-Midland Co.	558,074
9,692	Campbell Soup Co.	603,133
7,482	General Mills, Inc.	467,476
5,496	Hershey Co. (The)	579,663
3,520	JM Smucker Co. (The)	478,192
5,000	Lamb Weston Holdings, Inc.	186,800

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
19,000	Megmilk Snow Brand Co. Ltd., (Japan)	498,686
13,500	Morinaga & Co. Ltd., (Japan)	584,156
23,600	Nichirei Corp., (Japan)	480,360
6,560	Sanderson Farms, Inc.	596,960
7,776	Tyson Foods, Inc., Class A	488,255
63,937	WhiteWave Foods Co. (The) (a)	3,520,371

		9,042,126

	Household Products — 0.3%
6,342	Procter & Gamble Co. (The)	555,559
21,708	Svenska Cellulosa AB SCA, (Sweden), Class B	653,229

		1,208,788

	Tobacco — 0.2%
8,078	Altria Group, Inc.	574,992

	Total Consumer Staples	17,190,483

	Energy — 2.8%
	Energy Equipment & Services — 1.7%
41,925	Archrock, Inc.	612,105
8,714	Baker Hughes, Inc.	549,679
4,800	Basic Energy Services, Inc. (a)	196,176
27,115	Forum Energy Technologies, Inc. (a)	588,395
8,304	Helmerich & Payne, Inc.	590,913
84,728	Noble Corp. plc	571,914
22,489	Patterson-UTI Energy, Inc.	630,592
26,982	RPC, Inc.	580,653
6,617	Schlumberger Ltd.	553,909
30,733	Superior Energy Services, Inc. (a)	543,052
76,198	WorleyParsons Ltd., (Australia) (a)	572,945

		5,990,333

	Oil, Gas & Consumable Fuels — 1.1%
29,867	ARC Resources Ltd., (Canada)	464,789
13,547	CVR Energy, Inc.	300,879
174,866	Denbury Resources, Inc. (a)	585,801
6,751	Exxon Mobil Corp.	566,342
11,596	Halcon Resources Corp. (a)	97,870
40,111	Husky Energy, Inc., (Canada) (a)	517,551
23,100	Idemitsu Kosan Co. Ltd., (Japan)	714,286
602	PrairieSky Royalty Ltd., (Canada)	14,110
3,800	SandRidge Energy, Inc. (a)	77,938
61,100	Showa Shell Sekiyu KK, (Japan)	598,938
1,234	Southwestern Energy Co. (a)	11,118

		3,949,622

	Total Energy	9,939,955

	Financials — 6.3%
	Banks — 1.1%
7,880	Bank of Montreal, (Canada)	596,064
10,240	Bank of Nova Scotia (The), (Canada)	611,921

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
18,700	CIT Group, Inc.	770,253
13,264	Popular, Inc., (Puerto Rico)	589,319
8,460	Royal Bank of Canada, (Canada)	608,275
13,350	Toronto-Dominion Bank (The), (Canada)	691,584

		3,867,416

	Capital Markets — 0.4%
19,242	IGM Financial, Inc., (Canada)	591,345
7,700	Piper Jaffray Cos. (a)	542,850
4,400	Virtus Investment Partners, Inc.	479,600

		1,613,795

	Consumer Finance — 0.4%
6,100	Capital One Financial Corp.	533,079
63,573	Navient Corp.	956,138

		1,489,217

	Insurance — 3.6%
8,637	Aflac, Inc.	604,504
7,745	Allstate Corp. (The)	582,501
8,000	American International Group, Inc.	514,080
5,700	Assurant, Inc.	553,641
14,334	Assured Guaranty Ltd.	557,736
9,267	Axis Capital Holdings Ltd.	593,181
269,207	Delta Lloyd NV, (Netherlands)	1,549,927
25,802	Endurance Specialty Holdings Ltd.	2,391,587
2,947	Everest Re Group Ltd.	648,134
13,685	First American Financial Corp.	514,282
14,397	Industrial Alliance Insurance & Financial Services, Inc., (Canada)	605,753
14,400	MetLife, Inc.	783,504
9,430	Principal Financial Group, Inc.	538,359
5,405	Prudential Financial, Inc.	568,119
3,800	Stewart Information Services Corp.	165,984
12,834	Unum Group	583,049
600	White Mountains Insurance Group Ltd.	545,856
14,600	XL Group Ltd., (Bermuda)	548,522

		12,848,719

	Thrifts & Mortgage Finance — 0.8%
17,040	Essent Group Ltd. (a)	589,073
33,499	EverBank Financial Corp.	650,885
36,400	Kearny Financial Corp.	555,100
27,800	Nationstar Mortgage Holdings, Inc. (a)	504,292
35,580	Northwest Bancshares, Inc.	607,351

		2,906,701

	Total Financials	22,725,848

	Health Care — 6.6%
	Biotechnology — 1.2%
394	AquaBounty Technologies, Inc. (a)	5,432
150,801	ARIAD Pharmaceuticals, Inc. (a)	3,592,080

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
18,351	CoLucid Pharmaceuticals, Inc. (a)	850,569

		4,448,081

	Health Care Equipment & Supplies — 0.9%
31,092	Ansell Ltd., (Australia)	560,418
3,122	Becton Dickinson and Co.	553,499
26,351	Getinge AB, (Sweden), Class B	425,702
9,773	Hill-Rom Holdings, Inc.	575,337
3,480	Teleflex, Inc.	583,701
3,240	Varex Imaging Corp. (a)	93,150
9,557	Vascular Solutions, Inc. (a)	534,714

		3,326,521

	Health Care Providers & Services — 2.7%
2,166	Express Scripts Holding Co. (a)	149,194
13,041	HealthSouth Corp.	506,251
9,200	LifePoint Health, Inc. (a)	546,020
7,000	Magellan Health, Inc. (a)	524,650
82,847	Team Health Holdings, Inc. (a)	3,600,531
39,495	VCA, Inc. (a)	3,578,247
4,796	WellCare Health Plans, Inc. (a)	698,010

		9,602,903

	Health Care Technology — 0.2%
50,300	Inovalon Holdings, Inc., Class A (a)	580,965

	Life Sciences Tools & Services — 0.8%
11,282	Agilent Technologies, Inc.	552,479
6,344	Charles River Laboratories International, Inc. (a)	512,595
10,757	INC Research Holdings, Inc., Class A (a)	570,121
9,915	PerkinElmer, Inc.	527,379
3,759	Thermo Fisher Scientific, Inc.	572,834

		2,735,408

	Pharmaceuticals — 0.8%
2,400	Allergan plc (a)	525,336
9,000	Hisamitsu Pharmaceutical Co., Inc., (Japan)	469,807
8,431	Merck & Co., Inc.	522,638
24,500	Mitsubishi Tanabe Pharma Corp., (Japan)	491,400
14,853	Pfizer, Inc.	471,286
57,817	SciClone Pharmaceuticals, Inc. (a)	586,842

		3,067,309

	Total Health Care	23,761,187

	Industrials — 7.7%
	Aerospace & Defense — 0.5%
9,800	Arconic, Inc.	223,342
39,463	CAE, Inc., (Canada)	560,443
18,965	DigitalGlobe, Inc. (a)	531,968

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense — continued
9,200	Spirit AeroSystems Holdings, Inc., Class A	552,460

		1,868,213

	Airlines — 0.5%
11,099	Delta Air Lines, Inc.	524,316
10,984	Hawaiian Holdings, Inc. (a)	559,635
7,100	United Continental Holdings, Inc. (a)	500,337

		1,584,288

	Building Products — 0.4%
12,611	Simpson Manufacturing Co., Inc.	548,831
6,003	Universal Forest Products, Inc.	610,565

		1,159,396

	Commercial Services & Supplies — 1.0%
48,306	ACCO Brands Corp. (a)	615,901
16,146	Brady Corp., Class A	586,908
142,496	Downer EDI Ltd., (Australia)	670,727
6,614	G&K Services, Inc., Class A	635,341
16,780	Herman Miller, Inc.	523,536
22,557	Quad/Graphics, Inc.	590,768

		3,623,181

	Construction & Engineering — 1.0%
30,600	COMSYS Holdings Corp., (Japan)	562,502
7,594	EMCOR Group, Inc.	529,226
75,900	Hazama Ando Corp., (Japan)	529,621
57,000	Kandenko Co. Ltd., (Japan)	529,555
92,700	Penta-Ocean Construction Co. Ltd., (Japan)	452,609
16,665	Quanta Services, Inc. (a)	598,107
54,300	Tokyu Construction Co. Ltd., (Japan)	427,127

		3,628,747

	Electrical Equipment — 0.8%
8,378	Eaton Corp. plc	592,995
6,817	EnerSys	531,385
114,000	Fuji Electric Co. Ltd., (Japan)	675,385
17,200	Furukawa Electric Co. Ltd., (Japan)	583,602
46,800	Nissin Electric Co. Ltd., (Japan)	560,769

		2,944,136

	Machinery — 2.7%
46,800	Amada Holdings Co. Ltd., (Japan)	550,072
21,676	CLARCOR, Inc.	1,794,990
14,324	Greenbrier Cos., Inc. (The)	626,675
115,931	Joy Global, Inc.	3,259,980
39,900	Meritor, Inc. (a)	575,757
59,000	OKUMA Corp., (Japan)	612,902
7,738	Oshkosh Corp.	538,797

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
4,412	Parker-Hannifin Corp.	649,138
6,900	Terex Corp.	219,420
14,573	Timken Co. (The)	647,041
7,200	Trinity Industries, Inc.	198,288

		9,673,060

	Professional Services — 0.2%
4,300	Advisory Board Co. (The) (a)	195,650
5,900	ManpowerGroup, Inc.	563,214

		758,864

	Trading Companies & Distributors — 0.6%
12,200	AerCap Holdings NV, (Ireland) (a)	540,094
9,117	Applied Industrial Technologies, Inc.	551,123
5,400	MSC Industrial Direct Co., Inc., Class A	551,610
26,867	NOW, Inc. (a)	571,192

		2,214,019

	Total Industrials	27,453,904

	Information Technology — 11.1%
	Communications Equipment — 2.0%
285,755	Brocade Communications Systems, Inc.	3,563,365
4,292	Cisco Systems, Inc.	131,850
4,005	F5 Networks, Inc. (a)	536,790
36,448	Ixia (a)	708,914
7,140	Motorola Solutions, Inc.	576,270
10,099	NETGEAR, Inc. (a)	574,633
16,900	NetScout Systems, Inc. (a)	562,770
10,392	Plantronics, Inc.	587,979

		7,242,571

	Electronic Equipment, Instruments & Components — 1.8%
27,796	Corning, Inc.	736,316
11,548	Dolby Laboratories, Inc., Class A	553,265
116,514	InvenSense, Inc. (a)	1,475,067
28,000	Japan Aviation Electronics Industry Ltd., (Japan)	342,616
18,288	Orbotech Ltd., (Israel) (a)	638,068
16,609	Sanmina Corp. (a)	646,921
3,994	SYNNEX Corp.	479,999
5,100	V Technology Co. Ltd., (Japan)	802,571
31,974	Vishay Intertechnology, Inc.	530,768

		6,205,591

	Internet Software & Services — 0.6%
1,566	Alphabet, Inc., Class A (a)	1,284,417
6,800	GrubHub, Inc. (a)	282,540
15,500	Mixi, Inc., (Japan)	672,486

		2,239,443

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — 1.0%
800	Alliance Data Systems Corp.	182,704
4,800	Blackhawk Network Holdings, Inc. (a)	171,360
5,225	Convergys Corp.	129,684
3,071	CSG Systems International, Inc.	148,636
3,421	International Business Machines Corp.	597,033
34,233	NeuStar, Inc., Class A (a)	1,136,536
22,100	TIS, Inc., (Japan)	500,749
3,004	Total System Services, Inc.	152,243
6,130	Western Union Co. (The)	120,025
4,487	WEX, Inc. (a)	512,999

		3,651,969

	Semiconductors & Semiconductor Equipment — 3.1%
15,750	Applied Materials, Inc.	539,438
9,756	Cabot Microelectronics Corp.	658,628
3,606	Intel Corp.	132,773
5,013	Lam Research Corp.	575,793
111,243	Lattice Semiconductor Corp. (a)	799,837
43,260	Marvell Technology Group Ltd., (Bermuda)	643,276
12,038	Mellanox Technologies Ltd., (Israel) (a)	569,999
8,535	Microchip Technology, Inc.	574,832
31,725	NXP Semiconductors NV, (Netherlands) (a)	3,104,291
9,193	Qorvo, Inc. (a)	590,283
18,416	Semtech Corp. (a)	606,807
10,100	Synaptics, Inc. (a)	569,438
6,430	Teradyne, Inc.	182,483
11,186	Tessera Holding Corp.	505,607
7,601	Texas Instruments, Inc.	574,180
16,400	Ulvac, Inc., (Japan)	580,950

		11,208,615

	Software — 2.3%
9,700	Aspen Technology, Inc. (a)	515,167
15,502	CA, Inc.	484,748
4,973	Citrix Systems, Inc. (a)	453,488
63,000	COLOPL, Inc., (Japan)	544,897
3,100	Ebix, Inc.	172,050
12,100	Konami Holdings Corp., (Japan)	483,870
72,493	Mentor Graphics Corp.	2,675,717
17,400	Nexon Co. Ltd., (Japan)	264,919
14,926	Open Text Corp., (Canada)	510,897
3,228	Oracle Corp.	129,475
5,400	Progress Software Corp.	151,308
8,524	Synopsys, Inc. (a)	536,074
12,949	VMware, Inc., Class A (a)	1,133,555

		8,056,165

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 0.3%
41,500	Hewlett Packard Enterprise Co.	941,220

	Total Information Technology	39,545,574

	Materials — 8.5%
	Chemicals — 4.8%
11,791	Cabot Corp.	652,868
44,816	Chemtura Corp. (a)	1,483,410
24,300	Hitachi Chemical Co. Ltd., (Japan)	689,903
58,000	Huntsman Corp.	1,182,620
9,993	Innophos Holdings, Inc.	486,060
39,200	Kuraray Co. Ltd., (Japan)	621,320
32,700	Mitsubishi Gas Chemical Co., Inc., (Japan)	627,197
14,715	Monsanto Co.	1,593,782
6,634	Stepan Co.	518,182
8,133	Syngenta AG, (Switzerland) (a)	3,447,823
27,800	Teijin Ltd., (Japan)	586,769
91,000	Tosoh Corp., (Japan)	687,539
8,800	Trinseo SA	569,800
240,000	Ube Industries Ltd., (Japan)	577,051
30,548	Valspar Corp. (The)	3,380,747

		17,105,071

	Construction Materials — 0.5%
191,441	CSR Ltd., (Australia)	641,082
56,347	Headwaters, Inc. (a)	1,305,560

		1,946,642

	Containers & Packaging — 0.9%
6,673	Avery Dennison Corp.	487,263
15,534	Multi Packaging Solutions International Ltd. (a)	276,816
6,297	Packaging Corp. of America	580,457
86,000	Rengo Co. Ltd., (Japan)	525,210
14,900	Sealed Air Corp.	722,650
9,761	Sonoco Products Co.	536,367

		3,128,763

	Metals & Mining — 2.3%
86,765	BlueScope Steel Ltd., (Australia)	737,788
24,447	Commercial Metals Co.	499,452
138,569	Fortescue Metals Group Ltd., (Australia)	701,200
39,100	Nisshin Steel Co. Ltd., (Japan)	529,792
166,572	Northern Star Resources Ltd., (Australia)	484,586
10,293	Nucor Corp.	597,920
253,621	Regis Resources Ltd., (Australia)	614,665
15,308	Steel Dynamics, Inc.	517,563
133,076	Stillwater Mining Co. (a)	2,262,292
70,278	Westgold Resources Ltd., (Australia) (a)	105,798

SHARES	SECURITY DESCRIPTION	VALUE($)
	Metals & Mining — continued
11,559	Worthington Industries, Inc.	552,405
17,400	Yamato Kogyo Co. Ltd., (Japan)	520,287

		8,123,748

	Total Materials	30,304,224

	Real Estate — 0.2%
	Real Estate Management & Development — 0.2%
35,817	First Capital Realty, Inc., (Canada)	569,769

	Telecommunication Services — 0.3%

	Diversified Telecommunication Services — 0.1%
14,822	Inteliquent, Inc.	339,424

	Wireless Telecommunication Services — 0.2%
17,000	KDDI Corp., (Japan)	456,762
19,700	NTT DOCOMO, Inc., (Japan)	471,029
		927,791

	Total Telecommunication Services	1,267,215

	Utilities — 1.5%
	Electric Utilities — 0.5%
14,422	Exelon Corp.	517,461
15,862	OGE Energy Corp.	532,012
7,033	Pinnacle West Capital Corp.	545,972

		1,595,445

	Gas Utilities — 1.0%
141,000	Osaka Gas Co. Ltd., (Japan)	528,527
12,188	UGI Corp.	565,158
31,614	WGL Holdings, Inc.	2,590,451

		3,684,136

	Total Utilities	5,279,581

	Total Common Stocks (Cost $200,173,606)	213,811,196

Convertible Preferred Stocks — 1.8%
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
7,617	Hess Corp., 8.000%, 02/01/19 ($50 par value)	491,220
10,323	Kinder Morgan, Inc., Series A, 9.750%, 10/26/18 ($49 par value)	509,234
15,459	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	342,108

	Total Energy	1,342,562

	Financials — 0.2%
	Banks — 0.2%
359	Bank of America Corp., Series L, 7.250% ($1,000 par value)	428,018
360	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	432,378

	Total Financials	860,396

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Convertible Preferred Stocks — continued
	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
8,965	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	434,264

	Pharmaceuticals — 0.2%
875	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value)	692,554

	Total Health Care	1,126,818

	Industrials — 0.1%
	Aerospace & Defense — 0.1%
6,716	Arconic, Inc., 5.375%, 10/01/17 ($50 par value)	246,276

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
4,750	Welltower, Inc., Series I, 6.500% ($50 par value)	284,952

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
6,800	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	497,148

	Wireless Telecommunication Services — 0.3%
8,800	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value)	899,008

	Total Telecommunication Services	1,396,156

	Utilities — 0.3%
	Electric Utilities — 0.3%
10,125	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	501,896
6,900	NextEra Energy, Inc., 6.371%, 09/01/18 ($50 par value)	406,548

		908,444

	Multi-Utilities — 0.0% (g)
3,750	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	189,863

	Total Utilities	1,098,307

	Total Convertible Preferred Stocks (Cost $6,417,403)	6,355,467

Preferred Stocks — 0.1%
	Consumer Staples — 0.1%
	Food Products — 0.1%
6,279	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value) (Cost $314,911)	427,977

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — 7.0%
	Consumer Discretionary — 0.7%
	Internet & Direct Marketing Retail — 0.5%
	Priceline Group, Inc. (The),
148,000	0.350%, 06/15/20	197,118
150,000	1.000%, 03/15/18	252,000
639,000	Shutterfly, Inc., 0.250%, 05/15/18	650,981
538,000	Vipshop Holdings Ltd., (China), 1.500%, 03/15/19	535,310

		1,635,409
	Media — 0.2%
678,000	Liberty Media Corp., 1.375%, 10/15/23	733,087

	Textiles, Apparel & Luxury Goods — 0.0% (g)
194,000	Iconix Brand Group, Inc., 1.500%, 03/15/18	182,360

	Total Consumer Discretionary	2,550,856

	Financials — 0.5%
	Capital Markets — 0.3%
478,000	Jefferies Group LLC, 3.875%, 11/01/29	481,585
706,000	Prospect Capital Corp., 4.750%, 04/15/20	690,115

		1,171,700

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
	Starwood Property Trust, Inc.,
387,000	4.000%, 01/15/19	435,375
266,000	4.550%, 03/01/18	289,109

		724,484

	Total Financials	1,896,184

	Health Care — 1.8%
	Biotechnology — 0.6%
779,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	612,002
	BioMarin Pharmaceutical, Inc.,
412,000	0.750%, 10/15/18	474,830
373,000	1.500%, 10/15/20	449,465
661,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	664,305

		2,200,602

	Health Care Equipment & Supplies — 0.1%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	205,800
174,000	Series 2012, SUB, 2.000%, 03/01/42	237,727

		443,527

	Health Care Providers & Services — 0.6%
133,000	Anthem, Inc., 2.750%, 10/15/42	282,459
652,000	Brookdale Senior Living, Inc., 2.750%, 06/15/18	642,220
408,000	HealthSouth Corp., 2.000%, 12/01/43	463,335

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Health Care Providers & Services — continued
	Molina Healthcare, Inc.,
274,000	1.125%, 01/15/20	408,431
369,000	1.625%, 08/15/44	428,040

		2,224,485

	Health Care Technology — 0.2%
593,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	578,546

	Life Sciences Tools & Services — 0.0% (g)
187,000	Illumina, Inc., 0.500%, 06/15/21	192,376

	Pharmaceuticals — 0.3%
142,000	Impax Laboratories, Inc., 2.000%, 06/15/22	114,399
800,000	Jazz Investments I Ltd., 1.875%, 08/15/21	803,500

		917,899

	Total Health Care	6,557,435

	Industrials — 0.2%
	Machinery — 0.2%
465,000	Trinity Industries, Inc., 3.875%, 06/01/36	582,703

	Information Technology — 3.1%
	Communications Equipment — 0.2%
520,000	Brocade Communications Systems, Inc., 1.375%, 01/01/20	522,600
201,000	Ciena Corp., 3.750%, 10/15/18 (e)	270,470

		793,070

	Internet Software & Services — 0.6%
643,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	673,944
573,000	j2 Global, Inc., 3.250%, 06/15/29	776,057
535,000	Yandex NV, (Russia), 1.125%, 12/15/18	506,913

		1,956,914

	IT Services — 0.1%
414,000	Euronet Worldwide, Inc., 1.500%, 10/01/44	471,442

	Semiconductors & Semiconductor Equipment — 1.5%
	Intel Corp.,
221,000	2.950%, 12/15/35	301,389
210,000	3.250%, 08/01/39	373,800
273,000	Lam Research Corp., 1.250%, 05/15/18	515,970
429,000	Microchip Technology, Inc., 1.625%, 02/15/25	581,027

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
932,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	953,552
101,000	Novellus Systems, Inc., 2.625%, 05/15/41	343,463
183,000	NVIDIA Corp., 1.000%, 12/01/18	990,259
600,000	NXP Semiconductors NV, (Netherlands), 1.000%, 12/01/19	679,875
286,000	Xilinx, Inc., 2.625%, 06/15/17	577,899

		5,317,234

	Software — 0.7%
440,000	Citrix Systems, Inc., 0.500%, 04/15/19	508,750
236,000	Nuance Communications, Inc., 2.750%, 11/01/31	237,033
478,000	Red Hat, Inc., 0.250%, 10/01/19	575,990
780,000	Rovi Corp., 0.500%, 03/01/20	767,325
541,000	Verint Systems, Inc., 1.500%, 06/01/21	511,583

		2,600,681

	Total Information Technology	11,139,341

	Materials — 0.3%
	Metals & Mining — 0.3%
435,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	447,234
438,000	Royal Gold, Inc., 2.875%, 06/15/19	477,420

	Total Materials	924,654

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	282,727
305,000	3.750%, 05/15/21	318,344

	Total Real Estate	601,071

	Utilities — 0.2%
	Independent Power & Renewable Electricity Producers — 0.2%
758,000	NRG Yield, Inc., 3.500%, 02/01/19 (e)	762,738

	Total Convertible Bonds (Cost $23,515,007)	25,014,982

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Health Care — 0.0%
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics International Ltd. (a)	—

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
3,314	Leap Wireless International, Inc. (a)	8,352

	Total Rights (Cost $ —)	8,352

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 27.3%
	Investment Company — 27.3%
97,758,606	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) ^^ (Cost $97,758,606)	97,758,606

	Total Investments — 96.0% (Cost $328,179,533)	343,376,580
	Other Assets in Excess of Liabilities — 4.0%	14,151,192

	NET ASSETS — 100.0%	$357,527,772

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	LME Primary Aluminum Futures^	02/13/17	USD	$1,400,425	$104,144
25	LME Zinc Futures^	02/13/17	USD	1,782,969	202,424
43	CAC 40 Index	02/17/17	EUR	2,206,736	(41,219)
18	IBEX 35 Index	02/17/17	EUR	1,821,972	2,896
12	WTI Crude Oil Futures^	02/21/17	USD	633,720	5,849
10	Natural Gas Futures^	02/24/17	USD	311,700	(23,696)
4	Sugar No. 11 (World Markets) Futures^	02/28/17	USD	91,616	5,398
63	Euro Bobl	03/08/17	EUR	9,041,050	(11,625)
31	Cotton No. 2 Futures^	03/09/17	USD	1,161,570	60,545
11	TOPIX Index	03/09/17	JPY	1,475,503	(10,570)
11	LME Nickel Futures^	03/13/17	USD	655,248	(69,201)
45	LME Primary Aluminum Futures^	03/13/17	USD	2,041,313	90,895
48	LME Zinc Futures^	03/13/17	USD	3,427,200	53,974
20	Soybean Futures^	03/14/17	USD	1,024,500	(12,596)
444	10 Year Australian Government Bond	03/15/17	AUD	43,201,169	42,597
18	SPI 200 Index	03/16/17	AUD	1,897,571	(19,959)
7	DAX Index	03/17/17	EUR	2,197,977	20,238
28	E-mini S&P 500	03/17/17	USD	3,184,300	16,531
61	Euro STOXX 50 Index	03/17/17	EUR	2,138,453	(19,812)
23	FTSE 100 Index	03/17/17	GBP	2,046,427	2,010
11	FTSE MIB Index	03/17/17	EUR	1,105,496	(37,341)
2	Coffee ‘C’ Futures^	03/21/17	USD	112,163	4,719
9	WTI Crude Oil Futures^	03/21/17	USD	480,780	(3,084)
5	10 Year Canadian Government Bond	03/22/17	CAD	528,108	144
332	10 Year U.S. Treasury Note	03/22/17	USD	41,323,625	(186,254)
22	Copper Futures^	03/29/17	USD	1,500,125	99,430
19	Natural Gas Futures^	03/29/17	USD	601,350	(28,570)
7	LME Zinc Futures^	04/13/17	USD	500,456	(1,640)
2	Lean Hogs Futures^	04/17/17	USD	55,400	634
12	Gold 100 OZ Futures^	04/26/17	USD	1,453,680	(5,191)
10	Feeder Cattle Futures^	04/27/17	USD	612,125	6,495
58	Live Cattle Futures^	04/28/17	USD	2,648,860	14,559
103	Sugar No. 11 (World Markets) Futures^	04/28/17	USD	2,360,266	86,187
22	Feeder Cattle Futures^	05/25/17	USD	1,334,575	(8,802)
22	Copper Futures^	05/26/17	USD	1,506,175	131,118

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
14	Gold 100 OZ Futures^	06/28/17	USD	$1,700,300	$40,523
34	Live Cattle Futures^	06/30/17	USD	1,417,120	(9,790)
23	Sugar No. 11 (World Markets) Futures^	06/30/17	USD	520,352	26,701
	Short Futures Outstanding
(31)	LME Primary Aluminum Futures^	02/13/17	USD	(1,400,425)	(94)
(25)	LME Zinc Futures^	02/13/17	USD	(1,782,969)	5,393
(209)	Euro Bund	03/08/17	EUR	(36,579,041)	(16,265)
(4)	Euro-Buxl 30-Year Bond	03/08/17	EUR	(721,970)	6,374
(373)	10 Year Japanese Government Bond	03/10/17	JPY	(49,489,974)	(987)
(5)	LME Nickel Futures^	03/13/17	USD	(297,840)	(5,487)
(2)	LME Primary Aluminum Futures^	03/13/17	USD	(90,725)	(868)
(1)	LME Zinc Futures^	03/13/17	USD	(71,400)	(2,034)
(47)	CBOT Wheat Futures^	03/14/17	USD	(988,763)	71,099
(16)	Corn Futures^	03/14/17	USD	(287,800)	1,703
(155)	3 Year Australian Government Bond	03/15/17	AUD	(13,143,253)	(30,257)
(26)	10 Year Australian Government Bond	03/15/17	AUD	(2,529,798)	(12,360)
(48)	Cocoa Futures^	03/16/17	USD	(1,009,440)	168,580
(508)	E-mini S&P 500	03/17/17	USD	(57,772,300)	(176,411)
(32)	10 Year Canadian Government Bond	03/22/17	CAD	(3,379,889)	23,387
(40)	10 Year U.S. Treasury Note	03/22/17	USD	(4,978,750)	(5,815)
(15)	U.S. Treasury Long Bond	03/22/17	USD	(2,262,656)	(6,032)
(10)	Long Gilt	03/29/17	GBP	(1,558,285)	9,480
(3)	Silver Futures^	03/29/17	USD	(263,145)	(12,078)
(6)	Feeder Cattle Futures^	03/30/17	USD	(368,325)	13,182
(68)	5 Year U.S. Treasury Note	03/31/17	USD	(8,014,969)	(13,162)
(108)	Lean Hogs Futures^	04/17/17	USD	(2,991,600)	(173,478)
(10)	WTI Crude Oil Futures^	04/20/17	USD	(539,400)	3,574
(11)	Gold 100 OZ Futures^	04/26/17	USD	(1,332,540)	2,101
(187)	CBOT Wheat Futures^	05/12/17	USD	(4,053,225)	(80,764)
(135)	Corn Futures^	05/12/17	USD	(2,477,250)	(18,286)
(60)	Cocoa Futures^	05/15/17	USD	(1,261,200)	14,976
(16)	Coffee ‘C’ Futures^	05/18/17	USD	(912,000)	(88,246)
(40)	Lean Hogs Futures^	06/14/17	USD	(1,241,600)	5,762
(72)	CBOT Wheat Futures^	07/14/17	USD	(1,610,100)	(39,188)
(88)	Corn Futures^	07/14/17	USD	(1,644,500)	(28,860)
(10)	Coffee ‘C’ Futures^	07/19/17	USD	(578,813)	(54,892)

					$88,708

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,415,808	AUD	Merrill Lynch International	02/21/17	$4,842,595	$4,863,643	$21,048

8,620,537	BRL	Credit Suisse International†	02/21/17	2,657,296	2,722,991	65,695

13,407,177	CAD	Citibank NA	02/21/17	10,270,482	10,304,978	34,496

7,480,485,712	COP	Merrill Lynch International†	02/21/17	2,546,549	2,549,275	2,726

1,640,423	EUR	Citibank NA	02/21/17	1,746,692	1,771,982	25,290

3,138,815	GBP	Goldman Sachs International	02/21/17	3,815,571	3,949,823	134,252

23,770,909	JPY	Morgan Stanley	02/21/17	208,863	210,627	1,764

77,787,348	NOK	Goldman Sachs International	02/21/17	9,227,626	9,432,265	204,639

12,534,734	NZD	Merrill Lynch International	02/21/17	9,002,960	9,191,714	188,754

158,494,148	RUB	Credit Suisse International†	02/21/17	2,657,426	2,628,596	(28,830)

8,738,081	TRY	Citibank NA	02/21/17	2,280,811	2,304,396	23,585

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,978,012	ZAR	Citibank NA	02/21/17	$2,574,972	$2,587,686	$12,714

				$51,831,843	$52,517,976	$686,133

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,155,782	AUD	HSBC Bank NA	02/21/17	$6,159,443	$6,182,668	$(23,225)

509,297	AUD	Merrill Lynch International	02/21/17	384,412	386,083	(1,671)

8,001,030	CAD	Royal Bank of Canada	02/21/17	6,129,033	6,149,724	(20,691)

21,135,921	CHF	State Street Corp.	02/21/17	21,165,532	21,377,879	(212,347)

11,274,377	EUR	Citibank NA	02/21/17	12,086,166	12,178,567	(92,401)

734,003,734	HUF	Citibank NA	02/21/17	2,544,990	2,557,293	(12,303)

9,507,370	ILS	Citibank NA	02/21/17	2,485,669	2,523,181	(37,512)

85,747,607	JPY	Standard Chartered Bank	02/21/17	745,210	759,784	(14,574)

3,018,091,147	JPY	State Street Corp.	02/21/17	26,686,162	26,742,431	(56,269)

3,016,827,605	KRW	Goldman Sachs International†	02/21/17	2,582,900	2,619,861	(36,961)

10,526,122	RON	Citibank NA	02/21/17	2,500,861	2,528,313	(27,452)

138,671,583	SEK	Citibank NA	02/21/17	15,608,662	15,865,518	(256,856)

90,087,570	THB	Goldman Sachs International	02/21/17	2,551,333	2,558,132	(6,799)

				$101,630,373	$102,429,434	$(799,061)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Total Return Basket Swaps* Outstanding at January 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE**
Bank of America NA	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	08/29/17	$(4,199)

Bank of America NA	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/02/17	9,033

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in HKD which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	29,494

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in ZAR which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	21,707

			$56,035

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.
**	This represents the value of the swap subsequent to reset.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
COP	—	Colombian Peso
DAX	—	Deutscher Aktien Index
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2017.
THB	—	Thai Baht
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2017.
†	—	Non-deliverable forward.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,251,268
Aggregate gross unrealized depreciation	(6,054,221)

Net unrealized appreciation/depreciation	$15,197,047

Federal income tax cost of investments	$328,179,533

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 1.1%
Auto Components - 0.1%
TS Tech Co. Ltd. (Japan)	21,300	544,621	543,604	(1,017)
Automobiles - 0.1%
Peugeot SA (France) (a)	12,121	225,055	225,579	524
Distributors - 0.0% (g)
Inchcape plc (United Kingdom)	14,625	132,007	132,368	361
Hotels, Restaurants & Leisure - 0.2%
GVC Holdings plc (Isle of Man)	65,562	499,811	499,811	—
Ladbrokes Coral Group plc (United Kingdom)	95,534	143,497	143,837	340
William Hill plc (United Kingdom)	40,526	131,991	132,192	201

	201,622	775,299	775,840	541

Household Durables - 0.2%
Barratt Developments plc (United Kingdom)	98,276	590,586	592,659	2,073
Media - 0.2%
Informa plc (United Kingdom)	14,593	119,694	119,960	266
Mediaset Espana Comunicacion SA (Spain)	46,403	566,541	567,952	1,411

	60,996	686,235	687,912	1,677

Specialty Retail - 0.1%
Kingfisher plc (United Kingdom)	108,884	460,514	461,973	1,459
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group plc (United Kingdom)	30,456	628,344	629,814	1,470

Total Consumer Discretionary	548,280	4,042,661	4,049,749	7,088

Consumer Staples - 0.3%
Household Products - 0.2%
Reckitt Benckiser Group plc (United Kingdom)	6,319	540,871	542,206	1,335
Personal Products - 0.1%
Unilever plc (United Kingdom)	11,463	465,420	464,318	(1,102)

Total Consumer Staples	17,782	1,006,291	1,006,524	233

Financials - 0.5%
Banks - 0.1%
Resona Holdings, Inc. (Japan)	103,200	560,466	558,732	(1,734)
Insurance - 0.2%
NN Group NV (Netherlands)	20,313	717,699	719,402	1,703
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG (Germany)	16,604	640,784	644,191	3,407

Total Financials	140,117	1,918,949	1,922,325	3,376

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astellas Pharma, Inc. (Japan)	39,600	530,817	531,502	685
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,800	93,420	93,961	541
Kaken Pharmaceutical Co. Ltd. (Japan)	10,300	521,796	523,635	1,839
Recordati SpA (Italy)	17,366	493,223	493,223	—
Roche Holding AG (Switzerland)	488	117,025	117,601	576

Total Health Care	69,554	1,756,281	1,759,922	3,641

Industrials - 0.5%
Construction & Engineering - 0.0% (g)
Tokyu Construction Co. Ltd. (Japan)	14,300	112,465	112,484	19
Electrical Equipment - 0.2%
Schneider Electric SE (France)	8,773	627,133	627,744	611
Professional Services - 0.2%
RELX plc (United Kingdom)	28,462	509,508	510,896	1,388
Trading Companies & Distributors - 0.1%
Kloeckner & Co. SE (Germany) (a)	37,905	493,477	494,971	1,494

Total Industrials	89,440	1,742,583	1,746,095	3,512

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Spectris plc (United Kingdom)	20,834	633,476	633,956	480
Software - 0.1%
Playtech plc (United Kingdom)	47,218	492,428	493,373	945

Total Information Technology	68,052	1,125,904	1,127,329	1,425

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Materials - 0.8%
Chemicals - 0.4%
Covestro AG (Germany) (e)	9,136	685,332	687,519	2,187
Mitsui Chemicals, Inc. (Japan)	121,000	570,118	569,013	(1,105)

	130,136	1,255,450	1,256,532	1,082

Metals & Mining - 0.4%
Glencore plc (Switzerland) (a)	187,769	771,119	777,680	6,561
Northern Star Resources Ltd. (Australia)	38,034	109,899	110,647	748
Rio Tinto plc (United Kingdom)	14,850	652,164	657,900	5,736

	240,653	1,533,182	1,546,227	13,045

Total Materials	370,789	2,788,632	2,802,759	14,127

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swiss Prime Site AG (Switzerland) (a)	5,989	498,100	498,903	803
Telecommunication Services - 0.0% (g)
Wireless Telecommunication Services - 0.0% (g)
KDDI Corp. (Japan)	4,700	126,127	126,281	154
Utilities - 0.6%
Electric Utilities - 0.4%
Enel SpA (Italy)	117,863	491,629	492,742	1,113
Kansai Electric Power Co., Inc. (The) (Japan) (a)	51,100	545,124	546,067	943
SSE plc (United Kingdom)	25,277	473,479	475,173	1,694

	194,240	1,510,232	1,513,982	3,750

Multi-Utilities - 0.2%
Centrica plc (United Kingdom)	173,041	488,269	489,883	1,614
National Grid plc (United Kingdom)	12,917	150,747	151,299	552

	185,958	639,016	641,182	2,166

Total Utilities	380,198	2,149,248	2,155,164	5,916

Total Long Positions of Total Return Basket Swap	1,694,901	17,154,776	17,195,051	40,275

Short Positions

Common Stocks
Consumer Discretionary - 3.7%
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	6,461	457,826	457,826	—
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	530	223,363	223,363	—
ClubCorp Holdings, Inc.	9,617	158,681	158,681	—
Merlin Entertainments plc (United Kingdom) (e)	22,032	132,235	132,459	(224)
MGM Resorts International (a)	15,349	442,051	442,051	—
NH Hotel Group SA (Spain) (a)	22,734	100,374	100,603	(229)
Norwegian Cruise Line Holdings Ltd. (a)	11,995	563,765	563,765	—
Red Robin Gourmet Burgers, Inc. (a)	8,879	422,196	422,196	—
Resorttrust, Inc. (Japan)	5,200	95,885	95,804	81
Star Entertainment Grp Ltd. (The) (Australia)	112,513	407,024	407,592	(568)
Whitbread plc (United Kingdom)	3,392	167,485	167,911	(426)

	212,241	2,713,059	2,714,425	(1,366)

Household Durables - 0.4%
Crest Nicholson Holdings plc (United Kingdom)	81,396	518,125	520,083	(1,958)
Newell Brands, Inc.	9,335	441,826	441,826	—
TomTom NV (Netherlands) (a)	54,672	500,594	501,181	(587)

	145,403	1,460,545	1,463,090	(2,545)

Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.	3,542	430,672	430,672	—
HSN, Inc.	5,693	200,678	200,678	—
Rakuten, Inc. (Japan)	11,000	109,844	109,805	39
TripAdvisor, Inc. (a)	2,831	149,760	149,760	—

	23,066	890,954	890,915	39

Leisure Products - 0.1%
Polaris Industries, Inc.	5,986	503,243	503,243	—
Media - 0.4%
Dentsu, Inc. (Japan)	9,100	420,707	420,594	113

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Media - continued
ITV plc (United Kingdom)	197,063	503,743	505,670	(1,927)
JCDecaux SA (France)	17,085	545,736	546,934	(1,198)

	223,248	1,470,186	1,473,198	(3,012)

Multiline Retail - 0.4%
B&M European Value Retail SA (Luxembourg)	40,082	151,421	151,863	(442)
Dollar Tree, Inc. (a)	6,242	481,820	481,820	—
Marui Group Co. Ltd. (Japan)	31,800	455,131	454,694	437
Next plc (United Kingdom)	2,036	98,097	98,239	(142)

	80,160	1,186,469	1,186,616	(147)

Specialty Retail - 0.5%
CarMax, Inc. (a)	8,785	586,047	586,047	—
L Brands, Inc.	6,336	381,491	381,491	—
Lithia Motors, Inc., Class A	4,833	498,379	498,379	—
Tractor Supply Co.	6,532	481,212	481,212	—

	26,486	1,947,129	1,947,129	—

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	7,573	411,744	411,744	—
Crocs, Inc. (a)	32,819	239,579	239,579	—
G-III Apparel Group Ltd. (a)	5,887	154,593	154,593	—
Gildan Activewear, Inc. (Canada)	4,715	123,342	123,342	—
Hanesbrands, Inc.	21,944	520,292	520,292	—
Kate Spade & Co. (a)	6,334	117,242	117,242	—
Kering (France)	2,054	488,247	488,936	(689)
NIKE, Inc., Class B	9,345	494,351	494,351	—

	90,671	2,549,390	2,550,079	(689)

Total Consumer Discretionary	813,722	13,178,801	13,186,521	(7,720)

Consumer Staples - 2.6%
Beverages - 0.4%
Britvic plc (United Kingdom)	69,183	544,387	545,408	(1,021)
Remy Cointreau SA (France)	5,514	500,534	501,310	(776)
Suntory Beverage & Food Ltd. (Japan)	10,200	433,168	433,986	(818)

	84,897	1,478,089	1,480,704	(2,615)

Food & Staples Retailing - 0.9%
Aeon Co. Ltd. (Japan)	34,000	491,135	491,397	(262)
Carrefour SA (France)	20,059	490,564	490,709	(145)
Casey’s General Stores, Inc.	3,866	444,203	444,203	—
Distribuidora Internacional de Alimentacion SA (Spain)	84,593	446,820	447,732	(912)
Koninklijke Ahold Delhaize NV (Netherlands)	22,040	468,587	469,535	(948)
Sugi Holdings Co. Ltd. (Japan)	9,400	437,074	437,462	(388)
Woolworths Ltd. (Australia)	28,007	522,516	522,678	(162)

	201,965	3,300,899	3,303,716	(2,817)

Food Products - 0.6%
Associated British Foods plc (United Kingdom)	15,078	452,580	454,377	(1,797)
Calbee, Inc. (Japan)	3,300	107,409	107,425	(16)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	8	518,660	518,869	(209)
Kewpie Corp. (Japan)	5,200	129,781	129,984	(203)
Nissin Foods Holdings Co. Ltd. (Japan)	8,400	443,397	443,295	102
Pilgrim’s Pride Corp.	24,214	463,456	463,456	—

	56,200	2,115,283	2,117,406	(2,123)

Household Products - 0.3%
Clorox Co. (The)	3,785	454,200	454,200	—
Kimberly-Clark Corp.	4,010	485,731	485,731	—

	7,795	939,931	939,931	—

Personal Products - 0.4%
Avon Products, Inc. (a)	79,624	467,393	467,393	—
Coty, Inc., Class A	22,666	435,187	435,187	—
Edgewell Personal Care Co. (a)	1,349	106,355	106,355	—
elf Beauty, Inc. (a)	17,107	426,991	426,991	—

	120,746	1,435,926	1,435,926	—

Total Consumer Staples	471,603	9,270,128	9,277,683	(7,555)

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)	20,135	491,495	491,495	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	22,169	476,190	476,190	—
Chesapeake Energy Corp. (a)	74,752	482,150	482,150	—
Golar LNG Ltd. (Bermuda)	20,265	524,053	524,053	—
Gulfport Energy Corp. (a)	7,559	157,983	157,983	—
Hess Corp.	8,008	433,873	433,873	—
Marathon Oil Corp.	30,962	518,614	518,614	—
MEG Energy Corp. (Canada) (a)	18,346	95,308	95,308	—
Oasis Petroleum, Inc. (a)	30,575	432,331	432,331	—
QEP Resources, Inc. (a)	25,843	450,702	450,702	—
Rice Energy, Inc. (a)	7,175	142,280	142,280	—
Santos Ltd. (Australia)	151,162	458,565	459,879	(1,314)
SM Energy Co.	2,357	71,912	71,912	—

Total Energy	419,308	4,735,456	4,736,770	(1,314)

Financials - 1.2%
Banks - 0.1%
Royal Bank of Scotland Group plc (United Kingdom) (a)	57,533	160,531	161,177	(646)
Seven Bank Ltd. (Japan)	30,600	87,808	87,666	142

	88,133	248,339	248,843	(504)

Capital Markets - 0.9%
Azimut Holding SpA (Italy)	24,604	440,896	442,730	(1,834)
Banca Generali SpA (Italy)	23,280	592,835	593,841	(1,006)
Deutsche Bank AG (Germany) (a)	30,977	614,956	618,641	(3,685)
Hargreaves Lansdown plc (United Kingdom)	25,822	439,509	441,131	(1,622)
Interactive Brokers Group, Inc., Class A	12,548	468,542	468,542	—
NEX Group plc (United Kingdom)	40,808	294,928	294,928	—
TP ICAP plc (United Kingdom)	33,350	194,962	194,962	—

	191,389	3,046,628	3,054,775	(8,147)

Consumer Finance - 0.0% (g)
LendingClub Corp. (a)	23,715	146,322	146,322	—
Diversified Financial Services - 0.0% (g)
Element Fleet Management Corp. (Canada)	12,446	120,993	120,993	—
Insurance - 0.2%
Sony Financial Holdings, Inc. (Japan)	32,600	549,444	545,991	3,453

Total Financials	348,283	4,111,726	4,116,924	(5,198)

Health Care - 1.5%
Health Care Equipment & Supplies - 0.6%
DexCom, Inc. (a)	3,359	265,865	265,865	—
Glaukos Corp. (a)	14,198	585,242	585,242	—
Insulet Corp. (a)	2,940	122,304	122,304	—
Penumbra, Inc. (a)	6,865	491,191	491,191	—
Spectranetics Corp. (The) (a)	19,997	516,922	516,922	—

	47,359	1,981,524	1,981,524	—

Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. (a)	12,297	471,836	471,836	—
Diplomat Pharmacy, Inc. (a)	24,203	332,549	332,549	—
Healthscope Ltd. (Australia)	66,279	110,083	110,067	16

	102,779	914,468	914,452	16

Health Care Technology - 0.2%
athenahealth, Inc. (a)	4,468	562,923	562,923	—
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE (Luxembourg)	1,140	510,711	511,816	(1,105)
Pharmaceuticals - 0.3%
Dermira, Inc. (a)	14,168	417,106	417,106	—
Medicines Co. (The) (a)	2,953	106,456	106,456	—
Nektar Therapeutics (a)	11,687	141,530	141,530	—
Ono Pharmaceutical Co. Ltd. (Japan)	19,800	404,469	406,222	(1,753)
Pacira Pharmaceuticals, Inc. (a)	2,240	86,128	86,128	—
TherapeuticsMD, Inc. (a)	15,875	92,234	92,234	—

	66,723	1,247,923	1,249,676	(1,753)

Total Health Care	222,469	5,217,549	5,220,391	(2,842)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Industrials - 4.3%
Aerospace & Defense - 0.5%
Cobham plc (United Kingdom)	257,682	439,566	440,941	(1,375)
Cubic Corp.	9,581	455,577	455,577	—
Mercury Systems, Inc. (a)	14,591	492,009	492,009	—
Rolls-Royce Holdings plc (United Kingdom) (a)	17,060	143,255	143,690	(435)
TransDigm Group, Inc.	1,968	425,875	425,875	—

	300,882	1,956,282	1,958,092	(1,810)

Air Freight & Logistics - 0.2%
Bollore SA (France)	124,926	498,838	499,639	(801)
Yamato Holdings Co. Ltd. (Japan)	5,000	100,943	100,767	176

	129,926	599,781	600,406	(625)

Airlines - 0.1%
American Airlines Group, Inc.	9,450	418,163	418,163	—
Commercial Services & Supplies - 0.3%
Sohgo Security Services Co. Ltd. (Japan)	12,600	473,714	474,084	(370)
Stericycle, Inc. (a)	1,482	114,321	114,321	—
Team, Inc. (a)	14,091	473,458	473,458	—

	28,173	1,061,493	1,061,863	(370)

Construction & Engineering - 0.4%
Bouygues SA (France)	13,889	504,595	504,670	(75)
Ferrovial SA (Spain)	26,562	480,284	482,162	(1,878)
SNC-Lavalin Group, Inc. (Canada)	10,583	456,096	456,096	—

	51,034	1,440,975	1,442,928	(1,953)

Electrical Equipment - 0.3%
AMETEK, Inc.	8,985	459,134	459,134	—
Melrose Industries plc (United Kingdom)	223,401	548,727	550,005	(1,278)

	232,386	1,007,861	1,009,139	(1,278)

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	2,456	471,184	471,184	—
Machinery - 0.4%
FANUC Corp. (Japan)	2,700	530,028	530,082	(54)
Middleby Corp. (The) (a)	3,603	483,451	483,451	—
Proto Labs, Inc. (a)	1,849	97,073	97,073	—
Wartsila OYJ Abp (Finland)	9,903	496,563	497,321	(758)

	18,055	1,607,115	1,607,927	(812)

Professional Services - 0.6%
Advisory Board Co. (The) (a)	14,826	674,583	674,583	—
Capita plc (United Kingdom)	76,742	483,190	484,177	(987)
On Assignment, Inc. (a)	10,598	479,877	479,877	—
Verisk Analytics, Inc. (a)	5,159	426,340	426,340	—

	107,325	2,063,990	2,064,977	(987)

Road & Rail - 0.7%
AMERCO	1,373	517,168	517,168	—
Avis Budget Group, Inc. (a)	13,683	509,281	509,281	—
Hertz Global Holdings, Inc. (a)	7,562	158,575	158,575	—
Kansas City Southern	1,384	118,899	118,899	—
Keio Corp. (Japan)	14,000	115,065	115,075	(10)
Kintetsu Group Holdings Co. Ltd. (Japan)	105,000	403,596	403,647	(51)
Odakyu Electric Railway Co. Ltd. (Japan)	6,400	126,799	126,749	50
Werner Enterprises, Inc.	16,442	462,020	462,020	—

	165,844	2,411,403	2,411,414	(11)

Trading Companies & Distributors - 0.5%
Herc Holdings, Inc. (a)	10,213	507,280	507,280	—
MISUMI Group, Inc. (Japan)	5,800	108,387	108,365	22
SiteOne Landscape Supply, Inc. (a)	13,133	504,570	504,570	—
Univar, Inc. (a)	18,183	542,217	542,217	—

	47,329	1,662,454	1,662,432	22

Transportation Infrastructure - 0.2%
Aeroports de Paris (France)	4,544	503,769	504,236	(467)
Groupe Eurotunnel SE (France)	12,351	114,756	114,892	(136)

	16,895	618,525	619,128	(603)

Total Industrials	1,109,755	15,319,226	15,327,653	(8,427)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Information Technology - 3.2%
Communications Equipment - 0.2%
EchoStar Corp., Class A (a)	8,818	449,101	449,101	—
Nokia OYJ (Finland)	47,570	213,109	213,596	(487)
ViaSat, Inc. (a)	1,772	115,021	115,021	—

	58,160	777,231	777,718	(487)

Internet Software & Services - 0.9%
2U, Inc. (a)	4,775	162,541	162,541	—
Benefitfocus, Inc. (a)	9,038	273,399	273,399	—
Cornerstone OnDemand, Inc. (a)	10,126	412,027	412,027	—
CoStar Group, Inc. (a)	791	159,861	159,861	—
Envestnet, Inc. (a)	3,089	116,764	116,764	—
New Relic, Inc. (a)	4,121	149,180	149,180	—
Pandora Media, Inc. (a)	13,434	174,642	174,642	—
Q2 Holdings, Inc. (a)	14,697	466,630	466,630	—
Quotient Technology, Inc. (a)	40,030	426,320	426,320	—
Stamps.com, Inc. (a)	3,851	468,089	468,089	—
WebMD Health Corp. (a)	7,645	381,409	381,409	—
Yelp, Inc. (a)	4,243	177,273	177,273	—

	115,840	3,368,135	3,368,135	—

IT Services - 0.5%
CSRA, Inc.	16,333	506,650	506,650	—
EPAM Systems, Inc. (a)	2,394	154,078	154,078	—
InterXion Holding NV (Netherlands) (a)	3,524	135,427	135,427	—
Sabre Corp.	17,023	417,064	417,064	—
Wirecard AG (Germany)	9,014	436,028	437,650	(1,622)
Worldpay Group plc (United Kingdom) (e)	41,614	149,670	150,126	(456)

	89,902	1,798,917	1,800,995	(2,078)

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (a)	17,366	180,085	180,085	—
ams AG (Austria)	13,795	473,286	475,231	(1,945)
First Solar, Inc. (a)	13,062	407,404	407,404	—

	44,223	1,060,775	1,062,720	(1,945)

Software - 1.1%
Blackbaud, Inc.	6,686	438,669	438,669	—
FireEye, Inc. (a)	11,848	160,540	160,540	—
Globant SA (a)	3,356	111,251	111,251	—
Guidewire Software, Inc. (a)	7,143	373,793	373,793	—
HubSpot, Inc. (a)	2,262	116,041	116,041	—
Imperva, Inc. (a)	3,275	136,731	136,731	—
Nintendo Co. Ltd. (Japan)	1,200	245,719	245,619	100
Pegasystems, Inc.	12,378	480,266	480,267	(1)
Proofpoint, Inc. (a)	1,182	94,749	94,749	—
RingCentral, Inc., Class A (a)	5,937	138,629	138,629	—
salesforce.com, Inc. (a)	5,578	441,220	441,220	—
Splunk, Inc. (a)	1,983	114,736	114,736	—
Tableau Software, Inc., Class A (a)	4,624	221,212	221,212	—
Tyler Technologies, Inc. (a)	2,642	385,785	385,785	—
Workday, Inc., Class A (a)	1,569	130,368	130,368	—
Zendesk, Inc. (a)	9,211	220,419	220,419	—

	80,874	3,810,128	3,810,029	99

Technology Hardware, Storage & Peripherals - 0.2%
Nimble Storage, Inc. (a)	16,835	144,276	144,276	—
Ricoh Co. Ltd. (Japan)	47,600	425,369	424,663	706
Stratasys Ltd. (a)	5,226	103,057	103,057	—

	69,661	672,702	671,996	706

Total Information Technology	458,660	11,487,888	11,491,593	(3,705)

Materials - 2.0%
Chemicals - 1.1%
Air Liquide SA (France)	4,071	439,465	439,521	(56)
Air Water, Inc. (Japan)	26,000	481,729	481,409	320

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Chemicals - continued
CF Industries Holdings, Inc.	16,843	594,389	594,389	—
Clariant AG (Switzerland) (a)	27,417	512,294	513,829	(1,535)
Essentra plc (United Kingdom)	90,967	468,503	469,695	(1,192)
Ferro Corp. (a)	31,951	451,787	451,787	—
Incitec Pivot Ltd. (Australia)	185,286	541,005	541,520	(515)
Sensient Technologies Corp.	6,056	464,798	464,798	—
WR Grace & Co.	1,777	123,217	123,217	—

	390,368	4,077,187	4,080,165	(2,978)

Construction Materials - 0.3%
Boral Ltd. (Australia)	125,000	551,736	552,412	(676)
Vulcan Materials Co.	3,513	450,823	450,823	—

	128,513	1,002,559	1,003,235	(676)

Metals & Mining - 0.6%
Alumina Ltd. (Australia)	387,526	570,166	571,003	(837)
Compass Minerals International, Inc.	6,278	524,841	524,841	—
Franco-Nevada Corp. (Canada)	1,827	118,837	118,837	—
Fresnillo plc (Mexico)	9,420	172,186	172,918	(732)
New Gold, Inc. (Canada) (a)	119,852	319,605	319,605	—
Randgold Resources Ltd. (Jersey)	6,214	528,053	528,943	(890)

	531,117	2,233,688	2,236,147	(2,459)

Total Materials	1,049,998	7,313,434	7,319,547	(6,113)

Real Estate - 0.0% (g)
Real Estate Management & Development - 0.0% (g)
Capital & Counties Properties plc (United Kingdom)	26,205	89,667	89,902	(235)
Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Iliad SA (France)	607	129,708	129,807	(99)
Inmarsat plc (United Kingdom)	16,867	129,010	129,232	(222)
SFR Group SA (France) (a)	4,249	123,201	123,458	(257)

Total Telecommunication Services	21,723	381,919	382,497	(578)

Utilities - 0.6%
Electric Utilities - 0.0% (g)
Hokuriku Electric Power Co. (Japan)	8,400	84,588	84,633	(45)
Gas Utilities - 0.1%
New Jersey Resources Corp.	13,970	526,669	526,669	—
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	9,032	106,577	106,577	—
Dynegy, Inc. (a)	49,510	472,820	472,820	—
NRG Energy, Inc.	39,179	648,021	648,021	—
Pattern Energy Group, Inc.	8,628	170,317	170,317	—

	106,349	1,397,735	1,397,735	—

Water Utilities - 0.1%
Pennon Group plc (United Kingdom)	10,740	107,142	107,377	(235)
United Utilities Group plc (United Kingdom)	11,337	130,782	131,289	(507)

	22,077	237,924	238,666	(742)

Total Utilities	150,796	2,246,916	2,247,703	(787)

Total Short Positions of Total Return Basket Swap	5,092,522	73,352,710	73,397,184	(44,474)

Total of Long and Short Positions of Total Return Basket Swap	3,397,621	56,197,934	56,202,133	(4,199)

Outstanding swap contract, at value				$(4,199)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 2.0%
Household Durables - 0.1%
PanaHome Corp. (Japan)	42,000	355,982	356,036	54
Media - 1.9%
Sky plc (United Kingdom)	281,985	3,550,918	3,562,784	11,866
Time Warner, Inc.	36,254	3,511,200	3,511,200	—

	318,239	7,062,118	7,073,984	11,866

Total Consumer Discretionary	360,239	7,418,100	7,430,020	11,920

Consumer Staples - 1.2%
Food & Staples Retailing - 0.2%
Booker Group plc (United Kingdom)	329,276	844,199	845,499	1,300
Tobacco - 1.0%
Reynolds American, Inc.	61,679	3,708,758	3,708,758	—

Total Consumer Staples	390,955	4,552,957	4,554,257	1,300

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Clayton Williams Energy, Inc. (a)	16,261	2,365,163	2,365,163	—
Western Refining, Inc.	70,607	2,471,951	2,471,951	—

Total Energy	86,868	4,837,114	4,837,114	—

Financials - 1.8%
Banks - 1.0%
BNC Bancorp	17,332	610,953	610,953	—
PrivateBancorp, Inc.	45,748	2,500,586	2,500,586	—
Yadkin Financial Corp.	16,003	512,096	512,096	—

	79,083	3,623,635	3,623,635	—

Capital Markets - 0.0% (g)
SVG Capital plc (United Kingdom) (a)	9,360	83,660	83,735	75
Insurance - 0.8%
Allied World Assurance Co. Holdings AG	54,332	2,886,659	2,886,659	—

Total Financials	142,775	6,593,954	6,594,029	75

Industrials - 1.4%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc.	54,050	3,322,454	3,322,454	—
Professional Services - 0.5%
CEB, Inc.	20,734	1,585,114	1,585,114	—

Total Industrials	74,784	4,907,568	4,907,568	—

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Linear Technology Corp.	54,012	3,409,778	3,409,778	—
Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. (a)	13,797	255,245	255,245	—

Total Long Positions of Total Return Basket Swap	1,123,430	31,974,716	31,988,011	13,295

Short Positions

Common Stocks
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Panasonic Corp. (Japan)	33,300	347,569	346,484	1,085
Consumer Staples - 0.7%
Food & Staples Retailing - 0.2%
Tesco plc (United Kingdom) (a)	280,671	687,102	689,486	(2,384)
Tobacco - 0.5%
British American Tobacco plc (United Kingdom)	32,119	1,979,677	1,982,640	(2,963)

Total Consumer Staples	312,790	2,666,779	2,672,126	(5,347)

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Noble Energy, Inc.	44,733	1,778,584	1,778,584	—
Tesoro Corp.	35,225	2,847,941	2,847,941	—

Total Energy	79,958	4,626,525	4,626,525	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Financials - 0.9%
Banks - 0.7%
Canadian Imperial Bank of Commerce (Canada)	16,563	1,410,448	1,410,448	—
FNB Corp.	34,220	511,247	511,247	—
Pinnacle Financial Partners, Inc.	8,982	600,447	600,447	—

	59,765	2,522,142	2,522,142	—

Insurance - 0.2%
Fairfax Financial Holdings Ltd. (Canada)	1,634	763,475	763,475	—

Total Financials	61,399	3,285,617	3,285,617	—

Information Technology - 0.4%
IT Services - 0.1%
Gartner, Inc. (a)	4,688	465,800	465,800	—
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.	12,411	930,080	930,080	—

Total Information Technology	17,099	1,395,880	1,395,880	—

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	51,575	2,174,402	2,174,402	—
Consolidated Communications Holdings, Inc.	9,970	262,311	262,311	—

Total Telecommunication Services	61,545	2,436,713	2,436,713	—

Total Short Positions of Total Return Basket Swap	566,091	14,759,083	14,763,345	(4,262)

Total of Long and Short Positions of Total Return Basket Swap	557,339	17,215,633	17,224,666	9,033

Outstanding swap contract, at value				$9,033

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Tatts Group Ltd. (Australia)	502,505	1,653,973	1,654,349	376
Consumer Staples - 0.2%
Food & Staples Retailing - 0.2%
METRO AG (Germany)	21,833	745,007	747,142	2,135
Financials - 0.9%
Capital Markets - 0.9%
London Stock Exchange Group plc (United Kingdom)	77,396	3,087,418	3,098,640	11,222
Health Care - 1.6%
Biotechnology - 1.0%
Actelion Ltd. (Switzerland) (a)	13,208	3,430,302	3,448,512	18,210
Health Care Providers & Services - 0.6%
Cigna Corp.	4,842	707,997	707,997	—
Surgical Care Affiliates, Inc. (a)	28,335	1,600,928	1,600,928	—

	33,177	2,308,925	2,308,925	—

Total Health Care	46,385	5,739,227	5,757,437	18,210

Industrials - 0.8%
Aerospace & Defense - 0.7%
Zodiac Aerospace (France)	89,698	2,720,895	2,726,294	5,399
Machinery - 0.1%
Pfeiffer Vacuum Technology AG (Germany)	3,073	333,057	334,247	1,190

Total Industrials	92,771	3,053,952	3,060,541	6,589

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Materials - 0.0% (g)
Metals & Mining - 0.0% (g)
Kirkland Lake Gold Ltd. (Canada) (a)	314	2,251	2,251	—
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. (a)	55,963	3,327,560	3,327,560	—
Manitoba Telecom Services, Inc. (Canada)	21,539	621,714	621,714	—

Total Telecommunication Services	77,502	3,949,274	3,949,274	—

Utilities - 0.8%
Electric Utilities - 0.8%
Westar Energy, Inc.	54,894	3,002,153	3,002,153	—
Right
Consumer Discretionary - 0.0%
Media - 0.0%
Media Gen, Inc. (a)	48,548	—	—	—

Total Long Positions of Total Return Basket Swap	922,148	21,233,255	21,271,787	38,532

Short Positions

Common Stocks
Energy - 0.0% (g)
Oil, Gas & Consumable Fuels - 0.0% (g)
Royal Dutch Shell plc (Netherlands), Class A	32	865	868	(3)
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Boerse AG (Germany) (a)	18,983	1,746,751	1,751,628	(4,877)
Deutsche Boerse AG (Germany)	14,891	1,323,119	1,327,277	(4,158)

Total Financials	33,874	3,069,870	3,078,905	(9,035)

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
BCE, Inc. (Canada)	7,923	357,167	357,167	—
CenturyLink, Inc.	79,149	2,046,793	2,046,793	—

Total Telecommunication Services	87,072	2,403,960	2,403,960	—

Total Short Positions of Total Return Basket Swap	120,978	5,474,695	5,483,733	(9,038)

Total of Long and Short Positions of Total Return Basket Swap	801,170	15,758,560	15,788,054	29,494

Outstanding swap contract, at value				$29,494

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 3.7%
Auto Components - 1.1%
Cie Generale des Etablissements Michelin (France)	4,831	518,273	519,007	734
Cooper-Standard Holdings, Inc. (a)	5,373	565,669	565,669	—
GKN plc (United Kingdom)	126,986	548,576	550,585	2,009
Lear Corp.	4,108	583,706	583,706	—
Linamar Corp. (Canada)	10,802	474,914	474,914	—
Magna International, Inc. (Canada)	12,090	522,994	522,994	—
Valeo SA (France)	10,158	619,774	620,853	1,079

	174,348	3,833,906	3,837,728	3,822

Automobiles - 0.3%
Peugeot SA (France) (a)	22,253	413,180	414,142	962

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Automobiles - continued
Thor Industries, Inc.	6,512	673,992	673,992	—

	28,765	1,087,172	1,088,134	962

Distributors - 0.1%
Inchcape plc (United Kingdom)	46,863	422,993	424,147	1,154
Hotels, Restaurants & Leisure - 0.5%
Carnival plc	9,120	486,224	487,909	1,685
Ladbrokes Coral Group plc (United Kingdom)	255,321	383,505	384,415	910
William Hill plc (United Kingdom)	110,440	359,699	360,245	546
Wyndham Worldwide Corp.	6,202	490,330	490,330	—

	381,083	1,719,758	1,722,899	3,141

Household Durables - 0.2%
KB Home	36,297	594,545	594,545	—
Media - 0.2%
Informa plc (United Kingdom)	52,567	431,163	432,123	960
UBM plc (United Kingdom)	54,005	478,625	479,876	1,251

	106,572	909,788	911,999	2,211

Multiline Retail - 0.6%
Big Lots, Inc.	10,626	531,300	531,300	—
Canadian Tire Corp. Ltd. (Canada), Class A	5,307	564,408	564,408	—
Dillard’s, Inc., Class A	8,672	489,448	489,448	—
Target Corp.	7,067	455,680	455,680	—

	31,672	2,040,836	2,040,836	—

Specialty Retail - 0.6%
American Eagle Outfitters, Inc.	28,514	430,846	430,846	—
Best Buy Co., Inc.	11,821	526,271	526,271	—
Children’s Place, Inc. (The)	6,210	602,370	602,370	—
GameStop Corp., Class A	19,659	481,449	481,449	—

	66,204	2,040,936	2,040,936	—

Textiles, Apparel & Luxury Goods - 0.1%
Christian Dior SE (France)	2,767	593,662	593,979	317

Total Consumer Discretionary	874,571	13,243,596	13,255,203	11,607

Consumer Staples - 1.4%
Food & Staples Retailing - 0.5%
Metro, Inc. (Canada)	17,481	531,046	531,046	—
SpartanNash Co.	17,101	647,444	647,444	—
Wm Morrison Supermarkets plc (United Kingdom)	216,111	641,879	644,289	2,410

	250,693	1,820,369	1,822,779	2,410

Food Products - 0.7%
Dean Foods Co.	29,926	594,330	594,330	—
Ebro Foods SA (Spain)	21,996	453,525	453,963	438
Fresh Del Monte Produce, Inc.	8,788	503,113	503,113	—
Ingredion, Inc.	3,897	499,556	499,556	—
Pinnacle Foods, Inc.	11,039	587,164	587,164	—

	75,646	2,637,688	2,638,126	438

Tobacco - 0.2%
Universal Corp.	9,262	629,816	629,816	—

Total Consumer Staples	335,601	5,087,873	5,090,721	2,848

Energy - 2.7%
Energy Equipment & Services - 0.5%
John Wood Group plc (United Kingdom)	56,791	598,693	600,788	2,095
Petrofac Ltd. (United Kingdom)	43,489	501,683	503,568	1,885
Tenaris SA (Luxembourg)	31,441	548,819	550,751	1,932

	131,721	1,649,195	1,655,107	5,912

Oil, Gas & Consumable Fuels - 2.2%
BP plc (United Kingdom)	105,472	627,395	629,935	2,540
Clayton Williams Energy, Inc. (a)	4,501	654,670	654,670	—
CVR Energy, Inc.	9,112	202,378	202,378	—
Enbridge Income Fund Holdings, Inc. (Canada)	22,781	598,565	598,565	—
Galp Energia SGPS SA (Portugal)	40,307	592,625	593,893	1,268
Neste OYJ (Finland)	14,454	503,356	502,899	(457)
OMV AG (Austria)	16,769	585,876	586,883	1,007
Repsol SA (Spain)	38,510	567,867	570,783	2,916

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell plc (Netherlands), Class B	21,561	606,622	608,978	2,356
TOTAL SA (France)	11,339	571,139	573,699	2,560
Valero Energy Corp.	8,006	526,475	526,475	—
Veresen, Inc. (Canada)	53,107	539,947	539,947	—
Western Refining, Inc.	20,277	709,898	709,898	—
World Fuel Services Corp.	11,588	515,434	515,434	—

	377,784	7,802,247	7,814,437	12,190

Total Energy	509,505	9,451,442	9,469,544	18,102

Financials - 1.7%
Banks - 0.4%
BNP Paribas SA (France)	10,220	652,902	653,792	890
National Bank of Canada (Canada)	13,550	584,902	584,902	—

	23,770	1,237,804	1,238,694	890

Capital Markets - 0.3%
3i Group plc (United Kingdom)	74,223	653,608	655,669	2,061
Bats Global Markets, Inc.	13,094	464,182	464,182	—

	87,317	1,117,790	1,119,851	2,061

Insurance - 1.0%
CNP Assurances (France)	31,160	584,783	585,585	802
Mapfre SA (Spain)	200,159	605,001	606,893	1,892
Power Corp. of Canada (Canada)	24,659	578,551	578,551	—
Reinsurance Group of America, Inc.	5,400	677,538	677,538	—
Swiss Life Holding AG (Switzerland) (a)	2,024	611,771	614,461	2,690
Validus Holdings Ltd.	9,786	557,802	557,802	—

	273,188	3,615,446	3,620,830	5,384

Total Financials	384,275	5,971,040	5,979,375	8,335

Health Care - 2.1%
Health Care Equipment & Supplies - 0.2%
CR Bard, Inc.	2,557	606,853	606,853	—
Health Care Providers & Services - 1.2%
Aetna, Inc.	4,594	544,894	544,894	—
Chemed Corp.	3,857	640,609	640,609	—
Express Scripts Holding Co. (a)	5,765	397,093	397,093	—
Magellan Health, Inc. (a)	7,630	571,869	571,869	—
Owens & Minor, Inc.	12,823	460,089	460,089	—
Quest Diagnostics, Inc.	6,281	577,350	577,350	—
UnitedHealth Group, Inc.	3,787	613,873	613,873	—
Universal Health Services, Inc., Class B	4,511	508,074	508,074	—

	49,248	4,313,851	4,313,851	—

Life Sciences Tools & Services - 0.1%
Lonza Group AG (Switzerland) (a)	3,254	594,865	597,822	2,957
Pharmaceuticals - 0.6%
Johnson & Johnson	4,790	542,468	542,468	—
Merck KGaA (Germany)	5,085	557,983	561,038	3,055
Roche Holding AG (Switzerland)	1,878	450,355	452,572	2,217
STADA Arzneimittel AG (Germany)	10,892	558,442	561,016	2,574

	22,645	2,109,248	2,117,094	7,846

Total Health Care	77,704	7,624,817	7,635,620	10,803

Industrials - 3.5%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	2,987	579,359	579,359	—
Meggitt plc (United Kingdom)	85,625	450,146	451,583	1,437
Thales SA (France)	5,497	514,953	515,699	746

	94,109	1,544,458	1,546,641	2,183

Air Freight & Logistics - 0.3%
Deutsche Post AG (Germany)	16,999	568,037	570,572	2,535
Royal Mail plc (United Kingdom)	81,752	423,306	424,568	1,262

	98,751	991,343	995,140	3,797

Airlines - 0.3%
Alaska Air Group, Inc.	7,477	701,492	701,492	—
WestJet Airlines Ltd. (Canada)	31,621	533,639	533,639	—

	39,098	1,235,131	1,235,131	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Building Products - 0.2%
Owens Corning	10,963	605,706	605,706	—
Commercial Services & Supplies - 0.3%
Deluxe Corp.	7,781	566,846	566,846	—
Tetra Tech, Inc.	12,571	549,353	549,353	—

	20,352	1,116,199	1,116,199	—

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	17,618	541,650	542,994	1,344
Comfort Systems USA, Inc.	16,315	552,263	552,263	—
MasTec, Inc. (a)	17,467	650,646	650,646	—
Vinci SA (France)	7,118	498,684	498,947	263

	58,518	2,243,243	2,244,850	1,607

Electrical Equipment - 0.3%
Nexans SA (France) (a)	10,810	626,763	627,290	527
Prysmian SpA (Italy)	21,564	560,077	560,944	867

	32,374	1,186,840	1,188,234	1,394

Machinery - 0.7%
Barnes Group, Inc.	13,111	631,032	631,032	—
Georg Fischer AG (Switzerland)	621	509,891	511,788	1,897
Metso OYJ (Finland)	19,501	599,121	599,520	399
Wabash National Corp.	36,559	645,266	645,266	—

	69,792	2,385,310	2,387,606	2,296

Trading Companies & Distributors - 0.1%
Kloeckner & Co. SE (Germany) (a)	12,694	165,260	165,761	501
Transportation Infrastructure - 0.3%
Aena SA (Spain) (e)	3,583	519,645	521,066	1,421
Flughafen Zuerich AG (Switzerland)	2,843	557,654	559,104	1,450

	6,426	1,077,299	1,080,170	2,871

Total Industrials	443,077	12,550,789	12,565,438	14,649

Information Technology - 3.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.	12,504	384,123	384,123	—
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	17,475	462,913	462,913	—
Methode Electronics, Inc.	13,416	564,143	564,143	—

	30,891	1,027,056	1,027,056	—

IT Services - 1.0%
Amdocs Ltd.	7,071	415,138	415,138	—
Atos SE (France)	4,464	474,611	474,944	333
CGI Group, Inc. (Canada), Class A (a)	8,940	429,876	429,876	—
Convergys Corp.	15,234	378,108	378,108	—
CSG Systems International, Inc.	9,064	438,698	438,698	—
NeuStar, Inc., Class A (a)	17,379	576,983	576,983	—
Total System Services, Inc.	7,847	397,686	397,686	—
Western Union Co. (The)	20,236	396,221	396,221	—

	90,235	3,507,321	3,507,654	333

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	9,224	542,740	542,740	—
ASM International NV (Netherlands)	13,750	676,847	677,927	1,080
BE Semiconductor Industries NV (Netherlands)	13,995	504,896	505,331	435
Dialog Semiconductor plc (United Kingdom) (a)	13,449	623,557	625,810	2,253
Intel Corp.	11,466	422,178	422,178	—
MKS Instruments, Inc.	8,646	569,771	569,771	—
Teradyne, Inc.	13,417	380,774	380,774	—
Tessera Holding Corp.	12,944	585,069	585,069	—

	96,891	4,305,832	4,309,600	3,768

Software - 0.6%
Mentor Graphics Corp.	20,054	740,193	740,193	—
Nexon Co. Ltd. (Japan)	21,800	332,474	331,910	(564)
Oracle Corp.	10,113	405,632	405,632	—
Software AG (Germany)	14,611	525,779	527,070	1,291

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Software - continued

	66,578	2,004,078	2,004,805	727

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	4,214	511,369	511,369	—

Total Information Technology	301,313	11,739,779	11,744,607	4,828

Materials - 1.5%
Chemicals - 0.5%
Dow Chemical Co. (The)	9,979	595,048	595,048	—
LyondellBasell Industries NV, Class A	5,521	514,943	514,943	—
Trinseo SA	10,788	698,523	698,523	—

	26,288	1,808,514	1,808,514	—

Metals & Mining - 0.7%
APERAM SA (Luxembourg)	13,212	623,051	624,842	1,791
Centamin plc (Jersey)	296,424	584,710	586,144	1,434
OZ Minerals Ltd. (Australia)	91,845	625,504	626,713	1,209
Reliance Steel & Aluminum Co.	7,491	596,658	596,658	—

	408,972	2,429,923	2,434,357	4,434

Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	12,251	543,087	543,087	—
UPM-Kymmene OYJ (Finland)	27,153	615,545	615,828	283

	39,404	1,158,632	1,158,915	283

Total Materials	474,664	5,397,069	5,401,786	4,717

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
BUWOG AG (Austria) (a)	24,424	582,155	582,817	662
Deutsche EuroShop AG (Germany)	11,283	468,382	469,018	636
Nexity SA (France) (a)	10,484	514,492	514,940	448
Vonovia SE (Germany)	17,238	563,277	564,767	1,490

Total Real Estate	63,429	2,128,306	2,131,542	3,236

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA (Spain)	52,897	509,638	511,784	2,146
Verizon Communications, Inc.	9,584	469,712	469,712	—

	62,481	979,350	981,496	2,146

Wireless Telecommunication Services - 0.3%
Freenet AG (Germany)	18,323	549,084	550,870	1,786
Rogers Communications, Inc. (Canada), Class B	14,369	623,347	623,347	—

	32,692	1,172,431	1,174,217	1,786

Total Telecommunication Services	95,173	2,151,781	2,155,713	3,932

Utilities - 1.3%
Electric Utilities - 0.4%
EDP - Energias de Portugal SA (Portugal)	159,960	464,155	465,183	1,028
Endesa SA (Spain)	24,051	494,467	495,993	1,526
Entergy Corp.	6,538	468,382	468,382	—

	190,549	1,427,004	1,429,558	2,554

Gas Utilities - 0.3%
Gas Natural SDG SA (Spain)	31,079	597,857	599,515	1,658
ONE Gas, Inc.	8,483	548,171	548,171	—

	39,562	1,146,028	1,147,686	1,658

Multi-Utilities - 0.6%
A2A SpA (Italy)	359,557	478,967	480,247	1,280
CenterPoint Energy, Inc.	24,777	649,405	649,405	—
E.ON SE (Germany)	72,311	554,458	557,018	2,560
National Grid plc (United Kingdom)	36,232	422,845	424,392	1,547

	492,877	2,105,675	2,111,062	5,387

Total Utilities	722,988	4,678,707	4,688,306	9,599

Total Long Positions of Total Return Basket Swap	4,282,300	80,025,199	80,117,855	92,656

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions

Common Stocks
Consumer Discretionary - 4.2%
Auto Components - 0.1%
NGK Spark Plug Co. Ltd. (Japan)	21,300	479,915	479,744	171
Hotels, Restaurants & Leisure - 1.4%
Accor SA (France)	10,446	422,924	423,335	(411)
Buffalo Wild Wings, Inc. (a)	2,616	395,016	395,016	—
Chipotle Mexican Grill, Inc. (a)	769	324,087	324,087	—
ClubCorp Holdings, Inc.	28,672	473,088	473,088	—
Domino’s Pizza Enterprises Ltd. (Australia)	9,130	411,643	411,888	(245)
Fiesta Restaurant Group, Inc. (a)	17,915	471,165	471,165	—
Merlin Entertainments plc (United Kingdom) (e)	66,575	399,578	400,258	(680)
NH Hotel Group SA (Spain) (a)	95,810	423,016	423,980	(964)
Penn National Gaming, Inc. (a)	28,816	397,084	397,084	—
Resorttrust, Inc. (Japan)	17,000	313,471	313,206	265
Whitbread plc (United Kingdom)	7,190	355,017	355,920	(903)
Wynn Resorts Ltd.	4,719	478,648	478,648	—

	289,658	4,864,737	4,867,675	(2,938)

Internet & Direct Marketing Retail - 0.5%
HSN, Inc.	8,682	306,041	306,041	—
Rakuten, Inc. (Japan)	38,000	379,461	379,324	137
TripAdvisor, Inc. (a)	6,157	325,705	325,705	—
Yoox Net-A-Porter Group SpA (Italy) (a)	15,510	387,267	389,063	(1,796)
Zalando SE (Germany) (a) (e)	11,509	453,537	455,168	(1,631)

	79,858	1,852,011	1,855,301	(3,290)

Media - 0.6%
Altice NV (Netherlands), Class A (a)	24,977	546,803	548,342	(1,539)
Atresmedia Corp. de Medios de Comunicacion SA (Spain)	40,503	459,529	460,942	(1,413)
EW Scripps Co. (The), Class A (a)	28,282	550,933	550,933	—
Live Nation Entertainment, Inc. (a)	16,330	467,365	467,365	—

	110,092	2,024,630	2,027,582	(2,952)

Multiline Retail - 0.6%
B&M European Value Retail SA (Luxembourg)	115,471	436,224	437,498	(1,274)
Isetan Mitsukoshi Holdings Ltd. (Japan)	47,800	560,510	559,130	1,380
Izumi Co. Ltd. (Japan)	11,400	483,624	483,391	233
Next plc (United Kingdom)	5,738	276,465	276,864	(399)
Ollie’s Bargain Outlet Holdings, Inc. (a)	16,839	514,431	514,431	—

	197,248	2,271,254	2,271,314	(60)

Specialty Retail - 0.3%
Dufry AG (Switzerland) (a)	3,912	556,231	558,464	(2,233)
RH (a)	13,468	363,905	363,905	—

	17,380	920,136	922,369	(2,233)

Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp. (Japan)	19,700	384,020	383,752	268
Cie Financiere Richemont SA (Switzerland)	6,420	497,614	499,988	(2,374)
Crocs, Inc. (a)	36,638	267,457	267,457	—
G-III Apparel Group Ltd. (a)	9,777	256,744	256,744	—
Gildan Activewear, Inc. (Canada)	14,500	379,312	379,312	—
HUGO BOSS AG (Germany)	6,781	434,082	435,664	(1,582)
Kate Spade & Co. (a)	17,277	319,797	319,797	—

	111,093	2,539,026	2,542,714	(3,688)

Total Consumer Discretionary	826,629	14,951,709	14,966,699	(14,990)

Consumer Staples - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	3,243	336,603	338,627	(2,024)
Brown-Forman Corp., Class B	8,956	408,394	408,394	—

	12,199	744,997	747,021	(2,024)

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	2,534	415,449	415,449	—
Food Products - 0.6%
Calbee, Inc. (Japan)	12,200	397,086	397,146	(60)
Greencore Group plc (Ireland)	164,891	489,542	490,860	(1,318)
Kerry Group plc (Ireland), Class A	6,213	436,621	436,621	—
Kewpie Corp. (Japan)	13,300	331,941	332,459	(518)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)		CURRENT VALUE($)(2)		VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Food Products - continued
Yakult Honsha Co. Ltd. (Japan)	10,200	523,957		524,189		(232)

	206,804	2,179,147		2,181,275		(2,128)

Household Products - 0.2%
Unicharm Corp. (Japan)	19,000	427,420		427,920		(500)
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	5,096	401,769		401,769		—
Tobacco - 0.1%
Vector Group Ltd.	22,216	490,085		490,085		—

Total Consumer Staples	267,849	4,658,867		4,663,519		(4,652)

Energy - 2.7%
Energy Equipment & Services - 0.2%
Saipem SpA (Italy) (a)	885,879	451,854		454,882		(3,028)
Weatherford International plc (a)	81,679	425,548		425,548		—

	967,558	877,402		880,430		(3,028)

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	7,330	509,655		509,655		—
Cheniere Energy, Inc. (a)	11,621	553,741		553,741		—
Concho Resources, Inc. (a)	3,919	546,465		546,465		—
Continental Resources, Inc. (a)	10,751	522,069		522,069		—
EQT Corp.	6,555	397,430		397,430		—
Gulfport Energy Corp. (a)	15,702	328,172		328,172		—
Kosmos Energy Ltd. (a)	81,313	531,787		531,787		—
MEG Energy Corp. (Canada) (a)	51,514	267,615		267,615		—
Noble Energy, Inc.	12,559	499,346		499,346		—
PDC Energy, Inc. (a)	7,594	561,500		561,500		—
PrairieSky Royalty Ltd. (Canada)	22,640	530,659		530,659		—
Rice Energy, Inc. (a)	16,610	329,376		329,376		—
RSP Permian, Inc. (a)	10,783	458,924		458,924		—
Seven Generations Energy Ltd. (Canada), Class A (a)	22,400	447,742		447,742		—
SM Energy Co.	11,566	352,879		352,879		—
Synergy Resources Corp. (a)	65,935	567,700		567,700		—
Teekay Corp. (Bermuda)	59,880	601,794		601,794		—
Tullow Oil plc (United Kingdom) (a)	136,574	505,638		508,921		(3,283)
WPX Energy, Inc. (a)	32,498	452,697		452,697		—

	587,744	8,965,189		8,968,472		(3,283)

Total Energy	1,555,302	9,842,591		9,848,902		(6,311)

Financials - 2.8%
Banks - 0.7%
Banco Espirito Santo SA (Portugal) (a)	35,937	—	(h)	—	(h)	—
Bank of Ireland (Ireland) (a)	2,054,485	550,018		551,955		(1,937)
Bank of Kyoto Ltd. (The) (Japan)	65,000	509,477		508,134		1,343
Royal Bank of Scotland Group plc (United Kingdom) (a)	137,970	384,970		386,518		(1,548)
Seven Bank Ltd. (Japan)	136,400	391,405		390,774		631
Standard Chartered plc (United Kingdom) (a)	51,531	501,818		504,610		(2,792)

	2,481,323	2,337,688		2,341,991		(4,303)

Capital Markets - 1.0%
CBOE Holdings, Inc.	4,149	330,343		330,343		—
Charles Schwab Corp. (The)	14,132	582,804		582,804		—
Financial Engines, Inc.	14,028	540,779		540,779		—
Julius Baer Group Ltd. (Switzerland) (a)	10,842	506,629		509,691		(3,062)
Moody’s Corp.	4,908	508,812		508,812		—
Stifel Financial Corp. (a)	9,014	453,675		453,675		—
TD Ameritrade Holding Corp.	10,906	503,312		503,312		—

	67,979	3,426,354		3,429,416		(3,062)

Consumer Finance - 0.2%
Aiful Corp. (Japan) (a)	135,200	408,318		407,804		514
LendingClub Corp. (a)	71,968	444,043		444,043		—

	207,168	852,361		851,847		514

Diversified Financial Services - 0.5%
Ackermans & van Haaren NV (Belgium)	3,472	472,626		473,480		(854)
Element Fleet Management Corp. (Canada)	40,395	392,697		392,697		—
Onex Corp. (Canada)	6,942	485,793		485,793		—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Diversified Financial Services - continued
Wendel SA (France)	3,938	465,492	466,064	(572)

	54,747	1,816,608	1,818,034	(1,426)

Insurance - 0.3%
Japan Post Holdings Co. Ltd. (Japan)	38,600	485,449	484,692	757
St James’s Place plc (United Kingdom)	40,765	549,234	551,492	(2,258)

	79,365	1,034,683	1,036,184	(1,501)

Thrifts & Mortgage Finance - 0.1%
PHH Corp. (a)	31,891	464,971	464,971	—

Total Financials	2,922,473	9,932,665	9,942,443	(9,778)

Health Care - 1.7%
Health Care Equipment & Supplies - 0.9%
DexCom, Inc. (a)	4,808	380,553	380,553	—
Insulet Corp. (a)	10,249	426,358	426,358	—
Neogen Corp. (a)	8,534	563,585	563,585	—
NxStage Medical, Inc. (a)	19,775	531,948	531,948	—
Olympus Corp. (Japan)	12,400	427,757	428,970	(1,213)
Wright Medical Group NV (a)	21,517	541,798	541,798	—
Zeltiq Aesthetics, Inc. (a)	10,351	458,963	458,963	—

	87,634	3,330,962	3,332,175	(1,213)

Health Care Providers & Services - 0.2%
Diplomat Pharmacy, Inc. (a)	12,075	165,911	165,911	—
Healthscope Ltd. (Australia)	221,778	368,350	368,299	51

	233,853	534,261	534,210	51

Life Sciences Tools & Services - 0.1%
MorphoSys AG (Germany) (a)	8,841	457,628	460,504	(2,876)
Pharmaceuticals - 0.5%
Medicines Co. (The) (a)	11,096	400,011	400,011	—
Nektar Therapeutics (a)	25,415	307,776	307,776	—
Pacira Pharmaceuticals, Inc. (a)	11,255	432,755	432,755	—
Takeda Pharmaceutical Co. Ltd. (Japan)	10,600	443,488	443,986	(498)
TherapeuticsMD, Inc. (a)	50,459	293,167	293,167	—

	108,825	1,877,197	1,877,695	(498)

Total Health Care	439,153	6,200,048	6,204,584	(4,536)

Industrials - 4.8%
Aerospace & Defense - 0.7%
Airbus SE (France)	6,848	463,948	464,192	(244)
Bombardier, Inc. (Canada), Class B (a)	273,641	523,624	523,624	—
Hexcel Corp.	10,087	517,967	517,967	—
Leonardo SpA (Italy) (a)	38,524	495,713	496,321	(608)
Rolls-Royce Holdings plc (United Kingdom) (a)	45,843	384,951	386,119	(1,168)

	374,943	2,386,203	2,388,223	(2,020)

Air Freight & Logistics - 0.1%
Yamato Holdings Co. Ltd. (Japan)	18,500	373,490	372,837	653
Airlines - 0.3%
Air France-KLM (France) (a)	82,024	433,604	433,381	223
Spirit Airlines, Inc. (a)	9,599	518,730	518,730	—

	91,623	952,334	952,111	223

Building Products - 0.2%
Armstrong World Industries, Inc. (a)	9,971	398,341	398,341	—
Nippon Sheet Glass Co. Ltd. (Japan) (a)	56,900	468,666	467,972	694

	66,871	867,007	866,313	694

Commercial Services & Supplies - 0.6%
Bilfinger SE (Germany) (a)	14,428	597,536	599,589	(2,053)
Brambles Ltd. (Australia)	52,653	415,692	416,118	(426)
Covanta Holding Corp.	28,580	460,138	460,138	—
G4S plc (United Kingdom)	153,347	492,308	494,032	(1,724)
Stericycle, Inc. (a)	3,755	289,661	289,661	—

	252,763	2,255,335	2,259,538	(4,203)

Construction & Engineering - 0.1%
OCI NV (Netherlands) (a)	24,209	456,424	456,930	(506)
Electrical Equipment - 0.3%
Mabuchi Motor Co. Ltd. (Japan)	9,600	493,986	493,482	504
Sensata Technologies Holding NV (a)	11,098	465,561	465,561	—

	20,698	959,547	959,043	504

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Machinery - 0.8%
Alstom SA (France) (a)	17,378	492,438	493,091	(653)
Deere & Co.	4,416	472,733	472,733	—
Flowserve Corp.	9,928	488,060	488,060	—
Konecranes OYJ (Finland)	12,826	503,290	504,056	(766)
OC Oerlikon Corp. AG (Switzerland) (a)	43,048	487,229	488,363	(1,134)
Proto Labs, Inc. (a)	5,719	300,248	300,248	—

	93,315	2,743,998	2,746,551	(2,553)

Road & Rail - 0.8%
Genesee & Wyoming, Inc., Class A (a)	7,032	529,932	529,932	—
Heartland Express, Inc.	20,610	424,566	424,566	—
Hertz Global Holdings, Inc. (a)	10,213	214,154	214,154	—
Kansas City Southern	4,725	405,925	405,925	—
Keio Corp. (Japan)	45,000	369,852	369,882	(30)
Knight Transportation, Inc.	14,653	489,410	489,410	—
Odakyu Electric Railway Co. Ltd. (Japan)	18,000	356,620	356,479	141

	120,233	2,790,459	2,790,348	111

Trading Companies & Distributors - 0.4%
Ashtead Group plc (United Kingdom)	26,823	541,918	543,820	(1,902)
Brenntag AG (Germany)	8,564	496,817	498,230	(1,413)
Herc Holdings, Inc. (a)	3,404	169,084	169,084	—
MISUMI Group, Inc. (Japan)	23,600	441,024	440,937	87

	62,391	1,648,843	1,652,071	(3,228)

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA (Spain)	34,127	487,947	489,030	(1,083)
Groupe Eurotunnel SE (France)	37,649	349,807	350,220	(413)
Mitsubishi Logistics Corp. (Japan)	29,000	412,488	412,521	(33)
Qube Holdings Ltd. (Australia)	238,453	415,938	416,189	(251)

	339,229	1,666,180	1,667,960	(1,780)

Total Industrials	1,464,775	17,099,820	17,111,925	(12,105)

Information Technology - 3.0%
Communications Equipment - 0.1%
Nokia OYJ (Finland)	56,159	251,588	252,164	(576)
ViaSat, Inc. (a)	4,652	301,961	301,961	—

	60,811	553,549	554,125	(576)

Electronic Equipment, Instruments & Components - 0.4%
Japan Display, Inc. (Japan) (a)	146,700	398,874	398,291	583
Topcon Corp. (Japan)	32,400	498,152	496,637	1,515
Zebra Technologies Corp., Class A (a)	5,565	465,624	465,624	—

	184,665	1,362,650	1,360,552	2,098

Internet Software & Services - 0.8%
2U, Inc. (a)	10,054	342,238	342,238	—
Benefitfocus, Inc. (a)	6,816	206,184	206,184	—
CoStar Group, Inc. (a)	1,376	278,090	278,090	—
Envestnet, Inc. (a)	8,993	339,935	339,935	—
GMO internet, Inc. (Japan)	31,400	455,803	455,830	(27)
New Relic, Inc. (a)	10,155	367,611	367,611	—
Pandora Media, Inc. (a)	26,645	346,385	346,385	—
Yelp, Inc. (a)	9,639	402,717	402,717	—

	105,078	2,738,963	2,738,990	(27)

IT Services - 0.3%
EPAM Systems, Inc. (a)	4,243	273,079	273,079	—
InterXion Holding NV (Netherlands) (a)	8,440	324,349	324,349	—
Worldpay Group plc (United Kingdom) (e)	91,306	328,394	329,395	(1,001)

	103,989	925,822	926,823	(1,001)

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. (a)	21,620	224,199	224,199	—
Software - 1.0%
Autodesk, Inc. (a)	5,863	476,896	476,896	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Software - continued
FireEye, Inc. (a)	19,000	257,450	257,450	—
Globant SA (a)	8,103	268,614	268,614	—
HubSpot, Inc. (a)	5,593	286,921	286,921	—
Imperva, Inc. (a)	6,397	267,075	267,075	—
Nintendo Co. Ltd. (Japan)	1,000	204,766	204,683	83
Proofpoint, Inc. (a)	4,782	383,325	383,325	—
RingCentral, Inc., Class A (a)	16,072	375,281	375,281	—
Splunk, Inc. (a)	5,520	319,387	319,387	—
Tableau Software, Inc., Class A (a)	5,265	251,878	251,878	—
Workday, Inc., Class A (a)	3,690	306,602	306,602	—
Zendesk, Inc. (a)	11,256	269,356	269,356	—

	92,541	3,667,551	3,667,468	83

Technology Hardware, Storage & Peripherals - 0.3%
Nimble Storage, Inc. (a)	34,829	298,485	298,485	—
Pure Storage, Inc., Class A (a)	37,729	428,979	428,979	—
Stratasys Ltd. (a)	19,245	379,511	379,511	—

	91,803	1,106,975	1,106,975	—

Total Information Technology	660,507	10,579,709	10,579,132	577

Materials - 2.7%
Chemicals - 1.1%
Axalta Coating Systems Ltd. (a)	15,100	437,900	437,900	—
FMC Corp.	8,702	523,512	523,512	—
K+S AG (Germany)	19,824	501,616	503,595	(1,979)
Methanex Corp. (Canada)	10,872	543,579	543,579	—
Nippon Kayaku Co. Ltd. (Japan)	43,000	562,493	561,989	504
Potash Corp. of Saskatchewan, Inc. (Canada)	25,969	483,158	483,158	—
Victrex plc (United Kingdom)	23,414	559,642	561,095	(1,453)
WR Grace & Co.	5,376	372,772	372,772	—

	152,257	3,984,672	3,987,600	(2,928)

Construction Materials - 0.2%
Summit Materials, Inc., Class A (a)	22,163	556,291	556,291	—
Metals & Mining - 1.3%
Acerinox SA (Spain)	38,305	524,941	526,759	(1,818)
Antofagasta plc (Chile)	57,832	607,485	611,035	(3,550)
First Quantum Minerals Ltd. (Canada)	40,717	513,480	513,480	—
Franco-Nevada Corp. (Canada)	5,646	367,245	367,245	—
Fresnillo plc (Mexico)	19,643	359,049	360,576	(1,527)
Hecla Mining Co.	85,160	548,430	548,430	—
Independence Group NL (Australia)	144,620	413,493	415,667	(2,174)
Kobe Steel Ltd. (Japan) (a)	50,300	490,482	489,263	1,219
Outokumpu OYJ (Finland) (a)	57,058	509,691	510,563	(872)
thyssenkrupp AG (Germany)	20,024	504,732	507,265	(2,533)

	519,305	4,839,028	4,850,283	(11,255)

Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd. (Canada)	13,224	451,623	451,623	—

Total Materials	706,949	9,831,614	9,845,797	(14,183)

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Capital & Counties Properties plc (United Kingdom)	91,190	312,030	312,848	(818)
Mitsui Fudosan Co. Ltd. (Japan)	18,000	417,120	415,570	1,550

Total Real Estate	109,190	729,150	728,418	732

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Euskaltel SA (Spain) (e)	46,853	431,479	432,538	(1,059)
Iliad SA (France)	1,728	369,251	369,535	(284)
Inmarsat plc (United Kingdom)	32,895	251,602	252,035	(433)
SFR Group SA (France) (a)	14,157	410,488	411,343	(855)
Zayo Group Holdings, Inc. (a)	14,493	463,196	463,196	—

	110,126	1,926,016	1,928,647	(2,631)

Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	67,942	627,105	627,105	—

Total Telecommunication Services	178,068	2,553,121	2,555,752	(2,631)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Utilities - 1.3%
Electric Utilities - 0.4%
Chugoku Electric Power Co., Inc. (The) (Japan)	37,500	421,796	422,251	(455)
Hokkaido Electric Power Co., Inc. (Japan)	52,400	379,623	379,681	(58)
Hokuriku Electric Power Co. (Japan)	34,700	349,428	349,612	(184)

	124,600	1,150,847	1,151,544	(697)

Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	29,065	342,967	342,967	—
Northland Power, Inc. (Canada)	27,332	502,846	502,846	—
Pattern Energy Group, Inc.	17,255	340,613	340,613	—

	73,652	1,186,426	1,186,426	—

Multi-Utilities - 0.2%
Dominion Resources, Inc.	5,869	447,688	447,688	—
Sempra Energy	4,216	431,676	431,676	—

	10,085	879,364	879,364	—

Water Utilities - 0.4%
American States Water Co.	11,202	490,424	490,424	—
Pennon Group plc (United Kingdom)	38,695	386,019	386,868	(849)
United Utilities Group plc (United Kingdom)	34,137	393,799	395,325	(1,526)

	84,034	1,270,242	1,272,617	(2,375)

Total Utilities	292,371	4,486,879	4,489,951	(3,072)

Preferred Stock
Industrials - 0.0% (g)
Aerospace & Defense - 0.0% (g)
Rolls-Royce Holdings plc (Preference) (United Kingdom), Class C (a)	115,485	145	145	—

Total Short Positions of Total Return Basket Swap	9,538,751	90,866,318	90,937,267	(70,949)

Total of Long and Short Positions of Total Return Basket Swap	5,256,451	10,841,119	10,819,412	21,707

Outstanding swap contract, at value				$21,707

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION - TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of January 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(a)	Non-income producing security.
(g)	Amount rounds to less than 0.05%.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of January 31, 2017, net assets of the Fund were $357,527,802 of which $49,300,400 or approximately 13.8%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of fixed income instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Condensed Schedule of Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$29,788,744	$5,984,712	$—		$35,773,456
Consumer Staples	13,298,560	3,891,923	—		17,190,483
Energy	8,053,786	1,886,169	—		9,939,955
Financials	21,175,921	1,549,927	—		22,725,848
Health Care	21,813,860	1,947,327	—		23,761,187
Industrials	21,299,033	6,154,871	—		27,453,904
Information Technology	35,352,516	4,193,058	—		39,545,574
Materials	21,759,835	8,544,389	—		30,304,224
Real Estate	569,769	—	—		569,769
Telecommunication Services	339,424	927,791	—		1,267,215
Utilities	4,751,054	528,527	—		5,279,581

Total Common Stocks	178,202,502	35,608,694	—		213,811,196

Convertible Preferred Stocks
Energy	1,342,562	—	—		1,342,562
Financials	860,396	—	—		860,396
Health Care	1,126,818	—	—		1,126,818
Industrials	246,276	—	—		246,276
Real Estate	284,952	—	—		284,952
Telecommunication Services	1,396,156	—	—		1,396,156
Utilities	1,098,307	—	—		1,098,307

Total Convertible Preferred Stocks	6,355,467	—	—		6,355,467

Preferred Stocks
Consumer Staples	427,977	—	—		427,977
Debt Securities
Convertible Bonds
Consumer Discretionary	—	2,550,856	—		2,550,856
Financials	—	1,896,184	—		1,896,184
Health Care	—	6,557,435	—		6,557,435
Industrials	—	582,703	—		582,703
Information Technology	—	11,139,341	—		11,139,341
Materials	—	924,654	—		924,654
Real Estate	—	601,071	—		601,071
Utilities	—	762,738	—		762,738

Total Convertible Bonds	—	25,014,982	—		25,014,982

Rights
Health Care	—	—	—	(a)	—	(a)
Telecommunication Services	—	—	8,352		8,352

Total Rights	—	—	8,352		8,352

Short-Term Investment
Investment Company	97,758,606	—	—		97,758,606

Total Investments in Securities	$282,744,552	$60,623,676	$8,352		$343,376,580

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$714,963	$—		$714,963
Futures Contracts	1,318,478	25,144	—		1,343,622
Swaps	—	60,234	—		60,234

Total Appreciation in Other Financial Instruments	$1,318,478	$800,341	$—		$2,118,819

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(827,891)	$—	$(827,891)
Futures Contracts	(1,126,013)	(128,901)	—	(1,254,914)
Swaps	—	$(4,199)	$—	$(4,199)

Total Depreciation in Other Financial Instruments	$(1,126,013)	$(960,991)	$—	$(2,087,004)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 2 to level 1 in the amount of $3,237,047 are due to the non-application of the fair value factors to certain securities during the period ended January 31, 2017.

There were no significant transfers between levels 2 and 3 during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation/depreciation.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs may either be reset monthly or at least annually.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank NA (“JPMCB”), an affiliate of the Fund.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Brazil — 7.1%
2,102	Banco Bradesco SA, ADR (a)	21,717
2,216	Banco do Brasil SA (a)	21,882
1,054	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	10,501
1,878	EDP - Energias do Brasil SA	8,375
1,626	Itau Unibanco Holding SA, ADR	19,200
109	M Dias Branco SA (a)	4,270
2,406	MRV Engenharia e Participacoes SA	9,743
808	Qualicorp SA	5,287
829	Transmissora Alianca de Energia Eletrica SA	5,647
2,181	Vale SA, ADR (a)	22,198

		128,820

	China — 23.1%
1,870	AAC Technologies Holdings, Inc.	19,199
276	Alibaba Group Holding Ltd., ADR (a)	27,973
6,116	Anhui Conch Cement Co. Ltd., Class H	19,680
58,193	Bank of China Ltd., Class H	26,357
6,365	BYD Electronic International Co. Ltd.	5,106
24,194	China CITIC Bank Corp. Ltd., Class H	15,913
36,506	China Construction Bank Corp., Class H	27,065
6,885	China Lesso Group Holdings Ltd.	4,695
4,874	China Mengniu Dairy Co. Ltd.	9,098
8,328	China Merchants Bank Co. Ltd., Class H	20,857
4,796	China Overseas Land & Investment Ltd.	14,083
18,706	China Power International Development Ltd.	6,741
506	Chlitina Holding Ltd.	2,375
4,038	COSCO SHIPPING Ports Ltd.	4,013
13,350	Geely Automobile Holdings Ltd.	15,779
8,414	Guangzhou Automobile Group Co. Ltd., Class H	11,475
16,260	Huadian Power International Corp. Ltd., Class H	6,911
16,434	Huaneng Power International, Inc., Class H	10,661
66,860	Industrial & Commercial Bank of China Ltd., Class H	40,877
103	NetEase, Inc., ADR	26,199
11,728	PICC Property & Casualty Co. Ltd., Class H	17,729
1,649	Ping An Insurance Group Co. of China Ltd., Class H	8,459
2,089	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,320
6,236	Shenzhen Expressway Co. Ltd., Class H	5,682
6,850	Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,242

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
3,207	Sinopharm Group Co. Ltd., Class H	14,657
901	Sunny Optical Technology Group Co. Ltd.	5,279
1,095	Tencent Holdings Ltd.	28,634
3,174	TravelSky Technology Ltd., Class H	7,129
11,922	Xinyi Solar Holdings Ltd. (a)	4,122
5,238	Zhejiang Expressway Co. Ltd., Class H	5,261

		421,571

	Hong Kong — 3.0%
4,647	China High Speed Transmission Equipment Group Co. Ltd.	5,776
1,720	Kingboard Chemical Holdings Ltd.	5,919
3,969	Kingboard Laminates Holdings Ltd.	4,366
6,501	Lee & Man Paper Manufacturing Ltd.	5,844
5,963	Nine Dragons Paper Holdings Ltd.	6,863
12,624	Truly International Holdings Ltd.	5,145
20,353	WH Group Ltd., Reg. S (e)	15,459
6,526	Xinyi Glass Holdings Ltd. (a)	5,870

		55,242

	Hungary — 1.5%
135	MOL Hungarian Oil & Gas plc	9,480
583	OTP Bank plc	17,918

		27,398

	India — 3.8%
1,888	Apollo Tyres Ltd.	5,029
1,540	Bharat Petroleum Corp. Ltd.	15,508
2,181	Hindustan Petroleum Corp. Ltd.	16,799
6,209	Oil & Natural Gas Corp. Ltd.	18,588
353	Tata Motors Ltd., ADR	13,759

		69,683

	Indonesia — 0.7%
15,145	Bank Rakyat Indonesia Persero Tbk. PT	13,299

	Malaysia — 1.2%
14,521	AirAsia Bhd.	8,360
4,271	Tenaga Nasional Bhd.	12,909

		21,269

	Mexico — 0.6%
3,959	Grupo Mexico SAB de CV, Series B	11,873

	Panama — 0.3%
57	Copa Holdings SA, Class A	5,509

	Poland — 2.4%
497	KGHM Polska Miedz SA	15,423
1,029	Polski Koncern Naftowy ORLEN SA	20,889

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — continued
4,855	Polskie Gornictwo Naftowe i Gazownictwo SA	6,668

		42,980

	Russia — 9.7%
7,316	Alrosa OJSC	12,853
1,696	Gazprom PJSC, ADR	8,417
315	LUKOIL PJSC, ADR	17,731
56	Magnit PJSC	8,939
10,991	Magnitogorsk Iron & Steel OJSC	7,195
1,052	MMC Norilsk Nickel PJSC, ADR	17,066
1,742	Mobile TeleSystems PJSC, ADR	18,236
6,717	Moscow Exchange MICEX-RTS PJSC	14,975
191	Ros Agro plc, Reg. S, GDR	2,744
2,681	Rosneft Oil Co. PJSC, Reg. S, GDR	17,775
1,449	Sberbank of Russia PJSC, ADR	16,996
469	Sberbank of Russia PJSC, ADR	5,464
397	Severstal PJSC, Reg. S, GDR	6,309
326	Tatneft PJSC, ADR	13,276
252	X5 Retail Group NV, Reg. S, GDR (a)	8,470

		176,446

	South Africa — 2.4%
412	Barloworld Ltd.	3,386
428	Imperial Holdings Ltd.	5,317
545	Sappi Ltd.	3,505
2,037	Standard Bank Group Ltd.	21,788
333	Tiger Brands Ltd.	10,063

		44,059

	South Korea — 17.7%
703	Hana Financial Group, Inc.	20,837
260	Hankook Tire Co. Ltd. (a)	12,681
109	Hyosung Corp. (a)	12,727
278	Hyundai Marine & Fire Insurance Co. Ltd. (a)	7,206
70	Hyundai Mobis Co. Ltd. (a)	14,531
452	Korea Electric Power Corp. (a)	16,565
28	KT Corp. (a)	711
185	KT&G Corp.	16,039
686	LG Display Co. Ltd.	18,109
481	LG Uplus Corp. (a)	4,722
45	Mando Corp. (a)	9,678
74	NCSoft Corp. (a)	19,355
328	Partron Co. Ltd.	3,131
95	POSCO	22,295
23	Samsung Electronics Co. Ltd.	39,108
435	Shinhan Financial Group Co. Ltd. (a)	17,192
585	SK Hynix, Inc.	27,039

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
157	SK Innovation Co. Ltd. (a)	21,275
36	SK Materials Co. Ltd. (a)	6,253
202	S-Oil Corp.	14,132
1,689	Woori Bank (a)	19,065

		322,651

	Taiwan — 12.4%
5,989	Accton Technology Corp.	10,866
28,190	CTBC Financial Holding Co. Ltd.	16,057
3,310	Elite Material Co. Ltd.	11,615
2,863	FLEXium Interconnect, Inc.	8,225
703	Grape King Bio Ltd.	3,995
6,692	Hon Hai Precision Industry Co. Ltd.	17,945
8,410	King Yuan Electronics Co. Ltd. (a)	7,263
194	Largan Precision Co. Ltd.	27,749
2,903	Merry Electronics Co. Ltd.	12,148
7,527	Micro-Star International Co. Ltd.	18,262
3,705	Pegatron Corp.	8,922
3,759	Powertech Technology, Inc.	10,303
1,555	Realtek Semiconductor Corp.	5,427
391	Silicon Motion Technology Corp., ADR	15,295
281	St Shine Optical Co. Ltd.	5,309
629	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,432
2,664	Tong Yang Industry Co. Ltd.	4,918
7,515	Uni-President Enterprises Corp.	12,892
1,789	Wistron NeWeb Corp.	5,121
2,012	Zhen Ding Technology Holding Ltd.	4,226

		225,970

	Thailand — 6.3%
19,637	Charoen Pokphand Foods PCL, NVDR	15,899
5,223	CP ALL PCL, NVDR	8,970
55,055	IRPC PCL, NVDR	8,133
3,721	Kiatnakin Bank PCL, NVDR	6,026
36,137	Krung Thai Bank PCL, NVDR	19,507
1,887	PTT PCL, NVDR	21,656
20,360	Star Petroleum Refining PCL, NVDR	7,171
11,804	Thai Beverage PCL	7,239
3,695	Thai Oil PCL, NVDR	7,531
9,159	Thai Union Group PCL, NVDR	5,411
4,891	Thanachart Capital PCL, NVDR	6,600

		114,143

	Turkey — 4.3%
6,747	Akbank TAS	15,040
911	Arcelik AS	5,524

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
19,246	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,674
8,103	Eregli Demir ve Celik Fabrikalari TAS	12,486
996	KOC Holding AS	4,013
3,722	Tekfen Holding AS	7,434
268	Tupras Turkiye Petrol Rafinerileri AS	5,832
2,866	Turkiye Halk Bankasi AS	8,540
3,907	Turkiye Sise ve Cam Fabrikalari AS	4,187

		78,730

	United Arab Emirates — 1.4%
10,423	Aldar Properties PJSC	7,259
9,329	Emaar Properties PJSC	18,853

		26,112

	Vietnam — 0.3%
2,957	Hoa Phat Group JSC	5,528

	Total Common Stocks (Cost $1,615,419)	1,791,283

Preferred Stocks — 1.9%
	Brazil — 1.2%
682	Braskem SA (Preference), Class A	7,045
1,798	Cia Energetica de Minas Gerais (Preference)	5,215
5,839	Metalurgica Gerdau SA (Preference) (a)	10,413

		22,673

	Russia — 0.7%
23,397	Surgutneftegas OJSC (Preference)	13,359

	Total Preferred Stocks (Cost $33,889)	36,032

Short-Term Investment — 1.6%
	Investment Company — 1.6%
28,798	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $28,798)	28,798

	Total Investments — 101.7% (Cost $1,678,106)	1,856,113
	Liabilities in Excess of Other Assets — (1.7)%	(31,619)

	NET ASSETS — 100.0%	$1,824,494

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	21.5%
Oil, Gas & Consumable Fuels	13.2
Metals & Mining	7.7
Electronic Equipment, Instruments & Components	7.7
Semiconductors & Semiconductor Equipment	4.8
Internet Software & Services	4.5
Food Products	4.1
Technology Hardware, Storage & Peripherals	3.6
Auto Components	2.8
Electric Utilities	2.6
Automobiles	2.2
Real Estate Management & Development	2.2
Insurance	1.8
Chemicals	1.6
Food & Staples Retailing	1.4
Health Care Providers & Services	1.4
Independent Power & Renewable Electricity Producers	1.3
Communications Equipment	1.1
Construction Materials	1.1
Software	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	9.8
Short-Term Investment	1.6

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
260	Mini MSCI Emerging Markets Index	03/17/17	USD	$11,896	$532

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
24,626	HKD	Royal Bank of Canada	02/02/17	$3,175	$3,174	$(1)

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,514
Aggregate gross unrealized depreciation	(56,507)

Net unrealized appreciation/depreciation	$178,007

Federal income tax cost of investments	$1,678,106

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$128,820	$—	$—	$128,820
China	54,172	367,399	—	421,571
Hong Kong	—	55,242	—	55,242
Hungary	—	27,398	—	27,398
India	13,759	55,924	—	69,683
Indonesia	—	13,299	—	13,299
Malaysia	8,360	12,909	—	21,269
Mexico	11,873	—	—	11,873
Panama	5,509	—	—	5,509
Poland	—	42,980	—	42,980
Russia	61,231	115,215	—	176,446
South Africa	—	44,059	—	44,059
South Korea	—	322,651	—	322,651
Taiwan	34,727	191,243	—	225,970
Thailand	—	114,143	—	114,143
Turkey	—	78,730	—	78,730
United Arab Emirates	—	26,112	—	26,112
Vietnam	—	5,528	—	5,528

Total Common Stocks	318,451	1,472,832	—	1,791,283

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Preferred Stocks
Brazil	22,673	—	—	22,673
Russia	10,587	2,772	—	13,359

Total Preferred Stocks	33,260	2,772	—	36,032

Short-Term Investment
Investment Company	28,798	—	—	28,798

Total Investments in Securities	$380,509	$1,475,604	$—	$1,856,113

Appreciation in Other Financial Instruments

Futures Contracts	$532	$—	$—	$532

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$(1)	$—	$(1)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $14,600,000 and from level 2 to level 1 in the amount of approximately $9,587,000 are due to the application and non-application of the fair value factors to certain securities during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(2) Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Argentina — 0.9%
146	MercadoLibre, Inc.	27,048

	Australia — 0.7%
4,119	Oil Search Ltd.	21,511

	Brazil — 9.8%
5,254	Ambev SA, ADR	28,321
5,009	BB Seguridade Participacoes SA	44,369
4,891	CCR SA	24,075
2,728	Cielo SA	22,931
3,647	Itau Unibanco Holding SA, ADR	43,070
4,759	Kroton Educacional SA	20,403
5,578	Lojas Renner SA	42,270
846	Marcopolo SA (a)	593
1,313	Raia Drogasil SA (a)	27,283
2,102	Ultrapar Participacoes SA	44,135
2,451	WEG SA	12,375

		309,825

	China — 18.1%
3,047	AAC Technologies Holdings, Inc.	31,287
1,193	Alibaba Group Holding Ltd., ADR (a)	120,830
200	Baidu, Inc., ADR (a)	34,989
6,281	Chongqing Changan Automobile Co. Ltd., Class B	8,906
12,474	CNOOC Ltd.	15,577
2,222	JD.com, Inc., ADR (a)	63,113
8,978	Ping An Insurance Group Co. of China Ltd., Class H	46,053
4,527	Shenzhou International Group Holdings Ltd.	27,924
7,535	Tencent Holdings Ltd.	197,013
2,710	Vipshop Holdings Ltd., ADR (a)	30,680

		576,372

	Cyprus — 0.2%
1,207	Globaltrans Investment plc, Reg. S, GDR	7,607

	Egypt — 0.7%
5,592	Commercial International Bank Egypt SAE, Reg. S, GDR	22,229

	Hong Kong — 6.3%
19,196	AIA Group Ltd.	118,849
517	Jardine Matheson Holdings Ltd.	31,892
11,573	Sands China Ltd.	50,920

		201,661

	India — 19.1%
1,756	Asian Paints Ltd.	25,131
2,198	HDFC Bank Ltd.	47,110

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — continued
903	HDFC Bank Ltd., ADR	62,269
5,303	Housing Development Finance Corp. Ltd.	107,075
1,799	IndusInd Bank Ltd.	33,198
3,681	Infosys Ltd., ADR	50,686
16,999	ITC Ltd.	64,774
2,407	Kotak Mahindra Bank Ltd.	27,489
1,845	Lupin Ltd.	40,116
2,334	Tata Consultancy Services Ltd.	76,754
754	Tata Motors Ltd., ADR	29,359
801	UltraTech Cement Ltd.	43,680

		607,641

	Indonesia — 3.0%
71,609	Astra International Tbk. PT	42,690
28,279	Bank Central Asia Tbk. PT	32,412
23,468	Bank Rakyat Indonesia Persero Tbk. PT	20,607

		95,709

	Mexico — 1.0%
3,708	Infraestructura Energetica Nova SAB de CV	16,369
1,583	Promotora y Operadora de Infraestructura SAB de CV (a)	13,802

		30,171

	Panama — 1.2%
375	Copa Holdings SA, Class A	36,521

	Peru — 1.3%
246	Credicorp Ltd.	40,205

	Russia — 6.1%
643	LUKOIL PJSC, ADR	36,242
306	Magnit PJSC	49,112
181	Magnit PJSC, Reg. S, GDR	6,641
35,253	Sberbank of Russia PJSC	100,765

		192,760

	South Africa — 11.9%
1,755	Aspen Pharmacare Holdings Ltd.	40,143
4,360	Bid Corp. Ltd.	75,640
3,907	Bidvest Group Ltd. (The)	46,006
331	Capitec Bank Holdings Ltd.	17,296
9,183	FirstRand Ltd.	34,207
1,738	Mr Price Group Ltd.	21,044
3,174	Remgro Ltd.	53,097
9,054	Sanlam Ltd.	43,740
8,592	Woolworths Holdings Ltd.	47,205

		378,378

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 4.2%
213	Hyundai Motor Co.	25,596
194	Samsung Biologics Co. Ltd. (a)	26,848
48	Samsung Electronics Co. Ltd.	81,680

		134,124

	Taiwan — 8.0%
5,761	Delta Electronics, Inc.	32,177
1,732	Eclat Textile Co. Ltd.	18,091
239	Largan Precision Co. Ltd.	34,186
5,095	President Chain Store Corp.	38,111
4,294	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,736

		255,301

	Thailand — 1.5%
5,060	Kasikornbank PCL, NVDR	27,111
1,048	Siam Cement PCL (The)	15,006
284	Siam Cement PCL (The), NVDR	4,088

		46,205

	Turkey — 0.3%
1,022	Ford Otomotiv Sanayi A/S	9,462

	United States — 2.5%
445	EPAM Systems, Inc. (a)	28,663
443	Luxoft Holding, Inc. (a)	26,059
947	Yum China Holdings, Inc. (a)	26,035

		80,757

	Total Common Stocks (Cost $2,684,745)	3,073,487

Preferred Stocks — 0.6%
	Brazil — 0.6%
1,178	Itau Unibanco Holding SA (Preference)	13,919
6,706	Marcopolo SA (Preference)	6,129

	Total Preferred Stocks (Cost $18,886)	20,048

Structured Instruments — 1.3%
	China — 1.3%
	Low Exercise Cash Settled Call Warrants — 1.3%
4,302	Hangzhou Robam Appliances Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a)	24,391

SHARES	SECURITY DESCRIPTION	VALUE($)
	Low Exercise Cash Settled Call Warrants — continued
3,931	Chongqing Changan Automobile Co. Ltd., expiring 09/29/17 (Strike Price $0.00) (issued through BNP Paribas) (a)	9,018
2,681	Chongqing Changan Automobile Co. Ltd., expiring 02/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	6,151

	Total Structured Instruments (Cost $40,021)	39,560

NUMBER OF WARRANTS
Warrant — 0.7%
	Saudi Arabia — 0.7%
1,278	Almarai Co., expiring 07/24/17 (Strike Price $1.00) (Cost $17,678) (a)	23,625

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
42,535	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $42,535)	42,535

	Total Investments — 100.7% (Cost $2,803,865)	3,199,255
	Liabilities in Excess of Other Assets — (0.7)%	(22,698)

	NET ASSETS — 100.0%	$3,176,557

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.5%
Internet Software & Services	11.9
Insurance	7.9
IT Services	6.4
Food & Staples Retailing	6.2
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	3.7
Automobiles	3.6
Thrifts & Mortgage Finance	3.3
Electronic Equipment, Instruments & Components	3.1
Internet & Direct Marketing Retail	2.9
Multiline Retail	2.8
Diversified Financial Services	2.7
Technology Hardware, Storage & Peripherals	2.6
Pharmaceuticals	2.5
Industrial Conglomerates	2.4
Hotels, Restaurants & Leisure	2.4
Tobacco	2.0
Construction Materials	2.0
Textiles, Apparel & Luxury Goods	1.4
Transportation Infrastructure	1.2
Airlines	1.1
Capital Markets	1.0
Others (each less than 1.0%)	6.0
Short-Term Investment	1.3

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,097
Aggregate gross unrealized depreciation	(135,707)

Net unrealized appreciation/depreciation	$395,390

Federal income tax cost of investments	$2,803,865

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$27,048	$—	$—	$27,048
Australia	—	21,511	—	21,511
Brazil	309,825	—	—	309,825
China	249,612	326,760	—	576,372
Cyprus	7,607	—	—	7,607
Egypt	22,229	—	—	22,229
Hong Kong	—	201,661	—	201,661
India	142,314	465,327	—	607,641
Indonesia	—	95,709	—	95,709
Mexico	30,171	—	—	30,171
Panama	36,521	—	—	36,521
Peru	40,205	—	—	40,205
Russia	—	192,760	—	192,760
South Africa	53,097	325,281	—	378,378
South Korea	26,848	107,276	—	134,124
Taiwan	132,736	122,565	—	255,301
Thailand	—	46,205	—	46,205
Turkey	—	9,462	—	9,462
United States	80,757	—	—	80,757

Total Common Stocks	1,158,970	1,914,517	—	3,073,487

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	$20,048	$—	$—	$20,048
Structured Instruments
China	—	39,560	—	39,560
Warrant
Saudi Arabia	—	23,625	—	23,625
Short-Term Investment
Investment Company	42,535	—	—	42,535

Total Investments in Securities	$1,221,553	$1,977,702	$—	$3,199,255

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $31,497,000 and from level 2 to level 1 in the amount of $52,698,000 are due to the application and non-application of the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.3%
	Brazil — 8.0%
64	Ambev SA, ADR	343
15	Banco Bradesco SA, ADR (a)	150
37	BB Seguridade Participacoes SA	325
21	Engie Brasil Energia SA	236

		1,054

	Chile — 2.8%
17	Banco Santander Chile, ADR	370

	China — 7.6%
31	China Mobile Ltd.	349
146	China Resources Power Holdings Co. Ltd.	251
97	Fuyao Glass Industry Group Co. Ltd., Class A	265
16	Fuyao Glass Industry Group Co. Ltd., Class H, Reg. S (e)	48
134	Lenovo Group Ltd.	88

		1,001

	Czech Republic — 3.4%
8	Komercni banka AS	275
53	Moneta Money Bank AS, Reg. S (a) (e)	176

		451

	Hong Kong — 5.8%
11	Hang Seng Bank Ltd.	224
177	HKT Trust & HKT Ltd.	247
48	Sands China Ltd.	211
7	VTech Holdings Ltd.	86

		768

	Hungary — 1.9%
8	OTP Bank plc	256

	Indonesia — 0.9%
427	Telekomunikasi Indonesia Persero Tbk. PT	124

	Mexico — 5.4%
71	Bolsa Mexicana de Valores SAB de CV	97
118	Fibra Uno Administracion SA de CV	169
189	Kimberly-Clark de Mexico SAB de CV, Class A	339
64	Wal-Mart de Mexico SAB de CV	113

		718

	Russia — 8.6%
4	LUKOIL PJSC, ADR	245
6	MegaFon PJSC, Reg. S, GDR	69
7	MMC Norilsk Nickel PJSC, ADR	120
9	Mobile TeleSystems PJSC, ADR	99
172	Moscow Exchange MICEX-RTS PJSC	383
1	PhosAgro PJSC, Reg. S, GDR	13
6	PhosAgro PJSC, Reg. S, GDR	102

SHARES		SECURITY DESCRIPTION	VALUE($)
		Russia — continued
7		Severstal PJSC, Reg. S, GDR	108

			1,139

		South Africa — 13.0%
40		AVI Ltd.	272
23		Barclays Africa Group Ltd.	275
9		Bid Corp. Ltd.	160
3		Bidvest Group Ltd. (The)	41
75		FirstRand Ltd.	280
109		MMI Holdings Ltd.	200
21		Vodacom Group Ltd.	237
45		Woolworths Holdings Ltd.	245

			1,710

		South Korea — 6.3%
3		Kangwon Land, Inc. (a)	79
3		KT&G Corp.	290
—	(h)	Samsung Electronics Co. Ltd.	299
7		SK Telecom Co. Ltd., ADR	159

			827

		Taiwan — 19.5%
16		Asustek Computer, Inc.	143
35		Cheng Shin Rubber Industry Co. Ltd.	70
36		Chicony Electronics Co. Ltd.	85
57		Delta Electronics, Inc.	317
49		Far EasTone Telecommunications Co. Ltd.	116
27		MediaTek, Inc.	185
41		Novatek Microelectronics Corp.	145
26		President Chain Store Corp.	194
74		Quanta Computer, Inc.	151
75		Taiwan Mobile Co. Ltd.	251
21		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	647
145		Vanguard International Semiconductor Corp.	262

			2,566

		Thailand — 4.0%
18		Siam Cement PCL (The)	262
38		Siam Commercial Bank PCL (The), NVDR	161
28		Thai Oil PCL	58
19		Thai Oil PCL, NVDR	39

			520

		Turkey — 3.4%
6		Eregli Demir ve Celik Fabrikalari TAS	10
7		Ford Otomotiv Sanayi AS	62
35		Tofas Turk Otomobil Fabrikasi AS	245
6		Tupras Turkiye Petrol Rafinerileri AS	136

			453

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Arab Emirates — 1.7%
65	First Gulf Bank PJSC	230

	Total Common Stocks (Cost $11,819)	12,187

Structured Instruments — 2.0%
	China — 2.0%
	Low Exercise Cash Settled Call Warrants — 2.0%
33	Midea Group Co. Ltd., expiring 02/17/2017 (Strike Price $1.00) (issued through UBS AG) (a)	144
29	Midea Group Co. Ltd., expiring 10/13/2017 (Strike Price $0.00) (issued through BNP Paribas) (a)	126

	Total Structured Instruments (Cost $237)	270

NUMBER OF WARRANTS
Warrants — 1.7%
	Saudi Arabia — 1.7%
12	Al Rajhi Bank, expiring 01/22/18 (Strike Price $1.00) (a)	204
1	Yanbu Cement Co., expiring 07/31/17 (Strike Price $1.00) (a)	14

	Total Warrants (Cost $185)	218

SHARES
Short-Term Investment — 10.0%
	Investment Company — 10.0%
1,315	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $1,315)	1,315

	Total Investments — 106.0% (Cost $13,556)	13,990
	Liabilities in Excess of Other Assets — (6.0)%	(791)

	NET ASSETS — 100.0%	$13,199

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	17.5%
Wireless Telecommunication Services	9.2
Semiconductors & Semiconductor Equipment	8.9
Technology Hardware, Storage & Peripherals	5.5
Capital Markets	4.5
Insurance	3.8
Independent Power & Renewable Electricity Producers	3.5
Oil, Gas & Consumable Fuels	3.4
Food & Staples Retailing	3.3
Auto Components	2.7
Diversified Telecommunication Services	2.7
Beverages	2.5
Household Products	2.4
Electronic Equipment, Instruments & Components	2.3
Automobiles	2.2
Hotels, Restaurants & Leisure	2.1
Tobacco	2.1
Diversified Financial Services	2.0
Construction Materials	2.0
Food Products	1.9
Multiline Retail	1.8
Metals & Mining	1.7
Equity Real Estate Investment Trusts (REITs)	1.2
Others (each less than 1.0%)	1.4
Short-Term Investment	9.4

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	Mini MSCI Emerging Markets Index	03/17/17	USD	$320	$(1)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
570	CNY	TD Bank Financial Group†	02/06/17	$83	$83	$—	(h)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CNY	—	China Yuan
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2017.
†	—	Non-deliverable forward.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764
Aggregate gross unrealized depreciation	(330)

Net unrealized appreciation/depreciation	$434

Federal income tax cost of investments	$13,556

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,054	$—	$—	$1,054
Chile	370	—	—	370
China	—	1,001	—	1,001
Czech Republic	—	451	—	451
Hong Kong	—	768	—	768
Hungary	—	256	—	256
Indonesia	—	124	—	124
Mexico	718	—	—	718
Russia	666	473	—	1,139
South Africa	272	1,438	—	1,710
South Korea	238	589	—	827
Taiwan	647	1,919	—	2,566
Thailand	58	462	—	520
Turkey	—	453	—	453
United Arab Emirates	—	230	—	230

Total Common Stocks	4,023	8,164	—	12,187

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Structured Instruments
China	$—	$270		$—	$270
Warrants
Saudi Arabia	—	218		—	218
Short-Term Investment
Investment Company	1,315	—		—	1,315

Total Investments in Securities	$5,338	$8,652		$—	$13,990

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$—	(a)	$—	$— (a)
Futures Contracts	(1)	—		—	(1)

Total Depreciation in Other Financial Instruments	$(1)	$—		$—	$(1)

(a) Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $217,000 and from level 2 to level 1 in the amount of approximately $82,000 are due to the application and non-application of the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 30.4%
	Argentina — 2.0%
150	Aeropuertos Argentina 2000 SA, 6.875%, 02/01/27 (e)	151
270	Pampa Energia SA, 7.500%, 01/24/27 (e)	267
100	Petrobras Argentina SA, Reg. S, 7.375%, 07/21/23	102
	YPF SA,
100	Reg. S, 8.500%, 03/23/21	108
250	Reg. S, 8.750%, 04/04/24	270
200	Reg. S, 8.875%, 12/19/18	219

		1,117

	Brazil — 5.4%
300	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	304
200	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	202
200	Itau Unibanco Holding SA, Reg. S, 5.500%, 08/06/22	207
	Petrobras Global Finance BV,
200	5.375%, 01/27/21	202
340	6.125%, 01/17/22	350
270	6.750%, 01/27/41	239
470	7.375%, 01/17/27	487
340	8.750%, 05/23/26	383
200	Raizen Fuels Finance SA, 5.300%, 01/20/27 (e)	200
200	Suzano Austria GmbH, Reg. S, 5.750%, 07/14/26	198
200	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	193

		2,965

	Chile — 1.6%
400	Corp. Nacional del Cobre de Chile, Reg. S, 4.500%, 09/16/25	413
290	Empresa Electrica Angamos SA, Reg. S, 4.875%, 05/25/29	281
200	Empresa Nacional del Petroleo, Reg. S, 3.750%, 08/05/26	191

		885

	China — 1.2%
150	Sinochem Overseas Capital Co. Ltd., Reg. S, 4.500%, 11/12/20	158
300	Three Gorges Finance I Cayman Islands Ltd., Reg. S, 3.700%, 06/10/25	301
200	Tianjin Infrastructure Construction & Investment Group Co. Ltd., Reg. S, 2.750%, 06/15/19	199

		658

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Colombia — 1.4%
	Ecopetrol SA,
350	5.375%, 06/26/26	349
150	5.875%, 09/18/23	160
295	5.875%, 05/28/45	259

		768

	Guatemala — 0.6%
300	Central American Bottling Corp., 5.750%, 01/31/27 (e)	302

	Hungary — 1.0%
500	MFB Magyar Fejlesztesi Bank Zrt., Reg. S, 6.250%, 10/21/20	552

	India — 2.7%
200	UPL Corp. Ltd., 3.250%, 10/13/21 (e)	196
	Vedanta Resources plc,
670	6.375%, 07/30/22 (e)	671
570	Reg. S, 6.000%, 01/31/19	583

		1,450

	Indonesia — 1.3%
200	Listrindo Capital BV, 4.950%, 09/14/26 (e)	196
300	Pertamina Persero PT, Reg. S, 6.450%, 05/30/44	314
200	Theta Capital Pte. Ltd., Reg. S, 7.000%, 04/11/22	207

		717

	Jamaica — 0.3%
200	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	177

	Kazakhstan — 1.2%
450	KazMunayGas National Co. JSC, Reg. S, 6.375%, 04/09/21	489
200	Tengizchevroil Finance Co. International Ltd., Reg. S, 4.000%, 08/15/26	188

		677

	Kuwait — 0.7%
380	Kuwait Projects Co., Reg. S, 5.000%, 03/15/23	397

	Luxembourg — 0.4%
200	Millicom International Cellular SA, Reg. S, 4.750%, 05/22/20	203

	Malaysia — 0.4%
180	Petroliam Nasional Bhd., Reg. S, 7.625%, 10/15/26	239

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — 3.2%
200	Banco Mercantil del Norte SA, VAR, 5.750%, 10/04/31 (e)	187
	Petroleos Mexicanos,
90	5.375%, 03/13/22 (e)	92
170	5.500%, 01/21/21	176
100	5.500%, 06/27/44	82
370	5.625%, 01/23/46	306
310	6.375%, 02/04/21	332
200	6.500%, 06/02/41	186
250	6.625%, 06/15/35	242
149	VAR, 4.606%, 03/11/22 (e)	155

		1,758

	Morocco — 0.7%
	OCP SA,
200	Reg. S, 4.500%, 10/22/25	192
200	Reg. S, 6.875%, 04/25/44	205

		397

	Netherlands — 0.4%
200	VimpelCom Holdings BV, Reg. S, 5.950%, 02/13/23	210

	Peru — 0.3%
150	Union Andina de Cementos SAA, Reg. S, 5.875%, 10/30/21	154

	Philippines — 0.4%
150	Power Sector Assets & Liabilities Management Corp., Reg. S, 7.390%, 12/02/24	191

	Qatar — 0.7%
200	ABQ Finance Ltd., Reg. S, 3.625%, 04/13/21	202
200	Ooredoo International Finance Ltd., Reg. S, 3.250%, 02/21/23	197

		399

	Russia — 1.1%
360	Alfa Bank AO, Reg. S, 7.500%, 09/26/19	392
200	Lukoil International Finance BV, Reg. S, 6.125%, 11/09/20	217

		609

	South Africa — 1.4%
300	Eskom Holdings SOC Ltd., Reg. S, 6.750%, 08/06/23	302
450	MTN Mauritius Investment Ltd., Reg. S, 6.500%, 10/13/26	456

		758

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Trinidad and Tobago — 0.3%
	150	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	157

		United Arab Emirates — 1.2%
	380	DP World Ltd., Reg. S, 6.850%, 07/02/37	418
	200	MAF Global Securities Ltd., Reg. S, VAR, 7.125%, 10/29/18 (x)	211

			629

		Venezuela — 0.5%
		Petroleos de Venezuela SA,
	250	Reg. S, 5.375%, 04/12/27	96
	320	Reg. S, 6.000%, 11/15/26	120
	130	Reg. S, 9.000%, 11/17/21	74

			290

		Total Corporate Bonds (Cost $16,914)	16,659

	Foreign Government Securities — 64.2%
		Angola — 1.4%
		Republic of Angola,
	206	Reg. S, 7.000%, 08/16/19	210
	600	Reg. S, 9.500%, 11/12/25	571

			781

		Argentina — 5.3%
	300	Provincia de Buenos Aires, Reg. S, 9.950%, 06/09/21	337
		Republic of Argentina,
ARS	3,900	18.200%, 10/03/21	260
	300	Reg. S, 6.250%, 04/22/19	317
	520	Reg. S, 6.875%, 04/22/21	553
	300	Reg. S, 7.125%, 07/06/36	282
	360	Reg. S, 7.500%, 04/22/26	375
ARS	4,500	VAR, 26.625%, 03/01/18	285
	294	Series NY, 8.280%, 12/31/33	309
	300	Series NY, SUB, 2.500%, 12/31/38	185

			2,903

		Azerbaijan — 0.9%
	300	Republic of Azerbaijan, Reg. S, 4.750%, 03/18/24	298
	200	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.950%, 03/18/30	211

			509

		Belarus — 0.8%
	430	Republic of Belarus, Reg. S, 8.950%, 01/26/18	440

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Brazil — 2.8%
		Federative Republic of Brazil,
	250	6.000%, 04/07/26	268
	500	8.250%, 01/20/34	600
BRL	380	Series B, 6.000%, 08/15/22	358
BRL	1,000	Nota do Tesouro Nacional, Series F, 10.000%, 01/01/21	312

			1,538

		Cameroon — 0.6%
	300	Republic of Cameroon, Reg. S, 9.500%, 11/19/25	323

		Colombia — 2.6%
		Republic of Colombia,
	400	4.500%, 01/28/26	419
	770	5.000%, 06/15/45	750
	200	7.375%, 09/18/37	249

			1,418

		Costa Rica — 1.0%
	300	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	243
	300	Republic of Costa Rica, Reg. S, 7.000%, 04/04/44	288

			531

		Croatia — 1.6%
		Republic of Croatia,
EUR	200	Reg. S, 3.875%, 05/30/22	233
	600	Reg. S, 6.625%, 07/14/20	656

			889

		Dominican Republic — 1.8%
		Government of Dominican Republic,
	580	Reg. S, 6.875%, 01/29/26	619
	350	Reg. S, 7.450%, 04/30/44	368

			987

		Ecuador — 2.6%
		Republic of Ecuador,
	400	9.650%, 12/13/26 (e)	423
	300	Reg. S, 10.500%, 03/24/20	328
	600	Reg. S, 10.750%, 03/28/22	672

			1,423

		Egypt — 1.2%
		Republic of Egypt,
	200	6.125%, 01/31/22 (e)	201
	200	8.500%, 01/31/47 (e)	205
	300	Reg. S, 5.875%, 06/11/25	276

			682

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		El Salvador — 1.0%
		Republic of El Salvador,
	310	Reg. S, 5.875%, 01/30/25	271
	150	Reg. S, 6.375%, 01/18/27	131
	50	Reg. S, 7.750%, 01/24/23	50
	125	Reg. S, 8.250%, 04/10/32	120

			572

		Gabon — 0.7%
	400	Republic of Gabonese, Reg. S, 6.375%, 12/12/24	368

		Ghana — 0.6%
	340	Republic of Ghana, Reg. S, 7.875%, 08/07/23	332

		Honduras — 1.0%
		Republic of Honduras,
	300	6.250%, 01/19/27 (e)	299
	200	Reg. S, 8.750%, 12/16/20	224

			523

		Hungary — 0.8%
		Republic of Hungary,
	300	5.375%, 03/25/24	329
	74	5.750%, 11/22/23	83

			412

		India — 0.3%
	200	Export-Import Bank of India, Reg. S, 3.375%, 08/05/26	188

		Indonesia — 1.8%
		Republic of Indonesia,
	300	Reg. S, 5.875%, 01/15/24	335
	300	Reg. S, 5.950%, 01/08/46	338
	200	Reg. S, 6.625%, 02/17/37	237
IDR	1,302,000	Series FR70, 8.375%, 03/15/24	100

			1,010

		Iraq — 0.4%
	250	Republic of Iraq, Reg. S, 5.800%, 01/15/28	207

		Ivory Coast — 0.4%
	200	Republic of Ivory Coast, Reg. S, 5.375%, 07/23/24	189

		Jamaica — 0.8%
		Government of Jamaica,
	300	6.750%, 04/28/28	332

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Jamaica –– continued
	100	8.000%, 03/15/39	112

			444

		Kazakhstan — 1.2%
		Republic of Kazakhstan,
	300	Reg. S, 5.125%, 07/21/25	322
	300	Reg. S, 6.500%, 07/21/45	352

			674

		Lebanon — 3.7%
		Republic of Lebanon,
	200	6.250%, 05/27/22	199
	890	6.375%, 03/09/20	909
	275	6.600%, 11/27/26	269
	100	9.000%, 03/20/17	100
	232	Reg. S, 5.450%, 11/28/19	232
	350	Reg. S, 6.650%, 02/26/30	340

			2,049

		Mexico — 1.4%
		United Mexican States,
	300	3.600%, 01/30/25	291
	250	5.550%, 01/21/45	256
	100	5.750%, 10/12/10	93
MXN	2,900	Series M, 5.750%, 03/05/26	123

			763

		Mongolia — 0.5%
	300	Mongolia Government Bond, Reg. S, 5.125%, 12/05/22	260

		Morocco — 0.4%
	200	Kingdom of Morocco, Reg. S, 4.250%, 12/11/22	206

		Namibia — 0.7%
	380	Republic of Namibia, Reg. S, 5.250%, 10/29/25	378

		Oman — 0.9%
	500	Oman Government Bond, Reg. S, 4.750%, 06/15/26	479

		Pakistan — 1.2%
		Republic of Pakistan,
	320	Reg. S, 6.875%, 06/01/17	324
	300	Reg. S, 8.250%, 04/15/24	331

			655

		Panama — 1.7%
		Republic of Panama,
	200	3.875%, 03/17/28	200

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Panama –– continued
	250	6.700%, 01/26/36	310
	300	8.875%, 09/30/27	416

			926

		Paraguay — 1.1%
		Republic of Paraguay,
	300	Reg. S, 5.000%, 04/15/26	306
	300	Reg. S, 6.100%, 08/11/44	304

			610

		Peru — 2.3%
	300	Fondo MIVIVIENDA SA, Reg. S, 3.500%, 01/31/23	297
		Republic of Peru,
	100	4.125%, 08/25/27	106
	250	5.625%, 11/18/50	289
	200	8.750%, 11/21/33	296
PEN	791	Reg. S, 6.900%, 08/12/37	250

			1,238

		Philippines — 1.1%
		Republic of Philippines,
	150	7.750%, 01/14/31	213
	240	10.625%, 03/16/25	367

			580

		Poland — 0.4%
	240	Republic of Poland, 3.250%, 04/06/26	232

		Romania — 0.6%
	300	Republic of Romania, Reg. S, 4.875%, 01/22/24	319

		Russia — 2.8%
		Russian Federation,
	800	Reg. S, 4.875%, 09/16/23	848
	200	Reg. S, 5.000%, 04/29/20	213
RUB	30,000	Series 6211, 7.000%, 01/25/23	477

			1,538

		Serbia — 1.0%
	500	Republic of Serbia, Reg. S, 7.250%, 09/28/21	564

		South Africa — 1.4%
		Republic of South Africa,
	200	4.300%, 10/12/28	188
	100	5.500%, 03/09/20	106
	300	5.875%, 09/16/25	324
	100	6.250%, 03/08/41	112
ZAR	109	Series 2035, 8.875%, 02/28/35	8

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		South Africa –– continued
ZAR	1,000	Series R209, 6.250%, 03/31/36	53

			791

		Sri Lanka — 2.2%
		Republic of Sri Lanka,
	200	Reg. S, 6.250%, 10/04/20	207
	500	Reg. S, 6.250%, 07/27/21	514
	500	Reg. S, 6.825%, 07/18/26	501

			1,222

		Trinidad and Tobago — 0.5%
	300	Republic of Trinidad & Tobago, Reg. S, 4.500%, 08/04/26	298

		Turkey — 2.8%
		Republic of Turkey,
	200	4.875%, 04/16/43	163
	300	5.625%, 03/30/21	308
	700	6.625%, 02/17/45	704
	300	7.375%, 02/05/25	331

			1,506

		Ukraine — 2.2%
		Republic of Ukraine,
	500	Reg. S, 7.750%, 09/01/21	483
	500	Reg. S, 7.750%, 09/01/24	468
	300	Reg. S, 7.750%, 09/01/27	277

			1,228

		Uruguay — 0.9%
		Republic of Uruguay,
	250	5.100%, 06/18/50	233
	200	7.875%, 01/15/33	256

			489

		Venezuela — 0.8%
		Republic of Venezuela,
	90	9.250%, 09/15/27	47
	90	9.375%, 01/13/34	43
	150	Reg. S, 7.650%, 04/21/25	70
	110	Reg. S, 7.750%, 10/13/19	67
	90	Reg. S, 9.000%, 05/07/23	45
	170	Reg. S, 11.750%, 10/21/26	100
	80	Reg. S, 11.950%, 08/05/31	46

			418

		Zambia — 2.0%
		Republic of Zambia,
	220	Reg. S, 5.375%, 09/20/22	198

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Zambia –– continued
200	Reg. S, 8.500%, 04/14/24	199
700	Reg. S, 8.970%, 07/30/27	697

		1,094

	Total Foreign Government Securities (Cost $36,639)	35,186

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
688,850	MXN Put/USD Call, Expiring 04/12/17 @ 20.65 MXN to 1 USD, Vanilla, European Style (Cost $6)	14

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 1.6%
900	U.S. Treasury Inflation Indexed Note, 0.125%, 07/15/26 (Cost $878)	886

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
812	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.870% (b) (l) (Cost $812)	812

	Total Investments — 97.7% (Cost $55,249)	53,557
	Other Assets in Excess of Liabilities — 2.3%	1,235

	NET ASSETS — 100.0%	$54,792

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	10 Year U.S. Treasury Note	03/22/17	USD	2,614	5
	Short Futures Outstanding
(3)	Euro Bund	03/08/17	EUR	(525)	(1)
(5)	Euro Bobl	03/08/17	EUR	(718)	1
(6)	10 Year U.S. Treasury Note	03/22/17	USD	(747)	4
(8)	U.S. Treasury Long Bond	03/22/17	USD	(1,207)	(7)
(3)	Ultra 10 Year U.S. Treasury Note	03/22/17	USD	(402)	(1)
(8)	Ultra Long Term U.S. Treasury Bond	03/22/17	USD	(1,285)	2
(22)	90-Day Eurodollar	12/18/17	USD	(5,418)	22
(16)	90-Day Eurodollar	12/17/18	USD	(3,921)	16
(35)	90-Day Eurodollar	12/16/19	USD	(8,549)	13

					54

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
261	CAD
22,862	for JPY	Goldman Sachs International	03/22/17	202	#	200	#	(2)
527	BRL	Goldman Sachs International†	03/22/17	151		165		14
893	BRL	Deutsche Bank AG†	04/20/17	270		278		8
47	CAD	Australia and New Zealand Banking Group Ltd.	03/22/17	35		36		1
168	CAD	Goldman Sachs International	04/20/17	127		130		3
182,319	CLP	Goldman Sachs International†	03/22/17	275		280		5
132,902	CLP	Merrill Lynch International†	03/22/17	202		204		2
225,229	CLP	Credit Suisse International†	04/20/17	336		346		10
601,171	COP	Deutsche Bank AG†	03/22/17	198		204		6
630,069	COP	Merrill Lynch International†	03/22/17	208		214		6
173	EUR	Australia and New Zealand Banking Group Ltd.	03/22/17	187		187		— (h)
186	EUR	Goldman Sachs International	04/20/17	200		202		2
554,398	IDR	HSBC Bank, NA†	03/22/17	41		41		— (h)
3,720,618	IDR	Standard Chartered Bank†	03/22/17	275		278		3
22,746,750	IDR	HSBC Bank, NA†	05/15/17	1,703		1,682		(21)
12,818	INR	Goldman Sachs International†	03/22/17	188		189		1
22,862	JPY	Royal Bank of Canada	03/22/17	203		203		— (h)
7,808	MXN	Deutsche Bank AG	03/22/17	378		372		(6)
1,440	MXN	Goldman Sachs International	03/22/17	69		68		(1)
1,579	MXN	National Australia Bank Ltd.	03/22/17	71		75		4
3,862	MXN	Royal Bank of Canada	03/22/17	188		184		(4)
2,451	MXN	Societe Generale	03/22/17	119		117		(2)
4,030	MXN	Standard Chartered Bank	03/22/17	193		192		(1)
2,869	MXN	Goldman Sachs International	04/20/17	137		136		(1)
1,869	PEN	Goldman Sachs International†	03/22/17	543		569		26
564	PLN	Barclays Bank plc	03/22/17	138		141		3
418	PLN	State Street Corp.	03/22/17	100		104		4
802	PLN	HSBC Bank, NA	04/20/17	200		200		— (h)
16,325	RUB	Credit Suisse International†	04/20/17	267		267		— (h)
283	SGD	Deutsche Bank AG	03/22/17	197		200		3

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,584	THB	Deutsche Bank AG	03/22/17	441	442	1
310	TRY	Citibank, NA	03/22/17	81	81	— (h)
1,333	TRY	Deutsche Bank AG	03/22/17	377	349	(28)
529	TRY	HSBC Bank, NA	03/22/17	137	138	1
1,051	TRY	Merrill Lynch International	03/22/17	265	275	10
2,748	ZAR	BNP Paribas	03/22/17	198	202	4
854	ZAR	Deutsche Bank AG	03/22/17	61	63	2
5,119	ZAR	State Street Corp.	03/22/17	367	377	10
				9,328	9,391	63

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
351	BRL	Goldman Sachs International†	03/22/17	102	110	(8)
1,583	BRL	Merrill Lynch International†	03/22/17	463	496	(33)
893	BRL	Credit Suisse International†	04/20/17	276	278	(2)
180	CAD	BNP Paribas	03/22/17	136	139	(3)
128	CAD	Credit Suisse International	03/22/17	97	98	(1)
349	CAD	HSBC Bank, NA	04/20/17	264	268	(4)
91,159	CLP	HSBC Bank, NA†	03/22/17	140	140	— (h)
132,902	CLP	Merrill Lynch International†	03/22/17	202	204	(2)
134,002	CLP	Credit Suisse International†	04/20/17	198	206	(8)
961	CNH	HSBC Bank, NA	04/20/17	137	139	(2)
932	CNY	HSBC Bank, NA†	04/20/17	133	135	(2)
409,219	COP	Credit Suisse International†	03/22/17	137	139	(2)
415,204	COP	Deutsche Bank AG†	03/22/17	138	141	(3)
423,417	COP	HSBC Bank, NA†	03/22/17	140	143	(3)
408,783	COP	Credit Suisse International†	04/20/17	137	138	(1)
89	EUR	Goldman Sachs International	03/22/17	95	96	(1)
91	EUR	State Street Corp.	03/22/17	98	98	— (h)
186	EUR	HSBC Bank, NA	04/20/17	197	202	(5)
220	EUR	State Street Corp.	04/20/17	237	239	(2)
9,630,140	IDR	Goldman Sachs International†	03/22/17	711	718	(7)
1,892,843	IDR	Standard Chartered Bank†	03/22/17	141	142	(1)
22,746,750	IDR	Deutsche Bank AG†	05/15/17	1,612	1,682	(70)
13,660	INR	Standard Chartered Bank†	03/22/17	199	201	(2)
4,052	MXN	BNP Paribas	03/22/17	198	193	5
2,829	MXN	Deutsche Bank AG	03/22/17	129	134	(5)
8,519	MXN	Goldman Sachs International	03/22/17	414	406	8
2,428	MXN	Societe Generale	03/22/17	118	116	2
1,751	PEN	Goldman Sachs International†	03/22/17	509	533	(24)
413	PLN	Standard Chartered Bank	03/22/17	100	103	(3)
802	PLN	Deutsche Bank AG	04/20/17	193	200	(7)
8,800	RUB	Merrill Lynch International†	03/22/17	141	145	(4)
8,363	RUB	Credit Suisse International†	04/20/17	137	137	— (h)
283	SGD	Goldman Sachs International	03/22/17	198	201	(3)
15,584	THB	Societe Generale	03/22/17	437	443	(6)
353	TRY	Citibank, NA	03/22/17	99	93	6
1,213	TRY	National Australia Bank Ltd.	03/22/17	336	317	19
1,128	TRY	Royal Bank of Canada	03/22/17	316	295	21
2,204	TWD	Standard Chartered Bank†	03/22/17	69	71	(2)
4,361	TWD	Citibank, NA†	04/20/17	137	140	(3)
1,054	ZAR	Citibank, NA	03/22/17	76	77	(1)
3,088	ZAR	Deutsche Bank AG	03/22/17	221	227	(6)
				9,818	9,983	(165)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JANUARY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank NA:
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/21	2.099%	900	44	(64)
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	12/20/21	1.819	900	32	(56)
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	12/20/21	1.819	3000	108	(160)

					184	(280)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JANUARY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Bank of America NA:
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.369%	2100	124	(122)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.369	3200	189	(190)
Citibank NA.:
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.369	4400	259	(329)
iTraxx Asia ex-Japan IG 26-V1	1.000% quarterly	12/20/21	1.115	900	4	(7)

					576	(648)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA	3 month CD_KSDA quarterly	1.525% quarterly	11/29/18	5,000,000	—	(h)
Citibank NA	Colombian IBR at maturity	5.940% at maturity	06/29/18	3,000,000	(3)
Citibank NA	3 month CD_KSDA quarterly	1.328% quarterly	11/07/18	2,700,000	(9)
Citibank NA	0.625% annually	6 month PRIBOR semi-annually	01/26/22	10,000	1
Citibank NA	1.548% quarterly	3 month CD_KSDA quarterly	11/07/26	500,000	13
Citibank NA	1.870% quarterly	3 month CD_KSDA quarterly	11/15/26	1,010,000	1
Citibank NA	2.705% annually	6 month BUBOR semi-annually	01/31/27	50,000	—	(h)

					3

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentina Peso
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	China Renminbi
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2017.
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
ZAR	—	South African Rand
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of January 31, 2017.
#	—	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2017 of the currency being sold, and the value at January 31, 2017 is the U.S. dollar market value of the currency being purchased.
†	—	Non-deliverable forward.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363
Aggregate gross unrealized depreciation	(2,055)

Net unrealized appreciation/depreciation	$(1,692)

Federal income tax cost of investments	$55,249

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$1,117	$—	$1,117
Brazil	—	2,965	—	2,965
Chile	—	885	—	885
China	—	658	—	658
Colombia	—	768	—	768
Guatemala	—	302	—	302
Hungary	—	552	—	552
India	—	1,450	—	1,450
Indonesia	—	717	—	717
Jamaica	—	177	—	177
Kazakhstan	—	677	—	677
Kuwait	—	397	—	397
Luxembourg	—	203	—	203
Malaysia	—	239	—	239
Mexico	—	1,758	—	1,758
Morocco	—	397	—	397
Netherlands	—	210	—	210
Peru	—	154	—	154
Philippines	—	191	—	191
Qatar	—	399	—	399
Russia	—	609	—	609
South Africa	—	758	—	758
Trinidad and Tobago	—	157	—	157
United Arab Emirates	—	629	—	629
Venezuela	—	290	—	290

Total Corporate Bonds	—	16,659	—	16,659

Foreign Government Securities	—	35,186	—	35,186
U.S. Treasury Obligations	—	886	—	886
Options Purchased
Foreign Exchange Currency Options	—	14	—	14

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$812	$—	$—	$812

Total Investments in Securities	$812	$52,745	$—	$53,557

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$190	$—	$190
Futures Contracts	63	—	—	63
Swaps	—	17	—	17

Total Appreciation in Other Financial Instruments	$63	$207	$—	$270

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(292)	$—	$(292)
Futures Contracts	(9)	—	—	(9)
Swaps	—	(182)	—	(182)

Total Depreciation in Other Financial Instruments	$(9)	$(474)	$—	$(483)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among the other levels during the period ended January 31, 2017.

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017
Debt Securities — Foreign Government Securities	$446	$(197)	$155	$—	$—	$(404)	$—	$—	$—

Total	$446	$(197)	$155	$—	$—	$(404)	$—	$—	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. The fund used forward foreign currency exchange contracts, including non-deliverable forwards, mainly as a substitute for securities in which the Fund can invest to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.5%
Asset-Backed Securities — 4.3%
	United States — 4.3%
529	ABFC Trust, Series 2004-HE1, Class M1, VAR, 1.671%, 03/25/34	495
	ACE Securities Corp. Home Equity Loan Trust,
604	Series 2002-HE3, Class M1, VAR, 2.571%, 10/25/32	590
1,538	Series 2003-HE1, Class M1, VAR, 1.746%, 11/25/33	1,455
384	Series 2003-NC1, Class M1, VAR, 1.941%, 07/25/33	368
468	Series 2003-OP1, Class M1, VAR, 1.821%, 12/25/33	448
216	Series 2004-HE4, Class M2, VAR, 1.746%, 12/25/34	212
550	Series 2004-OP1, Class M3, VAR, 2.646%, 04/25/34	504
453	Ameriquest Mortgage Securities, Inc., Series 2004-FR1W, Class A6, VAR, 4.562%, 05/25/34	450
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
652	Series 2003-10, Class M1, VAR, 1.806%, 12/25/33	617
286	Series 2003-10, Class M2, VAR, 3.306%, 12/25/33	277
86	Series 2003-11, Class M3, VAR, 3.546%, 12/25/33	85
393	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.646%, 10/25/34	372
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
950	Series 2003-W5, Class M2, VAR, 3.531%, 10/25/33	907
1,644	Series 2003-W9, Class M2, VAR, 3.336%, 01/25/34	1,606
981	Series 2004-W4, Class A, VAR, 1.276%, 03/25/34	891
256	Series 2004-W5, Class M1, VAR, 1.656%, 04/25/34	243
	Asset-Backed Securities Corp. Home Equity Loan Trust,
834	Series 2004-HE1, Class M1, VAR, 1.818%, 01/15/34	809
685	Series 2004-HE2, Class M2, VAR, 2.646%, 04/25/34	626
1,205	Series 2004-HE3, Class M2, VAR, 2.451%, 06/25/34	1,091

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Bear Stearns Asset-Backed Securities I Trust,
700	Series 2004-FR2, Class M3, VAR, 2.556%, 06/25/34	682
951	Series 2004-HE6, Class M2, VAR, 2.631%, 08/25/34	908
	Bear Stearns Asset-Backed Securities Trust,
640	Series 2004-1, Class M1, VAR, 1.746%, 06/25/34	590
238	Series 2004-2, Class M1, VAR, 1.956%, 08/25/34	222
1,018	Chase Funding Trust, Series 2002-2, Class 2M1, VAR, 1.671%, 02/25/32	990
	Countrywide Asset-Backed Certificates,
34	Series 2002-3, Class M1, VAR, 1.896%, 03/25/32	33
54	Series 2002-4, Class M1, VAR, 1.896%, 12/25/32	51
218	Series 2003-BC4, Class M2, VAR, 2.121%, 06/25/33	210
160	Series 2003-BC6, Class M2, VAR, 2.496%, 10/25/33	149
112	Series 2004-2, Class M1, VAR, 1.521%, 05/25/34	107
431	Series 2004-3, Class M1, VAR, 1.521%, 06/25/34	402
1,000	Series 2005-12, Class M2, VAR, 1.261%, 02/25/36	926
500	Series 2005-AB3, Class 1A1, VAR, 1.021%, 02/25/36	441
730	Series 2006-4, Class 1A1M, VAR, 1.031%, 07/25/36	716
965	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.716%, 01/25/35	890
	Credit-Based Asset Servicing & Securitization LLC,
1,486	Series 2004-CB4, Class A5, SUB, 4.866%, 05/25/35	1,493
604	Series 2004-CB5, Class M1, VAR, 1.686%, 01/25/34	565
176	Series 2005-CB1, Class M2, VAR, 1.851%, 01/25/35	160
	CWABS, Inc. Asset-Backed Certificates Trust,
578	Series 2003-BC1, Class A1, VAR, 1.571%, 03/25/33	549
104	Series 2004-5, Class M3, VAR, 2.496%, 07/25/34	95
524	Series 2004-6, Class M1, VAR, 1.671%, 10/25/34	495

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
94	Series 2004-6, Class M2, VAR, 1.746%, 10/25/34	89
38	Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.021%, 08/10/22	43
320	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	308
568	First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A1, VAR, 1.071%, 11/25/35	514
	Fremont Home Loan Trust,
43	Series 2003-B, Class M2, VAR, 3.201%, 12/25/33	43
824	Series 2004-2, Class M2, VAR, 1.701%, 07/25/34	796
1,652	Series 2004-A, Class M1, VAR, 1.596%, 01/25/34	1,516
182	Series 2004-B, Class M7, VAR, 3.771%, 05/25/34	154
	GSAMP Trust,
707	Series 2004-OPT, Class M1, VAR, 1.626%, 11/25/34	654
377	Series 2006-HE3, Class A2C, VAR, 0.931%, 05/25/46	350
	Home Equity Asset Trust,
1,115	Series 2003-3, Class M1, VAR, 2.061%, 08/25/33	1,071
353	Series 2004-7, Class M1, VAR, 1.701%, 01/25/35	340
1,040	Series 2007-2, Class 2A2, VAR, 0.956%, 07/25/37	1,016
	Home Equity Mortgage Loan Asset-Backed Trust,
293	Series 2004-B, Class M3, VAR, 1.956%, 11/25/34	267
322	Series 2004-B, Class M8, VAR, 4.056%, 11/25/34	285
1,070	Series 2006-B, Class 2A3, VAR, 0.961%, 06/25/36	1,016
	Long Beach Mortgage Loan Trust,
1,057	Series 2004-3, Class M2, VAR, 1.671%, 07/25/34	998
608	Series 2004-3, Class M4, VAR, 2.384%, 07/25/34	571
	MASTR Asset-Backed Securities Trust,
148	Series 2003-NC1, Class M5, VAR, 5.235%, 04/25/33	125
1,478	Series 2004-WMC2, Class M1, VAR, 1.671%, 04/25/34	1,379
818	Series 2005-NC1, Class M2, VAR, 1.521%, 12/25/34	783

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Morgan Stanley ABS Capital I, Inc. Trust,
244	Series 2003-HE2, Class M2, VAR, 3.231%, 08/25/33	239
747	Series 2004-HE6, Class M1, VAR, 1.596%, 08/25/34	725
33	Series 2004-HE8, Class M3, VAR, 1.896%, 09/25/34	31
420	Series 2004-NC5, Class M1, VAR, 1.671%, 05/25/34	391
513	Series 2004-NC6, Class M2, VAR, 2.646%, 07/25/34	483
443	Series 2004-NC7, Class M2, VAR, 1.686%, 07/25/34	436
58	Series 2005-HE1, Class M3, VAR, 1.551%, 12/25/34	47
357	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, VAR, 1.751%, 02/25/33	338
	New Century Home Equity Loan Trust,
580	Series 2004-2, Class M3, VAR, 1.776%, 08/25/34	522
1,217	Series 2004-4, Class M1, VAR, 1.536%, 02/25/35	1,133
510	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 4.146%, 09/25/33	486
1,637	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class M1, VAR, 1.791%, 07/25/33	1,502
	Option One Mortgage Loan Trust,
757	Series 2004-1, Class M1, VAR, 1.671%, 01/25/34	699
705	Series 2004-1, Class M2, VAR, 2.421%, 01/25/34	627
35	Series 2004-3, Class M2, VAR, 1.626%, 11/25/34	32
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, VAR, 2.016%, 01/25/36	461
	Pretium Mortgage Credit Partners I LLC,
886	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	894
617	Series 2016-NPL3, Class A1, SUB, 4.375%, 05/27/31 (e)	622
964	Series 2016-NPL6, Class A1, SUB, 3.500%, 10/27/31 (e)	964
569	RAMP Trust, Series 2006-EFC2, Class A3, VAR, 0.931%, 12/25/36	550

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
	RASC Trust,
201	Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	204
1,480	Series 2005-EMX1, Class M1, VAR, 1.416%, 03/25/35	1,396
	Renaissance Home Equity Loan Trust,
427	Series 2003-2, Class M1, VAR, 1.994%, 08/25/33	400
803	Series 2004-1, Class M4, VAR, 2.571%, 05/25/34	641
146	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	150
441	Saxon Asset Securities Trust, Series 2003-3, Class M1, VAR, 1.731%, 12/25/33	419
1,465	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M1, VAR, 1.746%, 08/25/34	1,388
550	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, VAR, 1.446%, 06/25/35	508
863	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.671%, 11/25/34	811
	Structured Asset Investment Loan Trust,
360	Series 2003-BC11, Class M1, VAR, 1.746%, 10/25/33	354
433	Series 2004-6, Class A3, VAR, 1.571%, 07/25/34	417
448	Series 2004-7, Class M2, VAR, 1.896%, 08/25/34	414
691	Series 2004-8, Class M9, VAR, 4.521%, 09/25/34	553
42	Series 2004-BNC1, Class A5, VAR, 2.011%, 09/25/34	38
	Structured Asset Securities Corp. Mortgage Loan Trust,
505	Series 2006-BC4, Class A4, VAR, 0.941%, 12/25/36	445
885	Series 2006-BC6, Class A4, VAR, 0.941%, 01/25/37	832
209	US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	216
1,367	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, SUB, 4.250%, 03/26/46 (e)	1,375
1,185	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,191
1,238	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,239
512	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	513

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,033	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,035
877	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	877
1,174	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	1,177
	Wells Fargo Home Equity Asset-Backed Securities Trust,
1,133	Series 2004-2, Class M2, VAR, 1.746%, 10/25/34	1,054
442	Series 2004-2, Class M6, VAR, 3.591%, 10/25/34	426
97	Series 2004-2, Class M8A, VAR, 5.271%, 10/25/34 (e)	90

	Total Asset-Backed Securities (Cost $63,737)	64,383

Collateralized Mortgage Obligations — 2.4%
	United States — 2.4%
	Alternative Loan Trust
610	Series 2004-27CB, Class A1, 6.000%, 12/25/34	602
152	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	156
119	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	115
28	Series 2005-19CB, Class A2, IF, 15.244%, 06/25/35	34
103	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	97
535	Banc of America Mortgage Trust, Series 2004-D, Class 2A2, VAR, 3.245%, 05/25/34	536
	Bear Stearns ALT-A Trust
111	Series 2005-4, Class 23A1, VAR, 3.094%, 05/25/35	107
854	Series 2005-4, Class 23A2, VAR, 3.094%, 05/25/35	840
280	Series 2005-7, Class 12A3, VAR, 1.451%, 08/25/35	265
	Bear Stearns ARM Trust
655	Series 2004-3, Class 2A, VAR, 3.063%, 07/25/34	652
776	Series 2005-5, Class A2, VAR, 2.820%, 08/25/35	773
391	Series 2005-9, Class A1, VAR, 2.830%, 10/25/35	376
733	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	729

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
847	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class M1, VAR, 1.596%, 06/25/34	681
	Chase Mortgage Finance Trust
352	Series 2006-S4, Class A5, 6.000%, 12/25/36	289
178	Series 2007-A1, Class 1A1, VAR, 3.216%, 02/25/37	179
391	Series 2007-A1, Class 1A5, VAR, 3.216%, 02/25/37	384
236	Series 2007-A1, Class 8A1, VAR, 3.229%, 02/25/37	239
	CHL Mortgage Pass-Through Trust
127	Series 2004-9, Class A7, 5.250%, 06/25/34	130
658	Series 2004-25, Class 2A1, VAR, 1.451%, 02/25/35	577
287	Series 2006-21, Class A14, 6.000%, 02/25/37	253
325	Series 2007-10, Class A4, 5.500%, 07/25/37	270
	Citigroup Mortgage Loan Trust, Inc.,
700	Series 2005-3, Class 2A2A, VAR, 3.052%, 08/25/35	689
772	Series 2005-4, Class A, VAR, 3.045%, 08/25/35	760
218	Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	219
	Credit Suisse First Boston Mortgage Securities Corp.
28	Series 2003-25, Class 2A1, 4.500%, 10/25/18	27
569	Series 2004-8, Class 5A1, 6.000%, 12/25/34	602
527	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, VAR, 3.315%, 09/25/34	520
	Impac CMB Trust
128	Series 2004-6, Class 1A2, VAR, 1.551%, 10/25/34	123
740	Series 2005-2, Class 2A2, VAR, 1.571%, 04/25/35	686
403	Series 2005-4, Class 2A2, VAR, 1.531%, 05/25/35	348
284	Series 2005-4, Class 2M2, VAR, 1.896%, 05/25/35	243
	JP Morgan Mortgage Trust
494	Series 2005-A5, Class 2A2, VAR, 3.269%, 08/25/35	498
349	Series 2005-A8, Class 2A3, VAR, 2.978%, 11/25/35	326

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
439		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.058%, 04/21/34	451
185		MASTR Alternative Loan Trust, Series 2004-6, Class 8A1, 5.500%, 07/25/34	189
110		Merrill Lynch Mortgage Investors Trust, Series 2005-1, Class 2A1, VAR, 2.851%, 04/25/35	107
		Merrill Lynch Mortgage Investors Trust MLMI
125		Series 2003-A4, Class 3A, VAR, 3.368%, 05/25/33	121
87		Series 2005-A2, Class A3, VAR, 2.932%, 02/25/35	86
420		Series 2005-A5, Class A3, VAR, 2.981%, 06/25/35	411
		Morgan Stanley Mortgage Loan Trust
211		Series 2004-5AR, Class 4A, VAR, 3.202%, 07/25/34	207
493		Series 2004-7AR, Class 2A6, VAR, 3.147%, 09/25/34	502
395		Series 2004-11AR, Class 1A2A, VAR, 1.081%, 01/25/35	370
578		MortgageIT Trust, Series 2005-1, Class 1B1, VAR, 2.271%, 02/25/35	537
		Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
767		Series 2005-4, Class 1A2, VAR, 1.161%, 11/25/35	729
1,063		Series 2005-5, Class 1APT, VAR, 1.051%, 12/25/35	970
		Opteum Mortgage Acceptance Corp. Trust
843		Series 2006-1, Class 1AC1, VAR, 1.071%, 04/25/36	753
1,179		Series 2006-1, Class 1APT, VAR, 0.981%, 04/25/36	1,044
—	(h)	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 0.000%, 04/25/18	—	(h)
107		RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	101
		Residential Asset Securitization Trust
1		Series 2004-A3, Class A1, 4.500%, 06/25/34	1
221		Series 2004-A8, Class A1, 5.250%, 11/25/34	221
		RFMSI Trust
18		Series 2003-S15, Class A1, 4.500%, 08/25/18	19
27		Series 2003-S16, Class A2, 4.500%, 09/25/18	27

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States –– continued
72	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	72
1,026	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	977
1,133	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.977%, 07/20/36	1,037
329	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A3, VAR, 3.250%, 08/25/35	323
	WaMu Mortgage Pass-Through Certificates Trust
22	Series 2003-S8, Class A2, 5.000%, 09/25/18	22
73	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	73
1,076	Series 2005-AR3, Class A1, VAR, 2.822%, 03/25/35	1,049
712	Series 2005-AR5, Class A6, VAR, 2.723%, 05/25/35	711
544	Series 2005-AR7, Class A3, VAR, 2.807%, 08/25/35	538
370	Series 2005-AR10, Class 1A3, VAR, 2.760%, 09/25/35	359
497	Series 2005-AR14, Class 1A4, VAR, 2.796%, 12/25/35	481
59	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.500%, 03/25/18	59
	Wells Fargo Mortgage Backed Securities Trust
272	Series 2003-H, Class A1, VAR, 3.026%, 09/25/33	272
299	Series 2003-K, Class 1A1, VAR, 2.902%, 11/25/33	300
334	Series 2003-M, Class A1, VAR, 3.002%, 12/25/33	335
1,029	Series 2004-CC, Class A1, VAR, 3.090%, 01/25/35	1,039
462	Series 2004-DD, Class 1A1, VAR, 3.110%, 01/25/35	461
157	Series 2004-EE, Class 2A2, VAR, 3.049%, 12/25/34	160
193	Series 2004-H, Class A1, VAR, 3.049%, 06/25/34	195
110	Series 2004-K, Class 1A2, VAR, 3.109%, 07/25/34	110
386	Series 2004-K, Class 2A6, VAR, 3.098%, 07/25/34	393
243	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	243

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
311	Series 2004-Z, Class 2A2, VAR, 3.001%, 12/25/34	315
1,382	Series 2005-AR1, Class 1A1, VAR, 3.116%, 02/25/35	1,404
399	Series 2005-AR2, Class 2A2, VAR, 3.039%, 03/25/35	403
150	Series 2005-AR2, Class 3A1, VAR, 3.066%, 03/25/35	152
560	Series 2005-AR3, Class 1A1, VAR, 3.081%, 03/25/35	572
650	Series 2005-AR10, Class 2A1, VAR, 3.052%, 06/25/35	662
711	Series 2005-AR14, Class A1, VAR, 3.007%, 08/25/35	714
372	Series 2005-AR16, Class 6A3, VAR, 3.071%, 10/25/35	375
791	Series 2006-AR2, Class 2A1, VAR, 3.055%, 03/25/36	792
71	Series 2006-AR2, Class 2A3, VAR, 3.055%, 03/25/36	70
260	Series 2006-AR3, Class A3, VAR, 3.054%, 03/25/36	256
742	Series 2006-AR6, Class 7A1, VAR, 3.033%, 03/25/36	749

	Total Collateralized Mortgage Obligations (Cost $35,258)	35,844

Commercial Mortgage-Backed Securities — 0.6%
	United States — 0.6%
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2007-LD11, Class AM, VAR, 5.759%, 06/15/49	1,013
1,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	997
1,700	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.918%, 07/15/44	1,668
1,692	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,472
	Morgan Stanley Capital I Trust,
173	Series 2006-HQ8, Class AJ, VAR, 5.460%, 03/12/44	174
1,060	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,059
1,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	999

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, VAR, 5.684%, 04/15/47	979

	Total Commercial Mortgage-Backed Securities (Cost $8,508)	8,361

SHARES
Common Stocks — 45.1%
	Australia — 1.3%
233	AMP Ltd.	885
147	Australia & New Zealand Banking Group Ltd.	3,260
179	BHP Billiton Ltd.	3,641
60	Commonwealth Bank of Australia	3,747
11	CSL Ltd.	954
135	Dexus Property Group	921
284	Goodman Group	1,493
26	Macquarie Group Ltd.	1,667
5	National Australia Bank Ltd.	125
32	Oil Search Ltd.	165
78	Wesfarmers Ltd.	2,379
39	Westpac Banking Corp.	942

		20,179

	Belgium — 0.3%
33	Anheuser-Busch InBev SA/NV	3,463
4	Anheuser-Busch InBev SA/NV, ADR	429

		3,892

	Bermuda — 0.0% (g)
1	XL Group Ltd.	31

	Brazil — 0.3%
160	Ambev SA, ADR	862
109	CCR SA	539
84	Cielo SA	707
78	Lojas Renner SA	594
41	Ultrapar Participacoes SA	858
14	Vale SA, ADR	138
110	WEG SA	553

		4,251

	Canada — 0.4%
17	Canadian Pacific Railway Ltd.	2,603
1	TransCanada Corp.	32
49	Waste Connections, Inc.	3,959

		6,594

	Chile — 0.0% (g)
24	Banco Santander Chile, ADR	524

SHARES	SECURITY DESCRIPTION	VALUE
	China — 0.5%
16	Alibaba Group Holding Ltd., ADR (a)	1,576
6	Baidu, Inc., ADR (a)	1,129
417	CNOOC Ltd.	521
580	Geely Automobile Holdings Ltd.	686
110	Tencent Holdings Ltd.	2,863
120	Tingyi Cayman Islands Holding Corp.	136
114	Tsingtao Brewery Co. Ltd., Class H	455

		7,366

	Denmark — 0.2%
16	Chr Hansen Holding A/S	1,003
47	Novo Nordisk A/S, Class B	1,698

		2,701

	Finland — 0.4%
24	Cargotec OYJ, Class B	1,146
421	Nokia OYJ	1,888
131	Outokumpu OYJ (a)	1,173
32	UPM-Kymmene OYJ	736
29	Wartsila OYJ Abp	1,469

		6,412

	France — 2.0%
30	Air Liquide SA	3,254
39	Airbus SE	2,618
7	Arkema SA	734
116	AXA SA	2,855
41	BNP Paribas SA	2,629
16	Capgemini SA	1,329
86	Engie SA	1,031
182	Natixis SA	1,080
15	Pernod Ricard SA	1,798
15	Renault SA	1,314
40	Sanofi	3,210
37	Schneider Electric SE	2,667
13	Sodexo SA	1,471
61	TOTAL SA	3,077
89	Vivendi SA	1,626

		30,693

	Germany — 2.0%
10	adidas AG	1,570
4	Allianz SE	643
3	BASF SE	262
36	Bayer AG	4,010
31	Brenntag AG	1,792
45	Daimler AG	3,350
6	Deutsche Bank AG (a)	118
20	Deutsche Boerse AG (a)	1,830

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Germany –– continued
64	Deutsche Post AG	2,132
119	Deutsche Telekom AG	2,078
9	HeidelbergCement AG	885
85	Infineon Technologies AG	1,556
9	Linde AG	1,491
42	SAP SE	3,840
36	Siemens AG	4,661

		30,218

	Hong Kong — 0.8%
496	AIA Group Ltd.	3,074
180	Cheung Kong Property Holdings Ltd.	1,182
183	CK Hutchison Holdings Ltd.	2,192
14	Hang Seng Bank Ltd.	275
3	Hang Seng Bank Ltd.	51
20	Jardine Matheson Holdings Ltd.	1,221
182	Power Assets Holdings Ltd.	1,744
262	Sands China Ltd.	1,151
501	Sun Art Retail Group Ltd.	505
167	Wharf Holdings Ltd. (The)	1,252

		12,647

	India — 0.5%
20	Dr Reddy’s Laboratories Ltd., ADR	884
55	HDFC Bank Ltd., ADR	3,768
140	Infosys Ltd., ADR	1,925
55	Mahindra & Mahindra Ltd., Reg. S, GDR	1,029

		7,606

	Indonesia — 0.1%
1,225	Astra International Tbk. PT	730
481	Bank Central Asia Tbk. PT	551
671	Bank Rakyat Indonesia Persero Tbk. PT	589
104	Unilever Indonesia Tbk. PT	322

		2,192

	Ireland — 0.1%
1	AerCap Holdings NV (a)	31
16	Ryanair Holdings plc, ADR (a)	1,333

		1,364

	Israel — 0.1%
62	Teva Pharmaceutical Industries Ltd., ADR	2,076

	Italy — 0.6%
94	Assicurazioni Generali SpA	1,500
62	Atlantia SpA	1,421
483	Enel SpA	2,019
254	Intesa Sanpaolo SpA	596
1,913	Telecom Italia SpA	1,645

SHARES	SECURITY DESCRIPTION	VALUE
	Italy –– continued
40	UniCredit SpA (a)	1,103

		8,284

	Japan — 4.6%
52	Bridgestone Corp.	1,892
11	Central Japan Railway Co.	1,729
19	Daikin Industries Ltd.	1,866
19	Dentsu, Inc.	883
77	DMG Mori Co. Ltd.	1,055
26	East Japan Railway Co.	2,364
18	Electric Power Development Co. Ltd.	425
237	Fujitsu Ltd.	1,377
340	Hitachi Ltd.	1,947
73	Honda Motor Co. Ltd.	2,172
85	J Front Retailing Co. Ltd.	1,224
47	Japan Airlines Co. Ltd.	1,490
8	Japan Tobacco, Inc.	245
32	JFE Holdings, Inc.	564
269	JX Holdings, Inc.	1,269
196	Kajima Corp.	1,366
42	KDDI Corp.	1,123
2	Keyence Corp.	854
106	Kirin Holdings Co. Ltd.	1,737
73	Kyowa Hakko Kirin Co. Ltd.	994
47	Kyushu Electric Power Co., Inc.	520
33	LIXIL Group Corp.	778
23	Mabuchi Motor Co. Ltd.	1,157
104	Mazda Motor Corp.	1,532
68	Medipal Holdings Corp.	1,102
500	Mitsubishi UFJ Financial Group, Inc.	3,201
35	Mitsui & Co. Ltd.	509
79	Mitsui Fudosan Co. Ltd.	1,824
41	MS&AD Insurance Group Holdings, Inc.	1,365
28	NGK Spark Plug Co. Ltd.	628
17	Nidec Corp.	1,568
45	Nippon Steel & Sumitomo Metal Corp.	1,097
55	Nippon Telegraph & Telephone Corp.	2,447
20	Nishi-Nippon Financial Holdings, Inc. (a)	214
11	Omron Corp.	443
69	ORIX Corp.	1,041
14	Otsuka Corp.	710
23	Otsuka Holdings Co. Ltd.	1,060
60	Seiko Epson Corp.	1,236
61	Seven & i Holdings Co. Ltd.	2,420
17	Shin-Etsu Chemical Co. Ltd.	1,475
64	Sony Corp.	1,935

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Japan –– continued
206	Sumitomo Bakelite Co. Ltd.	1,218
68	Sumitomo Mitsui Financial Group, Inc.	2,660
44	Sumitomo Realty & Development Co. Ltd.	1,190
36	Suntory Beverage & Food Ltd.	1,545
20	Suzuken Co. Ltd.	660
78	Takashimaya Co. Ltd.	672
211	Tokyo Gas Co. Ltd.	936
72	Toyota Motor Corp.	4,210
79	Yamato Holdings Co. Ltd.	1,598

		69,527

	Luxembourg — 0.1%
158	ArcelorMittal (a)	1,235

	Malaysia — 0.0% (g)
82	Public Bank Bhd.	372

	Mexico — 0.1%
83	Grupo Financiero Banorte SAB de CV, Class O	398
272	Wal-Mart de Mexico SAB de CV	481

		879

	Netherlands — 1.2%
188	Aegon NV	1,022
21	ASML Holding NV	2,529
24	Heineken NV	1,803
173	ING Groep NV	2,488
348	Koninklijke KPN NV	1,003
66	Koninklijke Philips NV	1,948
37	NN Group NV	1,316
101	Royal Dutch Shell plc, Class A	2,734
137	Royal Dutch Shell plc, Class B	3,875

		18,718

	New Zealand — 0.1%
406	Spark New Zealand Ltd.	1,045

	Norway — 0.1%
210	Norsk Hydro ASA	1,199

	Peru — 0.1%
4	Credicorp Ltd.	679

	Portugal — 0.1%
71	Galp Energia SGPS SA	1,041

	Russia — 0.2%
20	LUKOIL PJSC, ADR	1,148
24	Magnit PJSC, Reg. S, GDR	875
17	Mobile TeleSystems PJSC, ADR	179

SHARES	SECURITY DESCRIPTION	VALUE
	Russia –– continued
104	Sberbank of Russia PJSC, ADR	1,208

		3,410

	Singapore — 0.2%
197	DBS Group Holdings Ltd.	2,661
39	Singapore Exchange Ltd.	202

		2,863

	South Africa — 0.4%
24	Aspen Pharmacare Holdings Ltd.	542
49	Bid Corp. Ltd.	849
47	Bidvest Group Ltd. (The)	558
7	Capitec Bank Holdings Ltd.	355
223	FirstRand Ltd.	830
25	Mr Price Group Ltd.	304
51	MTN Group Ltd.	479
56	Remgro Ltd.	943
56	RMB Holdings Ltd.	269
95	Sanlam Ltd.	457
38	Shoprite Holdings Ltd.	502
16	Tiger Brands Ltd.	495

		6,583

	South Korea — 0.2%
7	Hyundai Motor Co.	871
1	Samsung Electronics Co. Ltd.	2,534

		3,405

	Spain — 0.5%
338	Banco Santander SA	1,886
1,433	Bankia SA	1,515
233	Iberdrola SA	1,471
5	Iberdrola SA (a)	33
38	Repsol SA	570
162	Telefonica SA	1,569

		7,044

	Sweden — 0.2%
193	Nordea Bank AB	2,331
49	Sandvik AB	662

		2,993

	Switzerland — 1.9%
33	Cie Financiere Richemont SA	2,606
25	Credit Suisse Group AG (a)	378
4	LafargeHolcim Ltd. (a)	190
30	LafargeHolcim Ltd. (a)	1,637
107	Nestle SA	7,874
42	Novartis AG	3,068
23	Roche Holding AG	5,533
2	Syngenta AG (a)	868

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Switzerland — continued
130	UBS Group AG	2,121
39	Wolseley plc	2,420
7	Zurich Insurance Group AG (a)	2,068

		28,763

	Taiwan — 0.3%
143	Delta Electronics, Inc.	797
113	President Chain Store Corp.	845
102	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,160

		4,802

	Thailand — 0.1%
47	Siam Cement PCL (The)	669
176	Siam Commercial Bank PCL (The)	756

		1,425

	Turkey — 0.0% (g)
65	KOC Holding AS	262
118	Turkiye Garanti Bankasi A/S	260

		522

	United Kingdom — 3.2%
140	3i Group plc	1,237
37	Associated British Foods plc	1,105
40	AstraZeneca plc	2,132
274	Aviva plc	1,651
751	Barclays plc	2,085
118	Barratt Developments plc	710
410	BP plc	2,447
77	British American Tobacco plc	4,739
667	Centrica plc	1,888
165	Debenhams plc	109
260	Dixons Carphone plc	1,039
148	GlaxoSmithKline plc	2,867
24	HSBC Holdings plc	208
488	HSBC Holdings plc	4,162
45	InterContinental Hotels Group plc	2,074
467	ITV plc	1,198
2,806	Lloyds Banking Group plc	2,302
68	Prudential plc	1,316
19	Reckitt Benckiser Group plc	1,606
29	Rio Tinto Ltd.	1,453
17	Rio Tinto plc	749
207	Standard Chartered plc	2,027
450	Taylor Wimpey plc	950
35	TechnipFMC plc (a)	1,160
34	Unilever NV, CVA	1,380
1,198	Vodafone Group plc	2,935

SHARES		SECURITY DESCRIPTION	VALUE
		United Kingdom — continued
13		Whitbread plc	641
65		WPP plc	1,517

			47,687

		United States — 21.9%
1		Abbott Laboratories	33
52		Acadia Healthcare Co., Inc. (a)	1,995
13		Acuity Brands, Inc.	2,672
15		Adobe Systems, Inc. (a)	1,672
17		AdvanSix, Inc. (a)	443
21		Aetna, Inc.	2,444
10		Affiliated Managers Group, Inc. (a)	1,509
1		Agilent Technologies, Inc.	33
1		Alleghany Corp. (a)	406
4		Allergan plc (a)	918
21		Allied World Assurance Co. Holdings AG	1,128
2		Ally Financial, Inc.	33
2		Alphabet, Inc., Class A (a)	1,492
12		Alphabet, Inc., Class C (a)	9,680
8		Amazon.com, Inc. (a) (j)	6,388
1		Ameren Corp.	26
24		American Electric Power Co., Inc.	1,560
12		American Express Co.	879
50		American Homes 4 Rent, Class A	1,118
40		American International Group, Inc.	2,558
—	(h)	Ameriprise Financial, Inc.	30
28		Amphenol Corp., Class A	1,879
3		Amplify Snack Brands, Inc. (a)	30
—	(h)	Anadarko Petroleum Corp.	34
—	(h)	Analog Devices, Inc.	35
7		Anthem, Inc.	1,147
39		Apple, Inc.	4,691
35		Applied Materials, Inc.	1,191
11		Arista Networks, Inc. (a)	1,007
15		Arrow Electronics, Inc. (a)	1,099
1		Arthur J Gallagher & Co.	32
2		AutoZone, Inc. (a)	1,163
—	(h)	AvalonBay Communities, Inc.	31
20		Ball Corp.	1,540
184		Bank of America Corp.	4,160
1		Bank of New York Mellon Corp. (The)	29
—	(h)	Becton Dickinson and Co.	31
21		Bed Bath & Beyond, Inc.	828
—	(h)	Berkshire Hathaway, Inc., Class A (a)	984
21		Berry Plastics Group, Inc. (a)	1,071
25		Best Buy Co., Inc.	1,091

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
		United States — continued
—	(h)	Biogen, Inc. (a)	28
4		BlackRock, Inc.	1,407
1		Boston Scientific Corp. (a)	35
13		Brinker International, Inc.	564
1		Bristol-Myers Squibb Co.	26
39		Brixmor Property Group, Inc.	942
10		Broadcom Ltd.	1,896
10		Brown-Forman Corp., Class B	441
1		Cabot Oil & Gas Corp.	32
41		Capital One Financial Corp.	3,591
26		Carlisle Cos., Inc.	2,810
8		Casey’s General Stores, Inc.	886
8		Cavium, Inc. (a)	556
72		CBRE Group, Inc., Class A (a)	2,173
19		CBS Corp. (Non-Voting), Class B	1,204
15		Celgene Corp. (a)	1,698
93		Charles Schwab Corp. (The)	3,854
4		Charter Communications, Inc., Class A (a)	1,339
1		Cheniere Energy, Inc. (a)	42
11		Chubb Ltd.	1,456
4		Cigna Corp. (j)	580
55		Cisco Systems, Inc.	1,686
32		Citigroup, Inc.	1,793
41		Citizens Financial Group, Inc.	1,498
59		Clear Channel Outdoor Holdings, Inc., Class A	292
33		CNO Financial Group, Inc.	626
15		Columbia Sportswear Co.	810
16		Concho Resources, Inc. (a)	2,245
26		ConocoPhillips	1,285
64		Corning, Inc.	1,683
4		CoStar Group, Inc. (a)	723
—	(h)	Costco Wholesale Corp.	32
38		Coty, Inc., Class A	722
1		Crown Holdings, Inc. (a)	30
27		CSX Corp.	1,250
19		CVS Health Corp.	1,473
—	(h)	Delphi Automotive plc	33
75		Delta Air Lines, Inc.	3,522
—	(h)	Diamondback Energy, Inc. (a)	33
46		DISH Network Corp., Class A (a)	2,727
22		Dollar General Corp.	1,608
15		Dover Corp.	1,167
1		DR Horton, Inc.	36
12		Dr Pepper Snapple Group, Inc.	1,050

SHARES		SECURITY DESCRIPTION	VALUE
		United States — continued
17		Duke Energy Corp.	1,306
16		Eagle Materials, Inc.	1,621
29		East West Bancorp, Inc.	1,504
10		EastGroup Properties, Inc.	708
—	(h)	Eastman Chemical Co.	32
—	(h)	Eaton Corp. plc	32
4		Ecolab, Inc.	459
16		Edison International	1,180
—	(h)	EI du Pont de Nemours & Co.	32
36		Electronic Arts, Inc. (a)	2,966
—	(h)	Eli Lilly & Co. (j)	29
12		Energizer Holdings, Inc.	603
39		Entercom Communications Corp., Class A	557
12		EOG Resources, Inc.	1,237
18		EQT Corp.	1,100
10		Equifax, Inc.	1,134
—	(h)	Everest Re Group Ltd.	31
16		Eversource Energy	865
8		Exact Sciences Corp. (a)	154
10		Expedia, Inc.	1,202
40		Exxon Mobil Corp.	3,333
53		Facebook, Inc., Class A (a)	6,930
14		Fidelity National Information Services, Inc.	1,086
39		Fifth Third Bancorp	1,024
18		First Republic Bank	1,665
5		Fiserv, Inc. (a)	567
28		Fortune Brands Home & Security, Inc.	1,519
30		Gap, Inc. (The)	690
1		General Electric Co.	29
13		Genuine Parts Co.	1,239
26		Gilead Sciences, Inc.	1,876
48		GoDaddy, Inc., Class A (a)	1,722
4		Goldman Sachs Group, Inc. (The)	848
59		Graphic Packaging Holding Co.	736
14		Guidewire Software, Inc. (a)	741
1		Halliburton Co.	35
35		Hanesbrands, Inc.	831
14		Harris Corp.	1,460
39		Hartford Financial Services Group, Inc. (The)	1,881
15		HCA Holdings, Inc. (a)	1,237
1		HCP, Inc.	31
39		HD Supply Holdings, Inc. (a)	1,642
46		Hewlett Packard Enterprise Co.	1,035
19		Hilton Grand Vacations, Inc. (a)	545

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
		United States –– continued
48		Hilton Worldwide Holdings, Inc.	2,791
9		Home Depot, Inc. (The)	1,255
14		Honeywell International, Inc.	1,634
17		Hormel Foods Corp.	600
2		HP, Inc.	30
9		Humana, Inc.	1,763
9		Illinois Tool Works, Inc.	1,133
9		Illumina, Inc. (a)	1,387
—	(h)	Incyte Corp. (a)	35
5		Intercept Pharmaceuticals, Inc. (a)	597
1		Intercontinental Exchange, Inc.	32
25		Invesco Ltd.	714
2		Jazz Pharmaceuticals plc (a)	239
21		Johnson & Johnson	2,390
—	(h)	Kansas City Southern	30
27		KapStone Paper and Packaging Corp.	641
13		KeyCorp	234
35		Kimco Realty Corp.	881
65		Kinder Morgan, Inc.	1,457
19		Kite Pharma, Inc. (a)	968
9		KLA-Tencor Corp.	785
27		Kohl’s Corp.	1,074
—	(h)	Kraft Heinz Co. (The)	32
33		Kroger Co. (The)	1,135
42		La Quinta Holdings, Inc. (a)	598
10		Lam Research Corp.	1,142
21		Lazard Ltd., Class A	876
14		Lennox International, Inc.	2,214
43		LKQ Corp. (a)	1,359
70		Loews Corp. (j)	3,239
—	(h)	Lowe’s Cos., Inc.	31
9		M&T Bank Corp.	1,424
29		Marathon Petroleum Corp.	1,413
7		Marsh & McLennan Cos., Inc.	457
5		Martin Marietta Materials, Inc.	1,170
1		Masco Corp.	31
30		Mastercard, Inc., Class A	3,172
—	(h)	McKesson Corp.	30
37		Merck & Co., Inc.	2,305
1		MetLife, Inc.	30
30		MGM Resorts International (a)	863
1		Micron Technology, Inc. (a)	28
93		Microsoft Corp.	5,982
7		Middleby Corp. (The) (a)	968
1		Mobileye NV (a)	35

SHARES		SECURITY DESCRIPTION	VALUE
		United States –– continued
17		Mohawk Industries, Inc. (a)	3,605
6		Molson Coors Brewing Co., Class B	549
1		Mondelez International, Inc., Class A	31
20		Monster Beverage Corp. (a)	872
30		Morgan Stanley	1,260
1		Mosaic Co. (The)	35
2		Murphy USA, Inc. (a)	96
16		Nasdaq, Inc.	1,096
11		Netflix, Inc. (a)	1,486
95		Newell Brands, Inc.	4,504
14		Nexstar Broadcasting Group, Inc.	941
14		NextEra Energy, Inc.	1,707
1		NII Holdings, Inc. (a)	3
1		NIKE, Inc., Class B	32
1		NiSource, Inc.	27
20		Nordstrom, Inc.	882
4		Norfolk Southern Corp.	488
12		Northern Trust Corp.	1,035
—	(h)	Northrop Grumman Corp.	28
30		Norwegian Cruise Line Holdings Ltd. (a)	1,422
15		NVIDIA Corp.	1,676
14		Old Dominion Freight Line, Inc. (a)	1,235
1		Olin Corp.	31
1		Omega Healthcare Investors, Inc.	32
3		ON Semiconductor Corp. (a)	35
—	(h)	O’Reilly Automotive, Inc. (a)	29
34		Outfront Media, Inc.	934
—	(h)	PACCAR, Inc.	33
7		Palo Alto Networks, Inc. (a)	1,055
22		Park Hotels & Resorts, Inc.	586
65		PayPal Holdings, Inc. (a)	2,571
33		PBF Energy, Inc., Class A	760
1		Penn Virginia Corp. (a)	51
5		PepsiCo, Inc.	517
112		Pfizer, Inc.	3,543
1		PG&E Corp.	31
17		Phillips 66	1,354
—	(h)	Pinnacle West Capital Corp.	31
—	(h)	Pioneer Natural Resources Co.	31
20		PNC Financial Services Group, Inc. (The)	2,365
14		Post Holdings, Inc. (a)	1,158
2		Priceline Group, Inc. (The) (a)	2,574
19		Procter & Gamble Co. (The)	1,628
8		Prudential Financial, Inc.	813
23		PulteGroup, Inc.	491

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
		United States –– continued
20		QUALCOMM, Inc.	1,074
1		Range Resources Corp.	31
47		Rayonier, Inc.	1,317
14		Red Rock Resorts, Inc., Class A	322
25		Revance Therapeutics, Inc. (a)	494
13		Royal Caribbean Cruises Ltd.	1,246
14		S&P Global, Inc.	1,729
17		salesforce.com, Inc. (a)	1,314
—	(h)	SBA Communications Corp. (a)	27
1		Sealed Air Corp.	31
9		Sempra Energy	898
17		ServiceNow, Inc. (a)	1,531
46		Shire plc	2,553
12		Signature Bank (a)	1,891
17		Sinclair Broadcast Group, Inc., Class A	567
—	(h)	Skyworks Solutions, Inc.	36
—	(h)	SL Green Realty Corp.	31
40		Southwest Airlines Co.	2,085
3		Southwestern Energy Co. (a)	27
13		Spark Therapeutics, Inc. (a)	826
21		Splunk, Inc. (a)	1,214
28		Sprouts Farmers Market, Inc. (a)	525
16		Stanley Black & Decker, Inc.	2,001
32		Starbucks Corp.	1,773
1		STORE Capital Corp.	28
35		SunTrust Banks, Inc.	1,988
24		T Rowe Price Group, Inc.	1,591
—	(h)	TE Connectivity Ltd.	33
4		Tesla Motors, Inc. (a)	1,024
26		Texas Instruments, Inc.	1,930
86		TherapeuticsMD, Inc. (a)	497
14		Thermo Fisher Scientific, Inc.	2,134
18		Tiffany & Co.	1,412
25		Time Warner, Inc.	2,398
1		TimkenSteel Corp. (a)	23
12		T-Mobile US, Inc. (a)	721
13		Travelers Cos., Inc. (The)	1,570
15		TreeHouse Foods, Inc. (a)	1,168
1		TripAdvisor, Inc. (a)	27
58		Twenty-First Century Fox, Inc., Class B	1,783
15		Tyson Foods, Inc., Class A	967
4		Ulta Salon Cosmetics & Fragrance, Inc. (a)	963
—	(h)	Union Pacific Corp.	32
—	(h)	United Continental Holdings, Inc. (a)	35
16		United Technologies Corp.	1,743

SHARES			SECURITY DESCRIPTION	VALUE
			United States –– continued
	39		UnitedHealth Group, Inc.	6,324
	21		Unum Group	934
	33		US Bancorp	1,732
	35		Vantiv, Inc., Class A (a)	2,156
	17		Veeva Systems, Inc., Class A (a)	737
	26		Verizon Communications, Inc.	1,263
	16		Vertex Pharmaceuticals, Inc. (a)	1,409
	41		Visa, Inc., Class A	3,360
	17		Vistra Energy Corp.	278
	9		Vulcan Materials Co.	1,097
	13		VWR Corp. (a)	336
	13		WABCO Holdings, Inc. (a)	1,437
	—	(h)	Walt Disney Co. (The)	33
	21		Wayfair, Inc., Class A (a)	871
	112		Wells Fargo & Co. (j)	6,334
	27		WestRock Co.	1,438
	—	(h)	WEX, Inc. (a)	32
	21		Weyerhaeuser Co.	655
	—	(h)	Workday, Inc., Class A (a)	31
	38		Xcel Energy, Inc.	1,588
	12		Yum Brands, Inc.	781
	—	(h)	Zimmer Biomet Holdings, Inc.	35
	1		Zions Bancorporation	33

				331,799

			Total Common Stocks (Cost $613,583)	683,021

PRINCIPAL AMOUNT/UNITS
	Convertible Bond — 0.0% (g)
			United States — 0.0% (g)
	60		Liberty Interactive LLC, 3.750%, 02/15/30 (Cost $35)	36

	Corporate Bonds — 28.4%
			Bahamas — 0.0% (g)
	262		Ultrapetrol Bahamas Ltd., 8.875%, 06/15/219 (d)	46

			Belgium — 0.1%
	475		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	509
EUR	750		Solvay Finance SA, Reg. S, VAR, 5.425%, 11/12/23 (x)	877

				1,386

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Brazil — 0.1%
	JBS USA LUX SA,
736	5.750%, 06/15/25 (e)	749
700	5.875%, 07/15/24 (e)	724
250	7.250%, 06/01/21 (e)	259

		1,732

	Canada — 0.8%
	1011778 BC ULC,
189	4.625%, 01/15/22 (e)	194
440	6.000%, 04/01/22 (e)	458
285	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	295
80	Baytex Energy Corp., 5.625%, 06/01/24 (e)	74
	Bombardier, Inc.,
6	4.750%, 04/15/19 (e)	6
86	6.000%, 10/15/22 (e)	84
192	6.125%, 01/15/23 (e)	188
1,337	8.750%, 12/01/21 (e)	1,445
329	Cascades, Inc., 5.750%, 07/15/23 (e)	333
	Cenovus Energy, Inc.,
52	4.450%, 09/15/42	46
312	6.750%, 11/15/39	350
	Concordia International Corp.,
949	7.000%, 04/15/23 (e)	348
109	9.000%, 04/01/22 (e)	93
160	9.500%, 10/21/22 (e)	68
250	Cott Beverages, Inc., 5.375%, 07/01/22	256
250	Emera US Finance LP, 4.750%, 06/15/46	254
20	Encana Corp., 3.900%, 11/15/21	20
669	Garda World Security Corp., 7.250%, 11/15/21 (e)	641
120	HudBay Minerals, Inc., 7.250%, 01/15/23 (e)	127
	Lundin Mining Corp.,
270	7.500%, 11/01/20 (e)	287
320	7.875%, 11/01/22 (e)	349
	Mattamy Group Corp.,
267	6.500%, 11/15/20 (e)	273
76	6.875%, 12/15/23 (e)	78
	MEG Energy Corp.,
733	6.375%, 01/30/23 (e)	682
825	6.500%, 03/15/21 (e)	847
379	6.500%, 01/15/25 (e)	383
25	7.000%, 03/31/24 (e)	23
	New Gold, Inc.,
159	6.250%, 11/15/22 (e)	160
115	7.000%, 04/15/20 (e)	116

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Canada –– continued
		NOVA Chemicals Corp.,
	54	5.000%, 05/01/25 (e)	54
	319	5.250%, 08/01/23 (e)	330
		Open Text Corp.,
	323	5.625%, 01/15/23 (e)	336
	313	5.875%, 06/01/26 (e)	328
		Precision Drilling Corp.,
	53	5.250%, 11/15/24	52
	140	6.500%, 12/15/21	144
	150	Quebecor Media, Inc., 5.750%, 01/15/23	157
		Teck Resources Ltd.,
	160	3.000%, 03/01/19	161
	233	4.750%, 01/15/22	239
	180	5.400%, 02/01/43	169
	330	6.000%, 08/15/40	331
	595	6.125%, 10/01/35	608
	45	8.000%, 06/01/21 (e)	49
	169	8.500%, 06/01/24 (e)	197
		Trinidad Drilling Ltd.,
	240	6.625%, 02/15/25 (e)	246
	73	7.875%, 01/15/19 (e)	73
	482	Videotron Ltd., 5.375%, 06/15/24 (e)	504

			12,456

		Finland — 0.0% (g)
	501	Nokia OYJ, 6.625%, 05/15/39	525

		France — 1.2%
	600	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	626
EUR	500	Arkema SA, Reg. S, VAR, 4.750%, 10/29/20 (x)	575
		Autodis SA,
EUR	200	4.375%, 05/01/22 (e)	224
EUR	200	Reg. S, 4.375%, 05/01/22	223
EUR	375	BiSoho SAS, Reg. S, 5.875%, 05/01/23	436
EUR	1,600	Casino Guichard Perrachon SA, Reg. S, 3.248%, 03/07/24	1,908
	248	Credit Agricole SA, VAR, 8.125%, 12/23/25 (e) (x)	263
EUR	450	Elis SA, Reg. S, 3.000%, 04/30/22	500
EUR	1,600	Europcar Groupe SA, Reg. S, 5.750%, 06/15/22	1,805
EUR	400	Groupe Fnac SA, Reg. S, 3.250%, 09/30/23	445
EUR	750	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	829

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		France –– continued
		NEW Areva Holding SA,
EUR	500	4.375%, 11/06/19	558
EUR	1,200	4.875%, 09/23/24	1,334
EUR	700	Novafives SAS, Reg. S, 4.500%, 06/30/21	719
EUR	1,000	Peugeot SA, Reg. S, 2.375%, 04/14/23	1,123
EUR	900	Rexel SA, Reg. S, 3.500%, 06/15/23	1,010
		SFR Group SA,
	800	6.000%, 05/15/22 (e)	823
	800	6.250%, 05/15/24 (e)	805
	334	7.375%, 05/01/26 (e)	343
EUR	1,100	Reg. S, 5.375%, 05/15/22	1,238
EUR	700	Reg. S, 5.625%, 05/15/24	798
		Societe Generale SA,
EUR	400	Reg. S, VAR, 9.375%, 09/04/19 (x)	515
	200	VAR, 7.375%, 09/13/21 (e) (x)	200
EUR	500	Vallourec SA, Reg. S, 2.250%, 09/30/24	449
EUR	850	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	974

			18,723

		Germany — 0.9%
EUR	750	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	864
EUR	600	Douglas GmbH, Reg. S, 6.250%, 07/15/22	705
		Fresenius Medical Care U.S. Finance II, Inc.,
	160	4.125%, 10/15/20 (e)	164
	220	4.750%, 10/15/24 (e)	223
	85	5.625%, 07/31/19 (e)	91
	25	6.500%, 09/15/18 (e)	26
	200	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	216
EUR	500	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	574
		IHO Verwaltungs GmbH,
	200	4.125% (cash), 09/15/21 (e) (v)	201
	200	4.500% (cash), 09/15/23 (e) (v)	198
EUR	1,150	Reg. S, 3.250% (cash), 09/15/23 (v)	1,273
EUR	350	ProGroup AG, Reg. S, 5.125%, 05/01/22	402
EUR	1,300	Schaeffler Finance BV, Reg. S, 3.250%, 05/15/25	1,495
		thyssenkrupp AG,
EUR	900	Reg. S, 1.750%, 11/25/20	992
EUR	700	Reg. S, 2.750%, 03/08/21	792
	600	Unitymedia GmbH, 6.125%, 01/15/25 (e)	620
		Unitymedia Hessen GmbH & Co. KG,
	535	5.500%, 01/15/23 (e)	557

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Germany –– continued
EUR	1,800	Reg. S, 4.000%, 01/15/25	2,016
EUR	446	Reg. S, 5.750%, 01/15/23	513
EUR	600	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	676
		ZF North America Capital, Inc.,
	350	4.000%, 04/29/20 (e)	365
	572	4.500%, 04/29/22 (e)	587
	150	4.750%, 04/29/25 (e)	152

			13,702

		Greece — 0.0% (g)
EUR	400	OTE plc, Reg. S, 7.875%, 02/07/18	457

		Ireland — 0.4%
		Ardagh Packaging Finance plc,
	200	6.000%, 06/30/21 (e)	206
	235	7.250%, 05/15/24 (e)	252
EUR	350	Reg. S, 4.125%, 05/15/23	399
EUR	1,114	Reg. S, 6.750%, 05/15/24	1,309
EUR	700	Bank of Ireland, Reg. S, VAR, 4.250%, 06/11/24	780
EUR	961	eircom Finance DAC, Reg. S, 4.500%, 05/31/22	1,082
		Park Aerospace Holdings Ltd.,
	205	5.250%, 08/15/22 (e)	210
	213	5.500%, 02/15/24 (e)	219
EUR	900	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	1,044
	780	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17 (x)	657

			6,158

		Israel — 0.0% (g)
	585	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	489

		Italy — 0.8%
EUR	850	Buzzi Unicem SpA, Reg. S, 2.125%, 04/28/23	941
EUR	1,200	Enel SpA, Reg. S, VAR, 5.000%, 01/15/75	1,370
EUR	1,800	Leonardo SpA, 4.500%, 01/19/21	2,193
EUR	500	N&W Global Vending SpA, Reg. S, 7.000%, 10/15/23	567
EUR	600	Saipem Finance International BV, Reg. S, 3.750%, 09/08/23	678
EUR	500	Snai SpA, Reg. S, 6.375%, 11/07/21	570
		Telecom Italia SpA,
EUR	2,900	Reg. S, 3.250%, 01/16/23	3,260
EUR	500	Reg. S, 3.625%, 05/25/26	549

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Italy –– continued
		Wind Acquisition Finance SA,
	200	4.750%, 07/15/20 (e)	203
EUR	1,800	Reg. S, 7.000%, 04/23/21	2,024

			12,355

		Japan — 0.2%
		SoftBank Group Corp.,
	600	4.500%, 04/15/20 (e)	615
EUR	800	Reg. S, 4.000%, 07/30/22	944
EUR	700	Reg. S, 4.750%, 07/30/25	829

			2,388

		Luxembourg — 1.4%
		Altice Financing SA,
	400	6.500%, 01/15/22 (e)	416
	300	6.625%, 02/15/23 (e)	313
	650	7.500%, 05/15/26 (e)	686
EUR	900	Reg. S, 5.250%, 02/15/23	1,030
		Altice Luxembourg SA,
	200	7.625%, 02/15/25 (e)	212
	600	7.750%, 05/15/22 (e)	637
EUR	700	Reg. S, 6.250%, 02/15/25	793
EUR	1,500	Reg. S, 7.250%, 05/15/22	1,722
		ArcelorMittal,
	250	6.125%, 06/01/25	275
	130	6.250%, 08/05/20	141
	1,934	7.250%, 02/25/22	2,180
	153	8.000%, 10/15/39	170
EUR	1,500	Reg. S, 3.125%, 01/14/22	1,705
EUR	600	Galapagos SA, Reg. S, 5.375%, 06/15/21	636
GBP	317	Garfunkelux Holdco 2 SA, Reg. S, 11.000%, 11/01/23	405
EUR	300	Garfunkelux Holdco 3 SA, Reg. S, 7.500%, 08/01/22	334
	12	Intelsat Connect Finance SA, 12.500%, 04/01/22 (e)	8
		Intelsat Jackson Holdings SA,
	480	5.500%, 08/01/23	336
	223	7.250%, 04/01/19	192
	407	7.250%, 10/15/20	320
	425	7.500%, 04/01/21	329
	880	8.000%, 02/15/24 (e)	913
EUR	550	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	620
EUR	500	Matterhorn Telecom Holding SA, Reg. S, 4.875%, 05/01/23	551
EUR	600	Matterhorn Telecom SA, Reg. S, 3.875%, 05/01/22	664

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Luxembourg –– continued
EUR	900	SES SA, Reg. S, VAR, 4.625%, 01/02/22 (x)	988
EUR	1,550	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	1,797
EUR	700	Swissport Investments SA, Reg. S, 6.750%, 12/15/21	820
EUR	1,100	Telenet Finance V Luxembourg SCA, Reg. S, 6.250%, 08/15/22	1,256
EUR	550	Telenet Finance VI Luxembourg SCA, Reg. S, 4.875%, 07/15/27	621
EUR	400	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	453

			21,523

		Mexico — 0.3%
	600	Cemex Finance LLC, 6.000%, 04/01/24 (e)	615
		Cemex SAB de CV,
	1,095	5.700%, 01/11/25 (e)	1,095
	1,760	6.125%, 05/05/25 (e)	1,807
	200	7.750%, 04/16/26 (e)	221

			3,738

		Netherlands — 0.5%
	400	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	282
EUR	300	Hema Bondco I BV, Reg. S, 6.250%, 06/15/19	311
EUR	600	Lincoln Finance Ltd., Reg. S, 6.875%, 04/15/21	698
		NXP BV,
	200	4.125%, 06/15/20 (e)	207
	355	4.125%, 06/01/21 (e)	367
	400	4.625%, 06/15/22 (e)	421
	200	5.750%, 02/15/21 (e)	206
	565	Shell International Finance BV, 3.750%, 09/12/46	522
EUR	1,500	UPC Holding BV, Reg. S, 6.375%, 09/15/22	1,714
	520	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	528
		Ziggo Bond Finance BV,
	200	5.875%, 01/15/25 (e)	201
EUR	800	Reg. S, 4.625%, 01/15/25	905
	635	Ziggo Secured Finance BV, 5.500%, 01/15/27 (e)	631

			6,993

		New Zealand — 0.1%
		Reynolds Group Issuer, Inc.,
	410	5.125%, 07/15/23 (e)	420
	410	5.750%, 10/15/20	422
	65	6.875%, 02/15/21	67

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		New Zealand –– continued
	87	8.250%, 02/15/21	89

			998

		Portugal — 0.0% (g)
EUR	500	EDP - Energias de Portugal SA, Reg. S, VAR, 5.375%, 09/16/75	561

		Spain — 0.7%
EUR	700	Campofrio Food Group SA, Reg. S, 3.375%, 03/15/22	786
EUR	1,000	Cirsa Funding Luxembourg SA, Reg. S, 5.750%, 05/15/21	1,135
		eDreams ODIGEO SA,
EUR	483	8.500%, 08/01/21 (e)	550
EUR	350	Reg. S, 8.500%, 08/01/21	399
EUR	1,100	Gas Natural Fenosa Finance BV, Reg. S, VAR, 4.125%, 11/18/22 (x)	1,205
EUR	600	Gestamp Funding Luxembourg SA, Reg. S, 3.500%, 05/15/23	675
EUR	1,000	Grupo Antolin Dutch BV, Reg. S, 5.125%, 06/30/22	1,158
EUR	900	Repsol International Finance BV, Reg. S, VAR, 4.500%, 03/25/75	936
		Telefonica Europe BV,
EUR	1,500	Reg. S, VAR, 5.000%, 03/31/20 (x)	1,687
EUR	1,500	Reg. S, VAR, 7.625%, 09/18/21 (x)	1,861

			10,392

		Sweden — 0.3%
EUR	1,200	Auris Luxembourg II SA, Reg. S, 8.000%, 01/15/23	1,410
EUR	1,450	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	1,705
		Volvo Car AB,
EUR	500	Reg. S, 3.250%, 05/18/21	582
EUR	150	Reg. S, 3.250%, 05/18/21	175
EUR	900	Volvo Treasury AB, Reg. S, VAR, 4.200%, 06/10/75	1,014

			4,886

		Switzerland — 0.1%
EUR	800	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	923

		United Arab Emirates — 0.0% (g)
	159	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	144

		United Kingdom — 1.8%
EUR	700	Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21	806
		Anglo American Capital plc,
	554	4.125%, 09/27/22 (e)	559

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United Kingdom –– continued
	625	4.450%, 09/27/20 (e)	647
	200	4.875%, 05/14/25 (e)	202
EUR	1,100	Reg. S, 2.500%, 04/29/21	1,240
EUR	1,100	Reg. S, 3.250%, 04/03/23	1,266
EUR	900	Reg. S, 3.500%, 03/28/22	1,052
	800	Ashtead Capital, Inc., 5.625%, 10/01/24 (e)	840
	400	Barclays plc, VAR, 8.250%, 12/15/18 (x)	417
GBP	650	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	830
		Fiat Chrysler Automobiles NV,
	437	4.500%, 04/15/20	447
	663	5.250%, 04/15/23	678
EUR	1,250	Reg. S, 3.750%, 03/29/24	1,398
GBP	400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	518
GBP	250	Galaxy Finco Ltd., Reg. S, 7.875%, 11/15/21	318
GBP	750	Iceland Bondco plc, Reg. S, 6.250%, 07/15/21	974
EUR	1,700	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	1,909
		Jaguar Land Rover Automotive plc,
	200	4.125%, 12/15/18 (e)	204
	409	4.250%, 11/15/19 (e)	423
	537	5.625%, 02/01/23 (e)	563
GBP	642	Reg. S, 3.875%, 03/01/23	830
EUR	300	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	338
		Noble Holding International Ltd.,
	24	5.250%, 03/15/42	17
	160	6.200%, 08/01/40	125
	199	7.750%, 01/15/24	198
GBP	500	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	638
		Royal Bank of Scotland Group plc,
	1,147	6.100%, 06/10/23	1,212
	1,185	6.125%, 12/15/22	1,250
	200	VAR, 7.500%, 08/10/20 (x)	194
	200	VAR, 8.625%, 08/15/21 (x)	207
EUR	1,150	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	1,372
EUR	2,250	Tesco Corporate Treasury Services plc, Reg. S, 2.500%, 07/01/24	2,489
		Virgin Media Finance plc,
	600	6.375%, 04/15/23 (e)	630
EUR	900	Reg. S, 4.500%, 01/15/25	994
EUR	500	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	573

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United Kingdom –– continued
			26,358

		United States — 18.7%
	485	21st Century Fox America, Inc., 4.950%, 10/15/45	490
	255	Abbott Laboratories, 4.900%, 11/30/46	257
	530	AbbVie, Inc., 4.450%, 05/14/46	495
		Acadia Healthcare Co., Inc.,
	25	5.125%, 07/01/22	25
	555	5.625%, 02/15/23	563
	40	6.125%, 03/15/21	41
	115	6.500%, 03/01/24	120
	193	ACCO Brands Corp., 5.250%, 12/15/24 (e)	194
	303	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	255
	510	Actavis Funding SCS, 4.750%, 03/15/45	503
		Adient Global Holdings Ltd.,
EUR	383	3.500%, 08/15/24 (e)	413
EUR	350	Reg. S, 3.500%, 08/15/24	377
		ADT Corp. (The),
	108	3.500%, 07/15/22	102
	1,390	4.125%, 06/15/23	1,326
	153	Advanced Micro Devices, Inc., 7.000%, 07/01/24	158
	1,180	AECOM, 5.875%, 10/15/24	1,271
		AES Corp.,
	1,000	5.500%, 04/15/25	1,012
	188	6.000%, 05/15/26	195
	556	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	520
		Aircastle Ltd.,
	410	5.125%, 03/15/21	431
	349	5.500%, 02/15/22	366
	161	7.625%, 04/15/20	182
	177	Airxcel, Inc., 8.500%, 02/15/22 (e)	181
	440	AK Steel Corp., 7.500%, 07/15/23	482
		Albertsons Cos. LLC,
	650	5.750%, 03/15/25 (e)	646
	875	6.625%, 06/15/24 (e)	912
	257	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	279
		Alere, Inc.,
	190	6.375%, 07/01/23 (e)	192
	292	6.500%, 06/15/20	292
		Aleris International, Inc.,
	60	7.875%, 11/01/20	61
	230	9.500%, 04/01/21 (e)	250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Alliance Data Systems Corp.,
218	5.375%, 08/01/22 (e)	213
170	5.875%, 11/01/21 (e)	176
	Ally Financial, Inc.,
319	3.250%, 11/05/18	321
102	3.600%, 05/21/18	104
670	4.125%, 03/30/20	682
566	4.125%, 02/13/22	565
778	4.625%, 05/19/22	790
25	4.625%, 03/30/25	25
710	5.125%, 09/30/24	729
400	5.750%, 11/20/25	408
23	6.250%, 12/01/17	24
448	8.000%, 11/01/31	532
	Altice US Finance I Corp.,
1,030	5.375%, 07/15/23 (e)	1,073
457	5.500%, 05/15/26 (e)	468
260	Altria Group, Inc., 3.875%, 09/16/46	238
200	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	206
	AMC Networks, Inc.,
300	4.750%, 12/15/22	306
430	5.000%, 04/01/24	439
325	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	337
550	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	566
525	American International Group, Inc., 4.800%, 07/10/45	535
36	AmeriGas Finance LLC, 7.000%, 05/20/22	38
	AmeriGas Partners LP,
227	5.500%, 05/20/25	232
472	5.625%, 05/20/24	490
127	5.875%, 08/20/26	132
525	Amgen, Inc., 4.400%, 05/01/45	499
164	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	164
30	Analog Devices, Inc., 4.500%, 12/05/36	30
425	Anixter, Inc., 5.500%, 03/01/23	443
	Antero Resources Corp.,
186	5.000%, 03/01/25 (e)	182
1,560	5.125%, 12/01/22	1,572
387	5.375%, 11/01/21	396
835	Apple, Inc., 3.850%, 08/04/46	776
90	Arch Capital Finance LLC, 5.031%, 12/15/46	94
45	Archrock Partners LP, 6.000%, 10/01/22	44

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
		Arconic, Inc.,
	932	5.125%, 10/01/24	968
	220	5.400%, 04/15/21	234
	125	5.900%, 02/01/27	133
	370	6.150%, 08/15/20	402
	5	6.750%, 07/15/18	6
	120	6.750%, 01/15/28	130
		AT&T, Inc.,
	150	4.350%, 06/15/45	129
	850	4.500%, 03/09/48	742
		Avaya, Inc.,
	740	7.000%, 04/01/19 (e)	613
	287	10.500%, 03/01/21	78
EUR	550	Axalta Coating Systems LLC, Reg. S, 4.250%, 08/15/24	629
		Ball Corp.,
	100	4.000%, 11/15/23	99
EUR	600	4.375%, 12/15/23	724
	150	5.000%, 03/15/22	158
	410	5.250%, 07/01/25	431
		Bank of America Corp.,
	270	3.500%, 04/19/26	265
	360	4.875%, 04/01/44	380
	410	Series AA, VAR, 6.100%, 03/17/25 (x)	428
		Belden, Inc.,
	3	5.250%, 07/15/24 (e)	3
	226	5.500%, 09/01/22 (e)	233
	570	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	592
		Berry Plastics Corp.,
	630	5.125%, 07/15/23	645
	190	5.500%, 05/15/22	197
		Blue Cube Spinco, Inc.,
	615	9.750%, 10/15/23	730
	1,319	10.000%, 10/15/25	1,596
	135	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	138
	630	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	622
		Boyd Gaming Corp.,
	120	6.375%, 04/01/26 (e)	129
	342	6.875%, 05/15/23	367
	923	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	921
		Cablevision Systems Corp.,
	852	8.000%, 04/15/20	941

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
74	8.625%, 09/15/17	77
	CalAtlantic Group, Inc.,
90	5.375%, 10/01/22	93
515	5.875%, 11/15/24	536
652	Caleres, Inc., 6.250%, 08/15/23	681
	California Resources Corp.,
3	5.500%, 09/15/21	2
1,677	8.000%, 12/15/22 (e)	1,493
277	Callon Petroleum Co., 6.125%, 10/01/24 (e)	293
	Calpine Corp.,
370	5.250%, 06/01/26 (e)	373
4	5.375%, 01/15/23	4
20	5.500%, 02/01/24	19
7	5.750%, 01/15/25	7
754	5.875%, 01/15/24 (e)	790
500	6.000%, 01/15/22 (e)	522
526	Camelot Finance SA, 7.875%, 10/15/24 (e)	556
161	Capsugel SA, 7.000% (cash), 05/15/19 (e) (v)	162
345	CBS Corp., 4.600%, 01/15/45	332
76	CCM Merger, Inc., 9.125%, 05/01/19 (e)	79
	CCO Holdings LLC,
345	5.125%, 05/01/27 (e)	351
480	5.500%, 05/01/26 (e)	503
1,044	5.750%, 02/15/26 (e)	1,106
1,981	5.875%, 04/01/24 (e)	2,119
	CDW LLC,
105	5.000%, 09/01/23	107
185	5.500%, 12/01/24	193
444	6.000%, 08/15/22	468
5	Cedar Fair LP, 5.375%, 06/01/24	5
	Centene Corp.,
162	4.750%, 05/15/22	165
355	4.750%, 01/15/25	350
295	5.625%, 02/15/21	310
260	6.125%, 02/15/24	276
477	Central Garden & Pet Co., 6.125%, 11/15/23	510
	CF Industries, Inc.,
100	3.400%, 12/01/21 (e)	100
121	4.500%, 12/01/26 (e)	121
516	5.150%, 03/15/34	473
77	5.375%, 03/15/44	67
15	7.125%, 05/01/20	17
	Change Healthcare Holdings, Inc.,
565	6.000%, 02/15/21 (e)	598

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
405	11.000%, 12/31/19	417
460	Charter Communications Operating LLC, 6.484%, 10/23/45	523
270	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	301
	Chesapeake Energy Corp.,
387	4.875%, 04/15/22	361
113	5.750%, 03/15/23	108
220	6.125%, 02/15/21	217
178	8.000%, 12/15/22 (e)	190
311	8.000%, 01/15/25 (e)	320
320	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	338
568	Cinemark USA, Inc., 5.125%, 12/15/22	584
1,770	CIT Group, Inc., 5.000%, 08/15/22	1,854
396	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	426
362	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	375
	Citigroup, Inc.,
275	3.400%, 05/01/26	265
308	4.650%, 07/30/45	318
230	VAR, 3.887%, 01/10/28	230
95	VAR, 5.950%, 01/30/23 (x)	98
15	Series P, VAR, 5.950%, 05/15/25 (x)	15
415	Series Q, VAR, 5.950%, 08/15/20 (x)	431
560	Series R, VAR, 6.125%, 11/15/20 (x)	588
240	Series T, VAR, 6.250%, 08/15/26 (x)	253
	Claire’s Stores, Inc.,
159	6.125%, 03/15/20 (e)	72
26	9.000%, 03/15/19 (e)	12
	Clear Channel Worldwide Holdings, Inc.,
15	Series A, 6.500%, 11/15/22	15
55	Series A, 7.625%, 03/15/20	54
1,345	Series B, 6.500%, 11/15/22	1,404
465	Series B, 7.625%, 03/15/20	466
	Clearwater Paper Corp.,
270	4.500%, 02/01/23	269
91	5.375%, 02/01/25 (e)	90
34	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	36
499	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	420
	CNO Financial Group, Inc.,
39	4.500%, 05/30/20	40
645	5.250%, 05/30/25	649
244	Coeur Mining, Inc., 7.875%, 02/01/21	251
235	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	275

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
	270	Comcast Corp., 3.400%, 07/15/46	228
	464	Commercial Metals Co., 4.875%, 05/15/23	473
	263	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	280
		CommScope, Inc.,
	23	4.375%, 06/15/20 (e)	24
	310	5.000%, 06/15/21 (e)	318
	335	5.500%, 06/15/24 (e)	346
	302	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	317
		Community Health Systems, Inc.,
	4	5.125%, 08/15/18	4
	535	5.125%, 08/01/21	504
	334	6.875%, 02/01/22	244
	320	7.125%, 07/15/20	263
	354	8.000%, 11/15/19	314
	100	Concho Resources, Inc., 5.500%, 10/01/22	104
	30	CONSOL Energy, Inc., 5.875%, 04/15/22	29
	306	Consolidated Communications, Inc., 6.500%, 10/01/22	307
		Continental Resources, Inc.,
	91	3.800%, 06/01/24	85
	152	4.500%, 04/15/23	150
	1,255	5.000%, 09/15/22	1,283
	181	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	182
	1,471	Cortes NP Acquisition Corp., 9.250%, 10/15/24 (e)	1,555
		Covanta Holding Corp.,
	100	5.875%, 03/01/24	99
	95	6.375%, 10/01/22	98
		Crestwood Midstream Partners LP,
	55	6.000%, 12/15/20	57
	9	6.125%, 03/01/22	9
	394	6.250%, 04/01/23	407
		Crown Americas LLC,
	225	4.250%, 09/30/26 (e)	215
	125	4.500%, 01/15/23	128
EUR	750	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	890
		CSC Holdings LLC,
	463	5.500%, 04/15/27 (e)	469
	580	6.750%, 11/15/21	630
	281	8.625%, 02/15/19	312
	20	CSI Compressco LP, 7.250%, 08/15/22	19
	1,476	CVR Partners LP, 9.250%, 06/15/23 (e)	1,572

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
71	Dana, Inc., 5.500%, 12/15/24	74
	DaVita, Inc.,
335	5.000%, 05/01/25	327
538	5.125%, 07/15/24	533
115	5.750%, 08/15/22	120
	DCP Midstream Operating LP,
356	3.875%, 03/15/23	344
75	4.750%, 09/30/21 (e)	76
87	4.950%, 04/01/22	90
25	5.350%, 03/15/20 (e)	26
270	6.750%, 09/15/37 (e)	281
1,287	Dean Foods Co., 6.500%, 03/15/23 (e)	1,345
	Diamond 1 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
159	4.420%, 06/15/21 (e)	166
464	5.450%, 06/15/23 (e)	498
670	5.875%, 06/15/21 (e)	707
464	6.020%, 06/15/26 (e)	501
593	7.125%, 06/15/24 (e)	649
460	8.350%, 07/15/46 (e)	575
178	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	178
371	Diebold Nixdorf, Inc., 8.500%, 04/15/24	405
	DISH DBS Corp.,
145	5.875%, 07/15/22	151
2,464	6.750%, 06/01/21	2,649
117	7.750%, 07/01/26	130
611	Dollar Tree, Inc., 5.750%, 03/01/23	646
460	Dominion Gas Holdings LLC, 4.600%, 12/15/44	462
316	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	316
310	DuPont Fabros Technology LP, 5.875%, 09/15/21	324
	Dynegy, Inc.,
792	5.875%, 06/01/23	721
190	7.375%, 11/01/22	188
330	7.625%, 11/01/24	314
200	8.000%, 01/15/25 (e)	192
115	E*TRADE Financial Corp., 5.375%, 11/15/22	122
65	Eldorado Resorts, Inc., 7.000%, 08/01/23	69
3,787	Embarq Corp., 7.995%, 06/01/36	3,683
	EMC Corp.,
326	2.650%, 06/01/20	316

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
180	3.375%, 06/01/23	168
220	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	240
	Endo Finance LLC,
250	5.375%, 01/15/23 (e)	209
546	5.750%, 01/15/22 (e)	476
600	Endo Ltd., 6.000%, 07/15/23 (e)	511
883	Energy Transfer Equity LP, 5.875%, 01/15/24	943
420	EnerSys, 5.000%, 04/30/23 (e)	427
	Ensco plc,
52	4.500%, 10/01/24	46
115	5.200%, 03/15/25	105
50	8.000%, 01/31/24 (e)	52
525	Enterprise Products Operating LLC, 4.900%, 05/15/46	538
	Envision Healthcare Corp.,
546	5.125%, 07/01/22 (e)	555
524	5.625%, 07/15/22	540
	EP Energy LLC,
104	6.375%, 06/15/23	91
172	7.750%, 09/01/22	158
258	8.000%, 11/29/24 (e)	279
1,688	9.375%, 05/01/20	1,717
	Equinix, Inc.,
750	5.375%, 01/01/22	793
47	5.375%, 04/01/23	49
183	5.750%, 01/01/25	193
86	5.875%, 01/15/26	92
478	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	480
520	Exelon Corp., 4.450%, 04/15/46	517
540	Express Scripts Holding Co., 4.800%, 07/15/46 (j)	507
146	Ferrellgas LP, 6.750%, 06/15/23	146
200	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	201
	First Data Corp.,
580	5.000%, 01/15/24 (e)	586
150	5.375%, 08/15/23 (e)	154
733	5.750%, 01/15/24 (e)	755
20	6.750%, 11/01/20 (e)	21
1,182	7.000%, 12/01/23 (e)	1,253
97	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	99
	Flex Ltd.,
15	4.625%, 02/15/20	16

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
195	5.000%, 02/15/23	207
	Ford Motor Co.,
545	4.750%, 01/15/43	510
265	5.291%, 12/08/46	263
	Freeport-McMoRan, Inc.,
880	3.100%, 03/15/20	874
260	3.550%, 03/01/22	243
795	3.875%, 03/15/23	733
392	5.400%, 11/14/34	342
658	5.450%, 03/15/43	566
	Frontier Communications Corp.,
840	6.250%, 09/15/21	785
1,180	8.500%, 04/15/20	1,258
614	9.250%, 07/01/21	641
703	10.500%, 09/15/22	735
1,177	11.000%, 09/15/25	1,190
210	FTI Consulting, Inc., 6.000%, 11/15/22	218
352	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	401
525	General Motors Co., 5.200%, 04/01/45	513
	Genesis Energy LP,
467	5.625%, 06/15/24	470
65	5.750%, 02/15/21	67
52	6.000%, 05/15/23	53
30	6.750%, 08/01/22	32
595	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	643
720	GenOn Energy, Inc., 9.875%, 10/15/20	530
550	Gilead Sciences, Inc., 4.150%, 03/01/47	515
	Global Partners LP,
165	6.250%, 07/15/22	159
155	7.000%, 06/15/23	152
	GLP Capital LP,
20	4.375%, 04/15/21	21
650	5.375%, 11/01/23	697
275	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	295
	Goldman Sachs Group, Inc. (The),
275	3.500%, 11/16/26	268
375	4.750%, 10/21/45	389
120	Goodman Networks, Inc., 12.125%, 07/01/18	50
	Goodyear Tire & Rubber Co. (The),
290	5.000%, 05/31/26	292
675	5.125%, 11/15/23	693
140	7.000%, 05/15/22	146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Graphic Packaging International, Inc.,
100	4.125%, 08/15/24	97
110	4.750%, 04/15/21	116
150	4.875%, 11/15/22	155
	Gray Television, Inc.,
285	5.125%, 10/15/24 (e)	280
165	5.875%, 07/15/26 (e)	164
25	Greif, Inc., 6.750%, 02/01/17	25
1,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	1,002
9	Guitar Center, Inc., 6.500%, 04/15/19 (e)	8
235	H&E Equipment Services, Inc., 7.000%, 09/01/22	248
520	Halliburton Co., 5.000%, 11/15/45	557
463	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	407
	Harland Clarke Holdings Corp.,
250	6.875%, 03/01/20 (e)	248
5	9.750%, 08/01/18 (e)	5
430	Harris Corp., 5.054%, 04/27/45	465
525	HCA Holdings, Inc., 6.250%, 02/15/21	563
	HCA, Inc.,
289	3.750%, 03/15/19	294
205	4.250%, 10/15/19	212
280	4.500%, 02/15/27	276
55	4.750%, 05/01/23	57
346	5.000%, 03/15/24	360
165	5.250%, 04/15/25	174
295	5.250%, 06/15/26	308
551	5.375%, 02/01/25	562
575	5.875%, 03/15/22	625
891	5.875%, 05/01/23	951
535	5.875%, 02/15/26	556
125	6.500%, 02/15/20	137
472	7.500%, 02/15/22	538
5	8.000%, 10/01/18	5
	HD Supply, Inc.,
200	5.250%, 12/15/21 (e)	210
330	5.750%, 04/15/24 (e)	347
455	Hecla Mining Co., 6.875%, 05/01/21	471
550	Hess Corp., 5.800%, 04/01/47	585
1,432	Hexion, Inc., 6.625%, 04/15/20	1,335
	Hilcorp Energy I LP,
970	5.000%, 12/01/24 (e)	955
60	5.750%, 10/01/25 (e)	61

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	375	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	368
	115	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	120
	409	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	428
	588	Hologic, Inc., 5.250%, 07/15/22 (e)	613
		Hughes Satellite Systems Corp.,
	624	5.250%, 08/01/26 (e)	624
	174	6.625%, 08/01/26 (e)	180
	50	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	52
	1,010	IASIS Healthcare LLC, 8.375%, 05/15/19	967
		Icahn Enterprises LP,
	35	4.875%, 03/15/19	35
	115	5.875%, 02/01/22	115
	315	6.000%, 08/01/20	323
	114	6.250%, 02/01/22 (e)	115
	114	6.750%, 02/01/24 (e)	114
	1,695	iHeartCommunications, Inc., 9.000%, 12/15/19	1,419
	825	IHS Markit Ltd., 5.000%, 11/01/22 (e)	855
	1,015	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	891
	580	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	526
	303	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	311
		Infor US, Inc.,
	324	5.750%, 08/15/20 (e)	337
	524	6.500%, 05/15/22	538
	163	Informatica LLC, 7.125%, 07/15/23 (e)	157
	300	Ingles Markets, Inc., 5.750%, 06/15/23	307
	110	Intel Corp., 4.100%, 05/19/46	109
		International Game Technology plc,
	375	6.250%, 02/15/22 (e)	400
	400	6.500%, 02/15/25 (e)	432
EUR	1,500	Reg. S, 4.750%, 02/15/23	1,771
	315	International Wire Group, Inc., 10.750%, 08/01/21 (e)	302
		Iron Mountain, Inc.,
	454	5.750%, 08/15/24	461
	266	6.000%, 10/01/20 (e)	278
	235	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	243
	465	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	475

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
245	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	260
	JC Penney Corp., Inc.,
450	5.875%, 07/01/23 (e)	458
4	8.125%, 10/01/19	4
59	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	59
151	Kaiser Aluminum Corp., 5.875%, 05/15/24	158
44	Kennedy-Wilson, Inc., 5.875%, 04/01/24	45
	KFC Holding Co.,
250	5.000%, 06/01/24 (e)	254
250	5.250%, 06/01/26 (e)	253
171	Koppers, Inc., 6.000%, 02/15/25 (e)	177
520	Kraft Heinz Foods Co., 4.375%, 06/01/46	486
555	Kroger Co. (The), 3.875%, 10/15/46	499
	L Brands, Inc.,
385	5.625%, 02/15/22	403
300	5.625%, 10/15/23	312
250	6.750%, 07/01/36	241
325	6.875%, 11/01/35	317
45	L-3 Communications Corp., 3.850%, 12/15/26	45
	Lamar Media Corp.,
175	5.000%, 05/01/23	180
432	5.375%, 01/15/24	450
178	5.750%, 02/01/26	189
294	Landry’s, Inc., 6.750%, 10/15/24 (e)	303
	Level 3 Financing, Inc.,
384	5.125%, 05/01/23	387
417	5.250%, 03/15/26 (e)	415
50	5.375%, 08/15/22	52
197	5.375%, 01/15/24	200
306	5.375%, 05/01/25	312
442	5.625%, 02/01/23	452
5	VAR, 4.762%, 01/15/18	5
5	Levi Strauss & Co., 5.000%, 05/01/25	5
251	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	287
	LifePoint Health, Inc.,
75	5.375%, 05/01/24 (e)	72
254	5.500%, 12/01/21	260
363	LIN Television Corp., 5.875%, 11/15/22	370
	Live Nation Entertainment, Inc.,
360	4.875%, 11/01/24 (e)	360
410	5.375%, 06/15/22 (e)	428
EUR 750	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	855
350	Lockheed Martin Corp., 3.800%, 03/01/45	326

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
338	M/I Homes, Inc., 6.750%, 01/15/21	354
	Mallinckrodt International Finance SA,
63	4.750%, 04/15/23	52
90	5.500%, 04/15/25 (e)	77
916	5.625%, 10/15/23 (e)	812
183	5.750%, 08/01/22 (e)	170
158	Martin Midstream Partners LP, 7.250%, 02/15/21	160
4	Masco Corp., 5.950%, 03/15/22	4
305	Masonite International Corp., 5.625%, 03/15/23 (e)	316
1,102	MasTec, Inc., 4.875%, 03/15/23	1,090
	Match Group, Inc.,
110	6.375%, 06/01/24	118
200	6.750%, 12/15/22	210
359	Mediacom Broadband LLC, 6.375%, 04/01/23	376
520	MetLife, Inc., 4.600%, 05/13/46	544
95	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24 (e)	99
	MGM Resorts International,
296	4.625%, 09/01/26	287
260	6.000%, 03/15/23	280
1,075	6.625%, 12/15/21	1,199
145	6.750%, 10/01/20	160
280	7.750%, 03/15/22	326
	Micron Technology, Inc.,
425	5.250%, 08/01/23 (e)	426
529	5.250%, 01/15/24 (e)	531
444	5.500%, 02/01/25	446
14	5.625%, 01/15/26 (e)	14
17	5.875%, 02/15/22	18
121	7.500%, 09/15/23 (e)	134
216	Microsemi Corp., 9.125%, 04/15/23 (e)	251
550	Microsoft Corp., 3.700%, 08/08/46	505
550	Milacron LLC, 7.750%, 02/15/21 (e)	573
35	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—
307	Momentive Performance Materials, Inc., 3.880%, 10/24/21	298
395	Morgan Stanley, 4.300%, 01/27/45	387
640	MPG Holdco I, Inc., 7.375%, 10/15/22	690
646	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	686
404	MSCI, Inc., 5.250%, 11/15/24 (e)	419
4	Murphy Oil USA, Inc., 6.000%, 08/15/23	4
525	Mylan NV, 5.250%, 06/15/46 (e)	493

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
460	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	481
	Nationstar Mortgage LLC,
300	6.500%, 08/01/18	305
15	6.500%, 07/01/21	15
483	6.500%, 06/01/22	482
45	7.875%, 10/01/20	47
300	Navistar International Corp., 8.250%, 11/01/21	303
766	NBTY, Inc., 7.625%, 05/15/21 (e)	802
280	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	305
530	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	534
	NCR Corp.,
50	5.000%, 07/15/22	51
4	5.875%, 12/15/21	4
16	6.375%, 12/15/23	17
350	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	217
	Netflix, Inc.,
471	4.375%, 11/15/26 (e)	462
150	5.500%, 02/15/22	161
115	5.750%, 03/01/24	124
	New Albertsons, Inc.,
121	6.625%, 06/01/28	110
204	7.450%, 08/01/29	199
30	7.750%, 06/15/26	30
392	8.000%, 05/01/31	384
225	8.700%, 05/01/30	231
	Newfield Exploration Co.,
126	5.625%, 07/01/24	133
193	5.750%, 01/30/22	205
	Nexstar Broadcasting, Inc.,
35	6.125%, 02/15/22 (e)	36
25	6.875%, 11/15/20	26
245	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	245
288	NFP Corp., 9.000%, 07/15/21 (e)	302
2	NGL Energy Partners LP, 5.125%, 07/15/19	2
425	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	444
50	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	52
1,033	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	1,051
483	Noble Energy, Inc., 5.050%, 11/15/44	494
	Novelis Corp.,
449	5.875%, 09/30/26 (e)	458
446	6.250%, 08/15/24 (e)	471

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
	NRG Energy, Inc.,
850	6.250%, 05/01/24	865
11	6.625%, 03/15/23	11
215	7.250%, 05/15/26 (e)	225
	NRG Yield Operating LLC,
180	5.000%, 09/15/26 (e)	175
600	5.375%, 08/15/24	612
228	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	234
	NuStar Logistics LP,
156	4.800%, 09/01/20	159
144	6.750%, 02/01/21	156
40	NWH Escrow Corp., 7.500%, 08/01/21 (e)	35
	Oasis Petroleum, Inc.,
247	6.500%, 11/01/21	253
89	6.875%, 03/15/22	91
83	6.875%, 01/15/23	85
505	ONEOK Partners LP, 6.200%, 09/15/43	578
	ONEOK, Inc.,
279	4.250%, 02/01/22	285
47	7.500%, 09/01/23	54
430	Oracle Corp., 4.000%, 07/15/46	404
	Orbital ATK, Inc.,
113	5.250%, 10/01/21	117
110	5.500%, 10/01/23	115
	Oshkosh Corp.,
20	5.375%, 03/01/22	21
66	5.375%, 03/01/25	68
	Outfront Media Capital LLC,
33	5.250%, 02/15/22	34
245	5.625%, 02/15/24	256
405	5.875%, 03/15/25	423
	Owens-Brockway Glass Container, Inc.,
80	5.000%, 01/15/22 (e)	83
255	5.375%, 01/15/25 (e)	256
267	6.375%, 08/15/25 (e)	284
284	Parker Drilling Co., 6.750%, 07/15/22	246
310	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	317
268	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	273
167	PBF Holding Co. LLC, 7.000%, 11/15/23	170
157	PBF Logistics LP, 6.875%, 05/15/23	160
75	Penn Virginia Corp., 8.500%, 05/01/20 (d)	2
293	Penske Automotive Group, Inc., 5.500%, 05/15/26	292

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
	80	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	82
	534	PetSmart, Inc., 7.125%, 03/15/23 (e)	525
	290	Philip Morris International, Inc., 4.875%, 11/15/43	309
	495	Phillips 66, 4.875%, 11/15/44	521
	150	Phillips 66 Partners LP, 4.900%, 10/01/46	147
	329	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	331
	311	Plantronics, Inc., 5.500%, 05/31/23 (e)	317
	1,135	PolyOne Corp., 5.250%, 03/15/23	1,163
		Post Holdings, Inc.,
	250	5.000%, 08/15/26 (e)	242
	100	8.000%, 07/15/25 (e)	112
	90	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	94
	1,720	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	1,864
	115	Provident Funding Associates LP, 6.750%, 06/15/21 (e)	116
	525	Prudential Financial, Inc., 4.600%, 05/15/44	546
EUR	400	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	445
	15	PVH Corp., 4.500%, 12/15/22	15
		QEP Resources, Inc.,
	399	5.250%, 05/01/23	396
	601	5.375%, 10/01/22	607
	291	Qorvo, Inc., 6.750%, 12/01/23	317
	10	Quad/Graphics, Inc., 7.000%, 05/01/22	10
	785	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	756
		Quintiles IMS, Inc.,
	230	4.875%, 05/15/23 (e)	233
	330	5.000%, 10/15/26 (e)	332
		Qwest Capital Funding, Inc.,
	7	6.875%, 07/15/28	7
	345	7.750%, 02/15/31	323
	145	Qwest Corp., 7.250%, 09/15/25	156
	294	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	305
	421	Radian Group, Inc., 7.000%, 03/15/21	466
	25	Radio Systems Corp., 8.375%, 11/01/19 (e)	26
	100	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	100
		Range Resources Corp.,
	305	4.875%, 05/15/25	297
	171	5.000%, 03/15/23 (e)	170
		Regal Entertainment Group,
	365	5.750%, 03/15/22	380
	50	5.750%, 06/15/23	52

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
250	5.750%, 02/01/25	254
	Revlon Consumer Products Corp.,
110	5.750%, 02/15/21	111
924	6.250%, 08/01/24	956
186	Rice Energy, Inc., 7.250%, 05/01/23	199
	Rite Aid Corp.,
911	6.125%, 04/01/23 (e)	949
5	6.750%, 06/15/21	5
10	9.250%, 03/15/20	10
	Rose Rock Midstream LP,
228	5.625%, 07/15/22	227
20	5.625%, 11/15/23	20
442	Rowan Cos., Inc., 7.375%, 06/15/25	462
	Royal Caribbean Cruises Ltd.,
15	5.250%, 11/15/22	16
1	7.500%, 10/15/27	1
	RSP Permian, Inc.,
150	5.250%, 01/15/25 (e)	154
360	6.625%, 10/01/22	380
	Sabine Pass Liquefaction LLC,
1,822	5.625%, 03/01/25	1,979
160	5.625%, 02/01/21	173
180	5.625%, 04/15/23	195
100	5.750%, 05/15/24	109
325	5.875%, 06/30/26 (e)	361
430	6.250%, 03/15/22	480
	Sabre GLBL, Inc.,
40	5.250%, 11/15/23 (e)	40
110	5.375%, 04/15/23 (e)	112
11	Safeway, Inc., 5.000%, 08/15/19	11
	Sally Holdings LLC,
75	5.500%, 11/01/23	78
267	5.625%, 12/01/25	279
250	5.750%, 06/01/22	259
	SBA Communications Corp.,
228	4.875%, 07/15/22	231
103	4.875%, 09/01/24 (e)	101
	Scientific Games International, Inc.,
510	7.000%, 01/01/22 (e)	545
970	10.000%, 12/01/22	994
	Scotts Miracle-Gro Co. (The),
157	5.250%, 12/15/26 (e)	158
200	6.000%, 10/15/23 (e)	212
	Sealed Air Corp.,
105	4.875%, 12/01/22 (e)	108

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
410	5.125%, 12/01/24 (e)	424
100	5.250%, 04/01/23 (e)	105
400	5.500%, 09/15/25 (e)	422
51	SemGroup Corp., 7.500%, 06/15/21	53
1,100	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	1,117
	Sensata Technologies BV,
388	4.875%, 10/15/23 (e)	396
38	5.000%, 10/01/25 (e)	38
7	5.625%, 11/01/24 (e)	8
200	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	215
	Service Corp. International,
420	5.375%, 05/15/24	440
80	8.000%, 11/15/21	93
172	ServiceMaster Co. LLC (The), 5.125%, 11/15/24 (e)	174
640	SESI LLC, 7.125%, 12/15/21	657
305	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	332
	Sinclair Television Group, Inc.,
170	5.125%, 02/15/27 (e)	160
10	5.375%, 04/01/21	10
247	5.625%, 08/01/24 (e)	252
115	6.125%, 10/01/22	120
	Sirius XM Radio, Inc.,
419	4.625%, 05/15/23 (e)	421
430	5.375%, 04/15/25 (e)	439
150	5.750%, 08/01/21 (e)	156
266	6.000%, 07/15/24 (e)	283
270	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	268
	SM Energy Co.,
525	5.000%, 01/15/24	500
241	5.625%, 06/01/25	236
19	6.500%, 01/01/23	20
100	6.750%, 09/15/26	104
430	Solera LLC, 10.500%, 03/01/24 (e)	488
440	Southern Power Co., Series F, 4.950%, 12/15/46	434
55	Spectra Energy Partners LP, 4.500%, 03/15/45	53
	Spectrum Brands, Inc.,
664	5.750%, 07/15/25	694
14	6.125%, 12/15/24	15
10	Speedway Motorsports, Inc., 5.125%, 02/01/23	10

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
300	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	307
398	Springleaf Finance Corp., 7.750%, 10/01/21	415
	Sprint Capital Corp.,
197	6.875%, 11/15/28	203
177	6.900%, 05/01/19	189
820	8.750%, 03/15/32	941
	Sprint Communications, Inc.,
799	7.000%, 03/01/20 (e)	868
630	7.000%, 08/15/20	674
102	8.375%, 08/15/17	105
750	9.000%, 11/15/18 (e)	821
	Sprint Corp.,
1,731	7.125%, 06/15/24	1,826
629	7.250%, 09/15/21	673
580	7.625%, 02/15/25	623
907	7.875%, 09/15/23	991
122	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	127
	Standard Industries, Inc.,
94	5.125%, 02/15/21 (e)	98
365	5.375%, 11/15/24 (e)	377
158	5.500%, 02/15/23 (e)	164
593	6.000%, 10/15/25 (e)	626
	Steel Dynamics, Inc.,
140	5.000%, 12/15/26 (e)	143
165	5.125%, 10/01/21	171
301	5.500%, 10/01/24	319
285	6.375%, 08/15/22	298
255	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	259
23	Stone Energy Corp., 7.500%, 11/15/22 (d)	14
900	Summit Materials LLC, 6.125%, 07/15/23	929
	Summit Midstream Holdings LLC,
208	5.500%, 08/15/22	209
85	7.500%, 07/01/21	89
540	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	545
	Sunoco LP,
489	6.250%, 04/15/21	501
290	6.375%, 04/01/23	298
	SUPERVALU, Inc.,
582	6.750%, 06/01/21	581
1,400	7.750%, 11/15/22	1,361
	Talen Energy Supply LLC,
150	4.600%, 12/15/21	122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
15	4.625%, 07/15/19 (e)	14
100	6.500%, 06/01/25	81
310	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	315
	Targa Resources Partners LP,
373	4.250%, 11/15/23	367
365	5.125%, 02/01/25 (e)	378
60	5.250%, 05/01/23	61
125	5.375%, 02/01/27 (e)	130
100	6.750%, 03/15/24	109
400	Team Health, Inc., 7.250%, 12/15/23 (e)	458
	TEGNA, Inc.,
155	4.875%, 09/15/21 (e)	159
30	5.125%, 07/15/20	31
200	5.500%, 09/15/24 (e)	202
635	6.375%, 10/15/23	672
	Teleflex, Inc.,
295	4.875%, 06/01/26	294
310	5.250%, 06/15/24	319
265	Tempur Sealy International, Inc., 5.625%, 10/15/23	267
	Tenet Healthcare Corp.,
685	4.375%, 10/01/21	689
558	4.500%, 04/01/21	561
230	4.750%, 06/01/20	233
130	5.500%, 03/01/19	129
49	6.000%, 10/01/20	52
5	6.250%, 11/01/18	5
18	6.750%, 02/01/20	18
175	6.750%, 06/15/23	165
115	7.500%, 01/01/22 (e)	123
223	8.000%, 08/01/20	225
116	8.125%, 04/01/22	117
620	VAR, 4.463%, 06/15/20	628
84	Tenneco, Inc., 5.375%, 12/15/24	87
545	Tennessee Merger Sub, Inc., 6.375%, 02/01/25 (e)	533
639	Terex Corp., 5.625%, 02/01/25 (e)	653
637	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	702
	TerraForm Power Operating LLC,
213	SUB, 6.375%, 02/01/23 (e)	219
487	SUB, 6.625%, 06/15/25 (e)	506
262	Tesoro Corp., 4.750%, 12/15/23 (e)	269
	Tesoro Logistics LP,
265	5.250%, 01/15/25	276

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	576	6.250%, 10/15/22	614
	175	6.375%, 05/01/24	190
	1,000	Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20 (d)	37
	495	Time Warner, Inc., 4.850%, 07/15/45	484
		T-Mobile USA, Inc.,
	3	5.250%, 09/01/18	3
	121	6.000%, 03/01/23	128
	862	6.000%, 04/15/24	920
	665	6.125%, 01/15/22	703
	253	6.250%, 04/01/21	262
	281	6.375%, 03/01/25	304
	774	6.500%, 01/15/24	834
	182	6.500%, 01/15/26	200
	129	6.625%, 11/15/20	132
	526	6.625%, 04/01/23	559
	220	6.633%, 04/28/21	230
	674	6.731%, 04/28/22	701
	442	6.836%, 04/28/23	472
	235	Toll Brothers Finance Corp., 5.625%, 01/15/24	247
	134	Tops Holding LLC, 8.000%, 06/15/22 (e)	106
		TransDigm, Inc.,
	462	5.500%, 10/15/20	465
	821	6.000%, 07/15/22	825
	224	6.375%, 06/15/26 (e)	221
	10	6.500%, 07/15/24	10
	270	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	280
		Transocean, Inc.,
	223	5.550%, 10/15/22	203
	871	6.800%, 03/15/38	701
	251	7.500%, 04/15/31	222
	2,434	9.000%, 07/15/23 (e)	2,591
	178	9.100%, 12/15/41	172
EUR	600	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	692
	151	Tutor Perini Corp., 7.625%, 11/01/18	152
	412	Unifrax I LLC, 7.500%, 02/15/19 (e)	412
	131	Unit Corp., 6.625%, 05/15/21	130
	320	United Continental Holdings, Inc., 5.000%, 02/01/24	318
		United Rentals North America, Inc.,
	25	4.625%, 07/15/23	26
	700	5.500%, 07/15/25	726
	775	5.750%, 11/15/24	819

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
25	5.875%, 09/15/26	26
135	6.125%, 06/15/23	142
121	United States Steel Corp., 8.375%, 07/01/21 (e)	134
334	Univar USA, Inc., 6.750%, 07/15/23 (e)	347
	Universal Health Services, Inc.,
2	3.750%, 08/01/19 (e)	2
2	4.750%, 08/01/22 (e)	2
	Univision Communications, Inc.,
285	5.125%, 05/15/23 (e)	283
550	5.125%, 02/15/25 (e)	524
613	6.750%, 09/15/22 (e)	643
300	US Concrete, Inc., 6.375%, 06/01/24	317
190	US Foods, Inc., 5.875%, 06/15/24 (e)	199
	Valeant Pharmaceuticals International, Inc.,
427	5.375%, 03/15/20 (e)	367
126	5.625%, 12/01/21 (e)	99
603	5.875%, 05/15/23 (e)	459
411	6.125%, 04/15/25 (e)	308
943	6.375%, 10/15/20 (e)	829
385	6.750%, 08/15/18 (e)	380
503	6.750%, 08/15/21 (e)	424
492	7.000%, 10/01/20 (e)	445
259	7.250%, 07/15/22 (e)	217
299	7.500%, 07/15/21 (e)	260
55	Valvoline, Inc., 5.500%, 07/15/24 (e)	58
	VEREIT Operating Partnership LP,
68	4.125%, 06/01/21	69
30	4.875%, 06/01/26	31
54	VeriSign, Inc., 5.250%, 04/01/25	56
	Verizon Communications, Inc.,
855	4.125%, 08/15/46	736
130	4.862%, 08/21/46	125
290	Versum Materials, Inc., 5.500%, 09/30/24 (e)	302
290	Viacom, Inc., 4.375%, 03/15/43	238
33	Weatherford International LLC, 6.800%, 06/15/37	28
	Weatherford International Ltd.,
146	4.500%, 04/15/22	130
120	5.950%, 04/15/42	94
306	6.500%, 08/01/36	257
77	6.750%, 09/15/40	65
369	7.000%, 03/15/38	319
68	7.750%, 06/15/21	70
214	8.250%, 06/15/23	218

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	1,709	9.875%, 02/15/24 (e)	1,846
	7	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	7
	265	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	270
		West Corp.,
	167	4.750%, 07/15/21 (e)	171
	635	5.375%, 07/15/22 (e)	611
		Western Digital Corp.,
	246	7.375%, 04/01/23 (e)	271
	349	10.500%, 04/01/24 (e)	411
	40	Western Gas Partners LP, 5.450%, 04/01/44	42
	131	Western Refining Logistics LP, 7.500%, 02/15/23	142
		Whiting Petroleum Corp.,
	883	5.000%, 03/15/19	899
	300	5.750%, 03/15/21	303
	34	6.250%, 04/01/23	34
		Williams Cos., Inc. (The),
	275	3.700%, 01/15/23	270
	265	5.750%, 06/24/44	268
	21	Series A, 7.500%, 01/15/31	25
	142	7.750%, 06/15/31	168
		Windstream Services LLC,
	135	7.500%, 06/01/22	131
	194	7.500%, 04/01/23	185
	130	Wise Metals Group LLC, 8.750%, 12/15/18 (e)	134
		WMG Acquisition Corp.,
EUR	400	4.125%, 11/01/24 (e)	450
	60	4.875%, 11/01/24 (e)	60
	20	5.000%, 08/01/23 (e)	20
	605	5.625%, 04/15/22 (e)	623
	380	6.750%, 04/15/22 (e)	400
EUR	350	Reg. S, 4.125%, 11/01/24	394
		WPX Energy, Inc.,
	611	5.250%, 09/15/24	602
	55	6.000%, 01/15/22	57
	240	Wynn Las Vegas LLC, 5.375%, 03/15/22	245
		XPO Logistics, Inc.,
	275	6.125%, 09/01/23 (e)	285
	385	6.500%, 06/15/22 (e)	402
	20	Xylem, Inc., 4.375%, 11/01/46	20
		Zayo Group LLC,
	230	5.750%, 01/15/27 (e)	235
	505	6.000%, 04/01/23	527

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
	180	6.375%, 05/15/25	190

			282,281

		Total Corporate Bonds (Cost $421,113)	429,214

	Foreign Government Securities — 3.2%
		Australia — 0.7%
AUD	12,925	Republic of Australia, Reg. S, Series 122, 5.250%, 03/15/19	10,505

		Canada — 0.4%
CAD	7,936	Republic of Canada, 1.750%, 03/01/19	6,221

		France — 0.3%
		Republic of France,
EUR	1,460	Reg. S, 3.250%, 05/25/45	1,994
EUR	2,060	Reg. S, 4.750%, 04/25/35	3,325

			5,319

		Italy — 0.4%
		Republic of Italy,
EUR	3,810	0.450%, 06/01/21	4,061
EUR	797	Reg. S, 3.500%, 03/01/30 (e)	946
EUR	562	Reg. S, 4.750%, 09/01/44 (e)	760

			5,767

		Japan — 0.9%
JPY	1,500,000	Government of Japan, Series 343, 0.100%, 06/20/26	13,314

		Spain — 0.2%
EUR	2,467	Kingdom of Spain, Reg. S, 4.000%, 04/30/20 (e)	2,999

		United Kingdom — 0.3%
GBP	4,026	United Kingdom Gilt, Reg. S, 1.000%, 09/07/17	5,093

		Total Foreign Government Securities (Cost $52,403)	49,218

SHARES
	Investment Company — 2.9%
	5,528	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b) (Cost $45,952)	44,443

PRINCIPAL AMOUNT
	Loan Assignments — 1.1%
		Australia — 0.0% (g)
	122	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	123

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Canada — 0.1%
238	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	185
520	Dynegy, 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	523
318	MEG Energy Corp.,1st Lien Term B Loan, VAR, 4.540%, 12/31/00 ^	319

		1,027

	United States — 1.0%
72	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 ^	74
145	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.537%, 10/26/17 ^	120
185	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18	153
75	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	75
780	California Resources, 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	877
1,085	Chesapeake Energy, 1st Lien Last Out, VAR, 8.500%, 08/23/21 ^	1,186
212	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	213
426	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	433
211	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	213
240	Cortes NP Acquisition Corp., 1st Lien Term Loan B, VAR, 6.029%, 09/26/23	241
165	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	167
100	Delta 2 Sarl, USD Facility B-3, VAR, 5.068%, 07/30/21	100
1,642	EP Energy LLC, 1st Lien Term Loan, VAR, 9.750%, 06/30/21 ^	1,711
48	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	47
	First Data Corp., Term Loan,
495	VAR, 3.775%, 03/24/21	498
114	VAR, 6.250%, 12/01/23	115
171	Genesys Telecom Holdings, Term Loan B, VAR, 5.000%, 12/01/23 ^	172
226	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.554%, 09/01/22	228
75	Gray Television, Inc., Initial Term Loan, VAR, 3.959%, 06/13/21	75
1,576	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	1,593

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
71	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	72
814	J Crew, Initial Loan, VAR, 4.000%, 03/05/21 ^	454
155	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	156
667	Lightstone Holdco LLC, Term Loan B, VAR, 6.000%, 12/31/23 ^	674
63	Lightstone Holdco LLC, Term Loan C, VAR, 6.500%, 12/31/23 ^	64
216	Microsemi Corp., Closing Date Term B Loan, VAR, 3.019%, 01/15/23	217
800	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	795
71	MTL Publishing LLC, Term B-4 Loan, VAR, 3.523%, 08/22/22	72
338	MultiPlan, 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	343
53	NXP BV, Tranche F Loan, VAR, 3.240%, 12/07/20	53
142	ON Semiconductor, 1st Lien Term Loan B, VAR, 4.028%, 03/31/23	143
206	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.000%, 01/26/23	203
89	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.526%, 01/13/23 ^	89
192	Revlon Consumer Products Corp., Term Loan B, VAR, 4.313%, 09/07/23	193
5	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5
247	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	243
100	Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	100
165	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.039%, 04/23/19	148
8	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	7
625	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23	627
142	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	143
461	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 3.767%, 08/31/24	461
621	Viskase Cos, Initial Term Loan, VAR, 4.377%, 01/30/21	599
200	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.017%, 12/14/23	202

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
		United States –– continued
450		Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	452
180		XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	181

			14,987

		Total Loan Assignments (Cost $15,886)	16,137

NUMBER OF CONTRACTS
Options Purchased — 0.5%
		United States — 0.5%
		Call Options Purchased — 0.5%
19,252		iShares MSCI Emerging Markets ETF, expiring 03/17/17 at $38.00, American Style	1,117
4,556		iShares Russell 2000 Index, expiring 03/17/17 at $134.00, American Style	1,854
135		Newell Brands, Inc., expiring 01/19/18 at $50.00, American Style	48
681		S&P 500 Index, expiring 03/17/17 at $2,225.00, European Style	4,682

		Total Options Purchased (Cost $7,401)	7,701

SHARES
Preferred Stocks — 0.3%
		Brazil — 0.1%
104		Itau Unibanco Holding SA (Preference)	1,231

		Germany — 0.2%
18		Henkel AG & Co. KGaA (Preference)	2,212
3		Volkswagen AG (Preference)	545

			2,757

		Ireland — 0.0% (g)
—	(h)	XLIT Ltd., Series D, VAR, 3.354%, 03/07/17 ($1,000 par value) @	68

		United States — 0.0% (g)
1		GMAC Capital Trust I, Series 2, VAR, 6.691%, 02/15/40 ($25 par value)	16

		Total Preferred Stocks (Cost $3,413)	4,072

NUMBER OF RIGHTS		SECURITY DESCRIPTION	VALUE
Right — 0.0% (g)
		United States — 0.0% (g)
44		Media General, Inc. CVR, (a) (Cost $—)	—	(h)

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 1.5%
		U.S. Treasury Bond,
2,952		3.625%, 08/15/43	3,277
3,790		3.750%, 08/15/41	4,276
580		5.375%, 02/15/31	773
627		6.125%, 08/15/29	866
		U.S. Treasury Note,
11,730		0.750%, 01/31/18 (k)	11,715
2,088		2.125%, 05/15/25	2,047

		Total U.S. Treasury Obligations (Cost $24,527)	22,954

SHARES
Short-Term Investments— 9.2%
		Foreign Government Treasury Bills — 2.6%
		Canadian Treasury Bill,
CAD 11,809		0.562, 08/24/17 (n)	9,048
CAD 13,580		0.605, 10/19/17 (n)	10,396
CAD 13,588		0.626, 11/16/17 (n)	10,397
CAD 13,596		0.635, 12/14/17 (n)	10,397

		Total Foreign Government Treasury Bills (Cost $39,568)	40,238

		Investment Company — 6.6%
99,308		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l)	99,308

		Total Short-Term Investments (Cost $138,876)	139,546

		Total Investments — 99.5% (Cost $1,430,692)	1,504,930
		Other Assets in Excess of Liabilities — 0.5%	8,389

		NET ASSETS — 100.0%	$1,513,319

Short Positions — 0.8%
Common Stocks — 0.8%
		Bermuda — 0.0% (g)
—	(h)	RenaissanceRe Holdings Ltd.	31

		Canada — 0.0% (g)
—	(h)	Agrium, Inc.	31
6		Enbridge, Inc.	236

			267

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
		Sweden — 0.0% (g)
—	(h)	Autoliv, Inc.	39

		Taiwan — 0.0% (g)
1		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32

		United Kingdom — 0.0% (g)
2		Pentair plc	108

		United States — 0.8%
—	(h)	3M Co.	31
—	(h)	AbbVie, Inc.	30
—	(h)	Aflac, Inc.	30
1		AGCO Corp.	39
1		Air Lease Corp.	35
—	(h)	Air Products & Chemicals, Inc.	30
—	(h)	Amgen, Inc.	32
1		Amphenol Corp., Class A	34
—	(h)	Aon plc	34
—	(h)	AptarGroup, Inc.	29
2		Associated Banc-Corp.	39
—	(h)	Axis Capital Holdings Ltd.	30
1		Baxter International, Inc.	28
1		Bed Bath & Beyond, Inc.	27
1		Bemis Co., Inc.	29
6		Berkshire Hathaway, Inc., Class B (a)	985
—	(h)	Boeing Co. (The)	33
—	(h)	Cardinal Health, Inc.	32
—	(h)	CBS Corp. (Non-Voting), Class B	31
1		Cerner Corp. (a)	33
—	(h)	CH Robinson Worldwide, Inc.	31
—	(h)	Chevron Corp.	31
—	(h)	Chipotle Mexican Grill, Inc. (a)	32
1		Church & Dwight Co., Inc.	30
—	(h)	Cimarex Energy Co.	33
1		Cisco Systems, Inc.	31
—	(h)	Citrix Systems, Inc. (a)	31
—	(h)	Clorox Co. (The)	32
—	(h)	CME Group, Inc.	32
—	(h)	Colgate-Palmolive Co.	25
—	(h)	Consolidated Edison, Inc.	31
—	(h)	CR Bard, Inc.	33
—	(h)	Crown Castle International Corp.	31
—	(h)	Darden Restaurants, Inc.	30
—	(h)	Digital Realty Trust, Inc.	35
1		Discovery Communications, Inc., Class A (a)	31

SHARES		SECURITY DESCRIPTION	VALUE
		United States — continued
—	(h)	Dominion Resources, Inc.	35
1		Domtar Corp.	34
1		Donaldson Co., Inc.	32
—	(h)	Duke Energy Corp.	31
13		eBay, Inc. (a)	412
—	(h)	Entergy Corp.	31
—	(h)	Equifax, Inc.	30
1		Eversource Energy	31
—	(h)	Exxon Mobil Corp.	30
1		Fastenal Co.	37
—	(h)	Federal Realty Investment Trust	30
1		Federated Investors, Inc., Class B	29
1		Fifth Third Bancorp	31
2		First Horizon National Corp.	32
1		Franklin Resources, Inc.	30
5		Garmin Ltd.	220
7		General Mills, Inc.	441
1		Greif, Inc., Class A	33
—	(h)	Hasbro, Inc.	29
5		Hawaiian Holdings, Inc. (a)	265
1		Healthcare Realty Trust, Inc.	35
1		Healthcare Trust of America, Inc., Class A	30
1		Helmerich & Payne, Inc.	36
—	(h)	Hershey Co. (The)	32
1		Hess Corp.	33
58		Host Hotels & Resorts, Inc.	1,045
—	(h)	Illinois Tool Works, Inc.	31
1		Intel Corp.	32
1		International Paper Co.	40
1		Interpublic Group of Cos., Inc. (The)	33
—	(h)	JB Hunt Transport Services, Inc.	37
—	(h)	Johnson & Johnson	30
1		Juniper Networks, Inc.	35
6		Kellogg Co.	442
23		LKQ Corp. (a)	729
1		Lululemon Athletica, Inc. (a)	35
—	(h)	LyondellBasell Industries NV, Class A	34
2		Marathon Oil Corp.	34
—	(h)	Marriott International, Inc., Class A	37
—	(h)	Medtronic plc	27
5		Molson Coors Brewing Co., Class B	441
1		Murphy Oil Corp.	34
—	(h)	Nasdaq, Inc.	33
1		National Oilwell Varco, Inc.	33
1		NetApp, Inc.	32

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
		United States — continued
1		Noble Energy, Inc.	35
3		Omnicom Group, Inc.	229
1		ONEOK, Inc.	36
—	(h)	Packaging Corp. of America	33
2		People’s United Financial, Inc.	31
—	(h)	Praxair, Inc.	29
1		Principal Financial Group, Inc.	30
1		Progressive Corp. (The)	34
1		Republic Services, Inc.	31
—	(h)	Ross Stores, Inc.	25
—	(h)	salesforce.com, Inc. (a)	33
12		Sally Beauty Holdings, Inc. (a)	285
—	(h)	Scripps Networks Interactive, Inc., Class A	33
1		Seagate Technology plc	35
—	(h)	Simon Property Group, Inc.	44
1		Sonoco Products Co.	34
1		Southern Co. (The)	31
1		Spectra Energy Corp.	31
—	(h)	Stryker Corp.	32
1		Sysco Corp.	34
—	(h)	Target Corp.	28
4		TJX Cos., Inc. (The)	335
—	(h)	Torchmark Corp.	32
—	(h)	Travelers Cos., Inc. (The)	31
57		Twenty-First Century Fox, Inc., Class A	1,790
1		UDR, Inc.	31
1		Under Armour, Inc., Class A (a)	21
1		United Parcel Service, Inc., Class B	135
—	(h)	United Technologies Corp.	30
1		US Bancorp	37
—	(h)	Varex Imaging Corp. (a)	4
—	(h)	Varian Medical Systems, Inc. (a)	29
—	(h)	Ventas, Inc.	31
1		Verizon Communications, Inc.	28
1		Versum Materials, Inc. (a)	34
9		VWR Corp. (a)	227
—	(h)	Wal-Mart Stores, Inc.	28
—	(h)	Waste Management, Inc.	34
—	(h)	Waters Corp. (a)	31
1		Webster Financial Corp.	31
—	(h)	Welltower, Inc.	31
1		Whole Foods Market, Inc.	34
—	(h)	WR Berkley Corp.	33
1		Xilinx, Inc.	37

			11,480

SECURITY DESCRIPTION	VALUE
United States — continued
Total Securities Sold Short (Proceeds $11,677)	11,957

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments

of the Fund by industry classifications as a percentage of

total investments:

INDUSTRY (LONG)	PERCENTAGE
Banks	6.0%
Oil, Gas & Consumable Fuels	4.9
Asset-Backed Securities	4.3
Media	3.7
Diversified Telecommunication Services	3.5
Foreign Government Securities	3.3
Pharmaceuticals	3.0
Mutual Funds	3.0
Insurance	2.5
Health Care Providers & Services	2.5
Collateralized Mortgage Obligations	2.4
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.1
Internet Software & Services	1.8
Capital Markets	1.8
Food & Staples Retailing	1.7
Chemicals	1.7
Automobiles	1.7
Software	1.6
Wireless Telecommunication Services	1.6
IT Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Food Products	1.5
Electric Utilities	1.3
Containers & Packaging	1.2
Specialty Retail	1.1
Beverages	1.1
Industrial Conglomerates	1.0
Machinery	1.0
Technology Hardware, Storage & Peripherals	1.0
Auto Components	1.0
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	21.3
Short-Term Investments	9.2

INDUSTRY (SHORT)	PERCENTAGE
Media	18.0%
Equity Real Estate Investment Trusts (REITs)	11.2
Diversified Financial Services	8.2
Food Products	7.7
Distributors	6.1
Specialty Retail	5.6
Oil, Gas & Consumable Fuels	4.5
Beverages	3.7
Internet Software & Services	3.4
Insurance	2.4
Airlines	2.2
Life Sciences Tools & Services	2.2
Household Durables	1.8
Machinery	1.8
Banks	1.7
Containers & Packaging	1.7
Air Freight & Logistics	1.4
Health Care Equipment & Supplies	1.3
Semiconductors & Semiconductor Equipment	1.1
Capital Markets	1.0
Chemicals	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	11.0

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
231	TOPIX Index	03/09/17	JPY	30,985	(607)
365	E-mini S&P 500	03/17/17	USD	41,510	363
34	Euro STOXX 50 Index	03/17/17	EUR	1,192	12
12	FTSE 100 Index	03/17/17	GBP	1,068	23
1,121	Mini MSCI Emerging Markets Index	03/17/17	USD	51,291	1,861
155	10 Year U.S. Treasury Note	03/22/17	USD	19,293	36
	Short Futures Outstanding
(19)	Euro-Buxl 30-Year Bond	03/08/17	EUR	(3,429)	36
(585)	JPY FX	03/13/17	USD	(64,957)	(1,147)
(341)	FTSE 100 Index	03/17/17	GBP	(30,341)	(719)
(17)	Canada 10 Year Bond	03/22/17	CAD	(1,795)	18
(47)	U.S. Treasury Long Bond	03/22/17	USD	(7,090)	(86)
(1,366)	5 Year U.S. Treasury Note	03/31/17	USD	(161,007)	137

					(73)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
328	EUR	Goldman Sachs International	03/31/17	351	355	4
32,023	EUR	Morgan Stanley	03/31/17	34,206	34,661	455
201	EUR	Standard Chartered Bank	03/31/17	217	218	1
1,179	GBP	Australia and New Zealand Banking Group Limited	03/31/17	1,450	1,485	35
516	GBP	Societe Generale	03/31/17	636	651	15
				36,860	37,370	510

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,044	AUD	Australia and New Zealand Banking Group Limited	03/31/17	10,098	10,637	(539)
47,125	CAD	Deutsche Bank AG	02/28/17	35,952	36,223	(271)
5,184	CAD	State Street Corp.	02/28/17	3,911	3,985	(74)
8,155	CAD	Goldman Sachs International	03/31/17	6,053	6,270	(217)
9,532	EUR	Australia and New Zealand Banking Group Limited	03/31/17	9,971	10,317	(346)
821	EUR	Credit Suisse International	03/31/17	863	888	(25)
141	EUR	Goldman Sachs International	03/31/17	149	152	(3)
200	EUR	Merrill Lynch International	03/31/17	212	217	(5)
129,715	EUR	National Australia Bank	03/31/17	136,320	140,398	(4,078)
506	EUR	Standard Chartered Bank	03/31/17	528	547	(19)
4,060	GBP	HSBC Bank, N.A.	02/28/17	5,120	5,110	10
363	GBP	Australia and New Zealand Banking Group Limited	03/31/17	446	457	(11)
4,614	GBP	Barclays Bank plc	03/31/17	5,679	5,812	(133)
128	GBP	Credit Suisse International	03/31/17	160	162	(2)
289	GBP	Goldman Sachs International	03/31/17	351	364	(13)
1,511,665	JPY	National Australia Bank	03/31/17	12,909	13,418	(509)
				228,722	234,957	(6,235)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DIP	—	Debtor-in-possession
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2017. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2017.
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of the security is segregated as collateral for short sales. The total value of securities is $14,668.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of January 31, 2017.
^	—	All or a portion of the security is unsettled as of January 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	105,513
Aggregate gross unrealized depreciation	(31,275)

Net unrealized appreciation/depreciation	74,238

Federal income tax cost of investments	1,430,692

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The	following table represents each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	20,179	—	20,179
Belgium	429	3,463	—	3,892
Bermuda	31	—	—	31
Brazil	4,251	—	—	4,251
Canada	6,594	—	—	6,594
Chile	524	—	—	524
China	2,705	4,661	—	7,366
Denmark	—	2,701	—	2,701
Finland	—	6,412	—	6,412
France	—	30,693	—	30,693
Germany	—	30,218	—	30,218
Hong Kong	505	12,142	—	12,647
India	6,577	1,029	—	7,606
Indonesia	—	2,192	—	2,192
Ireland	1,364	—	—	1,364
Israel	2,076	—	—	2,076
Italy	—	8,284	—	8,284
Japan	—	69,527	—	69,527
Luxembourg	—	1,235	—	1,235
Malaysia	372	—	—	372
Mexico	879	—	—	879
Netherlands	—	18,718	—	18,718
New Zealand	—	1,045	—	1,045
Norway	—	1,199	—	1,199
Peru	679	—	—	679
Portugal	—	1,041	—	1,041
Russia	179	3,231	—	3,410
Singapore	—	2,863	—	2,863
South Africa	943	5,640	—	6,583
South Korea	—	3,405	—	3,405
Spain	33	7,011	—	7,044
Sweden	—	2,993	—	2,993
Switzerland	868	27,895	—	28,763
Taiwan	3,160	1,642	—	4,802
Thailand	756	669	—	1,425
Turkey	—	522	—	522
United Kingdom	1,269	46,418	—	47,687

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	329,246	2,553	—	331,799

Total Common Stocks	363,440	319,581	—	683,021

Preferred Stocks
Brazil	1,231	—	—	1,231
Germany	—	2,757	—	2,757
Ireland	—	68	—	68
United States	16	—	—	16

Total Preferred Stocks	1,247	2,825	—	4,072

Investment Companies
United States	44,443	—	—	44,443
Debt Securities
Asset-Backed Securities
United States	—	19,152	45,231	64,383
Collateralized Mortgage Obligations
United States	—	35,307	537	35,844
Commercial Mortgage-Backed Securities
United States	—	8,361	—	8,361
Convertible Bonds
United States	—	36	—	36
Corporate Bonds
Bahamas	—	—	46	46
Belgium	—	1,386	—	1,386
Brazil	—	1,732	—	1,732
Canada	—	12,456	—	12,456
Finland	—	525	—	525
France	—	18,723	—	18,723
Germany	—	13,702	—	13,702
Greece	—	457	—	457
Ireland	—	6,158	—	6,158
Israel	—	489	—	489
Italy	—	12,355	—	12,355
Japan	—	2,388	—	2,388
Luxembourg	—	21,523	—	21,523
Mexico	—	3,738	—	3,738
Netherlands	—	6,993	—	6,993
New Zealand	—	998	—	998
Portugal	—	561	—	561
Spain	—	10,392	—	10,392
Sweden	—	4,886	—	4,886
Switzerland	—	923	—	923
United Arab Emirates	—	144	—	144
United Kingdom	—	26,358	—	26,358
United States	—	282,112	169	282,281

Total Corporate Bonds	—	428,999	215	429,214

Loan Assignments
Australia	—	123	—	123
Canada	—	1,027	—	1,027
United States	—	14,987	—	14,987

Total Loan Assignments	—	16,137	—	16,137

Foreign Government Securities	—	49,218	—	49,218
U.S. Treasury Obligations	—	22,954	—	22,954
Options Purchased
Call Options Purchased	7,701	—	—	7,701

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Right
United States	—	—	—	(a)	— (a)
Short-Term Investment
Foreign Government Treasury Bills	—	40,238	—		40,238
Investment Company	99,308	—	—		99,308

Total Investments in Securities	516,139	942,808	45,983		1,504,930

Liabilities
Common Stocks
Bermuda	(31)	—	—		(31)
Canada	(267)	—	—		(267)
Sweden	(39)	—	—		(39)
Taiwan	(32)	—	—		(32)
United Kingdom	(108)	—	—		(108)
United States	(11,480)	—	—		(11,480)

Total Common Stocks	(11,957)	—	—		(11,957)

Total Liabilities in Securities Sold Short	(11,957)	—	—		(11,957)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	520	—		520
Futures Contracts	2,451	35	—		2,486

Total Appreciation in Other Financial Instruments	2,451	555	—		3,006

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(6,245)	—		(6,245)
Futures Contracts	(1,233)	(1,326)	—		(2,559)

Total Depreciation in Other Financial Instruments	(1,233)	(7,571)	—		(8,804)

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2017.

There were no significant transfers among the other levels during the period ended January 31, 2017.

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017
Asset-Backed Securities — United States	$30,046	$—	$(43)	$45	$1,161	$(2,332)	$19,062	$(2,708)	$45,231
Collateralized Mortgage Obligation — United States	—	—	—	—	—	(40)	577	—	537
Common Stocks — United States	42	—	—	—	—	—	—	(42)	—
Corporate Bonds — Bahamas	50	—	(4)	—	—	—	—	—	46
Corporate Bonds — United States	278	—	10	—	—	—	—	(119)	169
Preferred Stock — Ireland	67	—	—	—	—	—	—	(67)	—
Right — United States	—	—	— (a)	—	—	—	—	—	—	(a)

Total	$30,483	$—	$(37)	$45	$1,161	$(2,372)	$19,639	$(2,936)	$45,983

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the year ended January 31, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $(37,000).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$45,231		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 11.00% (4.11%)
				Constant Default Rate	2.50% — 38.00% (6.70%)
				Yield (Discount Rate of Cash Flows)	2.59% — 8.28% (4.51%)

Asset-Backed Securities	45,231

	537		Discounted Cash Flow	Constant Prepayment Rate	5.77% (5.77%)
				Constant Default Rate	3.00% (3.00%)
				Yield (Discount Rate of Cash Flows)	4.99% (4.99%)

Collateralized Mortgage Backed Securities	537

	130		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.83% (6.83%)
	0		Pending Distribution	Discount for Potential Outcome	100.00% (100.00%)

Corporate Bonds	130

	—	(a)	Pending Distribution	Discount for Potential Outcome	100.00% (100.00%)

Rights	—	(a)

Total	$45,898

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2017, the value of these investments was approximately $85,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contracts terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Belgium — 2.4%
35	Anheuser-Busch InBev SA/NV	3,605

	Canada — 0.9%
27	Toronto-Dominion Bank (The)	1,404

	China — 0.8%
1,029	CNOOC Ltd.	1,285

	Czech Republic — 2.1%
962	Moneta Money Bank AS, Reg. S, (a) (e)	3,180

	Denmark — 2.5%
112	Danske Bank A/S	3,749

	Finland — 2.4%
162	UPM-Kymmene OYJ	3,675

	France — 8.1%
30	Cie Generale des Etablissements Michelin	3,194
31	Sanofi	2,460
16	Unibail-Rodamco SE	3,684
40	Vinci SA	2,806

		12,144

	Germany — 11.4%
17	Allianz SE	2,839
23	BASF SE	2,209
57	Daimler AG	4,266
22	Deutsche Boerse AG (a)	2,033
64	Deutsche Wohnen AG	2,081
23	Evonik Industries AG	752
23	Siemens AG (a)	3,012

		17,192

	Hong Kong — 0.9%
323	Sands China Ltd.	1,422

	Israel — 1.0%
841	Bezeq The Israeli Telecommunication Corp. Ltd.	1,469

	Japan — 15.1%
90	Bridgestone Corp.	3,301
104	Daiwa House Industry Co. Ltd.	2,819
535	Daiwa Securities Group, Inc.	3,411
72	Honda Motor Co. Ltd., ADR	2,154
128	Mitsubishi Corp.	2,901
592	Mitsubishi UFJ Financial Group, Inc., ADR	3,785
66	Nippon Telegraph & Telephone Corp.	2,920
148	Nissan Motor Co. Ltd.	1,463

		22,754

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 10.0%
192	ING Groep NV	2,757
135	Koninklijke Ahold Delhaize NV (a)	2,873
168	NN Group NV	5,958
129	Royal Dutch Shell plc, Class A	3,492

		15,080

	New Zealand — 1.0%
582	Spark New Zealand Ltd.	1,500

	Norway — 1.9%
172	DNB ASA	2,877

	Russia — 6.9%
63	LUKOIL PJSC, ADR	3,536
216	MMC Norilsk Nickel PJSC, ADR	3,497
209	Severstal PJSC, Reg. S, GDR	3,325

		10,358

	South Korea — 2.0%
2	Samsung Electronics Co. Ltd.	2,978

	Sweden — 1.0%
56	Electrolux AB, Series B	1,479

	Switzerland — 5.7%
482	Glencore plc (a)	1,996
23	Novartis AG	1,708
21	Swiss Re AG	1,917
48	Wolseley plc	2,993

		8,614

	Taiwan — 0.9%
43	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,342

	United Kingdom — 21.2%
190	3i Group plc	1,681
380	BAE Systems plc	2,793
62	Berkeley Group Holdings plc	2,197
49	British American Tobacco plc	3,011
508	Direct Line Insurance Group plc	2,274
261	GlaxoSmithKline plc	5,048
97	HSBC Holdings plc, ADR	4,137
61	Imperial Brands plc	2,829
32	InterContinental Hotels Group plc	1,475
561	ITV plc	1,440
194	RSA Insurance Group plc	1,404
154	WPP plc	3,589

		31,878

	Total Common Stocks (Cost $137,598)	147,985

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
2,344	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $2,344)	2,344

	Total Investments — 99.8% (Cost $139,942)	150,329
	Other Assets in Excess of Liabilities — 0.2%	327

	NET ASSETS — 100.0%	$150,656

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.6%
Insurance	9.6
Pharmaceuticals	6.1
Metals & Mining	5.9
Oil, Gas & Consumable Fuels	5.5
Automobiles	5.2
Capital Markets	4.7
Auto Components	4.3
Trading Companies & Distributors	3.9
Diversified Telecommunication Services	3.9
Tobacco	3.9
Media	3.3
Real Estate Management & Development	3.3
Equity Real Estate Investment Trusts (REITs)	2.5
Household Durables	2.4
Paper & Forest Products	2.4
Beverages	2.4
Industrial Conglomerates	2.0
Technology Hardware, Storage & Peripherals	2.0
Chemicals	2.0
Hotels, Restaurants & Leisure	1.9
Food & Staples Retailing	1.9
Construction & Engineering	1.9
Aerospace & Defense	1.9
Others (each less than 1.0%)	0.9
Short-Term Investment	1.6

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities

Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,714
Aggregate gross unrealized depreciation	(2,327)

Net unrealized appreciation/depreciation	$10,387

Federal income tax cost of investments	$139,942

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$3,605	$—	$3,605
Canada	1,404	—	—	1,404
China	—	1,285	—	1,285
Czech Republic	—	3,180	—	3,180
Denmark	—	3,749	—	3,749
Finland	—	3,675	—	3,675
France	—	12,144	—	12,144
Germany	—	17,192	—	17,192
Hong Kong	—	1,422	—	1,422
Israel	—	1,469	—	1,469
Japan	5,939	16,815	—	22,754
Netherlands	—	15,080	—	15,080
New Zealand	—	1,500	—	1,500
Norway	—	2,877	—	2,877
Russia	—	10,358	—	10,358
South Korea	—	2,978	—	2,978
Sweden	—	1,479	—	1,479
Switzerland	—	8,614	—	8,614
Taiwan	1,342	—	—	1,342
United Kingdom	4,137	27,741	—	31,878

Total Common Stocks	12,822	135,163	—	147,985

Short-Term Investment
Investment Company	2,344	—	—	2,344

Total Investments in Securities	$15,166	$135,163	$—	$150,329

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $4,724,956 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 2.7%
119	AGL Energy Ltd.	2,045
987	Alumina Ltd.	1,454
299	Amcor Ltd.	3,245
531	AMP Ltd.	2,016
306	APA Group	1,955
60	Aristocrat Leisure Ltd.	700
19	ASX Ltd.	701
637	Aurizon Holdings Ltd.	2,421
683	Australia & New Zealand Banking Group Ltd.	15,178
61	Bendigo & Adelaide Bank Ltd.	582
649	BHP Billiton Ltd.	13,163
459	BHP Billiton plc	8,380
237	Boral Ltd.	1,048
297	Brambles Ltd.	2,350
71	Caltex Australia Ltd.	1,537
71	Challenger Ltd.	594
209	Coca-Cola Amatil Ltd.	1,544
19	Cochlear Ltd.	1,765
349	Commonwealth Bank of Australia	21,640
166	Computershare Ltd.	1,628
23	Crown Resorts Ltd.	201
92	CSL Ltd.	7,826
341	Dexus Property Group	2,325
266	DUET Group	565
127	Fortescue Metals Group Ltd.	644
449	Goodman Group	2,358
211	GPT Group (The)	751
184	Incitec Pivot Ltd.	539
352	Insurance Australia Group Ltd.	1,542
175	LendLease Group	1,873
72	Macquarie Group Ltd.	4,634
487	Medibank Pvt Ltd.	997
1,368	Mirvac Group	2,108
521	National Australia Bank Ltd.	11,985
148	Newcrest Mining Ltd.	2,427
339	Oil Search Ltd.	1,771
112	Orica Ltd.	1,597
267	Origin Energy Ltd.	1,434
341	Qantas Airways Ltd.	882
357	QBE Insurance Group Ltd.	3,384
40	Ramsay Health Care Ltd.	2,049
25	REA Group Ltd.	983
317	Santos Ltd.	964
958	Scentre Group	3,196

SHARES		SECURITY DESCRIPTION	VALUE($)
		Australia — continued
15		SEEK Ltd.	160
44		Sonic Healthcare Ltd.	700
1,438		South32 Ltd.	3,010
490		Stockland	1,618
338		Suncorp Group Ltd.	3,343
319		Sydney Airport	1,416
341		Tabcorp Holdings Ltd.	1,225
166		Tatts Group Ltd.	545
869		Telstra Corp. Ltd.	3,297
131		TPG Telecom Ltd.	644
499		Transurban Group	3,860
110		Treasury Wine Estates Ltd.	968
1,285		Vicinity Centres	2,787
215		Wesfarmers Ltd.	6,562
342		Westfield Corp.	2,280
675		Westpac Banking Corp.	16,248
156		Woodside Petroleum Ltd.	3,748
293		Woolworths Ltd.	5,467

			198,859

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.5%
230		Anheuser-Busch InBev SA/NV	24,014
166		KBC Group NV	10,778

			34,792

		Bermuda — 0.1%
88		Marvell Technology Group Ltd.	1,315
89		XL Group Ltd.	3,350

			4,665

		Canada — 3.8%
52		Agnico Eagle Mines Ltd.	2,484
33		Agrium, Inc.	3,353
104		Alimentation Couche-Tard, Inc., Class B	4,773
85		ARC Resources Ltd.	1,315
155		Bank of Montreal	11,720
280		Bank of Nova Scotia (The)	16,752
275		Barrick Gold Corp.	5,077
36		BCE, Inc.	1,638
221		Brookfield Asset Management, Inc., Class A	7,636
98		Canadian Imperial Bank of Commerce	8,344
188		Canadian National Railway Co.	13,047
270		Canadian Natural Resources Ltd.	8,170
119		Canadian Pacific Railway Ltd.	17,946
17		Canadian Tire Corp. Ltd., Class A	1,827

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Canada — continued
209	Cenovus Energy, Inc.	2,851
55	CGI Group, Inc., Class A (a)	2,634
5	Constellation Software, Inc.	2,126
126	Crescent Point Energy Corp.	1,464
29	Dollarama, Inc.	2,175
194	Enbridge, Inc.	8,260
211	Encana Corp.	2,697
6	Fairfax Financial Holdings Ltd.	2,581
69	Fortis, Inc.	2,220
43	Franco-Nevada Corp.	2,770
57	Gildan Activewear, Inc.	1,487
198	Goldcorp, Inc.	3,198
73	Great-West Lifeco, Inc.	2,006
73	Imperial Oil Ltd.	2,410
32	Intact Financial Corp.	2,365
84	Inter Pipeline Ltd.	1,815
294	Kinross Gold Corp. (a)	1,145
56	Loblaw Cos. Ltd.	2,941
100	Magna International, Inc.	4,347
486	Manulife Financial Corp.	9,316
59	Metro, Inc.	1,803
82	National Bank of Canada	3,547
60	Open Text Corp.	2,045
93	Pembina Pipeline Corp.	2,894
207	Potash Corp. of Saskatchewan, Inc.	3,846
92	Power Corp. of Canada	2,168
62	Power Financial Corp.	1,602
54	Restaurant Brands International, Inc.	2,655
89	Rogers Communications, Inc., Class B	3,876
336	Royal Bank of Canada	24,141
63	Saputo, Inc.	2,326
101	Shaw Communications, Inc., Class B	2,170
103	Silver Wheaton Corp.	2,280
37	SNC-Lavalin Group, Inc.	1,586
152	Sun Life Financial, Inc.	5,995
383	Suncor Energy, Inc.	11,871
133	Teck Resources Ltd., Class B	3,254
423	Toronto-Dominion Bank (The)	21,928
175	TransCanada Corp.	8,247
39	Waste Connections, Inc.	3,134

		276,258

	China — 0.0% (g)
412	Yangzijiang Shipbuilding Holdings Ltd.	236

SHARES		SECURITY DESCRIPTION	VALUE($)
		Denmark — 0.8%
6		AP Moller - Maersk A/S, Class B	10,494
131		Chr Hansen Holding A/S	8,022
241		Danske Bank A/S	8,052
492		Novo Nordisk A/S, Class B	17,783
75		Pandora A/S	9,775
1,274		TDC A/S (a)	6,715

			60,841

		Finland — 0.3%
153		Cargotec OYJ, Class B	7,350
763		Nokia OYJ	3,424
—	(h)	Nokian Renkaat OYJ	—	(h)
345		UPM-Kymmene OYJ	7,814
2		Wartsila OYJ Abp	87

			18,675

		France — 3.8%
177		Air Liquide SA	19,106
110		Airbus SE	7,424
102		Arkema SA	10,097
816		AXA SA	20,063
358		BNP Paribas SA	22,894
176		Bouygues SA	6,408
109		Capgemini SA	8,855
101		Cie de Saint-Gobain	4,963
128		Cie Generale des Etablissements Michelin	13,779
32		Danone SA	2,031
101		Engie SA	1,207
45		Kering	10,793
23		L’Oreal SA	4,116
13		LVMH Moet Hennessy Louis Vuitton SE	2,626
1,735		Natixis SA	10,279
69		Nexans SA (a)	4,001
147		Renault SA	13,216
252		Sanofi	20,243
242		Schneider Electric SE	17,345
178		Societe Generale SA	8,701
102		Sodexo SA	11,295
94		Thales SA	8,844
606		TOTAL SA	30,666
6		Unibail-Rodamco SE	1,467
197		Vinci SA	13,780
194		Vivendi SA	3,566

			277,765

		Germany — 3.2%
92		adidas AG	14,553

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
65	Allianz SE	11,052
185	BASF SE	17,835
200	Bayer AG	22,198
38	Bayerische Motoren Werke AG	3,468
143	Brenntag AG	8,308
36	Continental AG	7,061
156	Daimler AG	11,702
389	Deutsche Post AG	13,052
642	Deutsche Telekom AG	11,233
153	Evonik Industries AG	4,951
165	Fresenius SE & Co. KGaA	13,024
77	HeidelbergCement AG	7,450
519	Infineon Technologies AG	9,544
32	Linde AG	5,191
78	Merck KGaA	8,621
26	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,846
271	SAP SE	24,777
226	Siemens AG (a)	29,278
1,335	Telefonica Deutschland Holding AG	5,584
97	Uniper SE (a)	1,382

		235,110

	Hong Kong — 1.2%
2,496	AIA Group Ltd.	15,456
53	ASM Pacific Technology Ltd.	648
85	Bank of East Asia Ltd. (The)	364
925	BOC Hong Kong Holdings Ltd.	3,696
572	Cathay Pacific Airways Ltd.	775
176	Cheung Kong Infrastructure Holdings Ltd.	1,415
464	Cheung Kong Property Holdings Ltd.	3,048
650	CK Hutchison Holdings Ltd.	7,788
446	CLP Holdings Ltd.	4,353
409	Galaxy Entertainment Group Ltd.	1,943
153	Hang Lung Properties Ltd.	376
192	Hang Seng Bank Ltd.	3,920
350	Henderson Land Development Co. Ltd.	1,933
322	HKT Trust & HKT Ltd.	450
1,806	Hong Kong & China Gas Co. Ltd.	3,400
229	Hong Kong Exchanges & Clearing Ltd.	5,527
49	Hongkong Land Holdings Ltd.	330
2,431	Hutchison Port Holdings Trust, Class U	1,034
38	Jardine Matheson Holdings Ltd.	2,362
342	Kerry Properties Ltd.	968
908	Li & Fung Ltd.	394
349	Link REIT	2,381

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
240	MTR Corp. Ltd.	1,219
499	New World Development Co. Ltd.	576
311	NWS Holdings Ltd.	559
293	Power Assets Holdings Ltd.	2,803
653	Sands China Ltd.	2,874
1,068	Sino Land Co. Ltd.	1,765
330	Sun Hung Kai Properties Ltd.	4,541
204	Swire Pacific Ltd., Class A	2,073
99	Techtronic Industries Co. Ltd.	341
699	WH Group Ltd., Reg. S (e)	530
412	Wharf Holdings Ltd. (The)	3,089
388	Wheelock & Co. Ltd.	2,358
223	Yue Yuen Industrial Holdings Ltd.	814

		86,103

	Ireland — 0.0% (g)
148	James Hardie Industries plc, CDI	2,325

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	5,174

	Italy — 0.6%
382	Atlantia SpA	8,707
3,031	Enel SpA	12,673
48	Eni SpA	737
2,653	Intesa Sanpaolo SpA	6,231
197	Italgas SpA (a)	748
984	Snam SpA	3,746
8,659	Telecom Italia SpA (a)	7,446
232	UniCredit SpA (a)	6,325

		46,613

	Japan — 9.1%
27	AEON Financial Service Co. Ltd.	482
143	Aeon Mall Co. Ltd.	2,074
193	Air Water, Inc.	3,574
123	Ajinomoto Co., Inc.	2,424
61	Alfresa Holdings Corp.	996
245	Amada Holdings Co. Ltd.	2,884
65	Aozora Bank Ltd.	237
32	Asahi Group Holdings Ltd.	1,137
135	Asahi Kasei Corp.	1,259
302	Astellas Pharma, Inc.	4,059
137	Bandai Namco Holdings, Inc.	3,762
217	Bridgestone Corp.	7,970
187	Canon, Inc.	5,542
181	Casio Computer Co. Ltd.	2,498

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
19		Central Japan Railway Co.	3,135
141		Chubu Electric Power Co., Inc.	1,885
54		Chugai Pharmaceutical Co. Ltd.	1,581
702		Concordia Financial Group Ltd.	3,702
65		CYBERDYNE, Inc. (a)	912
67		Dai Nippon Printing Co. Ltd.	682
252		Daicel Corp.	2,784
310		Dai-ichi Life Holdings, Inc.	5,618
252		Daiichi Sankyo Co. Ltd.	5,634
84		Daikin Industries Ltd.	8,328
32		Daito Trust Construction Co. Ltd.	4,515
226		Daiwa House Industry Co. Ltd.	6,121
—	(h)	Daiwa House REIT Investment Corp.	813
65		DeNA Co. Ltd.	1,450
61		Denso Corp.	2,620
52		Dentsu, Inc.	2,390
58		DIC Corp.	1,802
78		East Japan Railway Co.	7,018
52		Eisai Co. Ltd.	2,844
155		Electric Power Development Co. Ltd.	3,600
32		FANUC Corp.	6,322
13		Fast Retailing Co. Ltd.	4,026
471		Fuji Electric Co. Ltd.	2,790
103		Fuji Heavy Industries Ltd.	4,134
161		FUJIFILM Holdings Corp.	6,250
323		Fujitsu Ltd.	1,877
104		Hankyu Hanshin Holdings, Inc.	3,529
1,420		Hitachi Ltd.	8,130
38		Hokuriku Electric Power Co.	384
452		Honda Motor Co. Ltd.	13,448
104		Hoya Corp.	4,529
235		Hulic Co. Ltd.	2,295
374		Inpex Corp.	3,674
129		Isuzu Motors Ltd.	1,732
530		ITOCHU Corp.	7,297
32		Itochu Techno-Solutions Corp.	869
207		J Front Retailing Co. Ltd.	2,982
123		Japan Airlines Co. Ltd.	3,907
58		Japan Exchange Group, Inc.	865
—	(h)	Japan Prime Realty Investment Corp.	779
—	(h)	Japan Real Estate Investment Corp.	1,807
—	(h)	Japan Retail Fund Investment Corp.	1,007
298		Japan Tobacco, Inc.	9,606
135		JSR Corp.	2,305

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
54	JTEKT Corp.	884
1,188	JX Holdings, Inc.	5,602
646	Kajima Corp.	4,502
296	Kansai Electric Power Co., Inc. (The) (a)	3,162
129	Kao Corp.	6,388
582	Kawasaki Heavy Industries Ltd.	1,821
316	KDDI Corp.	8,501
67	Keikyu Corp.	786
78	Kewpie Corp.	1,945
25	Keyence Corp.	9,865
387	Kintetsu Group Holdings Co. Ltd.	1,488
349	Kirin Holdings Co. Ltd.	5,712
149	Komatsu Ltd.	3,516
265	Kubota Corp.	4,208
27	Kurita Water Industries Ltd.	638
19	Kyocera Corp.	989
239	Kyowa Hakko Kirin Co. Ltd.	3,235
155	Kyushu Electric Power Co., Inc.	1,727
7	Lawson, Inc.	489
136	M3, Inc.	3,643
45	Mabuchi Motor Co. Ltd.	2,323
7	Makita Corp.	458
399	Marubeni Corp.	2,426
239	Mazda Motor Corp.	3,516
575	Mebuki Financial Group, Inc.	2,207
58	Mitsubishi Chemical Holdings Corp.	403
441	Mitsubishi Corp.	9,967
510	Mitsubishi Electric Corp.	7,761
127	Mitsubishi Estate Co. Ltd.	2,417
65	Mitsubishi Heavy Industries Ltd.	292
52	Mitsubishi Tanabe Pharma Corp.	1,037
3,247	Mitsubishi UFJ Financial Group, Inc.	20,794
710	Mitsubishi UFJ Lease & Finance Co. Ltd.	3,785
182	Mitsui & Co. Ltd.	2,665
646	Mitsui Chemicals, Inc.	3,038
135	Mitsui Fudosan Co. Ltd.	3,117
271	Mitsui OSK Lines Ltd.	861
3,641	Mizuho Financial Group, Inc.	6,756
38	MS&AD Insurance Group Holdings, Inc.	1,265
26	Murata Manufacturing Co. Ltd.	3,434
187	NGK Insulators Ltd.	3,671
136	NGK Spark Plug Co. Ltd.	3,059
135	NH Foods Ltd.	3,674
70	Nidec Corp.	6,601

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
26		Nintendo Co. Ltd.	5,219
—	(h)	Nippon Building Fund, Inc.	1,843
—	(h)	Nippon Prologis REIT, Inc.	537
265		Nippon Steel & Sumitomo Metal Corp.	6,394
226		Nippon Telegraph & Telephone Corp.	9,983
258		Nippon Yusen KK	546
603		Nissan Motor Co. Ltd.	5,966
185		Nisshin Seifun Group, Inc.	2,819
32		Nitori Holdings Co. Ltd.	3,631
26		Nitto Denko Corp.	2,034
633		Nomura Holdings, Inc.	3,922
1		Nomura Real Estate Master Fund, Inc.	1,153
214		NSK Ltd.	2,599
359		NTT DOCOMO, Inc.	8,572
65		Obayashi Corp.	615
33		Obic Co. Ltd.	1,560
110		Olympus Corp.	3,795
75		Omron Corp.	3,081
26		Ono Pharmaceutical Co. Ltd.	531
84		Oriental Land Co. Ltd.	4,581
460		ORIX Corp.	6,933
65		Otsuka Corp.	3,325
149		Otsuka Holdings Co. Ltd.	6,841
478		Panasonic Corp.	4,971
194		Rakuten, Inc.	1,939
19		Recruit Holdings Co. Ltd.	827
717		Resona Holdings, Inc.	3,880
13		Rinnai Corp.	1,105
65		Rohm Co. Ltd.	4,131
13		Ryohin Keikaku Co. Ltd.	2,418
61		Santen Pharmaceutical Co. Ltd.	760
7		Secom Co. Ltd.	470
13		Sekisui Chemical Co. Ltd.	212
86		Sekisui House Ltd.	1,385
149		Seven & i Holdings Co. Ltd.	5,929
68		Shimadzu Corp.	1,148
19		Shimamura Co. Ltd.	2,490
13		Shimano, Inc.	2,113
122		Shin-Etsu Chemical Co. Ltd.	10,534
65		Shionogi & Co. Ltd.	3,126
326		Shizuoka Bank Ltd. (The)	2,837
7		SMC Corp.	1,856
245		SoftBank Group Corp.	18,898
161		Sompo Holdings, Inc.	5,844

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
278	Sony Corp.	8,405
27	Stanley Electric Co. Ltd.	758
358	Sumitomo Electric Industries Ltd.	5,202
130	Sumitomo Metal Mining Co. Ltd.	1,761
310	Sumitomo Mitsui Financial Group, Inc.	12,158
116	Sumitomo Mitsui Trust Holdings, Inc.	4,335
64	Sumitomo Realty & Development Co. Ltd.	1,731
32	Sundrug Co. Ltd.	2,234
34	Suntory Beverage & Food Ltd.	1,434
33	Suruga Bank Ltd.	747
84	Suzuken Co. Ltd.	2,757
155	Suzuki Motor Corp.	5,982
32	Sysmex Corp.	1,941
84	T&D Holdings, Inc.	1,243
90	Takeda Pharmaceutical Co. Ltd.	3,786
61	Tohoku Electric Power Co., Inc.	739
123	Tokio Marine Holdings, Inc.	5,116
282	Tokyo Electric Power Co. Holdings, Inc. (a)	1,082
52	Tokyo Electron Ltd.	5,355
259	Tokyo Gas Co. Ltd.	1,149
87	Tokyo Tatemono Co. Ltd.	1,157
581	Tokyu Corp.	4,279
588	Tokyu Fudosan Holdings Corp.	3,434
387	Toppan Printing Co. Ltd.	3,799
452	Toshiba Corp. (a)	969
19	Toyo Suisan Kaisha Ltd.	692
67	Toyota Industries Corp.	3,243
549	Toyota Motor Corp.	31,908
27	Toyota Tsusho Corp.	740
52	Trend Micro, Inc.	1,999
1	United Urban Investment Corp.	858
84	West Japan Railway Co.	5,466
582	Yamada Denki Co. Ltd.	3,206
13	Yamaha Motor Co. Ltd.	270
116	Yamato Holdings Co. Ltd.	2,344

		661,136

	Jersey — 0.1%
49	Randgold Resources Ltd.	4,168

	Luxembourg — 0.1%
1,102	ArcelorMittal (a)	8,597

	Netherlands — 2.0%
129	ASML Holding NV	15,702
130	Heineken Holding NV	9,154
39	Heineken NV	2,904

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
1,284	ING Groep NV	18,439
511	Koninklijke Ahold Delhaize NV (a)	10,879
2,205	Koninklijke KPN NV	6,352
317	Koninklijke Philips NV	9,296
342	NN Group NV	12,128
44	NXP Semiconductors NV (a)	4,327
1,247	Royal Dutch Shell plc, Class A	33,814
738	Royal Dutch Shell plc, Class B	20,836

		143,831

	New Zealand — 0.1%
291	Auckland International Airport Ltd.	1,460
192	Contact Energy Ltd.	672
262	Fletcher Building Ltd.	2,021
102	Ryman Healthcare Ltd.	653
579	Spark New Zealand Ltd.	1,492

		6,298

	Norway — 0.1%
942	Norsk Hydro ASA	5,371

	Portugal — 0.1%
437	Galp Energia SGPS SA	6,445

	Singapore — 0.4%
169	Ascendas Real Estate Investment Trust	295
335	CapitaLand Ltd.	782
379	CapitaLand Mall Trust	521
390	ComfortDelGro Corp. Ltd.	667
472	DBS Group Holdings Ltd.	6,387
771	Genting Singapore plc	532
866	Global Logistic Properties Ltd.	1,597
17	Jardine Cycle & Carriage Ltd.	490
449	Keppel Corp. Ltd.	1,971
796	Oversea-Chinese Banking Corp. Ltd.	5,310
79	Singapore Exchange Ltd.	417
153	Singapore Press Holdings Ltd.	376
1,756	Singapore Telecommunications Ltd.	4,829
304	United Overseas Bank Ltd.	4,516
618	Wilmar International Ltd.	1,701

		30,391

	Spain — 1.0%
762	Banco Bilbao Vizcaya Argentaria SA	5,182
2,517	Banco Santander SA	14,060
10,081	Bankia SA	10,657
1,157	Distribuidora Internacional de Alimentacion SA	6,122
1,992	Iberdrola SA (a)	12,583

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
386	Industria de Diseno Textil SA	12,752
1,020	Telefonica SA	9,872

		71,228

	Sweden — 0.8%
63	Assa Abloy AB, Class B	1,198
308	Electrolux AB, Series B	8,198
1,283	Nordea Bank AB	15,488
748	Sandvik AB	10,097
978	Skandinaviska Enskilda Banken AB, Class A	10,983
602	Telefonaktiebolaget LM Ericsson, Class B	3,565
1,625	Telia Co. AB	6,592

		56,121

	Switzerland — 3.1%
186	ABB Ltd. (a)	4,431
32	Actelion Ltd. (a)	8,302
125	Adecco Group AG	8,909
91	Cie Financiere Richemont SA	7,087
266	Credit Suisse Group AG (a)	4,061
657	Glencore plc (a)	2,723
276	LafargeHolcim Ltd. (a)	14,850
747	Nestle SA	54,747
389	Novartis AG	28,726
168	Roche Holding AG	39,850
125	Swiss Re AG	11,685
10	Syngenta AG (a)	4,210
485	UBS Group AG	7,877
229	Wolseley plc	14,177
47	Zurich Insurance Group AG (a)	13,595

		225,230

	United Kingdom — 5.3%
1,196	3i Group plc	10,569
82	Anglo American plc (a)	1,418
324	Associated British Foods plc	9,779
134	AstraZeneca plc	7,090
515	BAE Systems plc	3,786
1,804	Barclays plc	5,007
852	Barratt Developments plc	5,136
3,094	BP plc	18,476
549	British American Tobacco plc	33,883
615	BT Group plc	2,357
11	Capita plc	66
3,957	Centrica plc	11,203
586	Compass Group plc	10,428
281	Diageo plc	7,805

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
1,175	Dixons Carphone plc	4,686
1,436	GlaxoSmithKline plc	27,753
2,843	HSBC Holdings plc	24,251
157	Imperial Brands plc	7,258
228	InterContinental Hotels Group plc	10,596
2,906	ITV plc	7,457
1,265	Kingfisher plc	5,367
52	Liberty Global plc, Class A (a)	1,881
118	Liberty Global plc, Series C (a)	4,136
2,000	Lloyds Banking Group plc	1,640
182	London Stock Exchange Group plc	7,293
450	National Grid plc	5,273
38	Pentair plc	2,217
34	Persimmon plc	829
1,015	Prudential plc	19,675
99	Reckitt Benckiser Group plc	8,485
98	Rio Tinto Ltd.	4,996
357	Rio Tinto plc	15,811
1,401	RSA Insurance Group plc	10,142
1,430	Standard Chartered plc (a)	14,000
2,864	Taylor Wimpey plc	6,046
189	TechnipFMC plc (a)	6,197
486	Unilever NV, CVA	19,698
7,948	Vodafone Group plc	19,469
166	Whitbread plc	8,205
755	WPP plc	17,571

		387,935

	United States — 59.4%
5	3M Co.	802
596	Abbott Laboratories	24,903
310	Accenture plc, Class A	35,323
46	Activision Blizzard, Inc.	1,838
8	Acuity Brands, Inc.	1,747
300	Adobe Systems, Inc. (a)	34,020
190	Aetna, Inc.	22,536
204	Agilent Technologies, Inc.	10,000
99	Alexion Pharmaceuticals, Inc. (a)	12,973
176	Allegion plc	11,528
133	Allergan plc (a)	29,045
68	Alphabet, Inc., Class A (a)	56,043
84	Alphabet, Inc., Class C (a)	67,238
344	Altria Group, Inc.	24,499
98	Amazon.com, Inc. (a)	80,829
298	Ameren Corp.	15,709

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
228	American International Group, Inc.	14,654
37	American Water Works Co., Inc.	2,739
36	Ameriprise Financial, Inc.	4,018
14	Amgen, Inc.	2,186
237	Anadarko Petroleum Corp.	16,481
340	Analog Devices, Inc.	25,485
31	Antero Resources Corp. (a)	766
1,148	Apple, Inc.	139,333
121	Archer-Daniels-Midland Co.	5,369
20	Arrow Electronics, Inc. (a)	1,443
260	Arthur J Gallagher & Co.	13,992
11	Ashland Global Holdings, Inc.	1,332
1,276	AT&T, Inc.	53,785
45	Automatic Data Processing, Inc.	4,579
6	AutoZone, Inc. (a)	4,357
81	AvalonBay Communities, Inc.	13,981
21	B/E Aerospace, Inc.	1,298
3,084	Bank of America Corp.	69,821
364	Bank of New York Mellon Corp. (The)	16,284
48	BB&T Corp.	2,207
44	Becton Dickinson and Co.	7,756
248	Berkshire Hathaway, Inc., Class B (a)	40,716
118	Best Buy Co., Inc.	5,250
92	Biogen, Inc. (a)	25,634
58	BioMarin Pharmaceutical, Inc. (a)	5,112
48	BlackRock, Inc.	17,917
887	Boston Scientific Corp. (a)	21,333
582	Bristol-Myers Squibb Co.	28,625
147	Brixmor Property Group, Inc.	3,546
204	Broadcom Ltd.	40,609
26	Broadridge Financial Solutions, Inc.	1,710
245	Cabot Oil & Gas Corp.	5,253
31	Cadence Design Systems, Inc. (a)	816
16	Camden Property Trust	1,339
248	Capital One Financial Corp.	21,671
87	Carnival Corp.	4,792
52	Caterpillar, Inc.	4,983
66	CBRE Group, Inc., Class A (a)	1,995
16	CBS Corp. (Non-Voting), Class B	1,001
29	CDK Global, Inc.	1,791
32	CDW Corp.	1,626
31	Celanese Corp., Series A	2,633
303	Celgene Corp. (a)	35,156
37	Centene Corp. (a)	2,311

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
686	Charles Schwab Corp. (The)	28,295
97	Charter Communications, Inc., Class A (a)	31,573
43	Cheniere Energy, Inc. (a)	2,037
337	Chevron Corp.	37,515
184	Chubb Ltd.	24,194
36	Cigna Corp.	5,213
702	Cisco Systems, Inc.	21,571
914	Citigroup, Inc.	51,012
87	Citizens Financial Group, Inc.	3,157
349	CMS Energy Corp.	14,850
642	Coca-Cola Co. (The)	26,693
209	Cognizant Technology Solutions Corp., Class A (a)	11,013
672	Comcast Corp., Class A	50,679
138	Concho Resources, Inc. (a)	19,223
140	Constellation Brands, Inc., Class A	20,999
10	Cooper Cos., Inc. (The)	1,863
7	Core Laboratories NV	858
219	Corning, Inc.	5,800
168	Costco Wholesale Corp.	27,475
204	Crown Holdings, Inc. (a)	11,026
65	Cummins, Inc.	9,529
53	CVS Health Corp.	4,190
127	Danaher Corp.	10,632
53	Deere & Co.	5,627
139	Delphi Automotive plc	9,749
281	Delta Air Lines, Inc.	13,255
123	Diamondback Energy, Inc. (a)	12,917
21	Dick’s Sporting Goods, Inc.	1,061
287	Discover Financial Services	19,911
257	DISH Network Corp., Class A (a)	15,221
133	Dollar General Corp.	9,847
369	Dow Chemical Co. (The)	21,977
409	DR Horton, Inc.	12,236
41	Dr Pepper Snapple Group, Inc.	3,726
59	E*TRADE Financial Corp. (a)	2,199
257	Eastman Chemical Co.	19,917
323	Eaton Corp. plc	22,874
11	Edgewell Personal Care Co. (a)	839
217	Edison International	15,798
359	EI du Pont de Nemours & Co.	27,129
393	Eli Lilly & Co.	30,267
296	EOG Resources, Inc.	30,096
187	EQT Corp.	11,331
26	Equinix, Inc.	10,020

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
31	Everest Re Group Ltd.	6,862
198	Exelon Corp.	7,096
36	Extra Space Storage, Inc.	2,608
797	Exxon Mobil Corp.	66,896
13	F5 Networks, Inc. (a)	1,787
636	Facebook, Inc., Class A (a)	82,886
54	FedEx Corp.	10,155
308	Fidelity National Information Services, Inc.	24,439
59	First Data Corp., Class A (a)	904
15	First Republic Bank	1,385
23	FLIR Systems, Inc.	824
75	Fluor Corp.	4,140
30	Foot Locker, Inc.	2,079
294	Ford Motor Co.	3,631
64	Fortive Corp.	3,552
105	General Dynamics Corp.	19,037
2,075	General Electric Co.	61,627
288	General Motors Co.	10,560
387	Gilead Sciences, Inc.	28,048
25	Global Payments, Inc.	1,925
104	Goldman Sachs Group, Inc. (The)	23,791
181	Halliburton Co.	10,226
328	Hartford Financial Services Group, Inc. (The)	15,995
217	HCP, Inc.	6,568
348	Hewlett Packard Enterprise Co.	7,893
37	Hilton Worldwide Holdings, Inc.	2,133
27	HollyFrontier Corp.	792
39	Hologic, Inc. (a)	1,598
372	Home Depot, Inc. (The)	51,241
328	Honeywell International, Inc.	38,754
777	HP, Inc.	11,688
84	Humana, Inc.	16,698
231	Huntington Bancshares, Inc.	3,128
9	Huntington Ingalls Industries, Inc.	1,781
18	IDEXX Laboratories, Inc. (a)	2,154
65	Illumina, Inc. (a)	10,368
34	Incyte Corp. (a)	4,160
160	Ingersoll-Rand plc	12,686
14	Ingredion, Inc.	1,765
405	Intel Corp.	14,912
301	Intercontinental Exchange, Inc.	17,595
108	International Business Machines Corp.	18,892
85	Jack Henry & Associates, Inc.	7,624
410	Johnson & Johnson	46,478

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
189	Johnson Controls International plc	8,323
8	Jones Lang LaSalle, Inc.	851
24	Kansas City Southern	2,023
920	KeyCorp	16,531
143	Kimberly-Clark Corp.	17,360
414	Kimco Realty Corp.	10,293
250	Kinder Morgan, Inc.	5,581
249	Kraft Heinz Co. (The)	22,275
467	Kroger Co. (The)	15,870
51	L3 Technologies, Inc.	8,127
29	Laboratory Corp. of America Holdings (a)	3,880
118	Lam Research Corp.	13,573
16	Lear Corp.	2,242
40	Lennox International, Inc.	6,239
23	Liberty Broadband Corp., Class C (a)	2,005
24	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	871
87	Liberty Property Trust	3,325
79	Lincoln National Corp.	5,301
436	Lowe’s Cos., Inc.	31,878
24	Macerich Co. (The)	1,680
204	Macy’s, Inc.	6,029
16	ManpowerGroup, Inc.	1,482
146	Marathon Petroleum Corp.	7,035
387	Masco Corp.	12,757
73	Mastercard, Inc., Class A	7,760
40	McDonald’s Corp.	4,898
46	McKesson Corp.	6,410
56	Medtronic plc	4,240
545	Merck & Co., Inc.	33,765
527	MetLife, Inc.	28,689
43	MGM Resorts International (a)	1,231
100	Microchip Technology, Inc.	6,715
1,874	Microsoft Corp.	121,158
214	Molson Coors Brewing Co., Class B	20,621
675	Mondelez International, Inc., Class A	29,909
805	Morgan Stanley	34,213
416	Mosaic Co. (The)	13,061
14	Mylan NV (a)	524
29	National Retail Properties, Inc.	1,281
95	Newell Brands, Inc.	4,507
44	Newfield Exploration Co. (a)	1,773
108	Newmont Mining Corp.	3,915
230	NextEra Energy, Inc.	28,407
84	NIKE, Inc., Class B	4,453

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
57	NiSource, Inc.	1,280
63	Northrop Grumman Corp.	14,324
52	Nuance Communications, Inc. (a)	830
71	NVIDIA Corp.	7,770
89	Occidental Petroleum Corp.	6,033
238	Oracle Corp.	9,556
65	O’Reilly Automotive, Inc. (a)	17,040
202	PACCAR, Inc.	13,585
23	Parsley Energy, Inc., Class A (a)	815
218	PayPal Holdings, Inc. (a)	8,686
484	PepsiCo, Inc.	50,204
1,725	Pfizer, Inc.	54,738
329	PG&E Corp.	20,353
246	Philip Morris International, Inc.	23,686
162	Pinnacle West Capital Corp.	12,608
132	Pioneer Natural Resources Co.	23,825
25	Plains GP Holdings LP, Class A	804
1	Priceline Group, Inc. (The) (a)	2,300
447	Procter & Gamble Co. (The)	39,135
279	Prologis, Inc.	13,627
90	Prudential Financial, Inc.	9,436
40	Public Storage	8,626
493	PulteGroup, Inc.	10,597
16	PVH Corp.	1,480
81	QUALCOMM, Inc.	4,347
42	Quest Diagnostics, Inc.	3,866
11	Ralph Lauren Corp.	988
36	Range Resources Corp.	1,178
28	Raymond James Financial, Inc.	2,132
20	Regency Centers Corp.	1,366
3	Regeneron Pharmaceuticals, Inc. (a)	963
565	Regions Financial Corp.	8,145
14	Reinsurance Group of America, Inc.	1,704
368	Reynolds American, Inc.	22,114
27	Robert Half International, Inc.	1,259
144	Ross Stores, Inc.	9,496
148	Royal Caribbean Cruises Ltd.	13,874
17	S&P Global, Inc.	2,057
33	Sabre Corp.	805
26	SBA Communications Corp. (a)	2,705
366	Schlumberger Ltd.	30,650
228	Sealed Air Corp.	11,057
33	Sensata Technologies Holding NV (a)	1,370
5	Sherwin-Williams Co. (The)	1,586

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
257	Shire plc	14,324
13	Signet Jewelers Ltd.	1,041
94	Simon Property Group, Inc.	17,304
1,193	Sirius XM Holdings, Inc.	5,632
50	SL Green Realty Corp.	5,499
75	Snap-on, Inc.	13,633
84	Southwestern Energy Co. (a)	758
7	Spectrum Brands Holdings, Inc.	955
381	Spirit Realty Capital, Inc.	4,004
186	Stanley Black & Decker, Inc.	23,050
560	Starbucks Corp.	30,897
113	State Street Corp.	8,620
167	STORE Capital Corp.	3,943
244	SunTrust Banks, Inc.	13,850
44	SVB Financial Group (a)	7,661
31	Synopsys, Inc. (a)	1,975
73	TD Ameritrade Holding Corp.	3,371
336	TE Connectivity Ltd.	25,016
37	TEGNA, Inc.	841
8	Teleflex, Inc.	1,355
491	Texas Instruments, Inc.	37,061
65	Textron, Inc.	3,084
122	Thermo Fisher Scientific, Inc.	18,572
85	Thomson Reuters Corp.	3,805
211	Time Warner, Inc.	20,473
344	TJX Cos., Inc. (The)	25,757
197	T-Mobile US, Inc. (a)	12,286
26	TripAdvisor, Inc. (a)	1,371
871	Twenty-First Century Fox, Inc., Class A	27,319
89	Twenty-First Century Fox, Inc., Class B	2,755
366	Union Pacific Corp.	39,047
225	United Continental Holdings, Inc. (a)	15,869
37	United Parcel Service, Inc., Class B	4,016
12	United Rentals, Inc. (a)	1,485
127	United Technologies Corp.	13,889
10	United Therapeutics Corp. (a)	1,561
326	UnitedHealth Group, Inc.	52,901
49	Unum Group	2,210
51	US Bancorp	2,687
165	Valero Energy Corp.	10,822
178	Vantiv, Inc., Class A (a)	11,079
21	VeriSign, Inc. (a)	1,678
435	Verizon Communications, Inc.	21,305
156	Vertex Pharmaceuticals, Inc. (a)	13,370

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
590	Visa, Inc., Class A	48,807
34	Voya Financial, Inc.	1,370
27	Vulcan Materials Co.	3,518
346	Walgreens Boots Alliance, Inc.	28,346
48	Wal-Mart Stores, Inc.	3,173
379	Walt Disney Co. (The)	41,985
48	WEC Energy Group, Inc.	2,837
1,308	Wells Fargo & Co.	73,692
74	Western Union Co. (The)	1,457
196	WestRock Co.	10,459
70	WEX, Inc. (a)	7,975
102	Workday, Inc., Class A (a)	8,498
9	WW Grainger, Inc.	2,210
303	Xcel Energy, Inc.	12,502
40	Yum Brands, Inc.	2,608
40	Zimmer Biomet Holdings, Inc.	4,678
20	Zoetis, Inc.	1,125

		4,310,905

	Total Common Stocks (Cost $6,173,712)	7,165,072

Preferred Stocks — 0.4%
	Germany — 0.4%
131	Henkel AG & Co. KGaA (Preference)	16,034
77	Volkswagen AG (Preference)	12,005

	Total Preferred Stocks (Cost $26,314)	28,039

Short-Term Investment — 0.7%
	Investment Company — 0.7%
48,349	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $48,349)	48,349

	Total Investments — 99.8% (Cost $6,248,375)	7,241,460
	Other Assets in Excess of Liabilities — 0.2%	17,951

	NET ASSETS — 100.0%	$7,259,411

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.4%
Oil, Gas & Consumable Fuels	6.2
Pharmaceuticals	6.0
Insurance	4.1
Media	3.3
Capital Markets	3.0
Software	3.0
IT Services	3.0
Internet Software & Services	2.9
Chemicals	2.7
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	2.6
Beverages	2.4
Technology Hardware, Storage & Peripherals	2.4
Diversified Telecommunication Services	2.2
Biotechnology	2.2
Industrial Conglomerates	2.1
Electric Utilities	2.0
Food Products	2.0
Equity Real Estate Investment Trusts (REITs)	1.9
Machinery	1.9
Health Care Providers & Services	1.9
Food & Staples Retailing	1.7
Automobiles	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.6
Metals & Mining	1.4
Road & Rail	1.4
Health Care Equipment & Supplies	1.3
Internet & Direct Marketing Retail	1.2
Household Products	1.1
Aerospace & Defense	1.1
Wireless Telecommunication Services	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	13.3
Short-Term Investment	0.7

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities

Act of 1933, or pursuant to an exemption from registration.

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,156,889
Aggregate gross unrealized depreciation	(163,804)

Net unrealized appreciation/depreciation	$993,085

Federal income tax cost of investments	$6,248,375

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$198,859	$—	$198,859
Austria	—	(a)	—	—	—	(a)
Belgium	—		34,792	—	34,792
Bermuda	4,665		—	—	4,665
Canada	276,258		—	—	276,258
China	—		236	—	236
Denmark	—		60,841	—	60,841
Finland	—		18,675	—	18,675
France	—		277,765	—	277,765
Germany	—		235,110	—	235,110
Hong Kong	814		85,289	—	86,103
Ireland	—		2,325	—	2,325
Israel	5,174		—	—	5,174
Italy	748		45,865	—	46,613
Japan	—		661,136	—	661,136
Jersey	—		4,168	—	4,168
Luxembourg	—		8,597	—	8,597
Netherlands	4,327		139,504	—	143,831
New Zealand	—		6,298	—	6,298
Norway	—		5,371	—	5,371
Portugal	—		6,445	—	6,445
Singapore	—		30,391	—	30,391
Spain	273		70,955	—	71,228
Sweden	—		56,121	—	56,121
Switzerland	4,210		221,020	—	225,230
United Kingdom	14,431		373,504	—	387,935
United States	4,296,581		14,324	—	4,310,905

Total Common Stocks	4,607,481		2,557,591	—	7,165,072

Preferred Stocks
Germany	—		28,039	—	28,039
Short-Term Investment
Investment Company	48,349		—	—	48,349

Total Investments in Securities	$4,655,830		$2,585,630	$—	$7,241,460

(a) Amount rounds to less than 500.

There were no significant transfers between level 1 and level 2 during the period ended January 31, 2017.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.1%
	Canada — 1.4%
— (h)	Canadian Pacific Railway Ltd.	26

	China — 8.9%
— (h)	Baidu, Inc., ADR (a)	27
6	China Overseas Land & Investment Ltd.	18
16	China Unicom Hong Kong Ltd.	19
— (h)	CNOOC Ltd., ADR	28
1	JD.com, Inc., ADR (a)	27
4	Ping An Insurance Group Co. of China Ltd., Class H	18
2	Vipshop Holdings Ltd., ADR (a)	27

		164

	France — 4.6%
— (h)	Airbus SE	26
1	AXA SA	27
— (h)	Sanofi	33

		86

	Germany — 1.0%
5	Telefonica Deutschland Holding AG	20

	Hong Kong — 1.1%
3	AIA Group Ltd.	20

	India — 1.2%
3	ICICI Bank Ltd., ADR	23

	Israel — 2.9%
2	Teva Pharmaceutical Industries Ltd., ADR	53

	Japan — 3.7%
2	Inpex Corp.	15
1	Japan Airlines Co. Ltd.	19
1	Sumitomo Mitsui Financial Group, Inc.	35

		69

	Luxembourg — 1.3%
3	ArcelorMittal (a)	23

	Netherlands — 2.7%
1	ASR Nederland NV (a)	24
— (h)	NXP Semiconductors NV (a)	26

		50

	Russia — 0.8%
— (h)	Magnit PJSC, Reg. S, GDR	15

	Switzerland — 3.6%
— (h)	LafargeHolcim Ltd. (a)	26

SHARES	SECURITY DESCRIPTION	VALUE($)
	Switzerland — continued
1	Novartis AG	41

		67

	United Kingdom — 9.8%
1	British American Tobacco plc	39
9	BT Group plc	33
13	ITV plc	33
1	Liberty Global plc, Class A (a)	29
20	Vodafone Group plc	48

		182

	United States — 47.1%
— (h)	Activision Blizzard, Inc.	19
— (h)	Aetna, Inc.	17
— (h)	Affiliated Managers Group, Inc. (a)	18
— (h)	Alexion Pharmaceuticals, Inc. (a)	26
— (h)	Allergan plc (a)	34
— (h)	Alphabet, Inc., Class C (a)	81
— (h)	Amazon.com, Inc. (a)	62
— (h)	Broadcom Ltd.	37
1	CBRE Group, Inc., Class A (a)	23
— (h)	Chubb Ltd.	23
1	Citigroup, Inc.	56
1	DISH Network Corp., Class A (a)	31
— (h)	Eastman Chemical Co.	28
1	Ensco plc, Class A	13
— (h)	EQT Corp.	16
— (h)	Gilead Sciences, Inc.	21
1	Globant SA (a)	17
— (h)	Honeywell International, Inc.	27
1	Kroger Co. (The)	44
— (h)	MetLife, Inc.	27
— (h)	Molson Coors Brewing Co., Class B	23
1	Morgan Stanley	27
— (h)	Pioneer Natural Resources Co.	36
— (h)	Shire plc, ADR	38
1	Time, Inc.	27
1	TripAdvisor, Inc. (a)	29
1	Twenty-First Century Fox, Inc., Class A	41
— (h)	Vertex Pharmaceuticals, Inc. (a)	31

		872

	Total Common Stocks (Cost $1,603)	1,670

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.9%
	Investment Company — 2.9%
54	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $54)	54

	Total Investments — 93.0% (Cost $1,657)	1,724
	Other Assets in Excess of Liabilities — 7.0%	129

	NET ASSETS — 100.0%	$1,853

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.4%
Media	9.3
Internet & Direct Marketing Retail	8.4
Insurance	8.0
Biotechnology	6.7
Banks	6.6
Internet Software & Services	6.3
Oil, Gas & Consumable Fuels	5.5
Diversified Telecommunication Services	4.2
Semiconductors & Semiconductor Equipment	3.6
Food & Staples Retailing	3.4
Wireless Telecommunication Services	2.8
Capital Markets	2.6
Real Estate Management & Development	2.4
Tobacco	2.3
Software	2.1
Chemicals	1.6
Industrial Conglomerates	1.6
Aerospace & Defense	1.5
Road & Rail	1.5
Construction Materials	1.5
Metals & Mining	1.4
Beverages	1.3
Airlines	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	0.8
Short-Term Investment	3.1

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134
Aggregate gross unrealized depreciation	(67)

Net unrealized appreciation/depreciation	$67

Federal income tax cost of investments	$1,657

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$26	$—	$—	$26
China	109	55	—	164
France	—	86	—	86
Germany	—	20	—	20
Hong Kong	—	20	—	20
India	23	—	—	23
Israel	53	—	—	53
Japan	—	69	—	69
Luxembourg	—	23	—	23
Netherlands	26	24	—	50
Russia	—	15	—	15
Switzerland	—	67	—	67
United Kingdom	29	153	—	182
United States	872	—	—	872

Total Common Stocks	1,138	532	—	1,670

Short-Term Investment
Investment Company	54	—	—	54

Total Investments in Securities	$1,192	$532	$—	$1,724

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.4%
	United States — 4.4%
	ABFC Trust,
314	Series 2003-OPT1, Class A1A, VAR, 1.591%, 04/25/33	305
1,946	Series 2004-HE1, Class M1, VAR, 1.671%, 03/25/34	1,824
1,335	Series 2004-OPT3, Class M1, VAR, 1.521%, 09/25/33	1,258
3,083	Series 2004-OPT5, Class A1, VAR, 1.471%, 06/25/34	2,915
1,558	Series 2005-WF1, Class M1, VAR, 1.311%, 11/25/34	1,508
1,267	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.626%, 01/25/35	1,173
	ACE Securities Corp. Home Equity Loan Trust,
1,248	Series 2003-FM1, Class M1, VAR, 2.061%, 11/25/32	1,130
1,444	Series 2003-HE1, Class M1, VAR, 1.746%, 11/25/33	1,366
918	Series 2003-NC1, Class M1, VAR, 1.941%, 07/25/33	879
4,258	Series 2003-OP1, Class M1, VAR, 1.821%, 12/25/33	4,069
1,129	Series 2004-HE2, Class M1, VAR, 1.806%, 10/25/34	1,071
2,335	Series 2004-HE4, Class M2, VAR, 1.746%, 12/25/34	2,288
4,494	Series 2004-OP1, Class M2, VAR, 2.346%, 04/25/34	4,262
1,090	American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 2.868%, 06/17/31	1,090
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
746	Series 2002-AR1, Class M1, VAR, 1.827%, 09/25/32	688
1,374	Series 2003-13, Class M1, VAR, 1.776%, 01/25/34	1,259
589	Series 2003-13, Class M2, VAR, 3.306%, 01/25/34	558
916	Series 2004-R1, Class A2, VAR, 1.371%, 02/25/34	813
4,633	Series 2004-R1, Class M1, VAR, 1.566%, 02/25/34	4,289
535	Series 2004-R1, Class M2, VAR, 1.641%, 02/25/34	493
70	Series 2004-R3, Class A1B, VAR, 1.471%, 05/25/34	70
345	Series 2004-R8, Class M1, VAR, 1.731%, 09/25/34	343

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,281	Series 2003-W5, Class M2, VAR, 3.531%, 10/25/33	1,223
802	Series 2004-W2, Class M2, VAR, 2.631%, 04/25/34	775
591	Series 2004-W2, Class M3, VAR, 2.856%, 04/25/34	543
2,137	Series 2004-W3, Class A3, VAR, 1.576%, 02/25/34	1,948
1,918	Series 2004-W4, Class A, VAR, 1.276%, 03/25/34	1,742
1,420	Series 2004-W6, Class M1, VAR, 1.596%, 05/25/34	1,363
571	Series 2004-W7, Class M2, VAR, 1.656%, 05/25/34	531
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,516	Series 2001-HE3, Class A1, VAR, 1.308%, 11/15/31	2,377
14	Series 2001-HE3, Class M1, VAR, 1.668%, 11/15/31	14
202	Series 2003-HE3, Class M2, VAR, 3.768%, 06/15/33	194
1,783	Series 2003-HE4, Class M1, VAR, 1.949%, 08/15/33	1,693
1,891	Series 2004-HE2, Class M2, VAR, 2.646%, 04/25/34	1,727
1,328	Series 2004-HE7, Class M2, VAR, 2.331%, 10/25/34	1,262
1,050	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	1,030
423	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	419
	Bear Stearns Asset-Backed Securities I Trust,
5,703	Series 2004-HE6, Class M2, VAR, 2.631%, 08/25/34	5,448
2,388	Series 2004-HE11, Class M2, VAR, 2.346%, 12/25/34	2,344
	Bear Stearns Asset-Backed Securities Trust,
879	Series 2003-1, Class M1, VAR, 2.421%, 11/25/42	832
585	Series 2003-SD1, Class A, VAR, 1.671%, 12/25/33	557
997	Series 2003-SD1, Class M1, VAR, 2.046%, 12/25/33	948

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
1,599	Series 2004-HE2, Class M2, VAR, 2.556%, 03/25/34	1,536
2,227	Series 2004-SD4, Class A1, VAR, 1.671%, 08/25/44	2,135
699	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, VAR, 2.106%, 08/25/33	674
	Centex Home Equity Loan Trust,
6,297	Series 2004-A, Class M1, VAR, 1.371%, 01/25/34	5,946
888	Series 2004-C, Class M2, VAR, 1.551%, 06/25/34	776
603	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	550
1,640	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,253
271	Series 2004-D, Class MV2, VAR, 1.461%, 09/25/34	245
	Chase Funding Loan Acquisition Trust,
1,263	Series 2004-AQ1, Class M1, VAR, 1.866%, 05/25/34	1,149
1,968	Series 2004-OPT1, Class M2, VAR, 2.271%, 06/25/34	1,901
	Chase Funding Trust,
1,521	Series 2003-4, Class 1A5, SUB, 5.317%, 05/25/33	1,560
190	Series 2003-4, Class 2M1, VAR, 1.671%, 03/25/33	182
568	Series 2003-5, Class 1M2, VAR, 5.641%, 09/25/32	508
2,345	Series 2003-6, Class 2A2, VAR, 1.351%, 11/25/34	2,070
2,573	Series 2003-6, Class 2M1, VAR, 1.521%, 11/25/34	2,408
1,157	Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,120
1,134	Series 2004-1, Class 2M1, VAR, 1.521%, 09/25/33	1,048
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,061
1,523	CHEC Loan Trust, Series 2004-1, Class M1, VAR, 1.671%, 07/25/34	1,357
	Citigroup Mortgage Loan Trust, Inc.,
309	Series 2005-OPT1, Class M4, VAR, 1.821%, 02/25/35	271
148	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	137
40	Continental Airlines Pass-Through Trust, Series 2004-ERJ1, 9.558%, 09/01/19	42

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Countrywide Asset-Backed Certificates,
281	Series 2002-3, Class M1, VAR, 1.896%, 03/25/32	276
1,026	Series 2002-4, Class M1, VAR, 1.896%, 12/25/32	955
1,345	Series 2003-3, Class 3A, VAR, 1.311%, 11/25/33	1,254
10,058	Series 2004-2, Class M1, VAR, 1.521%, 05/25/34	9,566
3,239	Series 2004-3, Class M1, VAR, 1.521%, 06/25/34	3,017
643	Series 2004-3, Class M2, VAR, 1.596%, 06/25/34	603
1,297	Series 2004-BC1, Class M1, VAR, 1.521%, 02/25/34	1,232
301	Series 2004-BC4, Class M1, VAR, 1.821%, 11/25/34	288
966	Series 2004-ECC2, Class M2, VAR, 1.746%, 12/25/34	930
3,000	Series 2005-12, Class M2, VAR, 1.261%, 02/25/36	2,779
4,909	Series 2005-AB3, Class 1A1, VAR, 1.021%, 02/25/36	4,329
9,706	Series 2006-19, Class 2A2, VAR, 0.931%, 03/25/37	9,361
1,342	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.716%, 01/25/35	1,238
	Credit-Based Asset Servicing & Securitization LLC,
2,859	Series 2003-CB6, Class M1, VAR, 1.806%, 12/25/33	2,652
1,537	Series 2004-CB2, Class M1, VAR, 1.551%, 07/25/33	1,416
661	Series 2005-CB8, Class AF2, SUB, 4.010%, 12/25/35	655
	CWABS, Inc. Asset-Backed Certificates Trust,
4,324	Series 2003-BC1, Class A1, VAR, 1.571%, 03/25/33	4,111
767	Series 2004-1, Class M2, VAR, 1.596%, 03/25/34	712
1,377	Series 2004-1, Class M3, VAR, 1.746%, 02/25/34	1,284
2,030	Series 2004-5, Class M2, VAR, 1.776%, 07/25/34	1,957
855	Series 2004-6, Class M2, VAR, 1.746%, 10/25/34	809
302	Series 2005-11, Class AF6, VAR, 4.707%, 02/25/36	313

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
471	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	453
	FFMLT Trust,
66	Series 2005-FF11, Class A2D, VAR, 1.451%, 11/25/35	66
10,500	Series 2005-FF11, Class M1, VAR, 1.416%, 11/25/35	9,961
203	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.716%, 11/25/34	155
991	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF3, Class M1, VAR, 1.596%, 05/25/34	925
	First Franklin Mortgage Loan Trust,
5,456	Series 2003-FF5, Class M1, VAR, 1.671%, 03/25/34	5,105
2,456	Series 2004-FF5, Class A1, VAR, 1.491%, 08/25/34	2,345
12,375	Series 2005-FF10, Class A1, VAR, 1.071%, 11/25/35	11,200
1,801	Series 2005-FF10, Class A4, VAR, 1.091%, 11/25/35	1,787
1,436	Series 2006-FF8, Class IIA3, VAR, 0.921%, 07/25/36	1,380
	Fremont Home Loan Trust,
2,160	Series 2003-A, Class M1, VAR, 1.746%, 08/25/33	2,026
2,145	Series 2004-2, Class M2, VAR, 1.701%, 07/25/34	2,073
3,993	Series 2004-A, Class M1, VAR, 1.596%, 01/25/34	3,664
540	Series 2004-B, Class M2, VAR, 1.716%, 05/25/34	484
961	Series 2004-C, Class M1, VAR, 1.746%, 08/25/34	907
1,799	Series 2004-D, Class M1, VAR, 1.641%, 11/25/34	1,618
1,116	Series 2004-D, Class M2, VAR, 1.671%, 11/25/34	1,064
1,316	GSAA Trust, Series 2005-6, Class A3, VAR, 1.141%, 06/25/35	1,309
	GSAMP Trust,
2,348	Series 2003-HE1, Class M1, VAR, 2.022%, 06/20/33	2,297
1,526	Series 2003-SEA, Class A1, VAR, 1.171%, 02/25/33	1,416
852	Series 2005-HE3, Class M2, VAR, 1.776%, 06/25/35	841

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,301	Series 2005-NC1, Class M1, VAR, 1.446%, 02/25/35	2,185
3,269	Series 2006-FM1, Class A2C, VAR, 0.931%, 04/25/36	1,901
7,075	Series 2006-HE3, Class A2C, VAR, 0.931%, 05/25/46	6,574
2,464	Series 2006-HE4, Class A2C, VAR, 0.921%, 06/25/36	2,340
6,813	Series 2007-SEA1, Class A, VAR, 1.071%, 12/25/36 (e)	6,305
	Home Equity Asset Trust,
4,092	Series 2002-5, Class M1, VAR, 2.471%, 05/25/33	3,931
1,026	Series 2003-3, Class M1, VAR, 2.061%, 08/25/33	985
443	Series 2004-6, Class M2, VAR, 1.671%, 12/25/34	388
4,100	Series 2005-7, Class M1, VAR, 1.221%, 01/25/36	3,956
	Home Equity Mortgage Loan Asset-Backed Trust,
579	Series 2004-B, Class M2, VAR, 1.881%, 11/25/34	538
9,712	Series 2004-C, Class M1, VAR, 1.596%, 03/25/35	9,043
1,043	Series 2004-C, Class M2, VAR, 1.656%, 03/25/35	933
1,319	Series 2006-B, Class 2A3, VAR, 0.961%, 06/25/36	1,252
	Invitation Homes Trust,
2,520	Series 2013-SFR1, Class C, VAR, 2.605%, 12/17/30 (e)	2,520
3,050	Series 2013-SFR1, Class E, VAR, 3.405%, 12/17/30 (e)	3,051
364	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, VAR, 0.926%, 04/25/36	358
	Long Beach Mortgage Loan Trust,
919	Series 2001-2, Class M1, VAR, 1.611%, 07/25/31	885
2,847	Series 2002-5, Class M1, VAR, 2.016%, 11/25/32	2,741
416	Series 2003-4, Class M1, VAR, 1.791%, 08/25/33	397
953	Series 2004-3, Class M2, VAR, 1.671%, 07/25/34	899
622	Series 2004-3, Class M4, VAR, 2.384%, 07/25/34	584
668	Series 2004-3, Class M6, VAR, 2.909%, 07/25/34	625

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
2,053	Series 2004-4, Class M1, VAR, 1.671%, 10/25/34	1,877
290	Series 2005-WL2, Class M1, VAR, 1.476%, 08/25/35	289
	Mastr Asset-Backed Securities Trust,
1,779	Series 2004-OPT2, Class M1, VAR, 1.671%, 09/25/34	1,672
974	Series 2004-OPT2, Class M2, VAR, 1.746%, 09/25/34	865
2,435	Series 2005-NC1, Class M2, VAR, 1.521%, 12/25/34	2,330
	Merrill Lynch Mortgage Investors Trust,
582	Series 2003-OPT1, Class M1, VAR, 1.746%, 07/25/34	540
432	Series 2004-HE2, Class M1, VAR, 1.971%, 08/25/35	413
107	Series 2004-WMC5, Class M5, VAR, 2.496%, 07/25/35	103
2,201	Series 2005-FM1, Class M1, VAR, 1.251%, 05/25/36	2,035
	Morgan Stanley ABS Capital I, Inc. Trust,
1,146	Series 2003-NC10, Class M1, VAR, 1.791%, 10/25/33	1,092
8,070	Series 2004-HE1, Class M1, VAR, 1.626%, 01/25/34	7,692
643	Series 2004-HE2, Class M2, VAR, 2.571%, 03/25/34	608
1,033	Series 2004-HE2, Class M3, VAR, 2.946%, 03/25/34	610
4,289	Series 2004-HE3, Class M1, VAR, 1.626%, 03/25/34	4,066
1,440	Series 2004-HE3, Class M2, VAR, 2.646%, 03/25/34	1,379
1,308	Series 2004-HE6, Class M1, VAR, 1.596%, 08/25/34	1,268
1,357	Series 2004-HE6, Class M2, VAR, 1.671%, 08/25/34	1,287
911	Series 2004-HE6, Class M3, VAR, 1.746%, 08/25/34	806
1,084	Series 2004-HE7, Class M2, VAR, 1.716%, 08/25/34	1,074
88	Series 2004-HE7, Class M3, VAR, 1.791%, 08/25/34	84
2,600	Series 2004-HE8, Class M1, VAR, 1.731%, 09/25/34	2,459
1,179	Series 2004-HE8, Class M2, VAR, 1.791%, 09/25/34	1,144
819	Series 2004-HE8, Class M3, VAR, 1.896%, 09/25/34	773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,837	Series 2004-NC3, Class M1, VAR, 1.566%, 03/25/34	2,671
5,576	Series 2004-NC5, Class M1, VAR, 1.671%, 05/25/34	5,189
743	Series 2004-NC6, Class M2, VAR, 2.646%, 07/25/34	699
679	Series 2004-NC8, Class M3, VAR, 1.881%, 09/25/34	640
1,725	Series 2004-OP1, Class M2, VAR, 1.686%, 11/25/34	1,676
975	Series 2004-OP1, Class M3, VAR, 1.791%, 11/25/34	895
2,231	Series 2004-WMC2, Class M1, VAR, 1.686%, 07/25/34	2,134
1,121	Series 2004-WMC2, Class M2, VAR, 2.571%, 07/25/34	1,081
3,341	Series 2004-WMC3, Class M2, VAR, 1.551%, 01/25/35	3,001
472	Series 2005-HE1, Class M2, VAR, 1.476%, 12/25/34	410
1,278	Series 2005-HE1, Class M3, VAR, 1.551%, 12/25/34	1,050
303	Series 2005-NC1, Class M3, VAR, 1.536%, 01/25/35	230
	New Century Home Equity Loan Trust,
544	Series 2003-3, Class M1, VAR, 1.956%, 07/25/33	526
928	Series 2003-B, Class M2, VAR, 3.246%, 11/25/33	910
3,261	Series 2004-1, Class M1, VAR, 1.656%, 05/25/34	3,024
238	Series 2004-2, Class M2, VAR, 1.701%, 08/25/34	221
1,106	Series 2004-2, Class M4, VAR, 2.571%, 08/25/34	1,037
944	Series 2004-2, Class M6, VAR, 3.021%, 08/25/34	879
2,413	Series 2004-3, Class M2, VAR, 1.746%, 11/25/34	2,351
494	Series 2004-3, Class M3, VAR, 1.836%, 11/25/34	456
5,478	Series 2004-4, Class M1, VAR, 1.536%, 02/25/35	5,098
612	Series 2004-4, Class M2, VAR, 1.566%, 02/25/35	569
295	Series 2005-1, Class M3, VAR, 1.551%, 03/25/35	233
2,866	Series 2006-2, Class A2B, VAR, 0.931%, 08/25/36	2,395

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, VAR, 3.546%, 09/25/33	1,142
564	Series 2003-3, Class M2, VAR, 2.421%, 12/25/33	559
4,395	Series 2004-2, Class M4, VAR, 2.571%, 09/25/34	3,967
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
1,653	Series 2003-2, Class M1, VAR, 1.746%, 04/25/33	1,531
1,479	Series 2003-3, Class M1A, VAR, 2.331%, 06/25/33	1,405
6,615	Series 2003-5, Class A1, VAR, 1.411%, 08/25/33	6,294
522	Series 2003-5, Class A2, VAR, 1.411%, 08/25/33	498
365	Series 2003-5, Class M2, VAR, 3.096%, 08/25/33	328
	Option One Mortgage Loan Trust,
5,185	Series 2002-3, Class A1, VAR, 1.271%, 08/25/32	4,923
924	Series 2002-3, Class A2, VAR, 1.311%, 08/25/32	864
1,624	Series 2003-1, Class A2, VAR, 1.611%, 02/25/33	1,559
9,602	Series 2004-2, Class M1, VAR, 1.566%, 05/25/34	8,973
731	Series 2004-3, Class M2, VAR, 1.626%, 11/25/34	666
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 2.496%, 10/25/34	1,422
	Pretium Mortgage Credit Partners I LLC,
3,204	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	3,228
9,613	Series 2016-NPL3, Class A1, SUB, 4.375%, 05/27/31 (e)	9,690
5,759	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	5,811
2,891	Series 2016-NPL6, Class A1, SUB, 3.500%, 10/27/31 (e)	2,891
2,508	RAAC Trust, Series 2005-RP3, Class M1, VAR, 1.571%, 05/25/39 (e)	2,448
	RAMP Trust,
694	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	707

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
79	Series 2004-RS11, Class M1, VAR, 1.701%, 11/25/34	79
	RASC Trust,
776	Series 2001-KS3, Class AII, VAR, 1.231%, 09/25/31	743
5,503	Series 2005-EMX1, Class M1, VAR, 1.416%, 03/25/35	5,256
2,070	Series 2006-KS5, Class A3, VAR, 0.931%, 07/25/36	2,038
76	Series 2006-KS7, Class A3, VAR, 0.921%, 09/25/36	76
	Renaissance Home Equity Loan Trust,
1,843	Series 2002-3, Class M1, VAR, 2.271%, 12/25/32	1,810
542	Series 2003-1, Class M1, VAR, 2.271%, 06/25/33	491
1,620	Series 2003-3, Class M1, VAR, 1.501%, 12/25/33	1,474
1,475	Series 2003-3, Class M2F, SUB, 6.181%, 12/25/33	1,429
2,950	Series 2003-4, Class M1, VAR, 1.621%, 03/25/34	2,743
1,275	Series 2003-4, Class M2F, SUB, 6.244%, 03/25/34	1,109
837	Series 2004-1, Class M1, VAR, 1.351%, 05/25/34	771
634	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	649
1,139	Series 2005-2, Class AV3, VAR, 1.141%, 08/25/35	989
1,115	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,116
1,219	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 2.331%, 08/25/34	1,161
	Saxon Asset Securities Trust,
5,605	Series 2003-3, Class M1, VAR, 1.731%, 12/25/33	5,327
320	Series 2004-2, Class AF3, VAR, 4.582%, 08/25/35	322
1,629	Series 2004-2, Class MV2, VAR, 2.556%, 08/25/35	1,595
3,766	Series 2005-2, Class M2, VAR, 1.431%, 10/25/35	3,306
	Securitized Asset-Backed Receivables LLC Trust,
2,880	Series 2004-NC1, Class M1, VAR, 1.551%, 02/25/34	2,709
959	Series 2004-OP1, Class M2, VAR, 2.421%, 02/25/34	904

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		United States –– continued
4,205		Series 2004-OP2, Class M1, VAR, 1.746%, 08/25/34	3,987
1,679		Series 2005-FR2, Class M2, VAR, 1.746%, 03/25/35	1,621
2,411		Series 2005-OP1, Class M2, VAR, 1.446%, 01/25/35	2,297
2,921		Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, VAR, 0.941%, 06/25/36	2,706
		Specialty Underwriting & Residential Finance Trust,
2,175		Series 2004-BC1, Class M2, VAR, 2.376%, 02/25/35	2,098
1,561		Series 2004-BC3, Class M1, VAR, 1.701%, 07/25/35	1,503
		Structured Asset Investment Loan Trust,
432		Series 2003-BC3, Class M1, VAR, 2.196%, 04/25/33	427
3,150		Series 2003-BC6, Class M1, VAR, 1.896%, 07/25/33	2,985
1,784		Series 2003-BC11, Class M2, VAR, 3.321%, 10/25/33	1,779
1,510		Series 2003-BC12, Class M1, VAR, 1.746%, 11/25/33	1,439
2,974		Series 2004-1, Class M1, VAR, 1.746%, 02/25/34	2,870
—	(h)	Series 2004-1, Class M2, VAR, 3.471%, 02/25/34	—	(h)
3,541		Series 2004-5, Class M3, VAR, 1.701%, 05/25/34	3,383
13,670		Series 2004-6, Class A3, VAR, 1.571%, 07/25/34	13,172
2,385		Series 2004-6, Class M1, VAR, 1.671%, 07/25/34	2,233
1,702		Series 2004-7, Class M1, VAR, 1.821%, 08/25/34	1,544
570		Series 2004-8, Class M2, VAR, 1.701%, 09/25/34	513
270		Series 2004-BNC1, Class A5, VAR, 2.011%, 09/25/34	248
2,652		Series 2005-HE2, Class M1, VAR, 1.491%, 07/25/35	2,549
		Structured Asset Securities Corp. Mortgage Loan Trust,
5,499		Series 2006-BC4, Class A4, VAR, 0.941%, 12/25/36	4,842
11,236		Series 2006-BC6, Class A4, VAR, 0.941%, 01/25/37	10,566
512		UAL Pass-Through Trust, Series 2007-1A, 6.636%, 07/02/22	545

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,956	US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	3,052
4,542	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, SUB, 4.250%, 03/26/46 (e)	4,568
2,824	VOLT XLII LLC, Series 2016-NPL2, Class A1, SUB, 4.250%, 03/26/46 (e)	2,840
1,580	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,588
4,541	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	4,541
5,998	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	5,983
4,067	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	4,075
3,771	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	3,771
2,325	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,329
5,228	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	5,204
3,327	VOLT XXXVI LLC, Series 2015-NP10, Class A1, SUB, 3.625%, 07/25/45 (e)	3,333
6,751	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	6,755
5,935	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	5,949
	Wells Fargo Home Equity Asset-Backed Securities Trust,
87	Series 2004-2, Class A21B, VAR, 1.611%, 10/25/34	86
1,057	Series 2004-2, Class M1, VAR, 1.671%, 10/25/34	1,014
1,650	Series 2004-2, Class M4, VAR, 2.571%, 10/25/34	1,535
801	Series 2004-2, Class M5, VAR, 2.646%, 10/25/34	747
290	Series 2004-2, Class M8A, VAR, 5.271%, 10/25/34 (e)	269
290	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	260
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
514	Series 2004-1, Class M2, VAR, 1.401%, 04/25/34	469
738	Series 2004-1, Class M4, VAR, 1.921%, 04/25/34	658

	Total Asset-Backed Securities (Cost $517,345)	531,931

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 3.2%
	United States — 3.2%
	Adjustable Rate Mortgage Trust
5,324	Series 2004-2, Class 6A1, VAR, 3.114%, 02/25/35	5,289
6,087	Series 2004-4, Class 4A1, VAR, 3.201%, 03/25/35	6,045
2,053	Series 2005-2, Class 3A1, VAR, 3.467%, 06/25/35	1,952
	Alternative Loan Trust
1,132	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	1,158
71	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	72
523	Series 2004-27CB, Class A1, 6.000%, 12/25/34	516
787	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	774
124	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	124
1,489	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	1,523
5,309	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	5,464
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,491
302	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	294
6,537	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	6,338
730	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	750
6,277	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	6,000
3,609	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	3,562
2,763	Series 2005-13CB, Class A4, 5.500%, 05/25/35	2,725
331	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	300
6,338	Series 2005-21CB, Class A17, 6.000%, 06/25/35	6,354
1,424	Series 2005-21CB, Class A4, 5.250%, 06/25/35	1,372
3,188	Series 2005-23CB, Class A15, 5.500%, 07/25/35	2,994
60	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	59
1,286	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,224
3,255	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	3,098

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,007	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	971
692	Series 2005-86CB, Class A4, 5.500%, 02/25/36	593
318	Series 2005-J1, Class 3A1, 6.500%, 08/25/32	314
702	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	695
449	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	443
7	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	7
577	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	568
587	Series 2005-J14, Class A3, 5.500%, 12/25/35	491
1,673	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	1,573
1,026	Series 2006-19CB, Class A15, 6.000%, 08/25/36	890
462	Series 2006-25CB, Class A2, 6.000%, 10/25/36	404
286	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	249
809	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	716
319	Series 2007-8CB, Class A9, 6.000%, 05/25/37	284
262	Series 2007-19, Class 1A8, 6.000%, 08/25/37	205
271	Series 2007-25, Class 2A1, 6.000%, 11/25/22	265
136	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	98
417	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 3.316%, 06/25/45	415
	Banc of America Alternative Loan Trust
509	Series 2004-9, Class 4A1, 5.500%, 10/25/19	510
979	Series 2004-12, Class 4A1, 5.500%, 01/25/20	974
212	Series 2005-3, Class 2A1, 5.500%, 04/25/20	215
170	Series 2005-4, Class 3A1, 5.500%, 05/25/20	168
89	Series 2005-6, Class 5A4, 5.500%, 07/25/35	75
117	Series 2005-6, Class 7A1, 5.500%, 07/25/20	112

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
1,077	Series 2005-11, Class 4A5, 5.750%, 12/25/35	935
630	Series 2005-12, Class 5A1, 5.250%, 01/25/21	618
16	Series 2006-4, Class 2A1, 6.000%, 05/25/21	16
1,223	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,107
846	Series 2006-5, Class CB7, 6.000%, 06/25/46	736
	Banc of America Funding Trust
4,060	Series 2005-6, Class 1A2, 5.500%, 10/25/35	3,821
1,179	Series 2005-7, Class 4A7, 6.000%, 11/25/35	1,189
854	Series 2006-2, Class 2A20, 5.750%, 03/25/36	803
2,314	Series 2006-A, Class 1A1, VAR, 3.074%, 02/20/36	2,290
220	Series 2007-4, Class 8A1, 5.500%, 11/25/34	207
	Banc of America Mortgage Trust
1,233	Series 2004-A, Class 2A2, VAR, 3.336%, 02/25/34	1,220
597	Series 2007-3, Class 1A1, 6.000%, 09/25/37	576
565	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, VAR, 0.931%, 02/25/34	517
727	Bear Stearns ARM Trust, Series 2005-2, Class A2, VAR, 3.636%, 03/25/35	733
912	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.441%, 10/25/34	356
	Chase Mortgage Finance Trust
1,886	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	1,524
1,359	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,114
13,063	Series 2007-A2, Class 3A1, VAR, 3.243%, 07/25/37	13,067
353	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	299
	CHL Mortgage Pass-Through Trust
248	Series 2003-27, Class A1, VAR, 3.292%, 06/25/33	247
524	Series 2003-37, Class 2A1, VAR, 3.172%, 09/25/33	503
5,490	Series 2004-25, Class 2A1, VAR, 1.451%, 02/25/35	4,811

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
157	Series 2005-5, Class A2, 5.500%, 03/25/35	157
279	Series 2005-20, Class A7, 5.250%, 12/25/27	265
341	Series 2005-30, Class A5, 5.500%, 01/25/36	329
2,520	Series 2006-10, Class 1A16, 6.000%, 05/25/36	2,146
161	Series 2006-15, Class A1, 6.250%, 10/25/36	139
739	Series 2006-17, Class A2, 6.000%, 12/25/36	644
4,537	Series 2006-18, Class 2A4, 6.000%, 12/25/36	4,025
261	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	234
262	Series 2007-2, Class A2, 6.000%, 03/25/37	231
2,144	Series 2007-3, Class A18, 6.000%, 04/25/37	1,828
234	Series 2007-10, Class A4, 5.500%, 07/25/37	194
575	Series 2007-13, Class A4, 6.000%, 08/25/37	497
949	Series 2007-18, Class 2A1, 6.500%, 11/25/37	782
1,405	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,352
	Citigroup Mortgage Loan Trust, Inc.
485	Series 2005-3, Class 2A2A, VAR, 3.052%, 08/25/35	478
1,155	Series 2005-4, Class A, VAR, 3.045%, 08/25/35	1,137
1,331	Series 2005-6, Class A1, VAR, 2.690%, 09/25/35	1,370
1,381	Series 2005-9, Class 2A2, 5.500%, 11/25/35	1,386
932	Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	937
1,389	Series 2006-8, Class A3, VAR, 1.121%, 10/25/35 (e)	1,091
	Credit Suisse First Boston Mortgage Securities Corp.
542	Series 2003-29, Class 3A1, 5.500%, 12/25/33	573
6,871	Series 2004-4, Class 4A1, 5.500%, 08/25/34	7,022
215	Series 2004-8, Class 4A3, 5.500%, 12/25/34	218

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
1,249	Series 2004-AR5, Class 6A1, VAR, 3.105%, 06/25/34	1,257
160	Series 2005-2, Class 1A2, 5.250%, 01/25/28	160
183	Series 2005-4, Class 3A17, 5.500%, 06/25/35	183
2,845	Series 2005-10, Class 11A1, 5.500%, 11/25/20	2,510
67	Series 2005-10, Class 12A1, 5.250%, 11/25/20	60
621	Series 2005-10, Class 5A3, 5.500%, 11/25/35	573
	CSFB Mortgage-Backed Pass-Through Certificates
1,032	Series 2004-AR4, Class 2A1, VAR, 3.099%, 05/25/34	1,023
5,268	Series 2004-AR4, Class 4A1, VAR, 3.063%, 05/25/34	5,273
2,813	CSFB Mortgage-Backed Trust, Series 2004-AR6, Class 7A1, VAR, 3.278%, 10/25/34	2,847
	CSMC Mortgage-Backed Trust
104	Series 2006-8, Class 5A1, VAR, 5.800%, 10/25/26	99
1,014	Series 2007-2, Class 3A13, 5.500%, 03/25/37	910
190	Series 2007-3, Class 4A5, 5.000%, 04/25/37	182
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
221	Series 2005-1, Class 2A1, VAR, 5.860%, 02/25/20	223
75	Series 2005-2, Class 2A1, VAR, 1.071%, 03/25/20	71
4,494	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 1.029%, 08/19/45	3,845
880	FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.371%, 04/25/24	927
	First Horizon Alternative Mortgage Securities Trust
154	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	149
901	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	893
	First Horizon Mortgage Pass-Through Trust
442	Series 2004-AR7, Class 4A1, VAR, 2.949%, 02/25/35	437
3,301	Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,168

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
728	Series 2006-2, Class 1A3, 6.000%, 08/25/36	664
96	Series 2006-2, Class 1A7, 6.000%, 08/25/36	88
714	Series 2006-3, Class 1A13, 6.250%, 11/25/36	674
3,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, VAR, 2.771%, 12/25/28	3,053
	GMACM Mortgage Loan Trust
1,096	Series 2004-AR2, Class 3A, VAR, 3.631%, 08/19/34	1,060
686	Series 2005-AR1, Class 3A, VAR, 3.401%, 03/18/35	665
1,656	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,348
	GSR Mortgage Loan Trust
397	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	424
503	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	498
229	Series 2005-AR3, Class 6A1, VAR, 3.134%, 05/25/35	213
5,088	Series 2005-AR4, Class 3A5, VAR, 3.237%, 07/25/35	4,749
1,456	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	1,292
2,358	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	2,087
385	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	359
760	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	712
466	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 1.079%, 08/19/45	433
	Impac CMB Trust
1,525	Series 2004-5, Class 1A1, VAR, 1.491%, 10/25/34	1,461
555	Series 2004-5, Class 1M2, VAR, 1.641%, 10/25/34	509
3,350	Series 2004-6, Class 1A2, VAR, 1.551%, 10/25/34	3,209
1,302	Series 2004-7, Class 1A2, VAR, 1.691%, 11/25/34	1,210
5,057	Series 2004-9, Class 1A1, VAR, 1.531%, 01/25/35	4,604
1,135	Series 2004-10, Class 2A, VAR, 1.411%, 03/25/35	1,031

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
3,635	Series 2004-10, Class 3A1, VAR, 1.471%, 03/25/35	3,295
771	Series 2005-1, Class 1A1, VAR, 1.291%, 04/25/35	713
1,046	Series 2005-1, Class 1A2, VAR, 1.391%, 04/25/35	914
986	Series 2005-2, Class 1A2, VAR, 1.391%, 04/25/35	859
799	Series 2005-4, Class 1A1A, VAR, 1.311%, 05/25/35	747
438	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	412
	IndyMac INDX Mortgage Loan Trust
650	Series 2005-AR3, Class 3A1, VAR, 2.916%, 04/25/35	628
1,822	Series 2005-AR14, Class 2A1A, VAR, 1.071%, 07/25/35	1,566
	JP Morgan Mortgage Trust
315	Series 2004-A6, Class 1A1, VAR, 3.230%, 12/25/34	309
921	Series 2005-A3, Class 6A6, VAR, 3.049%, 06/25/35	897
349	Series 2005-A8, Class 1A1, VAR, 3.081%, 11/25/35	332
204	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	192
95	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	95
656	Series 2007-A1, Class 2A2, VAR, 3.198%, 07/25/35	641
99	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	97
1,867	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,622
	Lehman XS Trust
11,325	Series 2005-5N, Class 3A1A, VAR, 1.071%, 11/25/35	10,051
7,456	Series 2005-7N, Class 1A1A, VAR, 1.041%, 12/25/35	6,686
	MASTR Alternative Loan Trust
768	Series 2004-8, Class 1A1, 6.500%, 09/25/34	833
2,055	Series 2004-12, Class 3A1, 6.000%, 12/25/34	2,137
726	Series 2005-3, Class 1A1, 5.500%, 04/25/35	747
401	Series 2005-5, Class 3A1, 5.750%, 08/25/35	339

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,178	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,063
1,054	Series 2006-3, Class 3A1, 5.500%, 06/25/21	987
	Merrill Lynch Mortgage Investors Trust
226	Series 2005-1, Class 2A1, VAR, 2.851%, 04/25/35	220
715	Series 2005-1, Class 2A2, VAR, 2.851%, 04/25/35	694
2,474	Series 2006-1, Class 2A1, VAR, 2.912%, 02/25/36	2,456
482	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	393
	Morgan Stanley Mortgage Loan Trust
1,773	Series 2004-8AR, Class 4A1, VAR, 3.093%, 10/25/34	1,786
1,057	Series 2004-9, Class 1A, VAR, 5.760%, 11/25/34	1,110
136	Series 2005-4, Class 1A, 5.000%, 08/25/35	136
1,834	Series 2006-2, Class 1A, 5.250%, 02/25/21	1,760
	MortgageIT Trust
6,580	Series 2005-3, Class A1, VAR, 1.071%, 08/25/35	6,216
902	Series 2005-5, Class A1, VAR, 1.031%, 12/25/35	837
101	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	102
	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
871	Series 2005-4, Class 1A2, VAR, 1.161%, 11/25/35	827
3,457	Series 2005-5, Class 1APT, VAR, 1.051%, 12/25/35	3,157
	Opteum Mortgage Acceptance Corp. Trust
1,264	Series 2006-1, Class 1AC1, VAR, 1.071%, 04/25/36	1,130
1,042	Series 2006-1, Class 1APT, VAR, 0.981%, 04/25/36	922
1,992	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.038%, 05/25/35	1,927
	RALI Trust
52	Series 2003-QS20, Class CB, 5.000%, 11/25/18	52
2,918	Series 2004-QA3, Class CB2, VAR, 4.196%, 08/25/34	2,951

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
451	Series 2004-QS15, Class A2, VAR, 1.171%, 11/25/34	440
3,101	Series 2005-QA5, Class A2, VAR, 3.639%, 04/25/35	2,854
183	Series 2005-QS2, Class A1, 5.500%, 02/25/35	179
3,348	Series 2005-QS6, Class A1, 5.000%, 05/25/35	3,106
1,603	Series 2005-QS17, Class A3, 6.000%, 12/25/35	1,481
3,144	Series 2006-QS4, Class A2, 6.000%, 04/25/36	2,699
107	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	101
	Residential Asset Securitization Trust
198	Series 2004-A6, Class A1, 5.000%, 08/25/19	198
188	Series 2004-A8, Class A1, 5.250%, 11/25/34	188
4,981	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,387
2,953	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	2,772
231	Series 2005-A14, Class A1, 5.500%, 12/25/35	202
	RFMSI Trust
475	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	476
214	Series 2005-S7, Class A6, 5.500%, 11/25/35	210
1,124	Series 2005-SA1, Class 3A, VAR, 3.043%, 03/25/35	1,108
4,189	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,989
1,679	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.977%, 07/20/36	1,536
	Structured Adjustable Rate Mortgage Loan Trust
1,296	Series 2004-16, Class 5A2, VAR, 3.128%, 11/25/34	1,297
706	Series 2005-1, Class 1A1, VAR, 3.192%, 02/25/35	682
466	Series 2005-17, Class 4A3, VAR, 3.250%, 08/25/35	458
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
939	Series 2003-35, Class B1, VAR, 5.483%, 12/25/33	791
7,456	Series 2004-10, Class 1A1, VAR, 5.425%, 06/25/34	7,595

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Structured Asset Securities Corp. Trust
509	Series 2005-6, Class 2A3, 5.500%, 05/25/35	517
219	Series 2005-6, Class 5A2, 5.000%, 05/25/35	220
	WaMu Mortgage Pass-Through Certificates Trust
2,011	Series 2004-AR10, Class A1B, VAR, 1.191%, 07/25/44	1,921
2,380	Series 2004-AR11, Class A, VAR, 2.844%, 10/25/34	2,391
6,669	Series 2005-AR5, Class A6, VAR, 2.723%, 05/25/35	6,655
2,435	Series 2005-AR7, Class A3, VAR, 2.807%, 08/25/35	2,407
3,781	Series 2005-AR14, Class 1A3, VAR, 2.796%, 12/25/35	3,642
2,522	Series 2005-AR14, Class 1A4, VAR, 2.796%, 12/25/35	2,436
76	Series 2005-AR15, Class A1A1, VAR, 1.031%, 11/25/45	71
1,489	Series 2005-AR16, Class 1A1, VAR, 2.866%, 12/25/35	1,396
174	Series 2005-AR18, Class 1A3A, VAR, 2.850%, 01/25/36	174
656	Series 2006-AR2, Class 1A1, VAR, 2.726%, 03/25/36	610
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,790	Series 2005-1, Class 1A3, 5.500%, 03/25/35	1,701
1,014	Series 2005-4, Class CB7, 5.500%, 06/25/35	935
1,583	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	1,482
1,179	Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,111
345	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	287
1,874	Series 2007-1, Class 2A1, 6.000%, 01/25/22	1,789
	Wells Fargo Mortgage Backed Securities Trust
843	Series 2004-BB, Class A5, VAR, 3.075%, 01/25/35	848
8,580	Series 2004-DD, Class 1A1, VAR, 3.110%, 01/25/35	8,561
1,020	Series 2004-DD, Class 2A6, VAR, 3.105%, 01/25/35	1,015

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
4,550	Series 2004-M, Class A1, VAR, 3.004%, 08/25/34	4,653
6,004	Series 2004-N, Class A6, VAR, 3.008%, 08/25/34	6,011
5,701	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	5,708
1,074	Series 2004-Q, Class 1A1, VAR, 3.004%, 09/25/34	1,080
662	Series 2004-Q, Class 1A2, VAR, 3.004%, 09/25/34	669
187	Series 2005-AR2, Class 2A2, VAR, 3.039%, 03/25/35	189
868	Series 2005-AR3, Class 2A1, VAR, 3.094%, 03/25/35	875
499	Series 2005-AR4, Class 2A2, VAR, 3.156%, 04/25/35	500
2,312	Series 2005-AR5, Class 1A1, VAR, 3.101%, 04/25/35	2,301
187	Series 2005-AR7, Class 2A1, VAR, 3.079%, 05/25/35	184
4,474	Series 2005-AR8, Class 1A1, VAR, 3.067%, 06/25/35	4,538
2,992	Series 2005-AR10, Class 1A1, VAR, 3.052%, 06/25/35	3,101
1,247	Series 2005-AR11, Class 1A1, VAR, 3.036%, 06/25/35	1,248
813	Series 2005-AR15, Class 1A6, VAR, 2.983%, 09/25/35	770
2,950	Series 2005-AR16, Class 6A3, VAR, 3.071%, 10/25/35	2,978
368	Series 2005-AR16, Class 7A1, VAR, 3.080%, 10/25/35	355
1,136	Series 2006-4, Class 1A9, 5.750%, 04/25/36	1,150
2,388	Series 2006-AR2, Class 2A1, VAR, 3.055%, 03/25/36	2,389
421	Series 2006-AR2, Class 2A3, VAR, 3.055%, 03/25/36	414
2,615	Series 2006-AR6, Class 5A1, VAR, 3.054%, 03/25/36	2,604
520	Series 2006-AR19, Class A3, VAR, 3.033%, 12/25/36	477
409	Series 2007-2, Class 1A13, 6.000%, 03/25/37	405
793	Series 2007-15, Class A1, 6.000%, 11/25/37	785

	Total Collateralized Mortgage Obligations (Cost $379,406)	382,710

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 1.2%
	United States — 1.2%
	Banc of America Commercial Mortgage Trust,
785	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	784
473	Series 2006-2, Class B, VAR, 5.671%, 05/10/45	472
2,350	Series 2007-3, Class AJ, VAR, 5.602%, 06/10/49	2,371
5,000	Series 2007-3, Class B, VAR, 5.602%, 06/10/49	5,011
	Bear Stearns Commercial Mortgage Securities Trust,
415	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	415
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	6,927
11,480	Series 2007-PW16, Class AJ, VAR, 5.711%, 06/11/40	11,513
5,790	Series 2007-PW17, Class AJ, VAR, 5.888%, 06/11/50	5,848
5,769	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.283%, 07/15/44	5,761
	CD Mortgage Trust,
2,400	Series 2007-CD5, Class B, VAR, 6.122%, 11/15/44	2,432
3,159	Series 2007-CD5, Class D, VAR, 6.122%, 11/15/44 (e)	3,063
	Commercial Mortgage Trust,
3,784	Series 2006-C8, Class AJ, 5.377%, 12/10/46	3,776
2,275	Series 2007-GG11, Class AJ, VAR , 6.033%, 12/10/49	2,273
5,400	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,255
2,605	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	2,600
1,843	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	1,841
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	3,859
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class E, VAR, 4.981%, 07/15/42	1,490
4,900	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	4,821

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States –– continued
6,350	Series 2007-LD11, Class AM, VAR, 5.759%, 06/15/49	6,432
5,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	4,987
2,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.918%, 07/15/44	1,962
	LB-UBS Commercial Mortgage Trust,
5,499	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	4,784
2,410	Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	1,921
183	Series 2007-C1, Class AJ, 5.484%, 02/15/40	183
1,240	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	1,238
9,200	Series 2007-C6, Class AJ, VAR, 6.175%, 07/15/40	9,265
	Morgan Stanley Capital I Trust,
303	Series 2006-HQ8, Class AJ, VAR, 5.460%, 03/12/44	305
3,480	Series 2006-HQ8, Class C, VAR, 5.460%, 03/12/44	3,148
1,000	Series 2006-HQ8, Class D, VAR, 5.460%, 03/12/44	415
3,584	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	3,576
4,174	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	4,168
7,725	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	7,717
2,922	Series 2007-HQ11, Class B, VAR, 5.538%, 02/12/44	2,736
3,255	Series 2007-HQ12, Class B, VAR, 5.770%, 04/12/49	3,249
	Wachovia Bank Commercial Mortgage Trust,
2,166	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	2,165
7,275	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,343
1,200	Series 2007-C31, Class C, VAR, 5.684%, 04/15/47	1,175
2,075	Series 2007-C33, Class AJ, VAR, 5.965%, 02/15/51	2,082
2,650	Series 2007-C33, Class B, VAR, 5.965%, 02/15/51	2,587
6,313	Series 2007-C33, Class C, VAR, 5.965%, 02/15/51	5,846

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,500	Series 2007-C34, Class AJ, VAR, 5.942%, 05/15/46	2,505
1,500	Series 2007-C34, Class B, VAR, 6.017%, 05/15/46	1,495

	Total Commercial Mortgage-Backed Securities (Cost $157,114)	151,796

SHARES
Common Stocks — 37.6%
	Australia — 0.5%
408	BHP Billiton plc	7,445
1,116	Dexus Property Group	7,599
2,108	Goodman Group	11,070
5,939	Mirvac Group	9,149
4,400	Scentre Group	14,681
2,096	Westfield Corp.	13,970

		63,914

	Belgium — 0.4%
394	Anheuser-Busch InBev SA/NV	41,154
82	KBC Group NV	5,343
37	Warehouses De Pauw CVA	3,380

		49,877

	Brazil — 0.3%
3,108	Ambev SA, ADR	16,750
1,551	BB Seguridade Participacoes SA	13,739
933	Engie Brasil Energia SA (a)	10,599

		41,088

	Canada — 0.3%
369	Allied Properties REIT	9,612
340	Canadian Apartment Properties REIT	8,277
183	RioCan Real Estate Investment Trust	3,658
341	TransCanada Corp.	16,075

		37,622

	Chile — 0.1%
763	Banco Santander Chile, ADR	16,466

	China — 0.4%
1,479	China Mobile Ltd.	16,637
7,524	China Resources Power Holdings Co. Ltd.	12,922
2,462	Fuyao Glass Industry Group Co. Ltd., Class A	6,708
2,854	Fuyao Glass Industry Group Co. Ltd., Reg. S, Class H, (e)	8,436

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	China –– continued
6,170	Lenovo Group Ltd.	4,041

		48,744

	Colombia — 0.0% (g)
21	Pacific Exploration and Production Corp. (a)	888
8	Pacific Exploration and Production Corp. (a)	337

		1,225

	Czech Republic — 0.3%
321	Komercni banka AS	11,343
9,261	Moneta Money Bank A/S, Reg. S, (a) (e)	30,621

		41,964

	Denmark — 0.4%
1,289	Danske Bank A/S	43,000
154	Tryg A/S	2,950

		45,950

	Finland — 0.6%
132	Elisa OYJ	4,461
291	Fortum OYJ	4,647
121	Metso OYJ	3,735
120	Nokian Renkaat OYJ	4,492
76	Orion OYJ, Class B	3,542
434	Stora Enso OYJ, Class R	4,920
1,898	UPM-Kymmene OYJ	43,054

		68,851

	France — 1.7%
353	AXA SA	8,664
166	BNP Paribas SA	10,608
103	Bouygues SA	3,749
62	Casino Guichard Perrachon SA	3,369
267	Cie Generale des Etablissements Michelin	28,705
238	CNP Assurances	4,468
421	Credit Agricole SA	5,592
196	Edenred	4,272
173	Eutelsat Communications SA	2,956
46	Fonciere Des Regions	3,837
32	Gecina SA	4,147
190	Klepierre	7,205
658	Natixis SA	3,897
60	Renault SA	5,414
130	Sanofi	10,462
104	SCOR SE	3,518
157	Societe Generale SA	7,682
299	TOTAL SA	15,104
314	Unibail-Rodamco SE	72,322

		205,971

SHARES	SECURITY DESCRIPTION	VALUE
	Germany — 1.2%
177	Allianz SE	30,123
671	alstria office REIT-AG (a)	8,397
122	BASF SE	11,794
68	Bayerische Motoren Werke AG	6,206
148	Daimler AG	11,155
536	Deutsche Telekom AG	9,381
152	Deutsche Wohnen AG	4,972
595	E.ON SE	4,585
43	Hannover Rueck SE	4,790
32	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,959
377	Siemens AG	48,830

		146,192

	Hong Kong — 0.4%
616	Hang Seng Bank Ltd.	12,564
6,544	HKT Trust & HKT Ltd.	9,141
1,136	Hongkong Land Holdings Ltd.	7,670
1,355	Link REIT	9,260
2,247	Sands China Ltd.	9,886
311	VTech Holdings Ltd.	3,865

		52,386

	Hungary — 0.1%
375	OTP Bank plc	11,519

	India — 0.2%
1,786	Coal India Ltd.	8,150
3,439	ITC Ltd.	13,105

		21,255

	Indonesia — 0.1%
21,451	Telekomunikasi Indonesia Persero Tbk. PT	6,218

	Ireland — 0.0% (g)
37	Paddy Power Betfair plc	3,864

	Italy — 0.3%
394	Assicurazioni Generali SpA	6,286
1,417	Enel SpA	5,923
429	Eni SpA	6,593
2,472	Intesa Sanpaolo SpA	5,805
147	Italgas SpA (a)	558
411	Mediobanca SpA	3,543
511	Poste Italiane SpA, Reg. S, (e)	3,214
826	Terna Rete Elettrica Nazionale SpA	3,622

		35,544

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Japan — 1.2%
2	Activia Properties, Inc.	7,451
661	Bridgestone Corp.	24,250
611	Daiwa House Industry Co. Ltd.	16,558
6	Japan Hotel REIT Investment Corp.	4,522
1	Japan Real Estate Investment Corp.	6,274
2	Japan Retail Fund Investment Corp.	3,532
717	Mitsubishi Corp.	16,197
2,948	Mitsubishi UFJ Financial Group, Inc.	18,880
7	Nippon Prologis REIT, Inc.	13,804
585	Nippon Telegraph & Telephone Corp.	25,854
4	Orix JREIT, Inc.	5,953

		143,275

	Mexico — 0.2%
2,474	Bolsa Mexicana de Valores SAB de CV	3,380
4,456	Fibra Uno Administracion SA de CV	6,372
7,597	Kimberly-Clark de Mexico SAB de CV, Class A	13,646
2,759	Wal-Mart de Mexico SAB de CV	4,882

		28,280

	Netherlands — 1.1%
183	ABN AMRO Group NV, Reg. S, CVA (e)	4,311
728	Aegon NV	3,959
61	Eurocommercial Properties NV, CVA	2,263
662	ING Groep NV	9,515
314	Koninklijke Ahold Delhaize NV (a)	6,690
1,315	Koninklijke KPN NV	3,790
726	NN Group NV	25,706
1,859	Royal Dutch Shell plc, Class A	50,348
873	Royal Dutch Shell plc, Class B	24,655
164	Vastned Retail NV	6,053

		137,290

	Norway — 0.2%
292	DNB ASA	4,868
251	Marine Harvest ASA (a)	4,431
393	Orkla ASA	3,664
335	Statoil ASA	6,248
103	Yara International ASA	4,353

		23,564

	Portugal — 0.1%
1,492	EDP - Energias de Portugal SA	4,338
247	Galp Energia SGPS SA	3,633

		7,971

	Russia — 0.4%
176	LUKOIL PJSC, ADR	9,934

SHARES	SECURITY DESCRIPTION	VALUE
	Russia –– continued
322	MegaFon PJSC, Reg. S, GDR	3,494
370	MMC Norilsk Nickel PJSC, ADR	6,001
376	Mobile TeleSystems PJSC, ADR	3,935
112	Mobile TeleSystems PJSC, ADR	1,171
5,376	Moscow Exchange MICEX-RTS PJSC	11,985
257	PhosAgro PJSC, Reg. S, GDR	3,949
280	Severstal PJSC, Reg. S, GDR	4,440

		44,909

	Singapore — 0.0% (g)
992	Ascendas Real Estate Investment Trust	1,733
1,584	CapitaLand Commercial Trust	1,716

		3,449

	South Africa — 0.6%
1,462	AVI Ltd.	9,942
1,113	Barclays Africa Group Ltd.	13,111
445	Bid Corp. Ltd.	7,712
109	Bidvest Group Ltd. (The)	1,279
3,799	FirstRand Ltd.	14,153
694	Investec plc	4,925
3,884	MMI Holdings Ltd.	7,145
724	Vodacom Group Ltd.	8,112
1,536	Woolworths Holdings Ltd.	8,441

		74,820

	South Korea — 0.3%
120	Kangwon Land, Inc. (a)	3,389
126	KT&G Corp.	10,954
7	Samsung Electronics Co. Ltd.	12,399
357	SK Telecom Co. Ltd., ADR	7,669

		34,411

	Spain — 0.6%
342	Abertis Infraestructuras SA	4,902
121	ACS Actividades de Construccion y Servicios SA	3,719
35	Aena SA, Reg. S, (e)	5,037
1,095	Banco Bilbao Vizcaya Argentaria SA	7,450
2,996	Banco de Sabadell SA	4,523
2,177	Banco Santander SA	12,162
1,180	CaixaBank SA	4,324
473	Distribuidora Internacional de Alimentacion SA	2,503
317	Endesa SA	7,080
1,027	Iberdrola SA (a)	6,481
1,396	Mapfre SA	4,232

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Spain –– continued
330	Repsol SA	4,896
775	Telefonica SA	7,496

		74,805

	Sweden — 0.3%
142	ICA Gruppen AB	4,633
607	Nordea Bank AB	7,331
427	Skandinaviska Enskilda Banken AB, Class A	4,796
131	Skanska AB, Class B	3,200
372	Svenska Handelsbanken AB, Class A	5,553
250	Swedbank AB, Class A	6,327

		31,840

	Switzerland — 0.7%
319	ABB Ltd. (a)	7,612
1	Banque Cantonale Vaudoise	1,005
13	Cembra Money Bank AG (a)	981
389	Credit Suisse Group AG (a)	5,934
32	Roche Holding AG	7,536
273	Swiss Re AG	25,494
531	UBS Group AG	8,629
273	Wolseley plc	16,888
29	Zurich Insurance Group AG (a)	8,390

		82,469

	Taiwan — 1.0%
586	Asustek Computer, Inc.	5,122
1,405	Cheng Shin Rubber Industry Co. Ltd.	2,797
1,269	Chicony Electronics Co. Ltd.	2,993
2,719	Delta Electronics, Inc.	15,188
2,325	Far EasTone Telecommunications Co. Ltd.	5,524
902	MediaTek, Inc.	6,175
2,097	Novatek Microelectronics Corp.	7,427
1,484	President Chain Store Corp.	11,101
5,400	Quanta Computer, Inc.	11,010
3,675	Taiwan Mobile Co. Ltd.	12,276
861	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,610
6,170	Vanguard International Semiconductor Corp.	11,151

		117,374

	Thailand — 0.2%
509	Siam Cement PCL (The)	7,289
119	Siam Cement PCL (The), NVDR	1,708
1,555	Siam Commercial Bank PCL (The), NVDR	6,672
544	Thai Oil PCL	1,108

SHARES	SECURITY DESCRIPTION	VALUE
	Thailand –– continued
1,026	Thai Oil PCL, NVDR	2,090

		18,867

	Turkey — 0.2%
317	Eregli Demir ve Celik Fabrikalari TAS	488
265	Ford Otomotiv Sanayi AS	2,452
1,364	Tofas Turk Otomobil Fabrikasi AS	9,420
275	Tupras Turkiye Petrol Rafinerileri AS	5,968

		18,328

	United Arab Emirates — 0.1%
2,576	First Gulf Bank PJSC	9,071

	United Kingdom — 4.5%
1,004	Aberdeen Asset Management plc	3,324
161	Admiral Group plc	3,613
903	Aviva plc	5,438
4,516	BAE Systems plc	33,170
701	Barratt Developments plc	4,227
2,480	BP plc	14,813
674	British American Tobacco plc	41,602
1,545	British Land Co. plc (The)	11,356
1,854	Centrica plc	5,249
7,022	Direct Line Insurance Group plc	31,459
1,380	G4S plc	4,447
3,933	GlaxoSmithKline plc	76,001
2,993	HSBC Holdings plc	25,481
2,363	HSBC Holdings plc	20,162
254	IMI plc	3,740
169	Imperial Brands plc	7,823
331	Inmarsat plc	2,533
111	InterContinental Hotels Group plc	5,162
585	International Consolidated Airlines Group SA	3,518
1,457	J Sainsbury plc	4,739
971	Kingfisher plc	4,121
1,580	Legal & General Group plc	4,686
10,534	Lloyds Banking Group plc	8,640
552	Meggitt plc	2,913
601	National Grid plc	7,040
2,100	Old Mutual plc	5,515
1,136	Persimmon plc	27,665
805	Rio Tinto plc	35,683
760	Royal Mail plc	3,948
1,856	Safestore Holdings plc	8,640
1,334	Segro plc	7,749
141	Severn Trent plc	4,031
253	SSE plc	4,755

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom –– continued
281	St James’s Place plc	3,804
891	Standard Life plc	3,891
388	Tate & Lyle plc	3,284
1,822	Taylor Wimpey plc	3,846
107	TechnipFMC plc (a)	3,493
2,251	Tritax Big Box REIT plc	3,919
15,987	Vodafone Group plc	39,161
718	William Hill plc	2,342
1,802	WPP plc	41,949

		538,932

	United States — 18.6%
90	3M Co.	15,647
56	AbbVie, Inc.	3,432
397	Accenture plc, Class A	45,250
696	Altria Group, Inc.	49,575
118	Analog Devices, Inc.	8,863
310	Apartment Investment & Management Co., Class A	13,659
207	Apple, Inc.	25,161
68	Arthur J Gallagher & Co.	3,676
896	AT&T, Inc.	37,792
117	Automatic Data Processing, Inc.	11,840
156	AvalonBay Communities, Inc.	27,025
1,331	Bank of America Corp.	30,125
377	BB&T Corp.	17,425
636	Brandywine Realty Trust	10,240
176	Bristol-Myers Squibb Co.	8,629
724	Brixmor Property Group, Inc.	17,458
266	Camden Property Trust	22,230
155	Chevron Corp.	17,287
104	Chubb Ltd.	13,655
148	Cincinnati Financial Corp.	10,414
113	Cinemark Holdings, Inc.	4,783
636	CME Group, Inc.	77,041
229	CMS Energy Corp.	9,769
172	Coca-Cola Co. (The)	7,131
671	Comcast Corp., Class A	50,639
484	ConocoPhillips	23,609
1	Constar International, Inc., Class A (a)	—
35	Cullen/Frost Bankers, Inc.	3,106
137	DDR Corp.	2,083
223	Digital Realty Trust, Inc.	23,998
111	Dr Pepper Snapple Group, Inc.	10,131

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
27	DTE Energy Co.	2,628
186	Duke Realty Corp.	4,519
3	Dynegy, Inc. (a)	24
95	Edison International	6,937
341	EI du Pont de Nemours & Co.	25,722
105	Eli Lilly & Co.	8,122
161	Equity One, Inc.	5,030
108	Extra Space Storage, Inc.	7,753
290	Exxon Mobil Corp.	24,292
171	Fidelity National Information Services, Inc.	13,615
1,279	General Motors Co.	46,818
56	Gilead Sciences, Inc.	4,030
279	Halcon Resources Corp. (a)	2,356
919	HCP, Inc.	27,869
248	Highwoods Properties, Inc.	12,767
523	Home Depot, Inc. (The)	71,953
220	Honeywell International, Inc.	26,080
941	Host Hotels & Resorts, Inc.	17,012
1,102	HP, Inc.	16,589
183	Illinois Tool Works, Inc.	23,288
108	International Business Machines Corp.	18,764
740	Johnson & Johnson	83,811
80	Kimberly-Clark Corp.	9,676
1,224	Kimco Realty Corp.	30,463
466	KLA-Tencor Corp.	39,634
205	L Brands, Inc.	12,343
376	LaSalle Hotel Properties	11,355
368	Liberty Property Trust	14,119
45	M&T Bank Corp.	7,344
282	Macerich Co. (The)	19,397
467	Merck & Co., Inc.	28,964
978	MetLife, Inc.	53,227
1,342	Microsoft Corp.	86,732
82	Mid-America Apartment Communities, Inc.	7,820
324	Mondelez International, Inc., Class A	14,346
779	Morgan Stanley	33,096
179	National Health Investors, Inc.	13,253
136	National Retail Properties, Inc.	5,962
3	Nebraska Book Holdings, Inc. (a)	—	(h)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		United States –– continued
—	(h)	New Cotai LLC, Class B (a) (e)	79
347		NextEra Energy, Inc.	42,980
178		NII Holdings, Inc. (a)	502
302		NiSource, Inc.	6,759
170		Northern Trust Corp.	14,139
1,148		Occidental Petroleum Corp.	77,823
22		Penn Virginia Corp. (a)	1,088
89		PepsiCo, Inc.	9,285
2,455		Pfizer, Inc.	77,893
251		Philip Morris International, Inc.	24,153
195		PNC Financial Services Group, Inc. (The)	23,489
125		PPG Industries, Inc.	12,479
49		Procter & Gamble Co. (The)	4,257
842		Prologis, Inc.	41,119
174		Public Storage	37,499
182		Quality Care Properties, Inc. (a)	3,360
20		Regency Centers Corp.	1,374
116		Republic Services, Inc.	6,678
169		Simon Property Group, Inc.	31,128
164		SL Green Realty Corp.	17,909
32		Snap-on, Inc.	5,865
2,072		Spirit Realty Capital, Inc.	21,797
718		STORE Capital Corp.	16,980
98		Sunstone Hotel Investors, Inc.	1,444
152		T Rowe Price Group, Inc.	10,242
583		Texas Instruments, Inc.	44,041
76		Time Warner, Inc.	7,332
233		Travelers Cos., Inc. (The)	27,387
235		UnitedHealth Group, Inc.	38,130
510		US Bancorp	26,860
313		Valero Energy Corp.	20,584
49		Validus Holdings Ltd.	2,795
120		Ventas, Inc.	7,428
434		Verizon Communications, Inc.	21,283
141		VF Corp.	7,283
483		Vistra Energy Corp.	7,828
186		Vornado Realty Trust	19,749
1,490		Wells Fargo & Co.	83,945
205		Xcel Energy, Inc.	8,476

			2,252,825

		Total Common Stocks (Cost $4,048,655)	4,541,130

PRINCIPAL AMOUNT/UNITS		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 0.7%
		China — 0.1%
	800	Baosteel Hong Kong Investment Co. Ltd., Reg. S, Zero Coupon, 12/01/18	801
	600	Cosmos Boom Investment Ltd., Reg. S, 0.500%, 06/23/20	579
		Ctrip.com International Ltd.,
	1,296	1.250%, 09/15/22 (e)	1,276
	345	1.990%, 07/01/25	372
	500	ENN Energy Holdings Ltd., Reg. S, Zero Coupon, 02/26/18	517
HKD	6,000	Kingsoft Corp. Ltd., Reg. S, 1.250%, 04/11/19	768
	667	YY, Inc., 2.250%, 04/01/19	664

			4,977

		France — 0.0% (g)
EUR	867 Units	Air France-KLM, Reg. S, 2.030%, 02/15/23	931
EUR	576 Units	Rallye SA, Reg. S, 1.000%, 10/02/20	598

			1,529

		Germany — 0.1%
EUR	2,900	Bayer Capital Corp. BV, 5.625%, 11/22/19 (e)	3,504
	500	Brenntag Finance BV, Reg. S, 1.875%, 12/02/22	523
EUR	800	Rocket Internet SE, Reg. S, 3.000%, 07/22/22	821

			4,848

		Hong Kong — 0.0% (g)
	2,000	China Overseas Finance Investment Cayman V Ltd., Reg. S, Zero Coupon, 01/05/23	2,031
HKD	8,000	Shine Power International Ltd., Reg. S, Zero Coupon, 07/28/19	1,036

			3,067

		Japan — 0.0% (g)
	300	Mebuki Financial Group, Inc., Reg. S, Zero Coupon, 04/24/19	300
	500	Yamaguchi Financial Group, Inc., Reg. S, VAR, 0.497%, 03/26/20	520

			820

		Mexico — 0.0% (g)
EUR	1,700	America Movil BV, Reg. S, 5.500%, 09/17/18	1,536

		Netherlands — 0.0% (g)
EUR	600	OCI NV, Reg. S, 3.875%, 09/25/18	635

		Portugal — 0.0% (g)
EUR	900	Amorim Energia BV, Reg. S, 3.375%, 06/03/18	1,022

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT/ UNITS		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Russia — 0.0% (g)
	1,368	Yandex NV, 1.125%, 12/15/18	1,296

		Singapore — 0.0% (g)
		CapitaLand Ltd.,
SGD	4,250	Reg. S, 1.850%, 06/19/20	2,878
SGD	750	Reg. S, 1.950%, 10/17/23	531

			3,409

		South Africa — 0.0% (g)
GBP	900	Brait SE, Reg. S, 2.750%, 09/18/20	1,048
GBP	400	Remgro Jersey GBP Ltd., Reg. S, 2.625%, 03/22/21	508
		Steinhoff Finance Holding GmbH,
EUR	400	Reg. S, Series SHF, 1.250%, 08/11/22	425
EUR	1,800	Reg. S, Series SNH, 1.250%, 10/21/23	1,881

			3,862

		Spain — 0.0% (g)
EUR	400	OHL Investments SA, Reg. S, 4.000%, 04/25/18	405
EUR	1,700	Telefonica Participaciones SAU, Reg. S, 4.900%, 09/25/17	1,628
EUR	1,300	Telefonica SA, Reg. S, 6.000%, 07/24/17	1,261

			3,294

		Taiwan — 0.0% (g)
	500	TPK Holding Co. Ltd., Reg. S, Zero Coupon, 04/08/20	479
	1,300	Zhen Ding Technology Holding Ltd., Reg. S, Zero Coupon, 06/26/19	1,297

			1,776

		United Arab Emirates — 0.1%
		Aabar Investments PJSC,
EUR	2,000	Reg. S, 0.500%, 03/27/20	1,876
EUR	1,500	Reg. S, 1.000%, 03/27/22	1,278
	1,400	DP World Ltd., Reg. S, 1.750%, 06/19/24	1,376
	400	National Bank of Abu Dhabi PJSC, Reg. S, 1.000%, 03/12/18	394

			4,924

		United Kingdom — 0.1%
GBP	400	Balfour Beatty Finance No. 2 Ltd., Reg. S, 1.875%, 12/03/18	501
GBP	1,300	British Land White 2015 Ltd., Reg. S, Zero Coupon, 06/09/20	1,510
	800	Inmarsat plc, Reg. S, 3.875%, 09/09/23	803
		International Consolidated Airlines Group SA,
EUR	800	Reg. S, 0.250%, 11/17/20	808
EUR	1,000	Reg. S, 0.625%, 11/17/22	983

PRINCIPAL AMOUNT/UNITS		SECURITY DESCRIPTION	VALUE
		United Kingdom –– continued
GBP	2,800	Vodafone Group plc, Reg. S, 2.000%, 02/25/19	3,404

			8,009

		United States — 0.3%
	398	Akamai Technologies, Inc., Zero Coupon, 02/15/19	417
	917	Ares Capital Corp., 4.750%, 01/15/18	932
	625	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22 (e)	627
	807	Cheniere Energy, Inc., 4.250%, 03/15/45	531
	939	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	1,001
	1,555	Cobalt International Energy, Inc., 3.125%, 05/15/24	389
	826	Colony Capital, Inc., 3.875%, 01/15/21	824
	2,385	DISH Network Corp., 3.375%, 08/15/26 (e)	2,786
	871	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	952
	956	Extra Space Storage LP, 3.125%, 10/01/35 (e)	983
	387	Finisar Corp., 0.500%, 12/15/36 (e)	390
	1,870	FireEye, Inc., Series B, 1.625%, 06/01/35	1,665
	873	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	887
	542	Illumina, Inc., Zero Coupon, 06/15/19	537
	533	Impax Laboratories, Inc., 2.000%, 06/15/22	429
	1,486	Intel Corp., 2.950%, 12/15/35	2,027
	551	Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23	507
	456	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	458
	800	Jazz Investments I Ltd., 1.875%, 08/15/21	804
	492	JDS Uniphase Corp., 0.625%, 08/15/33	520
		Liberty Interactive LLC,
	1,117	1.750%, 09/30/46 (e)	1,253
	1,384	4.000%, 11/15/29	827
		Liberty Media Corp.,
	684	1.375%, 10/15/23	740
	625	2.250%, 09/30/46 (e)	668
	380	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e)	386
	382	Medicines Co. (The), 2.750%, 07/15/23 (e)	384
	1,034	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,058
	501	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	505

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT/UNITS	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States –– continued
67	Nebraska Book Holdings, Inc., 2.000%, (PIK), 04/01/26 (e) (v)	10
	Nuance Communications, Inc.,
561	1.000%, 12/15/35	522
488	2.750%, 11/01/31	490
505	Redwood Trust, Inc., 4.625%, 04/15/18	505
546	SolarCity Corp., 1.625%, 11/01/19	475
826	SunPower Corp., 0.875%, 06/01/21	587
362	Teradyne, Inc., 1.250%, 12/15/23 (e)	409
2,526	Tesla Motors, Inc., 1.250%, 03/01/21	2,385
199	Trinity Industries, Inc., 3.875%, 06/01/36	249
	Twitter, Inc.,
1,382	0.250%, 09/15/19	1,295
1,410	1.000%, 09/15/21	1,286
	VEREIT, Inc.,
379	3.000%, 08/01/18	377
2,098	3.750%, 12/15/20	2,089
262	Verint Systems, Inc., 1.500%, 06/01/21	248
285	Viavi Solutions, Inc., 0.625%, 08/15/33	301
1,340	Weatherford International Ltd., 5.875%, 07/01/21	1,500
646	Whiting Petroleum Corp., 1.250%, 04/01/20	574
716	Wright Medical Group, Inc., 2.000%, 02/15/20	777
	Yahoo!, Inc.,
84	Zero Coupon, 12/01/18	85
1,162	Zero Coupon, 12/01/18	1,184

		38,835

	Total Convertible Bonds (Cost $87,883)	83,839

SHARES
Convertible Preferred Stocks — 0.3%
	China — 0.0% (g)
37	Mandatory Exchangeable Trust, 5.750%, 06/03/19 ($100 par value) (e)	4,588

	Israel — 0.0% (g)
3	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18 ($1000 par value)	1,998

	United States — 0.3%
5	Allergan plc, Series A, 5.500%, 03/01/18 ($1000 par value)	3,670
16	American Tower Corp., 5.500%, 02/15/18 ($100 par value)	1,627

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
7	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	694
28	Anthem, Inc., 5.250%, 05/01/18 ($ 50 par value)	1,334
28	Arconic, Inc., 5.375%, 10/01/17($ 50 par value)	1,025
3	Bank of America Corp., Series L, 7.250% ($ 1000 par value)	3,727
5	Belden, Inc., 6.750%, 07/15/19 ($ 100 par value)	561
9	Bunge Ltd., 4.875%% ($ 100 par value)	940
51	Dominion Resources, Inc., 6.375%, 07/01/17 ($ 50 par value)	2,584
17	DTE Energy Co., 6.500%, 10/01/19 ($ 50 par value)	923
23	Exelon Corp., 6.500%, 06/01/17 ($ 50 par value)	1,165
20	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($ 100 par value)	1,442
7	Great Plains Energy, Inc., 7.000%, 09/15/19 ($ 50 par value)	375
16	Hess Corp., 8.000%, 02/01/19 ($ 50 par value)	1,041
35	Kinder Morgan, Inc., Series A, 9.750%, 10/26/18 ($ 49 par value)	1,725
51	NextEra Energy, Inc., 6.123%, 09/01/19 ($ 25 par value)	2,534
35	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($ 50 par value)	766
5	Stericycle, Inc., 5.250%, 09/15/18 ($ 100 par value)	296
18	T-Mobile US, Inc., 5.500%, 12/15/17 ($ 50 par value)	1,833
3	Wells Fargo & Co., Series L, 7.500% ($ 1000 par value)	3,961
15	Welltower, Inc., Series I, 6.500% ($ 50 par value)	872

		33,095

	Total Convertible Preferred Stocks (Cost $42,206)	39,681

PRINCIPAL AMOUNT
Corporate Bonds — 46.7%
	Argentina — 0.0% (g)
1,290	Petrobras Argentina SA, 7.375%, 07/21/23 (e)	1,314
650	YPF SA, Reg. S, 8.750%, 04/04/24	703

		2,017

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Australia — 0.1%
	1,725	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e) (x)	1,830
	1,720	BHP Billiton Finance USA Ltd., VAR, 6.750%, 10/19/75 (e)	1,956
	3,835	FMG Resources August 2006 Pty. Ltd., 9.750%, 03/01/22 (e)	4,449
	1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,609

			9,844

		Bahamas — 0.0% (g)
	5,100	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	893

		Belgium — 0.1%
	6,805	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	7,287
EUR	6,175	KBC Group NV, Reg. S, VAR, 5.625%, 03/19/19 (x)	6,716

			14,003

		Brazil — 0.2%
	1,653	Banco Daycoval SA, Reg. S, 5.750%, 03/19/19	1,704
		JBS USA LUX SA,
	4,689	5.750%, 06/15/25 (e)	4,771
	4,448	5.875%, 07/15/24 (e)	4,604
	2,327	7.250%, 06/01/21 (e)	2,406
	2,701	8.250%, 02/01/20 (e)	2,752
		Petrobras Global Finance BV,
	1,440	6.125%, 01/17/22	1,482
	2,070	6.750%, 01/27/41	1,833
	1,090	7.375%, 01/17/27	1,131
	1,900	8.375%, 05/23/21	2,117
	1,056	Vale Overseas Ltd., 5.875%, 06/10/21	1,130
	1,820	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	1,756

			25,686

		Canada — 1.4%
		1011778 BC ULC,
	1,280	4.625%, 01/15/22 (e)	1,314
	10,110	6.000%, 04/01/22 (e)	10,527
	2,332	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	2,414
		Baytex Energy Corp.,
	339	5.125%, 06/01/21 (e)	313
	364	5.625%, 06/01/24 (e)	335
		Bombardier, Inc.,
	965	4.750%, 04/15/19 (e)	984
	1,201	6.000%, 10/15/22 (e)	1,174

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada –– continued
3,228	6.125%, 01/15/23 (e)	3,155
1,580	7.500%, 03/15/25 (e)	1,584
188	7.750%, 03/15/20 (e)	200
5,208	8.750%, 12/01/21 (e)	5,631
	Cascades, Inc.,
1,420	5.500%, 07/15/22 (e)	1,440
1,450	5.750%, 07/15/23 (e)	1,466
	Cenovus Energy, Inc.,
396	4.450%, 09/15/42	349
4,511	6.750%, 11/15/39	5,061
	Concordia International Corp.,
7,727	7.000%, 04/15/23 (e)	2,835
874	9.000%, 04/01/22 (e)	742
5,762	Cott Beverages, Inc., 6.750%, 01/01/20	5,972
13,375	Emera, Inc., Series 16-A, VAR, 6.750%, 06/15/76	14,579
	Encana Corp.,
178	3.900%, 11/15/21	182
770	6.625%, 08/15/37	865
4,584	Garda World Security Corp., 7.250%, 11/15/21 (e)	4,389
930	HudBay Minerals, Inc., 7.250%, 01/15/23 (e)	983
	Lundin Mining Corp.,
1,800	7.500%, 11/01/20 (e)	1,915
2,180	7.875%, 11/01/22 (e)	2,376
	Mattamy Group Corp.,
2,118	6.500%, 11/15/20 (e)	2,166
532	6.875%, 12/15/23 (e)	548
	MEG Energy Corp.,
13,270	6.375%, 01/30/23 (e)	12,341
5,013	6.500%, 03/15/21 (e)	5,147
4,175	6.500%, 01/15/25 (e)	4,222
2,539	7.000%, 03/31/24 (e)	2,373
	New Gold, Inc.,
1,052	6.250%, 11/15/22 (e)	1,057
1,054	7.000%, 04/15/20 (e)	1,065
	NOVA Chemicals Corp.,
685	5.000%, 05/01/25 (e)	687
2,395	5.250%, 08/01/23 (e)	2,479
	Open Text Corp.,
1,957	5.625%, 01/15/23 (e)	2,035
2,388	5.875%, 06/01/26 (e)	2,502
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24	1,323

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada –– continued
235	6.500%, 12/15/21	242
10,208	Quebecor Media, Inc., 5.750%, 01/15/23	10,693
50	Quebecor World Capital Corp., 6.125%, 01/15/16 (d)	—
50	Quebecor, Inc., 9.750%, 01/15/16 (d)	—
	Teck Resources Ltd.,
1,335	3.000%, 03/01/19	1,342
1,635	4.750%, 01/15/22	1,676
1,455	5.400%, 02/01/43	1,368
2,670	6.000%, 08/15/40	2,677
2,775	6.125%, 10/01/35	2,837
355	8.000%, 06/01/21 (e)	391
1,383	8.500%, 06/01/24 (e)	1,609
	Transcanada Trust,
9,359	Series 16-A, VAR, 5.875%, 08/15/76	9,897
9,855	VAR, 5.625%, 05/20/75	10,101
	Trinidad Drilling Ltd.,
1,631	6.625%, 02/15/25 (e)	1,668
1,651	7.875%, 01/15/19 (e)	1,659
	Videotron Ltd.,
1,365	5.000%, 07/15/22	1,419
7,328	5.375%, 06/15/24 (e)	7,658

		163,967

	Chile — 0.0% (g)
2,140	Cencosud SA, Reg. S, 5.500%, 01/20/21	2,303
1,350	Empresa Electrica Angamos SA, Reg. S, 4.875%, 05/25/29	1,310

		3,613

	Colombia — 0.0% (g)
	Ecopetrol SA,
2,182	7.375%, 09/18/43	2,240

	Croatia — 0.0% (g)
1,340	Hrvatska Elektroprivreda, 5.875%, 10/23/22 (e)	1,410

	Finland — 0.0% (g)
	Nokia OYJ,
904	5.375%, 05/15/19	947
1,452	6.625%, 05/15/39	1,521

		2,468

	France — 0.6%
5,150	Albea Beauty Holdings SA, 8.375%, 11/01/19 (e)	5,349
2,953	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	3,080

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	France –– continued
	Credit Agricole SA,
12,935	VAR, 6.625%, 09/23/19 (e) (x)	12,725
4,435	VAR, 8.125%, 12/23/25 (e) (x)	4,715
	SFR Group SA,
18,441	6.000%, 05/15/22 (e)	18,971
3,730	6.250%, 05/15/24 (e)	3,754
6,061	7.375%, 05/01/26 (e)	6,220
12,990	Societe Generale SA, VAR, 7.375%, 09/13/21 (e) (x)	13,014

		67,828

	Georgia — 0.0% (g)
988	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	1,076

	Germany — 0.4%
	Fresenius Medical Care U.S. Finance II, Inc.,
860	4.125%, 10/15/20 (e)	881
1,965	4.750%, 10/15/24 (e)	1,990
978	5.625%, 07/31/19 (e)	1,044
2,747	5.875%, 01/31/22 (e)	2,967
400	6.500%, 09/15/18 (e)	424
1,850	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	1,998
	IHO Verwaltungs GmbH,
1,085	4.125%, (cash), 09/15/21 (e) (v)	1,092
2,715	4.500%, (cash), 09/15/23 (e) (v)	2,688
1,085	4.750%, (cash), 09/15/26 (e) (v)	1,066
	Schaeffler Finance BV,
1,750	4.250%, 05/15/21 (e)	1,785
2,755	4.750%, 05/15/23 (e)	2,809
3,530	Unitymedia GmbH, 6.125%, 01/15/25 (e)	3,649
2,888	Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (e)	3,003
	ZF North America Capital, Inc.,
2,586	4.000%, 04/29/20 (e)	2,695
10,105	4.500%, 04/29/22 (e)	10,370
7,838	4.750%, 04/29/25 (e)	7,969

		46,430

	Guatemala — 0.0% (g)
1,470	Comcel Trust, Reg. S, 6.875%, 02/06/24	1,533

	Hungary — 0.1%
2,420	MFB Magyar Fejlesztesi Bank Zrt., 6.250%, 10/21/20 (e)	2,670
2,250	MOL Group Finance SA, Reg. S, 6.250%, 09/26/19	2,436

		5,106

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	India — 0.0% (g)
1,680	Bharti Airtel International Netherlands BV, Reg. S, 5.125%, 03/11/23	1,759
1,030	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	1,114

		2,873

	Indonesia — 0.1%
1,400	Majapahit Holding BV, Reg. S, 7.750%, 01/20/20	1,571
	Pertamina Persero PT,
3,040	Reg. S, 5.250%, 05/23/21	3,208
3,810	Reg. S, 6.450%, 05/30/44	3,991
1,170	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,205

		9,975

	Ireland — 0.2%
	Ardagh Packaging Finance plc,
3,360	6.000%, 02/15/25 (e)	3,381
900	6.250%, 01/31/19 (e)	917
1,000	6.750%, 01/31/21 (e)	1,034
5,475	7.250%, 05/15/24 (e)	5,865
765	VAR, 3.963%, 12/15/19 (e)	777
425	Fly Leasing Ltd., 6.750%, 12/15/20	445
3,830	James Hardie International Finance Ltd., 5.875%, 02/15/23 (e)	3,983
	Park Aerospace Holdings Ltd.,
1,402	5.250%, 08/15/22 (e)	1,437
1,454	5.500%, 02/15/24 (e)	1,494
3,924	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17 (x)	3,306

		22,639

	Israel — 0.1%
16,355	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	13,679

	Italy — 0.2%
8,600	Enel SpA, VAR, 8.750%, 09/24/73 (e)	9,804
2,000	Telecom Italia SpA, 5.303%, 05/30/24 (e)	2,011
	Wind Acquisition Finance SA,
4,500	4.750%, 07/15/20 (e)	4,579
4,500	7.375%, 04/23/21 (e)	4,679

		21,073

	Jamaica — 0.0% (g)
1,530	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	1,232

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Japan — 0.0% (g)
4,299	SoftBank Group Corp., 4.500%, 04/15/20 (e)	4,407

	Kazakhstan — 0.1%
1,325	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.950%, 07/10/42	1,338
	KazMunayGas National Co. JSC,
3,396	Reg. S, 6.375%, 04/09/21	3,692
1,100	Reg. S, 9.125%, 07/02/18	1,191

		6,221

	Luxembourg — 1.0%
	Altice Financing SA,
724	6.500%, 01/15/22 (e)	752
8,062	6.625%, 02/15/23 (e)	8,420
7,885	7.500%, 05/15/26 (e)	8,324
	Altice Finco SA,
200	7.625%, 02/15/25 (e)	207
200	9.875%, 12/15/20 (e)	211
	Altice Luxembourg SA,
415	7.625%, 02/15/25 (e)	439
13,763	7.750%, 05/15/22 (e)	14,606
	ArcelorMittal,
4,303	6.125%, 06/01/25	4,730
17,202	7.250%, 02/25/22	19,395
500	7.750%, 03/01/41	544
2,000	8.000%, 10/15/39	2,225
	INEOS Group Holdings SA,
6,920	5.625%, 08/01/24 (e)	6,903
13,925	5.875%, 02/15/19 (e)	14,151
869	Intelsat Connect Finance SA, 12.500%, 04/01/22 (e)	550
	Intelsat Jackson Holdings SA,
9,711	5.500%, 08/01/23	6,798
1,772	7.250%, 04/01/19	1,523
28,212	7.250%, 10/15/20	22,146
9,475	7.500%, 04/01/21	7,343
6,115	8.000%, 02/15/24 (e)	6,344

		125,611

	Malaysia — 0.0% (g)
1,200	Petronas Capital Ltd., Reg. S, 4.500%, 03/18/45	1,230

	Mexico — 0.4%
	Alfa SAB de CV,
2,412	6.875%, 03/25/44 (e)	2,285

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
2,700	Reg. S, 5.250%, 03/25/24	2,724
600	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	572
2,600	BBVA Bancomer SA, Reg. S, 6.750%, 09/30/22	2,795
	Cemex Finance LLC,
995	6.000%, 04/01/24 (e)	1,020
6,300	9.375%, 10/12/22 (e)	6,865
	Cemex SAB de CV,
3,104	5.700%, 01/11/25 (e)	3,104
8,730	6.125%, 05/05/25 (e)	8,962
5,190	7.250%, 01/15/21 (e)	5,540
450	7.750%, 04/16/26 (e)	497
1,200	Grupo KUO SAB De CV, Reg. S, 6.250%, 12/04/22	1,170
	Petroleos Mexicanos,
2,749	5.625%, 01/23/46	2,273
1,250	6.375%, 02/04/21	1,337
5,050	6.625%, 06/15/35	4,888

		44,032

	Morocco — 0.0% (g)
	OCP SA,
1,720	Reg. S, 5.625%, 04/25/24	1,792
1,171	Reg. S, 6.875%, 04/25/44	1,203

		2,995

	Netherlands — 0.5%
	AerCap Ireland Capital DAC,
500	3.750%, 05/15/19	512
900	4.625%, 10/30/20	947
4,600	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	3,243
	NXP BV,
2,281	4.125%, 06/15/20 (e)	2,361
2,905	4.125%, 06/01/21 (e)	2,999
2,665	4.625%, 06/15/22 (e)	2,805
5,525	4.625%, 06/01/23 (e)	5,842
5,902	5.750%, 02/15/21 (e)	6,094
6,874	5.750%, 03/15/23 (e)	7,235
	Shell International Finance BV,
6,731	3.750%, 09/12/46	6,217
1,620	4.375%, 05/11/45	1,647
7,927	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	8,046
1,425	Ziggo Bond Finance BV, 5.875%, 01/15/25 (e)	1,435
4,470	Ziggo Secured Finance BV, 5.500%, 01/15/27 (e)	4,442

		53,825

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		New Zealand — 0.1%
		Reynolds Group Issuer, Inc.,
	1,700	5.125%, 07/15/23 (e)	1,742
	8,885	5.750%, 10/15/20	9,148
	3,079	6.875%, 02/15/21	3,157
	1,745	7.000%, 07/15/24 (e)	1,859
	676	8.250%, 02/15/21	696

			16,602

		Nigeria — 0.0% (g)
	2,631	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (d) (e)	868

		Peru — 0.1%
	1,850	Banco de Credito del Peru, Reg. S, 4.250%, 04/01/23	1,912
	1,800	BBVA Banco Continental SA, Reg. S, 5.000%, 08/26/22	1,917
	1,124	Consorcio Transmantaro SA, Reg. S, 4.375%, 05/07/23	1,140
	1,700	Southern Copper Corp., 5.875%, 04/23/45	1,732

			6,701

		Russia — 0.1%
	1,100	Gazprom OAO, Reg. S, 9.250%, 04/23/19	1,245
	550	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.750%, 05/29/18	583
	1,100	Russian Railways, Reg. S, 5.700%, 04/05/22	1,174
	3,650	Sberbank of Russia, Reg. S, 4.950%, 02/07/17	3,649
	2,150	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	2,260
	1,081	VTB Bank OJSC, Reg. S, 6.950%, 10/17/22	1,169

			10,080

		South Korea — 0.0% (g)
	3,805	MagnaChip Semiconductor Corp., 6.625%, 07/15/21	3,367

		Spain — 0.1%
		Banco Bilbao Vizcaya Argentaria SA,
EUR	1,000	Reg. S, VAR, 6.750%, 02/18/20 (x)	1,028
EUR	1,800	Reg. S, VAR, 7.000%, 02/19/19 (x)	1,856
	2,000	Reg. S, VAR, 9.000%, 05/09/18 (x)	2,087
	3,365	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,492
GBP	4,400	Telefonica Europe BV, Reg. S, VAR, 6.750%, 11/26/20 (x)	5,850

			14,313

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Sweden — 0.1%
5,000	Skandinaviska Enskilda Banken AB, Reg. S, VAR, 5.750%, 05/13/20 (x)	4,994
5,000	Svenska Handelsbanken AB, Reg. S, VAR, 5.250%, 03/01/21 (x)	4,944
5,000	Swedbank AB, Reg. S, VAR, 5.500%, 03/17/20 (x)	5,001

		14,939

	Switzerland — 0.2%
	Credit Suisse Group AG,
6,385	VAR, 6.250%, 12/18/24 (e) (x)	6,297
2,646	VAR, 7.500%, 12/11/23 (e) (x)	2,799
	UBS Group AG,
5,000	Reg. S, VAR, 6.875%, 08/07/25 (x)	4,980
5,000	Reg. S, VAR, 7.000%, 02/19/25 (x)	5,269
2,000	Reg. S, VAR, 7.125%, 02/19/20 (x)	2,062

		21,407

	United Arab Emirates — 0.0% (g)
500	DP World Ltd., Reg. S, 6.850%, 07/02/37	550
2,047	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	1,842

		2,392

	United Kingdom — 0.9%
3,075	Afren plc, Reg. S, 6.625%, 12/09/20 (d)	4
	Anglo American Capital plc,
2,170	3.625%, 05/14/20 (e)	2,186
3,197	4.125%, 09/27/22 (e)	3,225
739	4.450%, 09/27/20 (e)	765
3,646	4.875%, 05/14/25 (e)	3,692
	Ashtead Capital, Inc.,
3,560	5.625%, 10/01/24 (e)	3,738
8,285	6.500%, 07/15/22 (e)	8,668
	Fiat Chrysler Automobiles NV,
2,584	4.500%, 04/15/20	2,642
8,442	5.250%, 04/15/23	8,632
	HSBC Holdings plc,
4,840	VAR, 6.375%, 09/17/24 (x)	4,798
6,000	VAR, 6.375%, 03/30/25 (x)	6,007
6,852	VAR, 6.875%, 06/01/21 (x)	7,277
	Jaguar Land Rover Automotive plc,
3,528	4.125%, 12/15/18 (e)	3,608
1,814	4.250%, 11/15/19 (e)	1,875
300	5.625%, 02/01/23 (e)	314
12,498	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24 (x)	12,964

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United Kingdom –– continued
GBP	3,809	Nationwide Building Society, Reg. S, VAR, 6.875%, 06/20/19 (x)	4,834
		Noble Holding International Ltd.,
	169	5.250%, 03/15/42	123
	1,121	6.200%, 08/01/40	875
	1,393	7.750%, 01/15/24	1,384
		Royal Bank of Scotland Group plc,
	1,610	5.125%, 05/28/24	1,605
	14,647	6.125%, 12/15/22	15,448
	5,545	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	5,961
		Virgin Media Finance plc,
	1,400	6.000%, 10/15/24 (e)	1,459
	2,548	6.375%, 04/15/23 (e)	2,675
		Virgin Media Secured Finance plc,
	975	5.250%, 01/15/26 (e)	978
	1,300	5.500%, 01/15/25 (e)	1,332
	1,100	5.500%, 08/15/26 (e)	1,117

			108,186

		United States — 39.6%
		21st Century Fox America, Inc.,
	6,795	4.750%, 09/15/44	6,787
	4,795	4.950%, 10/15/45	4,844
	7,220	Abbott Laboratories, 4.900%, 11/30/46	7,275
		AbbVie, Inc.,
	5,040	4.450%, 05/14/46	4,702
	6,334	4.700%, 05/14/45	6,144
		Acadia Healthcare Co., Inc.,
	520	5.125%, 07/01/22	521
	700	5.625%, 02/15/23	711
	528	6.125%, 03/15/21	544
	3,004	6.500%, 03/01/24	3,120
	3,495	ACCO Brands Corp., 5.250%, 12/15/24 (e)	3,517
	3,366	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,827
	3,420	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,523
		Actavis Funding SCS,
	6,730	4.750%, 03/15/45	6,637
	9,725	4.850%, 06/15/44	9,707
	3,720	Adient Global Holdings Ltd., 4.875%, 08/15/26 (e)	3,653
		ADT Corp. (The),
	7,178	3.500%, 07/15/22	6,783
	9,752	4.125%, 06/15/23	9,301

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,019	Advanced Micro Devices, Inc., 7.000%, 07/01/24	1,055
870	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	887
9,398	AECOM, 5.875%, 10/15/24	10,126
	AES Corp.,
1,900	4.875%, 05/15/23	1,890
6,285	5.500%, 04/15/25	6,364
2,903	6.000%, 05/15/26	3,005
6,704	7.375%, 07/01/21	7,542
8,189	Aetna, Inc., 4.375%, 06/15/46	8,204
3,731	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	3,486
5,465	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	5,246
	Aircastle Ltd.,
1,935	5.500%, 02/15/22	2,031
3,400	6.750%, 04/15/17	3,434
7,097	7.625%, 04/15/20	8,020
1,200	Airxcel, Inc., 8.500%, 02/15/22 (e)	1,224
3,020	AK Steel Corp., 7.500%, 07/15/23	3,308
	Albertsons Cos. LLC,
4,442	5.750%, 03/15/25 (e)	4,414
8,528	6.625%, 06/15/24 (e)	8,888
	Alcoa Nederland Holding BV,
2,996	6.750%, 09/30/24 (e)	3,251
900	7.000%, 09/30/26 (e)	986
	Alere, Inc.,
497	6.375%, 07/01/23 (e)	503
3,955	6.500%, 06/15/20	3,947
	Aleris International, Inc.,
240	7.875%, 11/01/20	245
1,975	9.500%, 04/01/21 (e)	2,148
	Alliance Data Systems Corp.,
1,939	5.375%, 08/01/22 (e)	1,895
970	5.875%, 11/01/21 (e)	1,002
19,105	Allstate Corp. (The), VAR, 5.750%, 08/15/53	20,132
	Ally Financial, Inc.,
2,460	3.500%, 01/27/19	2,485
5,200	4.125%, 03/30/20	5,291
3,039	4.125%, 02/13/22	3,035
9,865	4.250%, 04/15/21	9,964
14,872	4.625%, 05/19/22	15,095
11,685	4.625%, 03/30/25	11,539
1,600	4.750%, 09/10/18	1,652

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,835	5.125%, 09/30/24	3,940
2,855	5.750%, 11/20/25	2,913
3,435	8.000%, 11/01/31	4,079
1,740	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	1,870
	Altice US Finance I Corp.,
6,480	5.375%, 07/15/23 (e)	6,747
3,703	5.500%, 05/15/26 (e)	3,796
	AMC Entertainment Holdings, Inc.,
6,435	5.750%, 06/15/25	6,644
1,400	5.875%, 02/15/22	1,465
875	5.875%, 11/15/26 (e)	892
	AMC Networks, Inc.,
2,100	4.750%, 12/15/22	2,142
9,150	5.000%, 04/01/24	9,333
1,620	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	1,680
	American Axle & Manufacturing, Inc.,
1,600	6.250%, 03/15/21	1,648
3,925	6.625%, 10/15/22	4,043
3,450	7.750%, 11/15/19	3,816
	American Express Co.,
18,070	Series C, VAR, 4.900%, 03/15/20 (x)	17,729
5,575	VAR, 5.200%, 11/15/19 (x)	5,631
	American International Group, Inc.,
4,240	4.500%, 07/16/44	4,136
10,770	4.800%, 07/10/45	10,968
729	AmeriGas Finance LLC, 7.000%, 05/20/22	764
	AmeriGas Partners LP,
4,278	5.500%, 05/20/25	4,385
1,314	5.625%, 05/20/24	1,363
1,039	5.875%, 08/20/26	1,078
7,465	Amgen, Inc., 4.400%, 05/01/45	7,091
	Amkor Technology, Inc.,
9,149	6.375%, 10/01/22	9,492
4,556	6.625%, 06/01/21	4,650
1,312	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	1,315
805	Analog Devices, Inc., 4.500%, 12/05/36	800
6,606	Anixter, Inc., 5.500%, 03/01/23	6,887
2,380	Antero Midstream Partners LP, 5.375%, 09/15/24 (e)	2,434
	Antero Resources Corp.,
1,311	5.000%, 03/01/25 (e)	1,282
9,240	5.125%, 12/01/22	9,309
3,548	5.375%, 11/01/21	3,637

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
4,205	5.625%, 06/01/23	4,289
	Anthem, Inc.,
3,295	4.650%, 08/15/44	3,300
3,640	5.100%, 01/15/44	3,879
2,565	Arch Capital Finance LLC, 5.031%, 12/15/46	2,673
930	Archrock Partners LP, 6.000%, 10/01/22	911
	Arconic, Inc.,
9,295	5.125%, 10/01/24	9,655
2,063	5.400%, 04/15/21	2,197
3,092	5.870%, 02/23/22	3,320
984	6.150%, 08/15/20	1,070
1,469	6.750%, 01/15/28	1,594
12,442	Ashland LLC, 4.750%, 08/15/22	12,722
	AT&T, Inc.,
1,765	4.300%, 12/15/42	1,555
6,380	4.350%, 06/15/45	5,478
8,215	4.750%, 05/15/46	7,504
3,850	5.150%, 03/15/42	3,790
4,210	5.650%, 02/15/47	4,376
275	AutoNation, Inc., 5.500%, 02/01/20	296
	Avaya, Inc.,
3,420	7.000%, 04/01/19 (e)	2,830
3,340	9.000%, 04/01/19 (e)	2,789
2,160	10.500%, 03/01/21 (d)	589
	Avis Budget Car Rental LLC,
6,050	5.500%, 04/01/23	5,868
5,730	6.375%, 04/01/24 (e)	5,630
2,408	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	2,438
4,450	B&G Foods, Inc., 4.625%, 06/01/21	4,550
	Ball Corp.,
495	4.000%, 11/15/23	491
1,850	4.375%, 12/15/20	1,944
905	5.000%, 03/15/22	952
1,962	5.250%, 07/01/25	2,061
	Bank of America Corp.,
15,338	Series AA, VAR, 6.100%, 03/17/25 (x)	15,990
19,619	Series K, VAR, 8.000%, 01/30/18 (x)	20,256
14,315	Series M, VAR, 8.125%, 05/15/18 (x)	14,928
7,015	Series U, VAR, 5.200%, 06/01/23 (x)	6,883
23,045	Series V, VAR, 5.125%, 06/17/19 (x)	23,074
11,220	Series X, VAR, 6.250%, 09/05/24 (x)	11,714
13,130	Series Z, VAR, 6.500%, 10/23/24 (x)	14,082

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Bank of New York Mellon Corp. (The),
9,636	Series D, VAR, 4.500%, 06/20/23 (x)	8,818
20,375	Series E, VAR, 4.950%, 06/20/20 (x)	20,859
15,551	Series F, VAR, 4.625%, 09/20/26 (x)	14,778
5,095	Baxalta, Inc., 5.250%, 06/23/45	5,420
	Belden, Inc.,
445	5.250%, 07/15/24 (e)	447
5,499	5.500%, 09/01/22 (e)	5,678
	Berry Plastics Corp.,
1,875	5.125%, 07/15/23	1,919
500	6.000%, 10/15/22	529
7,755	Biogen, Inc., 5.200%, 09/15/45	8,292
	Blue Cube Spinco, Inc.,
5,012	9.750%, 10/15/23	5,952
6,107	10.000%, 10/15/25	7,389
5,667	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	5,810
4,230	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	4,177
3,185	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,533
920	Boise Cascade Co., 5.625%, 09/01/24 (e)	936
	Boyd Gaming Corp.,
970	6.375%, 04/01/26 (e)	1,040
7,395	6.875%, 05/15/23	7,941
7,390	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	7,372
	Cablevision Systems Corp.,
5,981	8.000%, 04/15/20	6,610
629	8.625%, 09/15/17	652
	Caesars Entertainment Operating Co., Inc.,
5,754	8.500%, 02/15/20 (d)	6,401
10,622	9.125%, 02/15/20 (d)	11,791
6,287	11.250%, 06/01/17 (d)	6,838
	CalAtlantic Group, Inc.,
1,240	5.375%, 10/01/22	1,285
1,538	5.875%, 11/15/24	1,600
1,275	8.375%, 01/15/21	1,485
2,759	Caleres, Inc., 6.250%, 08/15/23	2,883
	California Resources Corp.,
55	5.500%, 09/15/21	43
19	6.000%, 11/15/24	14
11,281	8.000%, 12/15/22 (e)	10,040
2,133	Callon Petroleum Co., 6.125%, 10/01/24 (e)	2,258
	Calpine Corp.,
3,015	5.250%, 06/01/26 (e)	3,038

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,139	5.375%, 01/15/23	1,122
1,500	5.500%, 02/01/24	1,462
1,140	5.750%, 01/15/25	1,117
4,467	5.875%, 01/15/24 (e)	4,679
4,220	Camelot Finance SA, 7.875%, 10/15/24 (e)	4,463
21,570	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20 (x)	21,999
788	Capsugel SA, 7.000%, (cash), 05/15/19 (e) (v)	792
3,650	CBS Corp., 4.600%, 01/15/45	3,515
1,090	CBS Radio, Inc., 7.250%, 11/01/24 (e)	1,136
658	CCM Merger, Inc., 9.125%, 05/01/19 (e)	681
	CCO Holdings LLC,
3,280	5.125%, 05/01/23 (e)	3,403
2,410	5.125%, 05/01/27 (e)	2,452
3,700	5.375%, 05/01/25 (e)	3,853
9,140	5.500%, 05/01/26 (e)	9,574
11,541	5.750%, 02/15/26 (e)	12,230
35,257	5.875%, 04/01/24 (e)	37,714
	CDW LLC,
2,242	5.000%, 09/01/23	2,287
875	5.500%, 12/01/24	911
	Cedar Fair LP,
1,095	5.250%, 03/15/21	1,129
575	5.375%, 06/01/24	592
8,615	Celgene Corp., 5.000%, 08/15/45	8,905
	Centene Corp.,
100	4.750%, 05/15/22	101
2,850	4.750%, 01/15/25	2,813
2,570	5.625%, 02/15/21	2,698
1,745	6.125%, 02/15/24	1,854
2,600	Central Garden & Pet Co., 6.125%, 11/15/23	2,782
	CenturyLink, Inc.,
13,146	Series T, 5.800%, 03/15/22	13,520
8,375	Series W, 6.750%, 12/01/23	8,616
	CF Industries, Inc.,
806	3.400%, 12/01/21 (e)	804
981	4.500%, 12/01/26 (e)	982
4,540	4.950%, 06/01/43	3,893
3,224	5.150%, 03/15/34	2,958
8,153	5.375%, 03/15/44	7,134
	Change Healthcare Holdings, Inc.,
4,180	6.000%, 02/15/21 (e)	4,420
2,435	11.000%, 12/31/19	2,508

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
18,945	Charter Communications Operating LLC, 6.484%, 10/23/45	21,537
	Chemours Co. (The),
4,745	6.625%, 05/15/23	4,709
1,500	7.000%, 05/15/25	1,495
	Cheniere Corpus Christi Holdings LLC,
2,960	5.875%, 03/31/25 (e)	3,130
2,120	7.000%, 06/30/24 (e)	2,367
	Chesapeake Energy Corp.,
3,110	4.875%, 04/15/22	2,900
918	5.750%, 03/15/23	881
1,771	6.125%, 02/15/21	1,748
8,728	8.000%, 12/15/22 (e)	9,317
2,173	8.000%, 01/15/25 (e)	2,236
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	60
2,239	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	2,365
	Cinemark USA, Inc.,
3,600	4.875%, 06/01/23	3,627
2,412	5.125%, 12/15/22	2,478
	CIT Group, Inc.,
1,085	3.875%, 02/19/19	1,108
4,908	5.000%, 08/15/22	5,141
9,242	5.375%, 05/15/20	9,831
16,740	5.500%, 02/15/19 (e)	17,612
3,131	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,366
1,908	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,975
	Citigroup, Inc.,
14,725	Series D, VAR, 5.350%, 05/15/23 (x)	14,375
10,670	Series M, VAR, 6.300%, 05/15/24 (x)	10,897
21,330	Series N, VAR, 5.800%, 11/15/19 (x)	21,917
10,010	Series O, VAR, 5.875%, 03/27/20 (x)	10,323
20,570	Series P, VAR, 5.950%, 05/15/25 (x)	20,925
7,020	Series R, VAR, 6.125%, 11/15/20 (x)	7,374
5,475	Series T, VAR, 6.250%, 08/15/26 (x)	5,783
16,431	VAR, 5.950%, 01/30/23 (x)	16,961
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	517
11,608	9.000%, 03/15/19 (e)	5,572
	Clean Harbors, Inc.,
1,490	5.125%, 06/01/21	1,527
6,200	5.250%, 08/01/20	6,360
	Clear Channel Worldwide Holdings, Inc.,
1,675	Series A, 6.500%, 11/15/22	1,690

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
115	Series A, 7.625%, 03/15/20	112
35,645	Series B, 6.500%, 11/15/22	37,214
21,033	Series B, 7.625%, 03/15/20	21,085
	Clearwater Paper Corp.,
2,125	4.500%, 02/01/23	2,116
900	5.375%, 02/01/25 (e)	894
387	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	411
4,235	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	3,563
	CNH Industrial Capital LLC,
3,475	4.375%, 11/06/20	3,601
5,420	4.875%, 04/01/21	5,644
5,015	CNO Financial Group, Inc., 5.250%, 05/30/25	5,048
1,434	Coeur Mining, Inc., 7.875%, 02/01/21	1,477
2,669	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	2,722
5,075	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	5,272
3,290	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	3,855
3,227	Commercial Metals Co., 4.875%, 05/15/23	3,292
9,502	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	10,126
	CommScope, Inc.,
358	4.375%, 06/15/20 (e)	368
2,355	5.000%, 06/15/21 (e)	2,417
5,188	5.500%, 06/15/24 (e)	5,356
	Communications Sales & Leasing, Inc.,
4,380	6.000%, 04/15/23 (e)	4,599
1,210	7.125%, 12/15/24 (e)	1,231
8,255	8.250%, 10/15/23	8,957
	Community Health Systems, Inc.,
151	5.125%, 08/15/18	151
3,274	5.125%, 08/01/21	3,086
2,757	6.875%, 02/01/22	2,013
2,575	7.125%, 07/15/20	2,118
2,889	8.000%, 11/15/19	2,564
2,172	Concho Resources, Inc., 5.500%, 04/01/23	2,253
1,855	CONSOL Energy, Inc., 5.875%, 04/15/22	1,795
2,232	Consolidated Communications, Inc., 6.500%, 10/01/22	2,238
26	Constar International, Inc., 11.000%, 12/31/17 (d)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Continental Resources, Inc.,
673	3.800%, 06/01/24	628
7,296	4.500%, 04/15/23	7,205
9,308	5.000%, 09/15/22	9,518
3,623	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	3,643
	CoreCivic, Inc.,
8,720	4.125%, 04/01/20	8,851
2,400	4.625%, 05/01/23	2,388
10,061	Cortes NP Acquisition Corp., 9.250%, 10/15/24 (e)	10,633
	Covanta Holding Corp.,
240	5.875%, 03/01/24	239
577	6.375%, 10/01/22	595
	Crestwood Midstream Partners LP,
854	6.000%, 12/15/20	880
3,830	6.125%, 03/01/22	3,954
1,409	6.250%, 04/01/23	1,455
	Crown Americas LLC,
1,765	4.250%, 09/30/26 (e)	1,688
1,770	4.500%, 01/15/23	1,807
	CSC Holdings LLC,
2,515	5.500%, 04/15/27 (e)	2,549
1,400	6.625%, 10/15/25 (e)	1,528
4,065	6.750%, 11/15/21	4,415
1,521	8.625%, 02/15/19	1,688
7,700	10.125%, 01/15/23 (e)	8,927
900	10.875%, 10/15/25 (e)	1,071
1,600	CSI Compressco LP, 7.250%, 08/15/22	1,536
4,820	CSX Corp., 4.250%, 11/01/66	4,291
10,073	CVR Partners LP, 9.250%, 06/15/23 (e)	10,728
3,340	CVS Health Corp., 5.125%, 07/20/45	3,663
4,320	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	4,569
	Dana, Inc.,
3,230	5.500%, 12/15/24	3,359
6,125	6.000%, 09/15/23	6,462
	DaVita, Inc.,
7,480	5.000%, 05/01/25	7,307
4,052	5.125%, 07/15/24	4,014
1,275	5.750%, 08/15/22	1,324
	DCP Midstream Operating LP,
2,715	3.875%, 03/15/23	2,620
530	4.750%, 09/30/21 (e)	541
702	4.950%, 04/01/22	728
185	5.350%, 03/15/20 (e)	194
1,825	6.750%, 09/15/37 (e)	1,898

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
6,738	Dean Foods Co., 6.500%, 03/15/23 (e)	7,041
	Denbury Resources, Inc.,
3,495	4.625%, 07/15/23	2,791
570	5.500%, 05/01/22	489
6,625	Devon Energy Corp., 5.000%, 06/15/45	6,644
	Diamond 1 Finance Corp.,
25	3.480%, 06/01/19 (e)	25
1,310	4.420%, 06/15/21 (e)	1,367
7,581	5.450%, 06/15/23 (e)	8,142
2,895	5.875%, 06/15/21 (e)	3,054
9,141	6.020%, 06/15/26 (e)	9,869
1,465	7.125%, 06/15/24 (e)	1,604
9,340	8.350%, 07/15/46 (e)	11,662
1,247	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	1,245
4,015	Diebold Nixdorf, Inc., 8.500%, 04/15/24	4,386
	DISH DBS Corp.,
7,460	5.000%, 03/15/23	7,347
21,800	5.875%, 07/15/22	22,661
13,105	5.875%, 11/15/24	13,253
24,614	6.750%, 06/01/21	26,460
2,527	7.750%, 07/01/26	2,823
6,950	DJO Finco, Inc., 8.125%, 06/15/21 (e)	6,012
5,148	Dollar Tree, Inc., 5.750%, 03/01/23	5,439
2,229	Dominion Gas Holdings LLC, 4.600%, 12/15/44	2,239
17,485	Dominion Resources, Inc., VAR, 5.750%, 10/01/54	18,053
2,164	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	2,161
5,625	Duke Energy Corp., 3.750%, 09/01/46	5,102
1,693	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,769
	Dynegy, Inc.,
5,787	5.875%, 06/01/23	5,266
6,280	7.375%, 11/01/22	6,201
8,155	7.625%, 11/01/24	7,768
3,400	8.000%, 01/15/25 (e)	3,264
720	E*TRADE Financial Corp., 5.375%, 11/15/22	763
560	Eldorado Resorts, Inc., 7.000%, 08/01/23	596
25,041	Embarq Corp., 7.995%, 06/01/36	24,352
1,129	EMC Corp., 2.650%, 06/01/20	1,095

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,825	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	1,994
	Endo Finance LLC,
3,026	5.750%, 01/15/22 (e)	2,636
1,846	7.250%, 01/15/22 (e)	1,671
	Endo Ltd.,
1,770	6.000%, 02/01/25 (e)	1,452
10,650	6.000%, 07/15/23 (e)	9,079
8,500	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	8,649
6,302	Energy Transfer Equity LP, 5.875%, 01/15/24	6,727
	Energy Transfer Partners LP,
3,020	5.150%, 02/01/43	2,874
1,155	6.125%, 12/15/45	1,260
3,211	EnerSys, 5.000%, 04/30/23 (e)	3,267
455	EnLink Midstream Partners LP, 7.125%, 06/01/22	476
	Ensco plc,
429	4.500%, 10/01/24	384
808	5.200%, 03/15/25	735
419	8.000%, 01/31/24 (e)	435
4,938	Entegris, Inc., 6.000%, 04/01/22 (e)	5,160
	Enterprise Products Operating LLC,
2,890	4.850%, 03/15/44	2,933
12,190	4.900%, 05/15/46	12,481
	Envision Healthcare Corp.,
1,754	5.125%, 07/01/22 (e)	1,785
1,075	5.625%, 07/15/22	1,107
	EP Energy LLC,
695	6.375%, 06/15/23	607
3,286	7.750%, 09/01/22	3,023
5,009	8.000%, 11/29/24 (e)	5,410
16,760	9.375%, 05/01/20	17,053
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,357
3,098	5.375%, 01/01/22	3,276
950	5.375%, 04/01/23	994
948	5.750%, 01/01/25	1,000
3,555	5.875%, 01/15/26	3,772
8,015	ERAC USA Finance LLC, 4.200%, 11/01/46 (e)	7,367
5,852	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	5,872
	Exelon Corp.,
6,060	4.450%, 04/15/46	6,021

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
3,750	5.100%, 06/15/45	4,025
	Express Scripts Holding Co.,
7,130	4.800%, 07/15/46	6,700
1,556	6.125%, 11/15/41	1,762
	FedEx Corp.,
6,025	4.550%, 04/01/46	6,014
2,215	4.750%, 11/15/45	2,284
1,170	Ferrellgas LP, 6.750%, 06/15/23	1,167
1,605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,611
	Fifth Third Bancorp,
5,385	Series J, VAR, 4.900%, 09/30/19 (x)	5,203
17,625	VAR, 5.100%, 06/30/23 (x)	16,841
	First Data Corp.,
6,166	5.000%, 01/15/24 (e)	6,228
14,099	5.375%, 08/15/23 (e)	14,522
30,187	5.750%, 01/15/24 (e)	31,092
1,561	6.750%, 11/01/20 (e)	1,614
11,108	7.000%, 12/01/23 (e)	11,774
681	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	692
480	Flex Ltd., 5.000%, 02/15/23	511
19,265	Ford Motor Co., 4.750%, 01/15/43	18,022
	Freeport-McMoRan, Inc.,
2,395	3.100%, 03/15/20	2,377
985	3.550%, 03/01/22	921
7,550	3.875%, 03/15/23	6,965
3,074	4.000%, 11/14/21	2,997
1,145	4.550%, 11/14/24	1,073
375	5.400%, 11/14/34	328
5,805	5.450%, 03/15/43	4,992
	Frontier Communications Corp.,
6,760	6.250%, 09/15/21	6,320
6,030	6.875%, 01/15/25	5,058
6,488	8.500%, 04/15/20	6,914
5,281	9.250%, 07/01/21	5,512
5,393	10.500%, 09/15/22	5,639
25,252	11.000%, 09/15/25	25,536
900	FTI Consulting, Inc., 6.000%, 11/15/22	936
4,460	GCI, Inc., 6.750%, 06/01/21	4,594
3,552	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,049
5,100	General Cable Corp., 5.750%, 10/01/22	5,036
48,057	General Electric Co., Series D, VAR, 5.000%, 01/21/21 (x)	49,823

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	General Motors Co.,
12,250	4.875%, 10/02/23	12,988
6,370	6.250%, 10/02/43	7,065
9,930	6.750%, 04/01/46	11,708
	General Motors Financial Co., Inc.,
1,621	3.250%, 05/15/18	1,643
700	3.450%, 04/10/22	699
205	4.250%, 05/15/23	210
1,050	4.750%, 08/15/17	1,068
	Genesis Energy LP,
2,418	5.625%, 06/15/24	2,436
1,054	6.000%, 05/15/23	1,083
780	6.750%, 08/01/22	825
2,440	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	2,635
	GenOn Energy, Inc.,
1,000	9.500%, 10/15/18	760
4,859	9.875%, 10/15/20	3,574
	GEO Group, Inc. (The),
8,165	5.875%, 01/15/22	8,359
2,215	6.000%, 04/15/26	2,232
	Gilead Sciences, Inc.,
3,135	4.150%, 03/01/47	2,935
12,695	4.750%, 03/01/46	13,162
	Global Partners LP,
1,085	6.250%, 07/15/22	1,044
1,250	7.000%, 06/15/23	1,228
	GLP Capital LP,
160	4.375%, 04/15/21	166
4,035	5.375%, 11/01/23	4,328
1,890	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	2,027
	Goldman Sachs Group, Inc. (The),
25,078	Series L, VAR, 5.700%, 05/10/19 (x)	25,884
21,703	Series M, VAR, 5.375%, 05/10/20 (x)	22,137
16,295	Series O, VAR, 5.300%, 11/10/26 (x)	15,937
2,585	Goodman Networks, Inc., 12.125%, 07/01/18	1,073
	Goodyear Tire & Rubber Co. (The),
4,150	5.000%, 05/31/26	4,181
2,085	5.125%, 11/15/23	2,140
3,179	8.750%, 08/15/20	3,775
	Graphic Packaging International, Inc.,
1,187	4.750%, 04/15/21	1,252
570	4.875%, 11/15/22	588

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Gray Television, Inc.,
2,285	5.125%, 10/15/24 (e)	2,245
1,445	5.875%, 07/15/26 (e)	1,436
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,434
2,460	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	2,466
983	Guitar Center, Inc., 6.500%, 04/15/19 (e)	882
1,045	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	1,065
7,564	H&E Equipment Services, Inc., 7.000%, 09/01/22	7,971
315	Halcon Resources Corp., 8.625%, 02/01/20 (e)	329
10,280	Halliburton Co., 5.000%, 11/15/45	11,008
3,046	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,680
	Harland Clarke Holdings Corp.,
2,075	6.875%, 03/01/20 (e)	2,060
395	9.750%, 08/01/18 (e)	406
4,520	Harris Corp., 5.054%, 04/27/45	4,885
3,847	HCA Holdings, Inc., 6.250%, 02/15/21	4,126
	HCA, Inc.,
2,318	3.750%, 03/15/19	2,359
1,410	4.250%, 10/15/19	1,459
2,330	4.500%, 02/15/27	2,298
1,976	5.000%, 03/15/24	2,057
2,275	5.250%, 04/15/25	2,394
2,985	5.250%, 06/15/26	3,112
34,831	5.375%, 02/01/25	35,528
15,079	5.875%, 03/15/22	16,380
2,040	5.875%, 05/01/23	2,178
6,435	5.875%, 02/15/26	6,692
2,977	6.500%, 02/15/20	3,252
30,168	7.500%, 02/15/22	34,354
1,400	8.000%, 10/01/18	1,526
	HD Supply, Inc.,
10,595	5.250%, 12/15/21 (e)	11,151
2,010	5.750%, 04/15/24 (e)	2,111
	HealthSouth Corp.,
3,470	5.750%, 11/01/24	3,522
3,650	5.750%, 09/15/25	3,659
3,151	Hecla Mining Co., 6.875%, 05/01/21	3,261
	Herc Rentals, Inc.,
3,860	7.500%, 06/01/22 (e)	4,169
4,775	7.750%, 06/01/24 (e)	5,169

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Hertz Corp. (The),
5,810	5.500%, 10/15/24 (e)	4,880
4,891	6.250%, 10/15/22	4,439
7,850	7.375%, 01/15/21	7,595
5,595	Hess Corp., 5.800%, 04/01/47	5,948
	Hexion, Inc.,
20,109	6.625%, 04/15/20	18,752
1,600	8.875%, 02/01/18	1,604
	Hilcorp Energy I LP,
1,234	5.000%, 12/01/24 (e)	1,215
4,222	5.750%, 10/01/25 (e)	4,259
865	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	830
6,428	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	6,669
3,200	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	3,140
1,890	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	1,975
2,800	Hilton Worldwide Finance LLC, 5.625%, 10/15/21	2,884
2,710	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	2,839
4,617	Hologic, Inc., 5.250%, 07/15/22 (e)	4,813
1,000	HRG Group, Inc., 7.875%, 07/15/19	1,045
	Hughes Satellite Systems Corp.,
7,325	5.250%, 08/01/26 (e)	7,325
1,570	6.500%, 06/15/19	1,688
2,335	6.625%, 08/01/26 (e)	2,416
	Huntsman International LLC,
560	4.875%, 11/15/20	578
11,665	5.125%, 11/15/22	12,044
7,805	IASIS Healthcare LLC, 8.375%, 05/15/19	7,473
	Icahn Enterprises LP,
2,470	4.875%, 03/15/19	2,498
919	5.875%, 02/01/22	919
800	6.250%, 02/01/22 (e)	806
800	6.750%, 02/01/24 (e)	798
	iHeartCommunications, Inc.,
2,813	9.000%, 12/15/19	2,354
2,067	9.000%, 03/01/21	1,545
1,805	IHS Markit Ltd., 5.000%, 11/01/22 (e)	1,870
8,163	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	7,168
4,720	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	4,283

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
8,769	Infor Software Parent LLC, 7.125%, (cash), 05/01/21 (e) (v)	9,010
	Infor US, Inc.,
1,248	5.750%, 08/15/20 (e)	1,298
15,605	6.500%, 05/15/22	16,015
5,893	Informatica LLC, 7.125%, 07/15/23 (e)	5,687
2,065	Ingles Markets, Inc., 5.750%, 06/15/23	2,117
	International Game Technology plc,
10,425	6.250%, 02/15/22 (e)	11,109
9,560	6.500%, 02/15/25 (e)	10,325
	International Lease Finance Corp.,
1,500	4.625%, 04/15/21	1,572
825	5.875%, 04/01/19	879
5,250	6.250%, 05/15/19	5,664
2,150	International Wire Group, Inc., 10.750%, 08/01/21 (e)	2,064
4,020	Interval Acquisition Corp., 5.625%, 04/15/23	4,100
	Iron Mountain, Inc.,
1,530	5.750%, 08/15/24	1,553
4,028	6.000%, 10/01/20 (e)	4,219
1,250	6.000%, 08/15/23	1,325
2,175	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	2,249
1,915	ITC Holdings Corp., 5.300%, 07/01/43	2,095
500	Jack Cooper Holdings Corp., 9.250%, 06/01/20	200
7,570	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	7,740
2,310	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	2,449
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,060
	JC Penney Corp., Inc.,
3,200	5.875%, 07/01/23 (e)	3,256
449	8.125%, 10/01/19	475
773	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	771
993	Kaiser Aluminum Corp., 5.875%, 05/15/24	1,040
2,070	KFC Holding Co., 5.000%, 06/01/24 (e)	2,102
2,000	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	2,054
7,460	Kindred Healthcare, Inc., 8.750%, 01/15/23	6,789
	Kinetic Concepts, Inc.,
2,560	7.875%, 02/15/21 (e)	2,765
10,065	9.625%, 10/01/21 (e)	10,789
6,400	KLX, Inc., 5.875%, 12/01/22 (e)	6,704

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,065	Kohl’s Corp., 5.550%, 07/17/45	1,755
1,160	Koppers, Inc., 6.000%, 02/15/25 (e)	1,201
	Kraft Heinz Foods Co.,
7,495	4.375%, 06/01/46	7,008
8,927	5.200%, 07/15/45	9,378
3,574	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	3,476
7,035	Kroger Co. (The), 3.875%, 10/15/46	6,328
	L Brands, Inc.,
1,335	5.625%, 02/15/22	1,398
2,600	5.625%, 10/15/23	2,704
4,245	6.625%, 04/01/21	4,659
6,385	6.750%, 07/01/36	6,146
1,606	6.875%, 11/01/35	1,566
	Lamar Media Corp.,
1,000	5.000%, 05/01/23	1,028
258	5.375%, 01/15/24	269
2,652	5.750%, 02/01/26	2,811
1,340	Landry’s, Inc., 6.750%, 10/15/24 (e)	1,380
2,900	Laredo Petroleum, Inc., 7.375%, 05/01/22	3,020
	Lear Corp.,
3,400	5.250%, 01/15/25	3,608
2,000	5.375%, 03/15/24	2,105
1,000	Level 3 Communications, Inc., 5.750%, 12/01/22	1,035
	Level 3 Financing, Inc.,
6,451	5.125%, 05/01/23	6,499
3,753	5.250%, 03/15/26 (e)	3,739
4,618	5.375%, 01/15/24	4,677
10,230	5.375%, 05/01/25	10,441
561	5.625%, 02/01/23	574
75	Levi Strauss & Co., 5.000%, 05/01/25	75
870	Liberty Interactive LLC, 8.250%, 02/01/30	913
2,538	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	2,900
	LifePoint Health, Inc.,
609	5.375%, 05/01/24 (e)	583
1,335	5.500%, 12/01/21	1,368
1,887	LIN Television Corp., 5.875%, 11/15/22	1,925
	Live Nation Entertainment, Inc.,
3,805	4.875%, 11/01/24 (e)	3,805
1,365	5.375%, 06/15/22 (e)	1,425
3,265	LSB Industries, Inc., SUB, 8.500%, 08/01/19	3,143
5,837	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	6,129

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
4,372	LYB International Finance BV, 4.875%, 03/15/44	4,559
2,495	M/I Homes, Inc., 6.750%, 01/15/21	2,611
1,320	Magellan Midstream Partners LP, 4.250%, 09/15/46	1,244
	Mallinckrodt International Finance SA,
160	3.500%, 04/15/18	159
539	4.750%, 04/15/23	442
6,105	5.500%, 04/15/25 (e)	5,258
8,538	5.625%, 10/15/23 (e)	7,567
2,189	5.750%, 08/01/22 (e)	2,030
4,280	Markel Corp., 5.000%, 04/05/46	4,327
1,117	Martin Midstream Partners LP, 7.250%, 02/15/21	1,128
2,127	Masonite International Corp., 5.625%, 03/15/23 (e)	2,201
4,837	MasTec, Inc., 4.875%, 03/15/23	4,783
890	Match Group, Inc., 6.375%, 06/01/24	955
7,280	McDonald’s Corp., 4.875%, 12/09/45	7,735
2,500	Mediacom Broadband LLC, 6.375%, 04/01/23	2,619
	MetLife, Inc.,
12,815	6.400%, 12/15/36	13,904
17,944	Series C, VAR, 5.250%, 06/15/20 (x)	18,348
	MGM Growth Properties Operating Partnership LP,
995	4.500%, 09/01/26 (e)	953
2,630	5.625%, 05/01/24 (e)	2,745
	MGM Resorts International,
2,430	4.625%, 09/01/26	2,354
1,495	5.250%, 03/31/20	1,572
21,765	6.000%, 03/15/23	23,445
3,070	6.625%, 12/15/21	3,423
350	6.750%, 10/01/20	388
20,834	7.750%, 03/15/22	24,265
2,165	Michael’s Stores, Inc., 5.875%, 12/15/20 (e)	2,225
	Micron Technology, Inc.,
2,921	5.250%, 08/01/23 (e)	2,928
10,302	5.250%, 01/15/24 (e)	10,343
265	5.500%, 02/01/25	266
847	5.625%, 01/15/26 (e)	848
1,087	5.875%, 02/15/22	1,130
6,314	7.500%, 09/15/23 (e)	7,009
5,025	Microsemi Corp., 9.125%, 04/15/23 (e)	5,829
8,580	Microsoft Corp., 4.500%, 02/06/57	8,693
3,870	Milacron LLC, 7.750%, 02/15/21 (e)	4,030

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
4,645	Molson Coors Brewing Co., 4.200%, 07/15/46	4,289
1,350	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
2,135	Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,071
	Morgan Stanley,
29,170	Series H, VAR, 5.450%, 07/15/19 (x)	29,534
31,955	Series J, VAR, 5.550%, 07/15/20 (x)	32,794
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d)	—
115	8.375%, 07/15/33 (d)	—
11	7.750%, 03/15/36 (d)	—
5,141	MPG Holdco I, Inc., 7.375%, 10/15/22	5,539
5,316	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	5,642
	MPLX LP,
5,720	4.875%, 12/01/24	6,000
7,185	4.875%, 06/01/25	7,546
1,900	5.500%, 02/15/23	1,981
2,185	MSCI, Inc., 5.250%, 11/15/24 (e)	2,265
12,694	Mylan NV, 5.250%, 06/15/46 (e)	11,932
2,824	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	2,951
2,473	National Rural Utilities Cooperative Finance Corp., VAR, 5.250%, 04/20/46	2,571
	Nationstar Mortgage LLC,
1,372	6.500%, 07/01/21	1,398
1,028	6.500%, 06/01/22	1,027
3,280	7.875%, 10/01/20	3,411
421	9.625%, 05/01/19	438
2,105	Navistar International Corp., 8.250%, 11/01/21	2,126
3,087	NBTY, Inc., 7.625%, 05/15/21 (e)	3,234
1,965	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,142
3,708	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	3,736
	NCR Corp.,
686	5.000%, 07/15/22	702
903	6.375%, 12/15/23	960
	Neiman Marcus Group Ltd. LLC,
4,962	8.000%, 10/15/21 (e)	3,076
4,925	8.750%, (cash), 10/15/21 (e) (v)	2,869
	Netflix, Inc.,
1,786	4.375%, 11/15/26 (e)	1,753
700	5.500%, 02/15/22	750
645	5.750%, 03/01/24	694
700	5.875%, 02/15/25	759

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
747	Neuberger Berman Group LLC, 5.875%, 03/15/22 (e)	771
	New Albertsons, Inc.,
675	6.625%, 06/01/28	611
864	7.450%, 08/01/29	843
645	7.750%, 06/15/26	645
2,280	8.000%, 05/01/31	2,234
2,042	8.700%, 05/01/30	2,098
	Newfield Exploration Co.,
3,882	5.625%, 07/01/24	4,086
5,452	5.750%, 01/30/22	5,806
	Nexstar Broadcasting, Inc.,
4,580	6.125%, 02/15/22 (e)	4,750
6,533	6.875%, 11/15/20	6,775
2,020	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	2,017
1,985	NFP Corp., 9.000%, 07/15/21 (e)	2,082
	NGL Energy Partners LP,
445	5.125%, 07/15/19	445
750	6.875%, 10/15/21	772
1,100	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	1,149
5,240	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	5,436
12,144	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	12,357
	Noble Energy, Inc.,
2,060	5.050%, 11/15/44	2,105
3,150	5.250%, 11/15/43	3,278
9,480	Northern Trust Corp., Series D, VAR, 4.600%, 10/01/26 (x)	9,243
	Novelis Corp.,
5,165	5.875%, 09/30/26 (e)	5,262
5,000	6.250%, 08/15/24 (e)	5,281
	NRG Energy, Inc.,
2,500	6.250%, 05/01/24	2,544
3,766	6.625%, 03/15/23	3,879
10,503	6.625%, 01/15/27 (e)	10,437
	NRG Yield Operating LLC,
2,465	5.000%, 09/15/26 (e)	2,403
1,000	5.375%, 08/15/24	1,020
1,229	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,260
3,360	Nucor Corp., 6.400%, 12/01/37	4,286
	NuStar Logistics LP,
1,240	4.800%, 09/01/20	1,261
760	6.750%, 02/01/21	823

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
730	NWH Escrow Corp., 7.500%, 08/01/21 (e)	642
	Oasis Petroleum, Inc.,
8,088	6.500%, 11/01/21	8,270
5,814	6.875%, 03/15/22	5,960
1,360	6.875%, 01/15/23	1,392
3,600	ONEOK Partners LP, 6.200%, 09/15/43	4,124
	ONEOK, Inc.,
1,848	4.250%, 02/01/22	1,885
383	7.500%, 09/01/23	444
	Orbital ATK, Inc.,
672	5.250%, 10/01/21	697
870	5.500%, 10/01/23	905
	Oshkosh Corp.,
2,475	5.375%, 03/01/22	2,580
4,609	5.375%, 03/01/25	4,765
	Outfront Media Capital LLC,
748	5.250%, 02/15/22	774
1,650	5.625%, 02/15/24	1,722
750	5.875%, 03/15/25	784
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	837
545	5.375%, 01/15/25 (e)	548
584	5.875%, 08/15/23 (e)	615
1,084	6.375%, 08/15/25 (e)	1,153
	Parker Drilling Co.,
2,008	6.750%, 07/15/22	1,737
660	7.500%, 08/01/20	604
2,540	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	2,597
1,874	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	1,911
1,588	PBF Holding Co. LLC, 7.000%, 11/15/23	1,616
1,089	PBF Logistics LP, 6.875%, 05/15/23	1,108
	Penn Virginia Corp.,
500	7.250%, 04/15/19 (d)	12
1,100	8.500%, 05/01/20 (d)	28
2,399	Penske Automotive Group, Inc., 5.500%, 05/15/26	2,387
660	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	675
13,280	Perrigo Finance Unlimited Co., 4.900%, 12/15/44	12,252
17,800	PetSmart, Inc., 7.125%, 03/15/23 (e)	17,488
14,121	Phillips 66, 4.875%, 11/15/44	14,864
3,815	Phillips 66 Partners LP, 4.900%, 10/01/46	3,733

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
2,096	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	2,110
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	450
231	7.500%, 01/15/20	263
	Plains All American Pipeline LP,
1,560	4.700%, 06/15/44	1,402
1,490	4.900%, 02/15/45	1,391
4,466	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,555
	PNC Financial Services Group, Inc. (The),
12,415	Series R, VAR, 4.850%, 06/01/23 (x)	12,291
10,675	Series S, VAR, 5.000%, 11/01/26 (x)	10,515
9,588	VAR, 6.750%, 08/01/21 (x)	10,535
6,469	PolyOne Corp., 5.250%, 03/15/23	6,631
	Post Holdings, Inc.,
1,997	5.000%, 08/15/26 (e)	1,931
2,200	6.000%, 12/15/22 (e)	2,310
6,595	7.750%, 03/15/24 (e)	7,300
350	8.000%, 07/15/25 (e)	393
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,777
805	6.375%, 03/01/24 (e)	839
11,785	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	12,772
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	7,989
5,006	VAR, 5.375%, 05/15/45	5,156
23,245	VAR, 5.625%, 06/15/43	24,495
20,685	VAR, 5.875%, 09/15/42	22,081
	QEP Resources, Inc.,
2,072	5.250%, 05/01/23	2,056
4,333	5.375%, 10/01/22	4,376
478	6.875%, 03/01/21	506
2,241	Qorvo, Inc., 6.750%, 12/01/23	2,443
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22	977
4,374	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,210
	Quintiles IMS, Inc.,
1,255	4.875%, 05/15/23 (e)	1,269
6,380	5.000%, 10/15/26 (e)	6,423
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	223
2,130	7.750%, 02/15/31	1,997
1,015	Qwest Corp., 7.250%, 09/15/25	1,091
6,027	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	6,253
1,123	Radian Group, Inc., 7.000%, 03/15/21	1,244

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,655	Radio Systems Corp., 8.375%, 11/01/19 (e)	3,815
695	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	693
	Range Resources Corp.,
6,244	4.875%, 05/15/25	6,077
2,947	5.000%, 03/15/23 (e)	2,939
1,500	Realogy Group LLC, 5.250%, 12/01/21 (e)	1,545
	Regal Entertainment Group,
8,689	5.750%, 03/15/22	9,037
1,200	5.750%, 06/15/23	1,242
315	5.750%, 02/01/25	320
3,000	Regency Energy Partners LP, 5.500%, 04/15/23	3,121
	Revlon Consumer Products Corp.,
600	5.750%, 02/15/21	602
1,271	6.250%, 08/01/24	1,316
6,790	Reynolds American, Inc., 5.850%, 08/15/45	7,890
	RHP Hotel Properties LP,
2,950	5.000%, 04/15/21	3,009
3,828	5.000%, 04/15/23	3,866
1,145	Rice Energy, Inc., 7.250%, 05/01/23	1,228
	Rite Aid Corp.,
11,397	6.125%, 04/01/23 (e)	11,867
910	6.750%, 06/15/21	947
1,600	9.250%, 03/15/20	1,654
6,175	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	6,561
	Rose Rock Midstream LP,
1,146	5.625%, 07/15/22	1,140
1,070	5.625%, 11/15/23	1,058
3,104	Rowan Cos., Inc., 7.375%, 06/15/25	3,244
1,315	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,420
58	RR Donnelley & Sons Co., 7.000%, 02/15/22	58
7,778	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	8,109
	RSP Permian, Inc.,
2,200	5.250%, 01/15/25 (e)	2,250
3,043	6.625%, 10/01/22	3,214
	Sabine Pass Liquefaction LLC,
2,420	5.000%, 03/15/27 (e)	2,535
3,672	5.625%, 02/01/21	3,975
17,047	5.625%, 04/15/23	18,496
3,656	5.625%, 03/01/25	3,971
975	5.750%, 05/15/24	1,062

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
4,785	5.875%, 06/30/26 (e)	5,317
5,295	6.250%, 03/15/22	5,904
	Sabre GLBL, Inc.,
2,542	5.250%, 11/15/23 (e)	2,574
8,087	5.375%, 04/15/23 (e)	8,226
	Sally Holdings LLC,
575	5.500%, 11/01/23	598
500	5.625%, 12/01/25	522
6,400	5.750%, 06/01/22	6,621
495	Sanchez Energy Corp., 6.125%, 01/15/23	475
	SBA Communications Corp.,
2,791	4.875%, 07/15/22	2,829
3,930	4.875%, 09/01/24 (e)	3,836
	Scientific Games International, Inc.,
3,170	7.000%, 01/01/22 (e)	3,388
6,795	10.000%, 12/01/22	6,962
	Scotts Miracle-Gro Co. (The),
2,567	5.250%, 12/15/26 (e)	2,584
7,683	6.000%, 10/15/23 (e)	8,125
	Sealed Air Corp.,
1,400	4.875%, 12/01/22 (e)	1,444
1,750	5.125%, 12/01/24 (e)	1,811
1,233	5.250%, 04/01/23 (e)	1,288
600	6.500%, 12/01/20 (e)	676
4,326	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	4,391
	Sensata Technologies BV,
4,678	4.875%, 10/15/23 (e)	4,777
1,395	5.000%, 10/01/25 (e)	1,401
2,034	5.625%, 11/01/24 (e)	2,135
8,856	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	9,498
	Service Corp. International,
2,865	5.375%, 01/15/22	2,979
7,080	5.375%, 05/15/24	7,416
2,735	7.500%, 04/01/27	3,216
450	7.625%, 10/01/18	486
1,240	8.000%, 11/15/21	1,448
1,208	ServiceMaster Co. LLC (The), 5.125%, 11/15/24 (e)	1,223
4,461	SESI LLC, 7.125%, 12/15/21	4,578
408	Shearer’s Foods LLC, 9.000%, 11/01/19 (e)	428
2,664	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	2,904
	Sinclair Television Group, Inc.,
3,335	5.125%, 02/15/27 (e)	3,141

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
6,195	5.375%, 04/01/21	6,366
2,589	5.625%, 08/01/24 (e)	2,634
4,230	6.125%, 10/01/22	4,423
	Sirius XM Radio, Inc.,
2,674	4.625%, 05/15/23 (e)	2,684
10,110	5.375%, 04/15/25 (e)	10,325
2,855	5.375%, 07/15/26 (e)	2,901
3,275	5.750%, 08/01/21 (e)	3,410
10,486	6.000%, 07/15/24 (e)	11,161
	Six Flags Entertainment Corp.,
3,565	4.875%, 07/31/24 (e)	3,538
2,230	5.250%, 01/15/21 (e)	2,292
	SM Energy Co.,
1,760	5.000%, 01/15/24	1,676
845	5.625%, 06/01/25	828
1,957	6.500%, 11/15/21	2,018
1,081	6.500%, 01/01/23	1,114
945	6.750%, 09/15/26	983
2,030	Solera LLC, 10.500%, 03/01/24 (e)	2,304
9,015	Southern Power Co., Series F, 4.950%, 12/15/46	8,889
	Southwestern Energy Co.,
985	4.100%, 03/15/22	914
3,615	6.700%, 01/23/25	3,633
1,605	Spectra Energy Partners LP, 4.500%, 03/15/45	1,537
	Spectrum Brands, Inc.,
5,594	5.750%, 07/15/25	5,846
2,159	6.125%, 12/15/24	2,283
3,202	6.625%, 11/15/22	3,394
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23	1,083
2,325	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,377
	Springleaf Finance Corp.,
1,304	7.750%, 10/01/21	1,359
1,688	8.250%, 12/15/20	1,813
	Sprint Capital Corp.,
2,998	6.875%, 11/15/28	3,088
1,336	6.900%, 05/01/19	1,426
16,490	8.750%, 03/15/32	18,922
	Sprint Communications, Inc.,
2,727	6.000%, 11/15/22	2,775
8,626	7.000%, 03/01/20 (e)	9,370
5,925	7.000%, 08/15/20	6,340
478	8.375%, 08/15/17	493

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
14,460	9.000%, 11/15/18 (e)	15,833
305	11.500%, 11/15/21	379
	Sprint Corp.,
5,367	7.125%, 06/15/24	5,662
17,348	7.250%, 09/15/21	18,562
19,641	7.625%, 02/15/25	21,090
36,262	7.875%, 09/15/23	39,638
	SPX FLOW, Inc.,
1,370	5.625%, 08/15/24 (e)	1,398
2,175	5.875%, 08/15/26 (e)	2,229
1,560	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	1,622
	Standard Industries, Inc.,
606	5.125%, 02/15/21 (e)	633
1,606	5.375%, 11/15/24 (e)	1,656
1,664	5.500%, 02/15/23 (e)	1,727
4,376	6.000%, 10/15/25 (e)	4,622
1,650	State Street Corp., Series F, VAR, 5.250%, 09/15/20 (x)	1,720
	Steel Dynamics, Inc.,
1,085	5.000%, 12/15/26 (e)	1,104
1,125	5.125%, 10/01/21	1,164
625	5.250%, 04/15/23	651
2,600	5.500%, 10/01/24	2,759
1,935	6.375%, 08/15/22	2,025
1,945	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	1,974
924	Stone Energy Corp., 7.500%, 11/15/22 (d)	578
2,545	Stryker Corp., 4.625%, 03/15/46	2,604
6,330	Summit Materials LLC, 6.125%, 07/15/23	6,536
	Summit Midstream Holdings LLC,
1,559	5.500%, 08/15/22	1,563
793	7.500%, 07/01/21	835
	Sunoco Logistics Partners Operations LP,
5,150	5.300%, 04/01/44	5,170
7,420	5.350%, 05/15/45	7,483
	Sunoco LP,
1,288	5.500%, 08/01/20	1,317
3,029	6.250%, 04/15/21	3,106
1,055	6.375%, 04/01/23	1,083
12,540	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19 (x)	12,948
	SUPERVALU, Inc.,
3,979	6.750%, 06/01/21	3,969
9,665	7.750%, 11/15/22	9,399

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
4,815	Sysco Corp., 4.500%, 04/01/46	4,806
	Talen Energy Supply LLC,
878	4.625%, 07/15/19 (e)	850
2,351	6.500%, 06/01/25	1,898
2,150	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	2,182
	Targa Resources Partners LP,
2,392	4.250%, 11/15/23	2,356
3,930	5.125%, 02/01/25 (e)	4,068
850	5.250%, 05/01/23	871
1,500	6.375%, 08/01/22	1,551
2,750	6.750%, 03/15/24	3,004
1,665	Team Health, Inc., 7.250%, 12/15/23 (e)	1,906
	TEGNA, Inc.,
1,415	4.875%, 09/15/21 (e)	1,450
384	5.125%, 07/15/20	397
2,210	5.500%, 09/15/24 (e)	2,237
5,470	6.375%, 10/15/23	5,785
	Teleflex, Inc.,
368	4.875%, 06/01/26	366
875	5.250%, 06/15/24	901
	Tempur Sealy International, Inc.,
5,300	5.500%, 06/15/26	5,220
3,155	5.625%, 10/15/23	3,179
	Tenet Healthcare Corp.,
3,935	4.375%, 10/01/21	3,957
7,681	4.500%, 04/01/21	7,720
6,265	4.750%, 06/01/20	6,359
2,995	5.500%, 03/01/19	2,978
4,629	6.000%, 10/01/20	4,884
510	6.250%, 11/01/18	536
6,790	6.750%, 02/01/20	6,739
9,795	6.750%, 06/15/23	9,256
1,980	7.500%, 01/01/22 (e)	2,124
10,318	8.000%, 08/01/20	10,395
13,423	8.125%, 04/01/22	13,557
	Tenneco, Inc.,
2,225	5.000%, 07/15/26	2,222
1,097	5.375%, 12/15/24	1,141
3,743	Tennessee Merger Sub, Inc., 6.375%, 02/01/25 (e)	3,659
	Terex Corp.,
6,463	5.625%, 02/01/25 (e)	6,600
3,665	6.000%, 05/15/21	3,779
4,100	6.500%, 04/01/20	4,197

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
4,094	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	4,514
	TerraForm Power Operating LLC,
3,741	SUB, 6.375%, 02/01/23 (e)	3,844
4,273	SUB, 6.625%, 06/15/25 (e)	4,444
1,842	Tesoro Corp., 4.750%, 12/15/23 (e)	1,893
	Tesoro Logistics LP,
3,740	5.250%, 01/15/25	3,899
893	5.500%, 10/15/19	948
5,369	5.875%, 10/01/20	5,537
4,815	6.125%, 10/15/21	5,037
5,267	6.250%, 10/15/22	5,609
1,540	6.375%, 05/01/24	1,673
29,250	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	1,082
	Time Warner, Inc.,
1,890	4.650%, 06/01/44	1,814
4,765	4.850%, 07/15/45	4,663
5,000	Time, Inc., 5.750%, 04/15/22 (e)	5,138
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	603
2,880	6.000%, 03/01/23	3,046
944	6.000%, 04/15/24	1,008
1,715	6.125%, 01/15/22	1,814
1,296	6.250%, 04/01/21	1,343
2,355	6.375%, 03/01/25	2,546
1,360	6.500%, 01/15/24	1,466
9,845	6.500%, 01/15/26	10,832
1,571	6.625%, 11/15/20	1,610
5,243	6.625%, 04/01/23	5,572
14,994	6.633%, 04/28/21	15,631
13,354	6.731%, 04/28/22	13,888
4,532	6.836%, 04/28/23	4,838
	Toll Brothers Finance Corp.,
670	4.875%, 11/15/25	672
935	5.625%, 01/15/24	982
1,215	Tops Holding LLC, 8.000%, 06/15/22 (e)	963
	TransDigm, Inc.,
1,000	5.500%, 10/15/20	1,007
3,320	6.000%, 07/15/22	3,337
1,584	6.375%, 06/15/26 (e)	1,560
4,272	6.500%, 07/15/24	4,277
3,915	6.500%, 05/15/25	3,935

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
4,690	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	4,860
	Transocean, Inc.,
1,546	5.550%, 10/15/22	1,407
7,191	6.800%, 03/15/38	5,789
827	7.500%, 04/15/31	733
12,052	9.000%, 07/15/23 (e)	12,828
1,247	9.100%, 12/15/41	1,203
3,465	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	3,634
2,200	Trinseo Materials Operating SCA, 6.750%, 05/01/22 (e)	2,324
	Triumph Group, Inc.,
4,545	4.875%, 04/01/21	4,329
1,686	5.250%, 06/01/22	1,585
3,170	Tutor Perini Corp., 7.625%, 11/01/18	3,194
2,950	UCI International LLC, 8.625%, 02/15/19 (d)	760
3,303	Unifrax I LLC, 7.500%, 02/15/19 (e)	3,303
3,616	Unit Corp., 6.625%, 05/15/21	3,589
2,180	United Continental Holdings, Inc., 5.000%, 02/01/24	2,166
	United Rentals North America, Inc.,
828	4.625%, 07/15/23	846
3,281	5.500%, 07/15/25	3,404
3,665	5.500%, 05/15/27	3,697
4,880	5.750%, 11/15/24	5,154
1,275	5.875%, 09/15/26	1,324
6,478	6.125%, 06/15/23	6,834
3,148	7.625%, 04/15/22	3,298
988	United States Steel Corp., 8.375%, 07/01/21 (e)	1,097
2,125	Univar USA, Inc., 6.750%, 07/15/23 (e)	2,210
	Univision Communications, Inc.,
4,600	5.125%, 05/15/23 (e)	4,568
3,030	5.125%, 02/15/25 (e)	2,889
2,028	6.750%, 09/15/22 (e)	2,127
9,885	US Bancorp, Series I, VAR, 5.125%, 01/15/21 (x)	10,243
2,086	US Concrete, Inc., 6.375%, 06/01/24	2,201
1,560	US Foods, Inc., 5.875%, 06/15/24 (e)	1,630
	Valeant Pharmaceuticals International, Inc.,
4,490	5.375%, 03/15/20 (e)	3,861
383	5.500%, 03/01/23 (e)	290
28,914	5.875%, 05/15/23 (e)	22,011
5,988	6.125%, 04/15/25 (e)	4,484

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,357	6.375%, 10/15/20 (e)	4,707
9,817	6.750%, 08/15/21 (e)	8,283
9,577	7.000%, 10/01/20 (e)	8,667
8,965	7.250%, 07/15/22 (e)	7,532
21,192	7.500%, 07/15/21 (e)	18,411
455	Valvoline, Inc., 5.500%, 07/15/24 (e)	478
3,475	Veritas U.S., Inc., 7.500%, 02/01/23 (e)	3,319
	Verizon Communications, Inc.,
11,025	4.522%, 09/15/48	9,958
14,815	4.862%, 08/21/46	14,250
2,340	Versum Materials, Inc., 5.500%, 09/30/24 (e)	2,434
7,675	Viacom, Inc., 4.375%, 03/15/43	6,288
3,750	Vista Outdoor, Inc., 5.875%, 10/01/23	3,905
	Voya Financial, Inc.,
4,645	4.800%, 06/15/46	4,505
13,110	VAR, 5.650%, 05/15/53	13,176
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	1,152
	Wachovia Capital Trust III,
11,565	VAR, 5.570%, 03/20/17 (x)	11,435
9,770	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	9,938
268	Weatherford International LLC, 6.800%, 06/15/37	229
	Weatherford International Ltd.,
47	4.500%, 04/15/22	42
813	5.950%, 04/15/42	636
1,986	6.500%, 08/01/36	1,668
421	6.750%, 09/15/40	353
2,649	7.000%, 03/15/38	2,291
559	7.750%, 06/15/21	577
1,414	8.250%, 06/15/23	1,442
8,235	9.875%, 02/15/24 (e)	8,894
	Wells Fargo & Co.,
12,480	Series K, VAR, 7.980%, 03/15/18 (x)	13,104
25,305	Series S, VAR, 5.900%, 06/15/24 (x)	26,019
15,275	Series U, VAR, 5.875%, 06/15/25 (x)	16,239
2,235	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	2,277
	West Corp.,
1,377	4.750%, 07/15/21 (e)	1,408
4,049	5.375%, 07/15/22 (e)	3,897
	Western Digital Corp.,
8,763	7.375%, 04/01/23 (e)	9,650
14,250	10.500%, 04/01/24 (e)	16,797

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
770	Western Gas Partners LP, 5.450%, 04/01/44	803
1,071	Western Refining Logistics LP, 7.500%, 02/15/23	1,162
353	Western Refining, Inc., 6.250%, 04/01/21	367
	Whiting Petroleum Corp.,
7,137	5.000%, 03/15/19	7,265
7,827	5.750%, 03/15/21	7,905
3,768	6.250%, 04/01/23	3,806
2,125	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	2,117
	Williams Cos., Inc. (The),
2,210	3.700%, 01/15/23	2,172
1,790	5.750%, 06/24/44	1,812
1,144	7.750%, 06/15/31	1,353
162	Series A, 7.500%, 01/15/31	189
	Williams Partners LP,
2,300	4.875%, 05/15/23	2,372
1,495	6.125%, 07/15/22	1,544
	Windstream Services LLC,
1,710	6.375%, 08/01/23	1,530
14,569	7.500%, 06/01/22	14,096
3,379	7.500%, 04/01/23	3,227
9,490	7.750%, 10/01/21	9,682
1,155	Wise Metals Group LLC, 8.750%, 12/15/18 (e)	1,194
	WMG Acquisition Corp.,
1,345	4.875%, 11/01/24 (e)	1,336
2,420	5.000%, 08/01/23 (e)	2,426
3,823	5.625%, 04/15/22 (e)	3,938
3,408	6.750%, 04/15/22 (e)	3,587
	WPX Energy, Inc.,
896	6.000%, 01/15/22	932
4,005	7.500%, 08/01/20	4,345
800	8.250%, 08/01/23	910
	Wynn Las Vegas LLC,
1,835	5.375%, 03/15/22	1,877
9,290	5.500%, 03/01/25 (e)	9,313
	XPO Logistics, Inc.,
2,365	6.125%, 09/01/23 (e)	2,451
9,660	6.500%, 06/15/22 (e)	10,082
540	Xylem, Inc., 4.375%, 11/01/46	530
	Zayo Group LLC,
1,592	5.750%, 01/15/27 (e)	1,628
12,745	6.000%, 04/01/23	13,302
1,475	6.375%, 05/15/25	1,557

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
11,510	Zebra Technologies Corp., 7.250%, 10/15/22	12,402

		4,778,656

	Venezuela — 0.0% (g)
	Petroleos de Venezuela SA,
1,871	6.000%, 11/15/26	706
2,090	Reg. S, 5.375%, 04/12/27	800
318	Reg. S, 6.000%, 11/15/26	120
1,540	Reg. S, 9.000%, 11/17/21	874
900	Reg. S, 12.750%, 02/17/22	590

		3,090

	Total Corporate Bonds (Cost $5,539,838)	5,638,507

Foreign Government Securities — 1.1%
	Angola — 0.0% (g)
1,788	Republic of Angola, Reg. S, 7.000%, 08/16/19	1,819

	Argentina — 0.1%
	Provincia de Buenos Aires,
2,300	Reg. S, 9.950%, 06/09/21	2,587
1,769	Reg. S, 10.875%, 01/26/21	2,012
	Republic of Argentina,
1,910	6.250%, 04/22/19 (e)	2,018
890	7.500%, 04/22/26 (e)	928
1,400	Series X, 7.000%, 04/17/17 (d)	1,408

		8,953

	Aruba — 0.0% (g)
1,620	Government of Aruba, 4.625%, 09/14/23 (e)	1,667

	Azerbaijan — 0.0% (g)
1,700	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.950%, 03/18/30	1,791

	Belarus — 0.0% (g)
2,200	Republic of Belarus, Reg. S, 8.950%, 01/26/18	2,253

	Brazil — 0.1%
	Republic of Brazil,
3,140	4.250%, 01/07/25	3,046
2,135	4.875%, 01/22/21	2,221
4,630	8.250%, 01/20/34	5,556

		10,823

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Cameroon — 0.0% (g)
600	Republic of Cameroon, Reg. S, 9.500%, 11/19/25	645

	Costa Rica — 0.1%
870	Instituto Costarricense de Electricidad, Reg. S, 6.950%, 11/10/21	912
	Republic of Costa Rica,
1,270	7.158%, 03/12/45 (e)	1,232
1,930	Reg. S, 9.995%, 08/01/20	2,285

		4,429

	Croatia — 0.0% (g)
890	Republic of Croatia, Reg. S, 6.750%, 11/05/19	969

	Dominican Republic — 0.0% (g)
	Government of Dominican Republic,
890	6.875%, 01/29/26 (e)	949
2,105	7.450%, 04/30/44 (e)	2,215

		3,164

	Ecuador — 0.1%
	Republic of Ecuador,
1,080	9.650%, 12/13/26 (e)	1,142
3,150	Reg. S, 10.500%, 03/24/20	3,441
2,100	Reg. S, 10.750%, 03/28/22	2,352

		6,935

	Egypt — 0.0% (g)
1,200	Republic of Egypt, 6.125%, 01/31/22 (e)	1,209

	El Salvador — 0.0% (g)
2,590	Republic of El Salvador, Reg. S, 7.750%, 01/24/23	2,574

	Gabon — 0.0% (g)
850	Republic of Gabonese, Reg. S, 6.375%, 12/12/24	782

	Honduras — 0.0% (g)
1,380	Republic of Honduras, Reg. S, 8.750%, 12/16/20	1,546

	Hungary — 0.0% (g)
	Republic of Hungary,
1,034	5.750%, 11/22/23	1,154
852	7.625%, 03/29/41	1,185

		2,339

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Indonesia — 0.1%
	Republic of Indonesia,
2,480	6.750%, 01/15/44 (e)	3,060
2,392	Reg. S, 11.625%, 03/04/19	2,858

		5,918

	Iraq — 0.0% (g)
3,785	Republic of Iraq, Reg. S, 5.800%, 01/15/28	3,127

	Jamaica — 0.0% (g)
2,250	Government of Jamaica, 8.000%, 03/15/39	2,520

	Kenya — 0.0% (g)
420	Republic of Kenya, Reg. S, 6.875%, 06/24/24	406

	Lebanon — 0.1%
	Republic of Lebanon,
2,500	6.600%, 11/27/26	2,450
842	Reg. S, 5.450%, 11/28/19	842
4,550	Reg. S, 8.250%, 04/12/21	4,920

		8,212

	Mexico — 0.0% (g)
3,150	United Mexican States, 4.600%, 01/23/46	2,843

	Morocco — 0.0% (g)
1,050	Kingdom of Morocco, Reg. S, 5.500%, 12/11/42	1,100

	Pakistan — 0.0% (g)
1,150	Republic of Pakistan, Reg. S, 6.750%, 12/03/19	1,229

	Panama — 0.0% (g)
	Republic of Panama,
1,100	3.750%, 03/16/25	1,112
1,450	4.300%, 04/29/53	1,340
700	6.700%, 01/26/36	867

		3,319

	Peru — 0.0% (g)
1,500	Republic of Peru, 5.625%, 11/18/50	1,734

	Philippines — 0.0% (g)
2,330	Republic of the Philippines, 10.625%, 03/16/25	3,562

	Romania — 0.0% (g)
2,080	Republic of Romania, Reg. S, 6.125%, 01/22/44	2,465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Russia — 0.1%
	Russian Federation,
3,000	Reg. S, 5.875%, 09/16/43	3,365
3,340	Reg. S, 12.750%, 06/24/28	5,728

		9,093

	Serbia — 0.0% (g)
3,280	Republic of Serbia, Reg. S, 7.250%, 09/28/21	3,698

	Slovenia — 0.0% (g)
1,720	Republic of Slovenia, Reg. S, 5.850%, 05/10/23	1,946

	South Africa — 0.1%
	Republic of South Africa,
1,210	4.875%, 04/14/26	1,216
2,450	5.875%, 05/30/22	2,689
3,134	5.875%, 09/16/25	3,381

		7,286

	Sri Lanka — 0.1%
	Republic of Sri Lanka,
2,750	Reg. S, 5.875%, 07/25/22	2,757
1,890	Reg. S, 6.250%, 10/04/20	1,954

		4,711

	Turkey — 0.1%
	Republic of Turkey,
2,650	6.000%, 01/14/41	2,474
5,640	7.375%, 02/05/25	6,218

		8,692

	Ukraine — 0.0% (g)
	Republic of Ukraine,
978	7.750%, 09/01/22 (e)	938
3,200	Reg. S, 7.750%, 09/01/20	3,133

		4,071

	Uruguay — 0.0% (g)
	Republic of Uruguay,
1,260	5.100%, 06/18/50	1,177
880	7.625%, 03/21/36	1,116
430	8.000%, 11/18/22	533

		2,826

	Venezuela — 0.1%
	Republic of Venezuela,
1,190	9.250%, 09/15/27	625
1,470	Reg. S, 7.750%, 10/13/19	889
3,580	Reg. S, 9.000%, 05/07/23	1,808
1,630	Reg. S, 11.750%, 10/21/26	954

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Venezuela –– continued
1,530	Reg. S, 11.950%, 08/05/31	887

		5,163

	Zambia — 0.0% (g)
1,910	Republic of Zambia, Reg. S, 8.970%, 07/30/27	1,903

	Total Foreign Government Securities (Cost $134,647)	137,722

Loan Assignments — 1.1%
	Australia — 0.0% (g)
852	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	857

	Bermuda — 0.0% (g)
1,312	Floatel Delaware LLC, Initial Term Loan, VAR, 6.000%, 06/27/20 ^	1,074

	Canada — 0.1%
2,351	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	1,828
	MEG Energy Corp., 1st Lien Term B Loan,
2,230	VAR, 4.540%, 12/31/00 ^	2,237
4,290	VAR, 5.000%, 06/27/23	4,318
2,300	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20 ^	2,307

		10,690

	Luxembourg — 0.0% (g)
959	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.000%, 03/11/22	966

	United States — 1.0%
181	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	181
829	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 ^	853
1,020	Avaya, Inc., Term Loan B-3, VAR, 5.537%, 10/26/17 ^	843
1,565	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18	1,293
1,260	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20	1,043
640	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	642
1,457	Berry Plastics Corp., Term Loan I, VAR, 3.287%, 10/01/22	1,465
7,002	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.500%, 08/23/21 ^	7,656

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
845	Chrysler Group LLC, Term Loan B, VAR, 3.528%, 05/24/17	846
1,856	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.270%, 12/31/18	1,858
730	Cincinnati Bell, Term Loan, VAR, 4.000%, 09/10/20	733
3,232	Citgo Holding, Inc., Term B Loan, VAR, 4.500%, 07/29/21	3,233
3,485	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	3,543
5,407	Clear Channel Communications, Inc., Term Loan D, VAR, 7.528%, 01/30/19	4,478
1,873	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 8.278%, 07/30/19	1,559
1,931	Cortes NP Acquisition Corp., 1st Lien Term Loan B, VAR, 6.029%, 09/26/23	1,941
1,305	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	1,322
1,700	Delta 2 SARL, 2nd Lien Facility, VAR, 8.068%, 07/29/22	1,706
1,375	Delta 2 SARL, USD Facility B-3, VAR, 5.068%, 07/30/21	1,382
1,600	Dole Food Co., Tranche B Term Loan, VAR, 4.598%, 11/01/18	1,607
799	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	705
800	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	780
1,510	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	1,185
2,234	First Data Corp., Term Loan, VAR, 3.775%, 03/24/21	2,247
640	Gray Television, Inc., Initial Term Loan, VAR, 3.959%, 06/13/21	640
10,628	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	10,743
497	Infor US, Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	497
1,076	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	1,085
6,055	J Crew, Initial Loan, VAR, 4.000%, 03/05/21 ^	3,374
1,246	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	1,256
	Lila Mexican Holdings LLC, Tranche B,
1,473	VAR, 4.000%, 10/05/23 ^	1,484
1,681	VAR, 4.554%, 09/01/22	1,694
2,125	VAR, 4.875%, 06/21/21	2,132
910	VAR, 6.250%, 12/01/23	918

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States –– continued
8,559	VAR, 9.750%, 06/30/21 ^	8,917
3,186	VAR, 11.375%, 08/05/21	3,582
1,287	Microsemi Corp., Closing Date Term B Loan, VAR, 3.019%, 01/15/23	1,294
5,500	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	5,466
610	MTL Publishing LLC, Term B-4 Loan, VAR, 3.523%, 08/22/22	611
2,762	MultiPlan, 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	2,801
464	NXP BV, Tranche F Loan, VAR, 3.240%, 12/07/20	466
1,244	ON Semiconductor, 1st Lien Term Loan B, VAR, 4.028%, 03/31/23	1,257
1,266	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	1,254
379	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.526%, 01/13/23 ^	379
1,598	Revlon Consumer Products Corp., Term Loan B, VAR, 4.313%, 09/07/23	1,611
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	396
788	Sabine Oil & Gas, Term Loan, VAR, 12.000%, 12/31/18 (d) ^	19
707	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	713
1,577	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,549
809	Signode Industrial Group Lux SA, Initial Term B Loan, VAR, 4.000%, 05/01/21	815
1,036	Syniverse Holdings, Inc., VAR, 4.039%, 04/23/19	930
306	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	274
5,189	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23	5,211
1,183	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	1,188
846	The Go Daddy Group, Inc., Initial Term Loan, VAR, 4.250%, 05/13/21	848
760	Tribune, Term Loan B, VAR, 3.770%, 12/27/20	763
3,840	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 3.767%, 08/31/24	3,840
754	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 03/21/17 (d)	—

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
2,136		Viskase Cos, Inc., Initial Term Loan, VAR, 4.377%, 01/30/21	2,061
1,863		Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	1,871
1,499		XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	1,509

			116,549

		Total Loan Assignments (Cost 132,763)	130,136

SHARES
Preferred Stocks — 0.9%
		Brazil — 0.1%
475		Banco Bradesco SA (Preference Shares)	4,929

		Ireland — 0.0% (g)
3		XLIT Ltd., Series D, VAR, 3.354%, 03/07/17 ($1,000 par value) @	2,688

		United States — 0.8%
508		BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	12,326
52		BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,279
156		Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	4,248
—	(h)	Constar International, Inc., Class A	—
71		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	1,823
213		Dominion Resources, Inc., Series A, 5.250%, 07/30/76 ($25 par value)	4,922
12		GMAC Capital Trust I, Series 2, VAR, 6.691%, 02/15/40 ($25 par value)	308
575		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	14,713
60		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	1,841
500		Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	13,245
508		Morgan Stanley, Series K, VAR, 5.850%, 04/15/27 ($25 par value) @	12,756
239		SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	5,741
281		Southern Co. (The), 5.250%, 10/01/76 ($25 par value)	6,477
301		State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	7,916

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
		United States –– continued
315		State Street Corp., Series E, 6.000%, 12/15/19 ($25 par value) @	8,319
128		State Street Corp., Series G, VAR, 5.350%, 03/15/26 ($25 par value) @	3,260
6		Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	432
42		Vornado Realty Trust, Series G, 6.625%, 11/30/16 ($25 par value) @	1,074

			100,680

		Total Preferred Stocks (Cost $104,262)	108,297

NUMBER OF RIGHTS
Right — 0.0% (g)
		Spain — 0.0% (g)
118		ACS Actividades de Construccion y Servicios SA, expiring 02/03/17 (a) (Cost $54)	53

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		United States — 0.0% (g)
1		Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—
—	(h)	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

		Total Warrants (Cost $ –(h))	—

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.3%
35,374		U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $35,329)	35,330

SHARES
Short-Term Investments— 2.0%
		Investment Company — 1.7%
209,338		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l)	209,338

SHARES	SECURITY DESCRIPTION	VALUE
	Time Deposit — 0.3%
34,900	Credit Agricole Corporate & Investment Bank SA, 0.670%, 02/01/17 (n)	34,900

	Total Short-Term Investments (Cost $244,238)	244,238

	Total Investments — 99.5% (Cost $11,423,740)	12,025,370
	Other Assets in Excess of Liabilities — 0.5%	57,864

	NET ASSETS — 100.0%	$12,083,234

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.0%
Oil, Gas & Consumable Fuels	7.4
Equity Real Estate Investment Trusts (REITs)	7.1
Diversified Telecommunication Services	5.0
Media	4.7
Asset-Backed Securities	4.4
Insurance	4.0
Pharmaceuticals	3.9
Capital Markets	3.7
Collateralized Mortgage Obligations	3.2
Health Care Providers & Services	2.8
Wireless Telecommunication Services	2.5
Hotels, Restaurants & Leisure	2.3
Semiconductors & Semiconductor Equipment	2.0
Chemicals	1.8
Electric Utilities	1.5
Auto Components	1.5
Metals & Mining	1.4
IT Services	1.4
Specialty Retail	1.3
Software	1.3
Tobacco	1.3
Automobiles	1.3
Commercial Mortgage-Backed Securities	1.3
Industrial Conglomerates	1.2
Technology Hardware, Storage & Peripherals	1.2
Foreign Government Securities	1.1
Food & Staples Retailing	1.0
Independent Power & Renewable Electricity Producers	1.0
Consumer Finance	1.0
Others (each less than 1.0%)	15.4
Short-Term Investments	2.0

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
188	Euro STOXX 50 Index	03/17/17	EUR	6,591	(52)
	Short Futures Outstanding
(2,657)	Euro FX	03/13/17	USD	(359,393)	(4,937)
(3,336)	GBP FX	03/13/17	USD	(262,522)	3,018
(12,317)	5 Year U.S. Treasury Note	03/31/17	USD	(1,451,770)	3,304

					1,333

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2017. The rate may be subject to a cap and floor.
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non Voting Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2017.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of January 31, 2017.
^	—	All or a portion of the security is unsettled as of January 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	830,298
Aggregate gross unrealized depreciation	(228,668)

Net unrealized appreciation/depreciation	601,630

Federal income tax cost of investments	11,423,740

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$63,914	$—	$63,914
Belgium	—	49,877	—	49,877
Brazil	41,088	—	—	41,088
Canada	37,622	—	—	37,622
Chile	16,466	—	—	16,466
China	—	48,744	—	48,744
Colombia	1,225	—	—	1,225
Czech Republic	—	41,964	—	41,964
Denmark	—	45,950	—	45,950

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Finland	—	68,851	—		68,851
France	—	205,971	—		205,971
Germany	—	146,192	—		146,192
Hong Kong	—	52,386	—		52,386
Hungary	—	11,519	—		11,519
India	—	21,255	—		21,255
Indonesia	—	6,218	—		6,218
Ireland	3,864	—	—		3,864
Italy	558	34,986	—		35,544
Japan	—	143,275	—		143,275
Mexico	28,280	—	—		28,280
Netherlands	6,053	131,237	—		137,290
Norway	—	23,564	—		23,564
Portugal	—	7,971	—		7,971
Russia	24,534	20,375	—		44,909
Singapore	—	3,449	—		3,449
South Africa	9,942	64,878	—		74,820
South Korea	11,058	23,353	—		34,411
Spain	123	74,682	—		74,805
Sweden	—	31,840	—		31,840
Switzerland	—	82,469	—		82,469
Taiwan	26,610	90,764	—		117,374
Thailand	1,108	17,759	—		18,867
Turkey	—	18,328	—		18,328
United Arab Emirates	—	9,071	—		9,071
United Kingdom	16,052	522,880	—		538,932
United States	2,252,746	—	79		2,252,825

Total Common Stocks	2,477,329	2,063,722	79		4,541,130

Convertible Preferred Stocks
China	—	4,588	—		4,588
Israel	1,998	—	—		1,998
United States	33,095	—	—		33,095

Total Convertible Preferred Stocks	35,093	4,588	—		39,681

Preferred Stocks
Brazil	4,929	—	—		4,929
Ireland	—	2,688	—		2,688
United States	100,680	—	—	(a)	100,680

Total Preferred Stocks	105,609	2,688	—	(a)	108,297

Debt Securities
Asset-Backed Securities
United States	—	103,139	428,792		531,931
Collateralized Mortgage Obligations
United States	—	380,127	2,583		382,710
Commercial Mortgage-Backed Securities
United States	—	89,569	62,227		151,796
Convertible Bonds
China	—	4,977	—		4,977
France	—	1,529	—		1,529
Germany	—	4,848	—		4,848
Hong Kong	—	3,067	—		3,067
Japan	—	820	—		820
Mexico	—	1,536	—		1,536
Netherlands	—	635	—		635
Portugal	—	1,022	—		1,022
Russia	—	1,296	—		1,296
Singapore	—	3,409	—		3,409
South Africa	—	3,862	—		3,862
Spain	—	3,294	—		3,294
Taiwan	—	1,776	—		1,776
United Arab Emirates	—	4,924	—		4,924

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United Kingdom	—	8,009	—		8,009
United States	—	38,825	10		38,835

Total Convertible Bonds	—	83,829	10		83,839

Corporate Bonds
Argentina	—	2,017	—		2,017
Australia	—	9,844	—		9,844
Bahamas	—	—	893		893
Belgium	—	14,003	—		14,003
Brazil	—	25,686	—		25,686
Canada	—	163,967	—	(a)	163,967
Chile	—	3,613	—		3,613
Colombia	—	2,240	—		2,240
Croatia	—	1,410	—		1,410
Finland	—	2,468	—		2,468
France	—	67,828	—		67,828
Georgia	—	1,076	—		1,076
Germany	—	46,430	—		46,430
Guatemala	—	1,533	—		1,533
Hungary	—	5,106	—		5,106
India	—	2,873	—		2,873
Indonesia	—	9,975	—		9,975
Ireland	—	22,639	—		22,639
Israel	—	13,679	—		13,679
Italy	—	21,073	—		21,073
Jamaica	—	1,232	—		1,232
Japan	—	4,407	—		4,407
Kazakhstan	—	6,221	—		6,221
Luxembourg	—	125,611	—		125,611
Malaysia	—	1,230	—		1,230
Mexico	—	44,032	—		44,032
Morocco	—	2,995	—		2,995
Netherlands	—	53,825	—		53,825
New Zealand	—	16,602	—		16,602
Nigeria	—	868	—		868
Peru	—	6,701	—		6,701
Russia	—	10,080	—		10,080
South Korea	—	3,367	—		3,367
Spain	—	14,313	—		14,313
Sweden	—	14,939	—		14,939
Switzerland	—	21,407	—		21,407
United Arab Emirates	—	2,392	—		2,392
United Kingdom	—	108,186	—		108,186
United States	—	4,773,125	5,531		4,778,656
Venezuela	—	3,090	—		3,090

Total Corporate Bonds	—	5,632,083	6,424		5,638,507

Loan Assignments
Australia	—	857	—		857
Bermuda	—	1,074	—		1,074
Canada	—	10,690	—		10,690
Luxembourg	—	966	—		966
United States	—	116,549	—	(a)	116,549

Total Loan Assignments	—	130,136	—		130,136

Foreign Government Securities	—	137,722	—		137,722
U.S. Treasury Obligations	—	35,330	—		35,330
Right
Spain	53	—	—		53
Warrants
United States	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	209,338	—	—		209,338

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Time Deposit	—	34,900	—	34,900

Total Investments in Securities	$2,827,422	$8,697,833	$500,115	$12,025,370

Appreciation in Other Financial Instruments
Futures Contracts	$6,322	$—	$—	$6,322

Depreciation in Other Financial Instruments
Futures Contracts	$(4,937)	$(52)	$—	$(4,989)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2017.

There were no significant transfers among the other levels during the period ended January 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017
Asset-Backed Securities — United States	$382,859		$(6)	$(801)	$448	$4,831	$(22,393)	$90,680	$(26,826)	$428,792
Collateralized Mortgage Obligations — United States	3,134		—	3	5	—	(113)	—	(446)	2,583
Commercial Mortgage-Backed Securities — United States	59,561		—	64	(1)	—	(2,895)	5,498	—	62,227
Common Stocks — United States — United States	963		—	6	—	—	—	—	(890)	79
Convertible Bond — United States	10		—	—	—	—	—	—	—	10
Corporate Bonds — Bahamas	969		—	(76)	—	—	—	—	—	893
Corporate Bonds — Canada	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — United States	30,254		—	402	(3)	—	(4)	—	(25,118)	5,531
Foreign Government Security	558		(246)	193	—	—	(505)	—	—	—
Loan Assignment — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Ireland	2,655		—	—	—	—	—	—	(2,655)	—
Preferred Stocks — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$480,963		$(252)	$(209)	$449	$4,831	$(25,910)	$96,178	$(55,935)	$500,115

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than 500.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the year ended January 31, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $(402,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Pending Distribution Amount (a)	Expected Recovery	0.00% (0.00%)

Common Stock	—
	—	Pending Distribution Amount (a)	Expected Recovery	0.00% (0.00%)

Preferred Stock	—
	10	Market Comparable Companies	EBITDA Multiple (c)	1.0x (1.0x)

Convertible Bond	10
	4,408	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00%—6.83% (5.56%)
	—	Pending Distribution	Expected Recovery	0.49% of par
			Discount for potential outcome (b)	100% (100%)

Corporate Bond	4,408
	428,792	Discounted Cash Flow	Constant Prepayment Rate	0.00%—18.00% (5.06%)
			Constant Default Rate	0.00%—38.00% (5.83%)
			Yield (Discount Rate of Cash Flows)	1.71%—12.90% (4.28%)

Asset-Backed Securities	428,792
	2,583	Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (12.27%)
			Constant Default Rate	0.00%—7.82% (2.23%)
			Yield (Discount Rate of Cash Flows)	3.48%—10.41% (6.09%)

Collateralized Mortgage Obligations	2,583
	56,556	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.22%—199.00% (44.11%)

Commercial Mortgage-Backed Securities	56,556
	—	Pending Distribution	Projected Losses	100% (100%)

Loan Assignments	—
Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$492,349

#	The table above does not include level 3 investments that are valued by brokers and pricing services. At January 31, 2017, the value of these investments was approximately $7,766,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Australia — 12.1%
10,507	ALS Ltd.	47,231
20,136	Alumina Ltd.	29,669
6,223	Aristocrat Leisure Ltd.	72,167
39,455	Ausdrill Ltd. (a)	41,869
8,461	BlueScope Steel Ltd.	71,946
8,189	Challenger Ltd.	68,521
1,435	Domino’s Pizza Enterprises Ltd.	64,738
16,102	Fortescue Metals Group Ltd.	81,481
156,000	MMG Ltd. (a)	51,763
721	Ramsay Health Care Ltd.	36,544
19,370	South32 Ltd.	40,541
9,240	Treasury Wine Estates Ltd.	81,515
5,428	WorleyParsons Ltd. (a)	40,814

		728,799

	Belgium — 0.7%
796	Umicore SA	44,588

	Chile — 0.3%
1,450	Antofagasta plc	15,320

	China — 2.1%
5,500	AAC Technologies Holdings, Inc.	56,484
271,000	Lonking Holdings Ltd.	71,001

		127,485

	Denmark — 1.5%
479	FLSmidth & Co. A/S	22,292
305	Jyske Bank A/S	15,714
4,407	Spar Nord Bank A/S	51,471

		89,477

	Faroe Islands — 0.5%
818	Bakkafrost P/F	31,439

	Finland — 3.4%
544	Cramo OYJ	13,536
1,653	Metso OYJ	50,818
1,342	Nokian Renkaat OYJ	50,343
2,490	Valmet OYJ	39,369
6,156	YIT OYJ	48,848

		202,914

	France — 8.2%
527	Arkema SA	52,048
658	Ipsen SA	50,986
1,521	IPSOS	50,414
540	Remy Cointreau SA	49,095
2,890	Rexel SA	50,404

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
331	SEB SA	41,625
443	Sopra Steria Group	51,363
1,311	Tarkett SA	50,824
590	Trigano SA	52,948
1,278	Ubisoft Entertainment SA (a)	42,018

		491,725

	Georgia — 1.0%
1,600	BGEO Group plc	59,569

	Germany — 3.0%
675	Covestro AG, Reg. S (e)	50,796
783	HUGO BOSS AG	50,306
326	MTU Aero Engines AG	39,051
691	Stabilus SA (a)	41,773

		181,926

	Hong Kong — 2.5%
40,000	HKT Trust & HKT Ltd.	55,877
69,000	SJM Holdings Ltd.	54,825
10,500	Techtronic Industries Co. Ltd.	36,315

		147,017

	Ireland — 0.5%
300	Paddy Power Betfair plc	31,566

	Israel — 0.8%
9,214	Plus500 Ltd.	47,524

	Italy — 6.6%
5,088	Amplifon SpA	51,660
1,851	Banca Generali SpA	47,216
6,583	Banca Mediolanum SpA	50,501
1,977	Buzzi Unicem SpA	48,749
788	Industria Macchine Automatiche SpA	52,187
3,583	Leonardo SpA (a)	46,161
1,767	Recordati SpA	50,186
1,996	Salvatore Ferragamo SpA	52,682

		399,342

	Japan — 26.0%
2,600	Alps Electric Co. Ltd.	69,253
800	Don Quijote Holdings Co. Ltd.	29,036
2,100	Ebara Corp.	64,767
2,000	Electric Power Development Co. Ltd.	46,486
14,000	Fukuoka Financial Group, Inc.	61,800
1,600	Goldcrest Co. Ltd.	28,430
4,800	Hitachi Metals Ltd.	66,543
2,300	Iida Group Holdings Co. Ltd.	43,045

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1,500	Japan Exchange Group, Inc.	22,295
2,600	LIXIL Group Corp.	60,707
2,000	M3, Inc.	53,734
8,000	Mitsubishi Chemical Holdings Corp.	55,800
11,000	Mitsui Chemicals, Inc.	51,728
15,000	Mitsui OSK Lines Ltd.	47,668
4,800	Next Co. Ltd.	32,437
1,400	Nihon M&A Center, Inc.	40,832
18,500	Nippon Light Metal Holdings Co. Ltd.	45,189
600	Nitori Holdings Co. Ltd.	67,243
600	NOK Corp.	12,193
5,500	NSK Ltd.	66,766
13,000	NTN Corp.	54,905
5,600	Obayashi Corp.	53,347
1,500	Open House Co. Ltd.	35,110
1,000	Rohm Co. Ltd.	63,946
1,200	SBI Holdings, Inc.	16,564
3,000	Sekisui Chemical Co. Ltd.	48,953
800	Sumitomo Seika Chemicals Co. Ltd.	33,298
1,800	Suruga Bank Ltd.	41,008
4,700	Tadano Ltd.	57,636
5,000	Takara Leben Co. Ltd.	27,991
900	TDK Corp.	64,689
2,500	Toridoll Holdings Corp.	54,657
2,300	Yamaha Motor Co. Ltd.	47,839

		1,565,895

	Norway — 1.2%
5,245	Skandiabanken ASA, Reg. S (a) (e)	45,997
1,141	TGS Nopec Geophysical Co. ASA	27,395

		73,392

	South Africa — 0.9%
2,800	Investec plc	19,866
1,460	Mondi plc	32,269

		52,135

	Spain — 1.1%
1,206	CIE Automotive SA	22,437
15,197	Mapfre SA	46,078

		68,515

	Sweden — 4.6%
4,525	Granges AB	50,232
6,441	KappAhl AB	38,534
3,727	Sandvik AB	50,309
2,124	Skanska AB, Class B	51,932

SHARES	SECURITY DESCRIPTION	VALUE($)
	Sweden — continued
2,165	Thule Group AB, Reg. S (e)	35,123
2,447	Trelleborg AB, Class B,	50,765

		276,895

	Switzerland — 4.2%
371	Baloise Holding AG	47,771
63	dormakaba Holding AG (a)	48,915
10	Sika AG	52,553
467	Sulzer AG	52,854
678	Temenos Group AG (a)	49,300

		251,393

	United Kingdom — 16.3%
4,000	3i Group plc	35,335
6,800	888 Holdings plc	19,199
2,850	Anglo American plc (a)	49,129
5,400	Ashtead Group plc	109,482
7,000	BBA Aviation plc	24,688
1,040	Burberry Group plc	21,507
5,377	CNH Industrial NV	47,768
290	DCC plc	23,392
14,700	Electrocomponents plc	89,902
555	InterContinental Hotels Group plc	25,772
1,820	Intermediate Capital Group plc	15,891
10,850	ITV plc	27,841
22,800	JD Sports Fashion plc	99,862
1,950	John Wood Group plc	20,629
500	Johnson Matthey plc	20,509
4,200	Just Eat plc (a)	28,604
19,900	Melrose Industries plc	48,993
3,260	Micro Focus International plc	88,182
6,000	OneSavings Bank plc	25,565
1,660	RPC Group plc	22,417
1,600	Smiths Group plc	30,326
3,634	Subsea 7 SA (a)	49,450
1,358	TechnipFMC plc (a)	44,507
2,400	Vesuvius plc	14,257

		983,207

	United States — 2.1%
550	Carnival plc	29,424
43,000	Nexteer Automotive Group Ltd.	53,412
1,677	Yum China Holdings, Inc. (a)	46,084

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued

		128,920

	Total Investments —99.6% (Cost $5,415,462)	5,999,043
	Other Assets in Excess of Liabilities — 0.4%	22,477

	NET ASSETS — 100.0%	$6,021,520

Percentages indicated are based on net assets.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Machinery	11.9%
Metals & Mining	8.4
Hotels, Restaurants & Leisure	6.6
Chemicals	6.0
Electronic Equipment, Instruments & Components	4.7
Banks	4.6
Construction & Engineering	3.6
Specialty Retail	3.4
Energy Equipment & Services	3.0
Software	3.0
Trading Companies & Distributors	2.9
Household Durables	2.8
Diversified Financial Services	2.8
Capital Markets	2.6
Auto Components	2.3
Beverages	2.2
Textiles, Apparel & Luxury Goods	2.1
Building Products	1.9
Media	1.8
Pharmaceuticals	1.7
Insurance	1.6
Real Estate Management & Development	1.5
Health Care Providers & Services	1.5
Leisure Products	1.5
Professional Services	1.5
Aerospace & Defense	1.4
Semiconductors & Semiconductor Equipment	1.1
Others (each less than 1.0%)	11.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$685,305
Aggregate gross unrealized depreciation	(101,724)

Net unrealized appreciation/depreciation	$583,581

Federal income tax cost of investments	$5,415,462

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$728,799	$—	$728,799
Belgium	—	44,588	—	44,588
Chile	—	15,320	—	15,320
China	—	127,485	—	127,485
Denmark	—	89,477	—	89,477
Faroe Islands	—	31,439	—	31,439
Finland	13,536	189,378	—	202,914
France	—	491,725	—	491,725
Georgia	—	59,569	—	59,569

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$41,773	$140,153	$—	$181,926
Hong Kong	—	147,017	—	147,017
Ireland	—	31,566	—	31,566
Israel	47,524	—	—	47,524
Italy	155,055	244,287	—	399,342
Japan	—	1,565,895	—	1,565,895
Norway	—	73,392	—	73,392
South Africa	—	52,135	—	52,135
Spain	—	68,515	—	68,515
Sweden	—	276,895	—	276,895
Switzerland	—	251,393	—	251,393
United Kingdom	84,329	898,878	—	983,207
United States	46,084	82,836	—	128,920

Total Common Stocks	388,301	5,610,742	—	5,999,043

Total Investments in Securities	$388,301	$5,610,742	$—	$5,999,043

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $89,000 and from level 2 to level 1 in the amount of approximately $209,000 are due to the application and non-application of the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Australia — 1.4%
1,574	BHP Billiton Ltd.	31,940
768	BHP Billiton plc	14,015
1,794	South32 Ltd.	3,755

		49,710

	Belgium — 1.5%
511	Anheuser-Busch InBev SA/NV	53,398

	China — 3.6%
181	Baidu, Inc., ADR (a)	31,606
7,872	China Overseas Land & Investment Ltd.	23,116
30,300	CNOOC Ltd.	37,837
6,079	Ping An Insurance Group Co. of China Ltd., Class H	31,182

		123,741

	Denmark — 1.0%
974	Novo Nordisk A/S, Class B	35,194

	France — 11.2%
855	Accor SA	34,650
1,834	AXA SA	45,063
361	BNP Paribas SA	23,101
265	Essilor International SA	31,082
305	Imerys SA	24,458
121	Kering	28,799
213	LVMH Moet Hennessy Louis Vuitton SE	42,981
273	Pernod Ricard SA	31,877
346	Safran SA	23,421
603	Sanofi	48,481
733	Schneider Electric SE	52,458

		386,371

	Germany — 6.4%
338	Allianz SE	57,375
405	Bayer AG	45,034
219	Continental AG	42,817
165	Fresenius Medical Care AG & Co. KGaA	13,463
700	SAP SE	63,998

		222,687

	Hong Kong — 3.9%
5,301	Cheung Kong Property Holdings Ltd.	34,843
4,030	CK Hutchison Holdings Ltd.	48,294
6,606	Hang Lung Properties Ltd.	16,258
7,735	Sands China Ltd.	34,033

		133,428

	India — 1.1%
549	HDFC Bank Ltd., ADR	37,840

	Indonesia — 0.7%
40,823	Astra International Tbk. PT	24,337

SHARES	SECURITY DESCRIPTION	VALUE($)
	Israel — 0.7%
699	Teva Pharmaceutical Industries Ltd., ADR	23,366

	Japan — 23.0%
2,593	Astellas Pharma, Inc.	34,797
328	Daikin Industries Ltd.	32,548
214	FANUC Corp.	42,034
1,490	Honda Motor Co. Ltd.	44,347
3,819	Inpex Corp.	37,476
1,702	Japan Tobacco, Inc.	54,886
1,311	KDDI Corp.	35,216
93	Keyence Corp.	35,963
1,346	Komatsu Ltd.	31,860
3,232	Kubota Corp.	51,382
631	Makita Corp.	43,827
1,362	Mitsui Fudosan Co. Ltd.	31,445
397	Nidec Corp.	37,313
235	Nitto Denko Corp.	18,571
581	Shin-Etsu Chemical Co. Ltd.	50,080
187	SMC Corp.	51,101
1,874	Sumitomo Mitsui Financial Group, Inc.	73,501
357	Tokyo Electron Ltd.	37,021
912	Toyota Motor Corp.	53,053

		796,421

	Macau — 0.7%
12,614	Wynn Macau Ltd.	22,940

	Netherlands — 5.9%
646	Akzo Nobel NV	43,829
357	ASML Holding NV	43,359
3,621	ING Groep NV	52,023
2,413	Royal Dutch Shell plc, Class A	65,456

		204,667

	South Africa — 1.0%
216	Naspers Ltd., Class N	34,477

	South Korea — 2.7%
95	Hyundai Mobis Co. Ltd. (a)	19,687
86	Samsung Electronics Co. Ltd., Reg. S, GDR	73,390

		93,077

	Spain — 0.8%
4,072	Banco Bilbao Vizcaya Argentaria SA	27,690

	Switzerland — 10.9%
505	Cie Financiere Richemont SA	39,295
9,313	Glencore plc (a)	38,573
355	LafargeHolcim Ltd. (a)	18,999
480	LafargeHolcim Ltd. (a)	25,834
945	Novartis AG	69,775

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
307	Roche Holding AG	72,795
3,814	UBS Group AG	61,982
170	Zurich Insurance Group AG (a)	48,964

		376,217

	Taiwan — 1.2%
1,388	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,915

	United Kingdom — 19.2%
7,541	Barclays plc	20,930
890	British American Tobacco plc	54,927
2,137	Burberry Group plc	44,183
9,626	HSBC Holdings plc	81,955
717	Imperial Brands plc	33,211
32,579	Lloyds Banking Group plc	26,721
4,681	Meggitt plc	24,688
890	Persimmon plc	21,689
3,465	Prudential plc	67,141
703	Rio Tinto Ltd.	35,639
543	Rio Tinto plc	24,049
4,743	Standard Chartered plc (a)	46,443
716	TechnipFMC plc (a)	23,467
865	Travis Perkins plc	15,871
949	Unilever plc	38,455
24,977	Vodafone Group plc	61,182
1,839	WPP plc	42,791

		663,342

	United States — 1.0%
600	Shire plc	33,422

	Total Common Stocks (Cost $3,046,626)	3,385,240

Preferred Stock — 1.2%
	Germany — 1.2%
332	Henkel AG & Co. KGaA (Preference) (Cost $29,506)	40,476

Short-Term Investment — 1.0%
	Investment Company — 1.0%
33,312	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $33,312)	33,312

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 100.1% (Cost $3,109,444)	3,459,028
	Liabilities in Excess of Other Assets — (0.1)%	(3,343)

	NET ASSETS — 100.0%	$3,455,685

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.3%
Pharmaceuticals	9.5
Insurance	7.2
Machinery	6.4
Textiles, Apparel & Luxury Goods	4.5
Metals & Mining	4.3
Tobacco	4.1
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.6
Automobiles	3.5
Chemicals	3.3
Real Estate Management & Development	3.1
Wireless Telecommunication Services	2.8
Hotels, Restaurants & Leisure	2.6
Electrical Equipment	2.6
Beverages	2.5
Media	2.2
Technology Hardware, Storage & Peripherals	2.1
Construction Materials	2.0
Software	1.9
Auto Components	1.8
Capital Markets	1.8
Industrial Conglomerates	1.4
Aerospace & Defense	1.4
Household Products	1.2
Personal Products	1.1
Electronic Equipment, Instruments & Components	1.0
Biotechnology	1.0
Others (each less than 1.0%)	4.7
Short-Term Investment	1.0

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$508,072
Aggregate gross unrealized depreciation	(158,488)

Net unrealized appreciation/depreciation	$349,584

Federal income tax cost of investments	$3,109,444

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$49,710	$—	$49,710
Belgium	—	53,398	—	53,398
China	31,606	92,135	—	123,741
Denmark	—	35,194	—	35,194
France	—	386,371	—	386,371
Germany	—	222,687	—	222,687
Hong Kong	—	133,428	—	133,428
India	37,840	—	—	37,840
Indonesia	—	24,337	—	24,337
Israel	23,366	—	—	23,366
Japan	—	796,421	—	796,421
Macau	—	22,940	—	22,940
Netherlands	—	204,667	—	204,667
South Africa	—	34,477	—	34,477
South Korea	—	93,077	—	93,077
Spain	—	27,690	—	27,690
Switzerland	—	376,217	—	376,217
Taiwan	42,915	—	—	42,915
United Kingdom	23,467	639,875	—	663,342

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$33,422	$—	$33,422

Total Common Stocks	159,194	3,226,046	—	3,385,240

Preferred Stocks
Germany	—	40,476	—	40,476
Short-Term Investment
Investment Company	33,312	—	—	33,312

Total Investments in Securities	$192,506	$3,266,522	$—	$3,459,028

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $60,798,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Australia — 3.7%
2,086	Australia & New Zealand Banking Group Ltd.	46,358
7,948	Goodman Group	41,737
2,832	Oil Search Ltd.	14,789

		102,884

	Belgium — 1.6%
428	Anheuser-Busch InBev SA/NV	44,700

	China — 2.4%
8,508	China Resources Gas Group Ltd.	26,889
8,402	China Resources Land Ltd.	20,783
681	Tencent Holdings Ltd.	17,810

		65,482

	Denmark — 2.6%
449	Chr Hansen Holding A/S	27,381
225	Genmab A/S (a)	43,535

		70,916

	Finland — 1.8%
1,061	UPM-Kymmene OYJ	24,072
493	Wartsila OYJ Abp	24,771

		48,843

	France — 13.4%
550	Airbus SE	37,264
1,392	AXA SA	34,202
729	BNP Paribas SA	46,651
404	Capgemini SA	32,880
105	Kering	25,049
1,074	Klepierre	40,773
209	Pernod Ricard SA	24,505
443	Renault SA	39,887
259	Sanofi	20,855
290	Thales SA	27,199
781	TOTAL SA	39,533

		368,798

	Germany — 8.9%
180	adidas AG	28,465
144	Continental AG	28,220
455	Daimler AG	34,238
279	Deutsche Boerse AG (a)	25,723
418	Fresenius SE & Co. KGaA	33,054
2,018	Infineon Technologies AG	37,127
446	Siemens AG (a)	57,744

		244,571

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — 1.5%
582	HDFC Bank Ltd., ADR	40,136

	Italy — 2.5%
8,971	Enel SpA	37,505
36,089	Telecom Italia SpA (a)	31,034

		68,539

	Japan — 26.5%
395	Daikin Industries Ltd.	39,219
403	Dentsu, Inc.	18,645
1,866	DMG Mori Co. Ltd.	25,492
481	Izumi Co. Ltd.	20,400
1,167	Japan Airlines Co. Ltd.	37,148
4,287	Kajima Corp.	29,880
111	Keyence Corp.	43,264
1,619	Marui Group Co. Ltd.	23,148
1,823	Mitsubishi Corp.	41,177
8,433	Mitsubishi UFJ Financial Group, Inc.	53,999
1,640	Mitsui Fudosan Co. Ltd.	37,863
862	NH Foods Ltd.	23,460
1,370	Nippon Steel & Sumitomo Metal Corp.	33,091
923	Nippon Telegraph & Telephone Corp.	40,771
440	Oriental Land Co. Ltd.	24,128
2,707	ORIX Corp.	40,844
617	Sompo Holdings, Inc.	22,352
1,133	Sumitomo Mitsui Financial Group, Inc.	44,462
468	Suntory Beverage & Food Ltd.	19,895
1,057	Suzuki Motor Corp.	40,773
988	Tokio Marine Holdings, Inc.	41,181
1,426	Yamato Holdings Co. Ltd.	28,733

		729,925

	Netherlands — 7.4%
361	ASML Holding NV	43,835
3,173	ING Groep NV	45,581
1,531	Koninklijke Ahold Delhaize NV (a)	32,616
3,074	Royal Dutch Shell plc, Class A	83,280

		205,312

	Norway — 2.0%
9,578	Norsk Hydro ASA	54,638

	Spain — 0.6%
3,008	Distribuidora Internacional de Alimentacion SA	15,921

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 1.4%
3,179	Nordea Bank AB	38,373

	Switzerland — 6.0%
300	Nestle SA	21,995
276	Roche Holding AG	65,482
2,613	UBS Group AG	42,472
569	Wolseley plc	35,247

		165,196

	United Kingdom — 15.3%
901	Associated British Foods plc	27,166
569	AstraZeneca plc	30,213
975	British American Tobacco plc	60,157
7,211	Dixons Carphone plc	28,763
1,776	GlaxoSmithKline plc	34,321
458	InterContinental Hotels Group plc	21,264
3,815	Kingfisher plc	16,186
1,549	Prudential plc	30,016
1,207	Rio Tinto plc	53,480
2,884	Standard Chartered plc (a)	28,240
8,830	Taylor Wimpey plc	18,642
956	TechnipFMC plc (a)	31,331
17,038	Vodafone Group plc	41,735

		421,514

	United States — 1.4%
718	Shire plc	39,995

	Total Common Stocks (Cost $2,487,420)	2,725,743

Preferred Stock — 1.2%
	Germany — 1.2%
273	Henkel AG & Co. KGaA (Preference) (Cost $24,380)	33,276

Short-Term Investment — 0.5%
	Investment Company — 0.5%
14,829	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.44%, (b) (l) (Cost $14,829)	14,829

	Total Investments — 100.7% (Cost $2,526,629)	2,773,848
	Liabilities in Excess of Other Assets — (0.7)%	(20,389)

	NET ASSETS — 100.0%	$2,753,459

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.4%
Pharmaceuticals	5.4
Metals & Mining	5.1
Oil, Gas & Consumable Fuels	5.0
Insurance	4.6
Automobiles	4.1
Beverages	3.2
Biotechnology	3.0
Equity Real Estate Investment Trusts (REITs)	3.0
Semiconductors & Semiconductor Equipment	2.9
Trading Companies & Distributors	2.8
Food Products	2.6
Diversified Telecommunication Services	2.6
Capital Markets	2.5
Aerospace & Defense	2.3
Tobacco	2.2
Real Estate Management & Development	2.1
Industrial Conglomerates	2.1
Textiles, Apparel & Luxury Goods	1.9
Machinery	1.8
Food & Staples Retailing	1.7
Hotels, Restaurants & Leisure	1.6
Specialty Retail	1.6
Multiline Retail	1.6
Electronic Equipment, Instruments & Components	1.6
Wireless Telecommunication Services	1.5
Diversified Financial Services	1.5
Building Products	1.4
Electric Utilities	1.4
Airlines	1.3
Household Products	1.2
Health Care Providers & Services	1.2
IT Services	1.2
Energy Equipment & Services	1.1
Construction & Engineering	1.1
Air Freight & Logistics	1.0
Auto Components	1.0
Chemicals	1.0
Gas Utilities	1.0
Others (each less than 1.0%)	2.9
Short-Term Investment	0.5

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
15,659	AUD
9,469	for GBP	BNP Paribas	02/14/17	$11,915	#	$11,872	#	$(43)
124,291	SEK
1,450,222	for JPY	Standard Chartered Bank	02/14/17	12,847	#	14,216	#	1,369
135,728	AUD	Australia and New Zealand Banking Group Ltd.	02/14/17	103,983		102,907		(1,076)
110,325	CHF	Standard Chartered Bank	02/14/17	113,707		111,552		(2,155)
77,983	DKK	Goldman Sachs International	02/14/17	11,161		11,326		165
73,126	DKK	TD Bank Financial Group	02/14/17	10,777		10,620		(157)
8,509	EUR	Australia and New Zealand Banking Group Ltd.	02/14/17	9,024		9,190		166
34,557	EUR	Citibank, NA	02/14/17	36,812		37,319		507
18,407	EUR	Credit Suisse International	02/14/17	19,811		19,878		67
20,704	EUR	TD Bank Financial Group	02/14/17	21,819		22,359		540
6,259	GBP	Barclays Bank plc	02/14/17	7,757		7,876		119
19,089	GBP	Goldman Sachs International	02/14/17	23,565		24,018		453
16,241	GBP	National Australia Bank Ltd.	02/14/17	19,941		20,435		494
7,054	GBP	Standard Chartered Bank	02/14/17	8,576		8,876		300
50,506	GBP	TD Bank Financial Group	02/14/17	63,762		63,548		(214)
201,399	HKD	Australia and New Zealand Banking Group Ltd.	02/14/17	25,992		25,960		(32)
47,200	HKD	HSBC Bank, NA	02/14/17	6,088		6,084		(4)
46,615	HKD	TD Bank Financial Group	02/14/17	6,013		6,009		(4)
1,042,734	JPY	Australia and New Zealand Banking Group Ltd.	02/14/17	9,099		9,238		139
3,609,447	JPY	Barclays Bank plc	02/14/17	32,047		31,977		(70)
1,512,742	JPY	Goldman Sachs International	02/14/17	12,855		13,402		547
823,151	JPY	HSBC Bank, NA	02/14/17	7,158		7,292		134
1,574,925	JPY	National Australia Bank Ltd.	02/14/17	13,828		13,952		124
182,238	SEK	TD Bank Financial Group	02/14/17	20,396		20,844		448
48,233	SGD	Standard Chartered Bank	02/14/17	34,557		34,228		(329)
				$643,490		$644,978		$1,488

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
9,460	AUD	Australia and New Zealand Banking Group Ltd.	02/14/17	$7,051		$7,173		$(122)
6,309	CHF	HSBC Bank, NA	02/14/17	6,272		6,379		(107)
336,438	DKK	TD Bank Financial Group	02/14/17	50,173		48,861		1,312
7,009	EUR	Australia and New Zealand Banking Group Ltd.	02/14/17	7,448		7,569		(121)
111,188	EUR	Barclays Bank plc	02/14/17	123,377		120,075		3,302
26,180	EUR	Citibank, NA	02/14/17	28,086		28,273		(187)
53,859	EUR	Goldman Sachs International	02/14/17	57,269		58,165		(896)
54,538	EUR	HSBC Bank, NA	02/14/17	58,310		58,898		(588)
7,011	EUR	Merrill Lynch International	02/14/17	7,463		7,571		(108)
22,658	EUR	Standard Chartered Bank	02/14/17	24,052		24,469		(417)
7,081	EUR	State Street Corp.	02/14/17	7,575		7,647		(72)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,812	GBP	Australia and New Zealand Banking Group Ltd.	02/14/17	$16,864	$17,378	$(514)
16,648	GBP	BNP Paribas	02/14/17	20,764	20,948	(184)
5,672	GBP	Citibank, NA	02/14/17	6,990	7,136	(146)
24,654	GBP	Goldman Sachs International	02/14/17	31,155	31,021	134
134,245	HKD	State Street Corp.	02/14/17	17,318	17,304	14
1,938,375	JPY	Citibank, NA	02/14/17	18,893	17,172	1,721
4,071,733	JPY	Goldman Sachs International	02/14/17	36,520	36,072	448
3,559,617	JPY	National Australia Bank Ltd.	02/14/17	31,321	31,536	(215)
1,283,082	JPY	State Street Corp.	02/14/17	11,437	11,367	70
1,957,092	JPY	TD Bank Financial Group	02/14/17	16,545	17,338	(793)
190,241	NOK	Goldman Sachs International	02/14/17	23,144	23,067	77
				$608,027	$605,419	$2,608

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2017 of the currency being sold, and the value at January 31, 2017 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,705
Aggregate gross unrealized depreciation	(90,486)

Net unrealized appreciation/depreciation	$247,219

Federal income tax cost of investments	$2,526,629

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$102,884	$—	$102,884
Belgium	—	44,700	—	44,700
China	—	65,482	—	65,482
Denmark	—	70,916	—	70,916
Finland	—	48,843	—	48,843
France	—	368,798	—	368,798
Germany	—	244,571	—	244,571
India	40,136	—	—	40,136
Italy	—	68,539	—	68,539
Japan	—	729,925	—	729,925
Netherlands	—	205,312	—	205,312
Norway	—	54,638	—	54,638
Spain	—	15,921	—	15,921
Sweden	—	38,373	—	38,373
Switzerland	—	165,196	—	165,196
United Kingdom	31,331	390,183	—	421,514
United States	—	39,995	—	39,995

Total Common Stocks	71,467	2,654,276	—	2,725,743

Preferred Stocks
Germany	—	33,276	—	33,276
Short-Term Investment
Investment Company	14,829	—	—	14,829

Total Investments in Securities	86,296	2,687,552	—	2,773,848

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12,650	$—	$12,650

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,554)	$—	$(8,554)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $56,617,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1) Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Belgium — 2.0%
23	Anheuser-Busch InBev SA/NV	2,365

	Canada — 3.8%
60	Alimentation Couche-Tard, Inc., Class B	2,759
24	Canadian National Railway Co.	1,674

		4,433

	China — 9.5%
17	Baidu, Inc., ADR (a)	3,033
2,026	China Unicom Hong Kong Ltd.	2,391
3,101	CNOOC Ltd.	3,872
63	JD.com, Inc., ADR (a)	1,795

		11,091

	Denmark — 1.9%
61	Novo Nordisk A/S, Class B	2,208

	Finland — 4.2%
608	Nokia OYJ	2,729
44	Wartsila OYJ Abp	2,197

		4,926

	Germany — 3.5%
13	Continental AG	2,574
38	Zalando SE, Reg. S (a) (e)	1,503

		4,077

	Hong Kong — 6.1%
484	AIA Group Ltd.	2,999
312	Cheung Kong Property Holdings Ltd.	2,051
178	CK Hutchison Holdings Ltd.	2,127

		7,177

	India — 2.6%
45	HDFC Bank Ltd., ADR	3,092

	Israel — 2.3%
80	Teva Pharmaceutical Industries Ltd., ADR	2,669

	Italy — 2.5%
194	Eni SpA	2,982

	Japan — 12.8%
4	Keyence Corp.	1,709
101	Komatsu Ltd.	2,392
196	Kubota Corp.	3,117
157	ORIX Corp.	2,373
33	Shin-Etsu Chemical Co. Ltd.	2,821
92	Shiseido Co. Ltd.	2,557

		14,969

SHARES	SECURITY DESCRIPTION	VALUE($)
	Macau — 1.9%
1,234	Wynn Macau Ltd.	2,244

	Netherlands — 10.9%
41	Akzo Nobel NV	2,774
203	Altice NV, Class A (a)	4,457
192	ING Groep NV	2,759
80	NN Group NV	2,848

		12,838

	South Africa — 1.4%
10	Naspers Ltd., Class N	1,656

	South Korea — 3.3%
9	LG Chem Ltd.	1,970
2	Samsung Electronics Co. Ltd., Reg. S, GDR	1,934

		3,904

	Spain — 2.2%
371	Banco Bilbao Vizcaya Argentaria SA	2,523

	Switzerland — 8.5%
45	Cie Financiere Richemont SA	3,522
74	LafargeHolcim Ltd. (a)	4,000
152	UBS Group AG	2,468

		9,990

	United Kingdom — 17.8%
39	British American Tobacco plc	2,414
968	ITV plc	2,484
338	Meggitt plc	1,781
96	RELX NV	1,619
91	Rio Tinto plc	4,033
115	Smith & Nephew plc	1,719
347	Standard Chartered plc (a)	3,401
1,400	Vodafone Group plc	3,430

		20,881

	United States — 1.5%
31	Shire plc	1,719

	Total Common Stocks (Cost $110,493)	115,744

Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,505	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $1,505)	1,505

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 100.0% (Cost $111,998)	117,249
	Other Assets in Excess of Liabilities — 0.0% (g)	46

	NET ASSETS — 100.0%	$117,295

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.0%
Media	7.3
Machinery	6.6
Chemicals	6.5
Oil, Gas & Consumable Fuels	5.8
Insurance	5.0
Pharmaceuticals	4.2
Metals & Mining	3.5
Construction Materials	3.4
Textiles, Apparel & Luxury Goods	3.0
Wireless Telecommunication Services	2.9
Internet & Direct Marketing Retail	2.8
Internet Software & Services	2.6
Food & Staples Retailing	2.4
Communications Equipment	2.3
Auto Components	2.2
Personal Products	2.2
Capital Markets	2.1
Tobacco	2.1
Diversified Telecommunication Services	2.0
Diversified Financial Services	2.0
Beverages	2.0
Hotels, Restaurants & Leisure	1.9
Industrial Conglomerates	1.8
Real Estate Management & Development	1.7
Technology Hardware, Storage & Peripherals	1.6
Aerospace & Defense	1.5
Health Care Equipment & Supplies	1.5
Biotechnology	1.5
Electronic Equipment, Instruments & Components	1.5
Road & Rail	1.4
Professional Services	1.4
Short-Term Investment	1.3

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities

Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,474
Aggregate gross unrealized depreciation	(6,223)

Net unrealized appreciation/depreciation	$5,251

Federal income tax cost of investments	$111,998

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$2,365	$—	$2,365
Canada	4,433	—	—	4,433
China	4,828	6,263	—	11,091
Denmark	—	2,208	—	2,208
Finland	—	4,926	—	4,926
Germany	—	4,077	—	4,077
Hong Kong	—	7,177	—	7,177
India	3,092	—	—	3,092
Israel	2,669	—	—	2,669
Italy	—	2,982	—	2,982
Japan	—	14,969	—	14,969
Macau	—	2,244	—	2,244
Netherlands	—	12,839	—	12,839
South Africa	—	1,656	—	1,656
South Korea	—	3,904	—	3,904
Spain	—	2,523	—	2,523
Switzerland	—	9,990	—	9,990

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$20,881	$—	$20,881
United States	—	1,719	—	1,719

Total Common Stocks	15,022	100,723	—	115,745

Short-Term Investment
Investment Company	1,504	—	—	1,504

Total Investments in Securities	$16,526	$100,723	$—	$117,249

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $2,901,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 3.7%
1,219	Australia & New Zealand Banking Group Ltd.	27,090
1,994	Goodman Group	10,469

		37,559

	Austria — 0.6%
199	Erste Group Bank AG (a)	6,068

	Belgium — 2.1%
104	Anheuser-Busch InBev SA/NV	10,825
163	KBC Group NV	10,576

		21,401

	Canada — 1.1%
241	TransCanada Corp.	11,380

	Chile — 0.5%
261	Banco Santander Chile, ADR	5,626

	China — 0.9%
7,411	CNOOC Ltd.	9,254

	Finland — 1.3%
1,114	Outokumpu OYJ (a)	9,972
171	UPM-Kymmene OYJ	3,870

		13,842

	France — 15.8%
101	Air Liquide SA	10,893
160	Airbus SE	10,831
870	AXA SA	21,373
376	BNP Paribas SA	24,080
57	Capgemini SA	4,609
1,954	Natixis SA	11,577
165	Renault SA	14,816
189	Sanofi	15,229
169	Schneider Electric SE	12,066
711	TOTAL SA	35,967

		161,441

	Germany — 8.3%
76	Bayer AG	8,487
157	Brenntag AG	9,131
240	Daimler AG	18,066
123	Deutsche Boerse AG (a)	11,319
43	HeidelbergCement AG	4,177
306	Infineon Technologies AG	5,639
214	Siemens AG (a)	27,624

		84,443

	Hong Kong — 1.3%
1,125	CK Hutchison Holdings Ltd.	13,479

SHARES	SECURITY DESCRIPTION	VALUE($)
	Ireland — 0.7%
81	Ryanair Holdings plc, ADR (a)	6,739

	Israel — 1.3%
385	Teva Pharmaceutical Industries Ltd., ADR	12,868

	Italy — 3.0%
3,873	Enel SpA	16,192
3,256	Intesa Sanpaolo SpA	7,649
8,413	Telecom Italia SpA (a)	7,235

		31,076

	Japan — 23.0%
389	Bridgestone Corp.	14,252
128	Daikin Industries Ltd.	12,735
162	Dentsu, Inc.	7,469
457	DMG Mori Co. Ltd.	6,245
513	Honda Motor Co. Ltd.	15,275
358	Japan Airlines Co. Ltd.	11,406
171	Mabuchi Motor Co. Ltd.	8,785
647	Mitsubishi Corp.	14,625
4,699	Mitsubishi UFJ Financial Group, Inc.	30,093
345	Mitsui Fudosan Co. Ltd.	7,965
332	NGK Spark Plug Co. Ltd.	7,480
226	NH Foods Ltd.	6,151
424	Nippon Telegraph & Telephone Corp.	18,742
95	Otsuka Corp.	4,899
206	Sompo Holdings, Inc.	7,466
223	Sony Corp.	6,764
934	Sumitomo Electric Industries Ltd.	13,589
235	Sumitomo Mitsui Financial Group, Inc.	9,220
303	Sumitomo Mitsui Trust Holdings, Inc.	11,298
31	Suzuken Co. Ltd.	1,010
322	Suzuki Motor Corp.	12,412
342	Yamato Holdings Co. Ltd.	6,884

		234,765

	Luxembourg — 1.0%
1,353	ArcelorMittal (a)	10,550

	Netherlands — 8.1%
349	ASR Nederland NV (a)	9,571
1,313	ING Groep NV	18,864
277	NN Group NV	9,793
1,627	Royal Dutch Shell plc, Class A	44,124

		82,352

	Norway — 1.5%
2,624	Norsk Hydro ASA	14,966

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — 1.3%
966	DBS Group Holdings Ltd.	13,064

	South Korea — 1.0%
6	Samsung Electronics Co. Ltd.	10,409

	Spain — 1.4%
13,462	Bankia SA	14,231

	Sweden — 1.8%
1,537	Nordea Bank AB	18,559

	Switzerland — 4.7%
134	LafargeHolcim Ltd. (a)	7,194
38	Roche Holding AG	8,947
166	Wolseley plc	10,289
74	Zurich Insurance Group AG (a)	21,270

		47,700

	United Kingdom — 11.6%
981	Barratt Developments plc	5,913
3,456	Centrica plc	9,783
128	InterContinental Hotels Group plc	5,922
3,326	ITV plc	8,534
5,072	Lloyds Banking Group plc	4,160
579	National Grid plc	6,779
790	Prudential plc	15,318
483	Rio Tinto plc	21,406
1,901	Standard Chartered plc (a)	18,612
212	TechnipFMC plc (a)	6,938
6,050	Vodafone Group plc	14,819

		118,184

	United States — 1.1%
211	Shire plc	11,765

	Total Common Stocks (Cost $974,235)	991,721

Short-Term Investment — 2.2%
	Investment Company — 2.2%
22,420	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $22,420)	22,420

	Total Investments — 99.3% (Cost $996,655)	1,014,141
	Other Assets in Excess of Liabilities — 0.7%	6,894

	NET ASSETS — 100.0%	$1,021,035

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the

Fund by industry classifications as a percentage of total

investments:

INDUSTRY	PERCENTAGE
Banks	22.8%
Oil, Gas & Consumable Fuels	9.9
Insurance	8.4
Automobiles	6.0
Metals & Mining	5.6
Pharmaceuticals	4.5
Industrial Conglomerates	4.1
Auto Components	3.5
Trading Companies & Distributors	3.4
Diversified Telecommunication Services	2.6
Electrical Equipment	2.1
Airlines	1.8
Multi-Utilities	1.6
Electric Utilities	1.6
Media	1.6
Wireless Telecommunication Services	1.5
Building Products	1.3
Household Durables	1.3
Biotechnology	1.2
Construction Materials	1.1
Capital Markets	1.1
Chemicals	1.1
Aerospace & Defense	1.1
Beverages	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	5.5
Short-Term Investment	2.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
26	TOPIX Index	03/09/17	JPY	$3,488	$(19)
130	Euro STOXX 50 Index	03/17/17	EUR	4,557	(19)
46	FTSE 100 Index	03/17/17	GBP	4,093	2

					$(36)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
13,736	EUR
11,611	for GBP	TD Bank Financial Group	02/23/17	$14,612	#	$14,839	#	$227

466,133	JPY
3,840	for EUR	Australia & New Zealand Banking Group Ltd.	02/23/17	4,148	#	4,130	#	(18)

869,256	JPY
6,016	for GBP	Deutsche Bank AG	02/23/17	7,571	#	7,703	#	132

3,650	AUD	Australia & New Zealand Banking Group Ltd.	02/23/17	2,721		2,767		46
53,293	AUD	HSBC Bank NA	02/23/17	39,369		40,398		1,029

3,503	CAD	Australia & New Zealand Banking Group Ltd.	02/23/17	2,613		2,692		79

4,967	CHF	Royal Bank of Canada	02/23/17	4,931		5,024		93
10,318	CHF	State Street Corp.	02/23/17	10,290		10,437		147

40,063	DKK	TD Bank Financial Group	02/23/17	5,760		5,821		61

3,405	EUR	Barclays Bank plc	02/23/17	3,645		3,679		34
17,566	EUR	Citibank NA	02/23/17	18,652		18,977		325
82,467	EUR	Deutsche Bank AG	02/23/17	88,744		89,087		343
9,201	EUR	Goldman Sachs International	02/23/17	9,681		9,940		259
15,181	EUR	National Australia Bank	02/23/17	16,195		16,399		204
6,839	EUR	State Street Corp.	02/23/17	7,287		7,388		101

7,164	GBP	Australia & New Zealand Banking Group Ltd.	02/23/17	9,029		9,015		(14)
14,758	GBP	Goldman Sachs International	02/23/17	18,410		18,572		162
2,467	GBP	National Australia Bank	02/23/17	3,030		3,105		75
8,577	GBP	Royal Bank of Canada	02/23/17	10,686		10,793		107
20,049	GBP	State Street Corp.	02/23/17	25,068		25,230		162
6,939	GBP	UBS AG	02/23/17	8,418		8,732		314

17,426	HKD	Australia & New Zealand Banking Group Ltd.	02/23/17	2,248		2,246		(2)
36,931	HKD	State Street Corp.	02/23/17	4,766		4,761		(5)

1,091,271	JPY	Australia & New Zealand Banking Group Ltd.	02/23/17	9,554		9,670		116
1,317,290	JPY	Citibank NA	02/23/17	11,367		11,673		306
682,943	JPY	HSBC Bank NA	02/23/17	6,195		6,051		(144)
159,340	JPY	Standard Chartered Bank	02/23/17	1,402		1,412		10
804,943	JPY	State Street Corp.	02/23/17	6,948		7,133		185

102,553	SEK	Merrill Lynch International	02/23/17	11,183		11,734		551

23,143	SGD	Societe Generale	02/23/17	16,257		16,424		167

				$380,780		$385,832		$5,052

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
4,624	AUD	TD Bank Financial Group	02/23/17	$3,440		$3,505		$(65)

14,000	CAD	State Street Corp.	02/23/17	10,468		10,760		(292)

4,346	EUR	Australia & New Zealand Banking Group Ltd.	02/23/17	4,642		4,694		(52)
2,054	EUR	Citibank NA	02/23/17	2,185		2,219		(34)
9,714	EUR	Merrill Lynch International	02/23/17	10,341		10,493		(152)
2,339	EUR	National Australia Bank	02/23/17	2,444		2,527		(83)
6,985	EUR	Societe Generale	02/23/17	7,345		7,546		(201)
161,389	EUR	Standard Chartered Bank	02/23/17	172,591		174,344		(1,753)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
18,179	EUR	TD Bank Financial Group	02/23/17	$19,264	$19,639	$(375)

5,840	GBP	BNP Paribas	02/23/17	7,303	7,349	(46)
16,240	GBP	Goldman Sachs International	02/23/17	20,052	20,437	(385)
3,905	GBP	HSBC Bank NA	02/23/17	4,872	4,915	(43)
1,916	GBP	State Street Corp.	02/23/17	2,393	2,411	(18)
5,056	GBP	TD Bank Financial Group	02/23/17	6,247	6,362	(115)

509,361	JPY	Australia & New Zealand Banking Group Ltd.	02/23/17	4,493	4,514	(21)
2,376,531	JPY	Goldman Sachs International	02/23/17	20,469	21,058	(589)
482,531	JPY	HSBC Bank NA	02/23/17	4,378	4,276	102
568,096	JPY	National Australia Bank	02/23/17	5,136	5,034	102
473,943	JPY	Standard Chartered Bank	02/23/17	4,302	4,199	103
388,183	JPY	State Street Corp.	02/23/17	3,450	3,440	10

40,565	NOK	Merrill Lynch International	02/23/17	4,771	4,919	(148)

4,301	SGD	Australia & New Zealand Banking Group Ltd.	02/23/17	3,037	3,053	(16)
2,947	SGD	HSBC Bank NA	02/23/17	2,064	2,091	(27)
10,316	SGD	National Australia Bank	02/23/17	7,217	7,321	(104)
3,646	SGD	Societe Generale	02/23/17	2,568	2,587	(19)

				$335,472	$339,693	$(4,221)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2017 of the currency being sold, and the value at January 31, 2017 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TOPIX	—	Tokyo Stock Price Index

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,453
Aggregate gross unrealized depreciation	(62,967)

Net unrealized appreciation/depreciation	$17,486

Federal income tax cost of investments	$996,655

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$37,559	$—	$37,559
Austria	—	6,068	—	6,068
Belgium	—	21,401	—	21,401
Canada	11,380	—	—	11,380
Chile	5,626	—	—	5,626
China	—	9,254	—	9,254
Finland	—	13,842	—	13,842
France	—	161,441	—	161,441
Germany	—	84,443	—	84,443
Hong Kong	—	13,479	—	13,479
Ireland	6,739	—	—	6,739
Israel	12,868	—	—	12,868
Italy	—	31,076	—	31,076
Japan	—	234,765	—	234,765
Luxembourg	—	10,550	—	10,550
Netherlands	—	82,352	—	82,352
Norway	—	14,966	—	14,966
Singapore	—	13,064	—	13,064
South Korea	—	10,409	—	10,409
Spain	—	14,231	—	14,231
Sweden	—	18,559	—	18,559
Switzerland	—	47,700	—	47,700
United Kingdom	6,938	111,246	—	118,184
United States	—	11,765	—	11,765

Total Common Stocks	43,551	948,170	—	991,721

Short-Term Investment
Investment Company	22,420	—	—	22,420

Total Investments in Securities	$65,971	$948,170	$—	$1,014,141

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,552	$—	$5,552
Futures Contracts	—	2	—	2

Total Appreciation in Other Financial Instruments	$—	$5,554	$—	$5,554

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,721)	$—	$(4,721)
Futures Contracts	—	(38)	—	(38)

Total Depreciation in Other Financial Instruments	$—	$(4,759)	$—	$(4,759)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $13,046,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.6%
	Australia — 3.5%
457	Goodman Group	2,402

	Finland — 4.4%
242	Outokumpu OYJ (a)	2,163
37	UPM-Kymmene OYJ	832

		2,995

	France — 9.9%
12	Capgemini SA	994
416	Natixis SA	2,466
37	Renault SA	3,326

		6,786

	Germany — 13.8%
36	Brenntag AG	2,096
55	Daimler AG	4,101
26	Deutsche Boerse AG (a)	2,416
9	HeidelbergCement AG	863

		9,476

	Japan — 41.3%
29	Daikin Industries Ltd.	2,889
37	Dentsu, Inc.	1,687
85	DMG Mori Co. Ltd.	1,166
76	Japan Airlines Co. Ltd.	2,430
37	Mabuchi Motor Co. Ltd.	1,892
144	Mitsubishi Corp.	3,248
76	Mitsui Fudosan Co. Ltd.	1,755
71	NGK Spark Plug Co. Ltd.	1,590
47	NH Foods Ltd.	1,279
21	Otsuka Corp.	1,060
45	Sompo Holdings, Inc.	1,640
210	Sumitomo Electric Industries Ltd.	3,053
7	Suzuken Co. Ltd.	224
72	Suzuki Motor Corp.	2,786
78	Yamato Holdings Co. Ltd.	1,562

		28,261

	Netherlands — 6.2%
73	ASR Nederland NV (a)	1,995
63	NN Group NV	2,247

		4,242

	South Korea — 3.4%
1	Samsung Electronics Co. Ltd.	2,294

	Spain — 4.5%
2,920	Bankia SA	3,087

	United Kingdom — 6.6%
210	Barratt Developments plc	1,266
335	Standard Chartered plc (a)	3,278

		4,544

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 93.6% (Cost $54,105)	64,087
	Other Assets in Excess of Liabilities — 6.4%	4,377

	NET ASSETS — 100.0%	$68,464

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	15.9%
Banks	13.8
Insurance	9.2
Trading Companies & Distributors	8.3
Auto Components	7.2
Building Products	4.5
Airlines	3.8
Capital Markets	3.8
Equity Real Estate Investment Trusts (REITs)	3.7
Technology Hardware, Storage & Peripherals	3.6
Metals & Mining	3.4
IT Services	3.2
Electrical Equipment	3.0
Real Estate Management & Development	2.7
Media	2.6
Air Freight & Logistics	2.4
Food Products	2.0
Household Durables	2.0
Machinery	1.8
Construction Materials	1.3
Paper & Forest Products	1.3
Others (each less than 1.0%)	0.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	TOPIX Index	03/09/17	JPY	$671	$(4)
28	Euro STOXX 50 Index	03/17/17	EUR	981	(4)
10	FTSE 100 Index	03/17/17	GBP	890	1

					$(7)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
(a)	—	Non-income producing security.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,743
Aggregate gross unrealized depreciation	(761)

Net unrealized appreciation/depreciation	$9,982

Federal income tax cost of investments	$54,105

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$64,087	$—	$64,087

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1	$—	$1

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(8)	$—	$(8)

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.9%
	Belgium — 1.5%
182	KBC Group NV	11,824

	Denmark — 3.1%
224	H Lundbeck A/S (a)	9,633
72	Pandora A/S	9,399
70	Vestas Wind Systems A/S	4,875

		23,907

	Finland — 0.8%
269	UPM-Kymmene OYJ	6,090

	France — 18.0%
576	AXA SA	14,164
290	BNP Paribas SA	18,576
55	Kering	13,158
691	Orange SA	10,734
108	Renault SA	9,739
189	Sanofi	15,170
316	Societe Generale SA	15,461
61	Sodexo SA	6,776
413	TOTAL SA	20,881
215	Valeo SA	13,171

		137,830

	Germany — 9.7%
111	Allianz SE	18,816
157	Covestro AG, Reg. S (e)	11,847
159	Evonik Industries AG	5,155
58	HeidelbergCement AG	5,637
45	HOCHTIEF AG	6,384
154	Siemens AG (a)	19,881
56	Wacker Chemie AG	6,734

		74,454

	Ireland — 1.5%
445	Smurfit Kappa Group plc	11,722

	Italy — 5.1%
1,543	Enav SpA, Reg. S (a) (e)	5,406
3,179	Enel SpA	13,291
206	Ferrari NV	12,847
276	Prysmian SpA	7,176

		38,720

	Luxembourg — 1.9%
164	APERAM SA	7,744
821	ArcelorMittal (a)	6,401

		14,145

	Netherlands — 5.0%
1,217	ING Groep NV	17,481

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — continued
231	NN Group NV	8,193
215	Randstad Holding NV	12,488

		38,162

	Norway — 4.9%
417	Aker BP ASA	7,589
105	Leroy Seafood Group ASA	5,849
627	Marine Harvest ASA (a)	11,063
2,297	Norsk Hydro ASA	13,105

		37,606

	Spain — 3.4%
2,146	Banco Santander SA	11,988
649	Gamesa Corp. Tecnologica SA	13,640

		25,628

	Sweden — 3.3%
386	Boliden AB	11,254
531	Electrolux AB, Series B	14,108

		25,362

	Switzerland — 15.9%
21	Actelion Ltd. (a)	5,476
168	Adecco Group AG	12,039
164	Cie Financiere Richemont SA	12,741
5,859	Glencore plc (a)	24,267
433	Logitech International SA	12,405
39	Lonza Group AG (a)	7,235
153	Nestle SA	11,189
1,771	STMicroelectronics NV	23,373
18	Swiss Life Holding AG (a)	5,605
435	UBS Group AG	7,070

		121,400

	United Kingdom — 18.8%
448	Ashtead Group plc	9,083
689	Auto Trader Group plc, Reg. S (e)	3,482
177	British American Tobacco plc	10,907
2,736	Centrica plc	7,747
170	Dialog Semiconductor plc (a)	7,903
1,725	GKN plc	7,478
1,654	HSBC Holdings plc	14,114
1,477	Legal & General Group plc	4,381
13,074	Lloyds Banking Group plc	10,723
379	Persimmon plc	9,225
357	Rio Tinto plc	15,799
927	Tate & Lyle plc	7,838
3,568	Taylor Wimpey plc	7,533
314	TechnipFMC plc (a)	10,284

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
3,020	Tesco plc (a)	7,420
446	WPP plc	10,383

		144,300

	Total Common Stocks (Cost $662,441)	711,150

Preferred Stock — 1.5%
	Germany — 1.5%
76	Volkswagen AG (Preference) (Cost $11,109)	11,945

Short-Term Investment — 3.8%
	Investment Company — 3.8%
28,729	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $28,729)	28,729

	Total Investments — 98.2% (Cost $702,279)	751,824
	Other Assets in Excess of Liabilities — 1.8%	13,929

	NET ASSETS — 100.0%	$765,753

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	13.3%
Metals & Mining	10.5
Insurance	6.8
Food Products	4.8
Textiles, Apparel & Luxury Goods	4.7
Automobiles	4.6
Semiconductors & Semiconductor Equipment	4.2
Household Durables	4.1
Oil, Gas & Consumable Fuels	3.8
Electrical Equipment	3.4
Pharmaceuticals	3.3
Professional Services	3.3
Chemicals	3.2
Auto Components	2.7
Industrial Conglomerates	2.6
Electric Utilities	1.8
Technology Hardware, Storage & Peripherals	1.7
Containers & Packaging	1.6
Tobacco	1.5
Diversified Telecommunication Services	1.4
Media	1.4
Energy Equipment & Services	1.4
Trading Companies & Distributors	1.2
Multi-Utilities	1.0
Food & Staples Retailing	1.0
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	5.9
Short-Term Investment	3.8

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
399	Euro STOXX 50 Index	03/17/17	EUR	$13,988	$(177)
63	FTSE 100 Index	03/17/17	GBP	5,605	(58)

					$(235)

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities

Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$66,208
Aggregate gross unrealized depreciation	(16,663)

Net unrealized appreciation/depreciation	$49,545

Federal income tax cost of investments	$702,279

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Belgium	$—	$11,824	$—	$11,824
Denmark	—	23,907	—	23,907
Finland	—	6,090	—	6,090
France	—	137,830	—	137,830
Germany	—	74,454	—	74,454
Ireland	11,722	—	—	11,722
Italy	—	38,720	—	38,720
Luxembourg	—	14,145	—	14,145
Netherlands	—	38,162	—	38,162
Norway	—	37,606	—	37,606
Spain	—	25,628	—	25,628
Sweden	—	25,362	—	25,362
Switzerland	—	121,400	—	121,400
United Kingdom	10,284	134,016	—	144,300

Total Common Stocks	22,006	689,144	—	711,150

Preferred Stocks
Germany	—	11,945	—	11,945
Short-Term Investment
Investment Company	28,729	—	—	28,729

Total Investments in Securities	$50,735	$701,089	$—	$751,824

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(235)	$—	$(235)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $6,265,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Australia — 6.5%
941	Australia & New Zealand Banking Group Ltd.	20,898
1,183	Bendigo & Adelaide Bank Ltd.	11,267
1,580	BHP Billiton Ltd.	32,048
1,177	Challenger Ltd.	9,853
313	Flight Centre Travel Group Ltd.	7,116
2,109	Fortescue Metals Group Ltd.	10,674
2,615	GPT Group (The)	9,285
2,799	Harvey Norman Holdings Ltd.	10,616
985	LendLease Group	10,536
180	Macquarie Group Ltd.	11,569
4,945	South32 Ltd.	10,349
1,036	Westpac Banking Corp.	24,942
544	Woodside Petroleum Ltd.	13,052

		182,205

	Austria — 0.3%
241	Erste Group Bank AG (a)	7,333

	Belgium — 0.7%
332	bpost SA	8,034
162	KBC Group NV	10,506

		18,540

	China — 0.6%
11,797	China Construction Bank Corp., Class H	8,746
2,954	China Overseas Land & Investment Ltd.	8,675

		17,421

	Denmark — 2.2%
447	Danske Bank A/S	14,901
599	Novo Nordisk A/S, Class B	21,652
59	Pandora A/S	7,718
1,826	TDC A/S (a)	9,624
107	Vestas Wind Systems A/S	7,530

		61,425

	Finland — 0.4%
436	UPM-Kymmene OYJ	9,899

	France — 9.9%
107	Arkema SA	10,552
710	AXA SA	17,462
354	BNP Paribas SA	22,634
109	Capgemini SA	8,870
227	Faurecia	9,884
1,767	Natixis SA	10,472
163	Nexans SA (a)	9,443
912	Orange SA	14,152
553	Peugeot SA (a)	10,292

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
107	Renault SA	9,624
356	Sanofi	28,586
247	Schneider Electric SE	17,690
355	Societe Generale SA	17,351
85	Sodexo SA	9,444
87	Teleperformance	9,273
106	Thales SA	9,971
666	TOTAL SA	33,705
200	Valeo SA	12,204
220	Vinci SA	15,436

		277,045

	Germany — 6.6%
147	Allianz SE	25,067
222	Bayer AG	24,676
133	Bayerische Motoren Werke AG	12,135
139	Covestro AG, Reg. S (e)	10,444
280	Evonik Industries AG	9,089
181	Freenet AG	5,439
171	Fresenius SE & Co. KGaA	13,522
91	Hannover Rueck SE	9,994
117	HeidelbergCement AG	11,276
532	Infineon Technologies AG	9,796
97	Merck KGaA	10,750
159	OSRAM Licht AG	9,236
241	Siemens AG (a)	31,133

		182,557

	Hong Kong — 2.8%
2,956	BOC Hong Kong Holdings Ltd.	11,818
1,453	Cheung Kong Property Holdings Ltd.	9,547
1,090	CK Hutchison Holdings Ltd.	13,058
7,884	New World Development Co. Ltd.	9,096
2,121	Sands China Ltd.	9,331
1,143	Wharf Holdings Ltd. (The)	8,571
1,304	Wheelock & Co. Ltd.	7,926
10,528	Xinyi Glass Holdings Ltd. (a)	9,470

		78,817

	India — 0.3%
137	HDFC Bank Ltd., ADR	9,451

	Indonesia — 0.4%
339	Telekomunikasi Indonesia Persero Tbk. PT, ADR	9,966

	Italy — 1.6%
3,392	Enel SpA	14,179
4,671	Intesa Sanpaolo SpA	10,972

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Italy — continued
1,214	Mediobanca SpA	10,449
349	Prysmian SpA	9,081

		44,681

	Japan — 24.4%
754	Amada Holdings Co. Ltd.	8,860
1,525	Asahi Glass Co. Ltd.	11,330
934	Astellas Pharma, Inc.	12,535
353	Bandai Namco Holdings, Inc.	9,730
329	Bridgestone Corp.	12,048
72	Central Japan Railway Co.	11,586
2,033	Concordia Financial Group Ltd.	10,724
99	Daikin Industries Ltd.	9,787
148	FamilyMart UNY Holdings Co. Ltd.	9,371
1,945	Fuji Electric Co. Ltd.	11,523
285	Fuji Heavy Industries Ltd.	11,421
109	Hikari Tsushin, Inc.	9,915
398	Hitachi Chemical Co. Ltd.	11,291
2,189	Hitachi Ltd.	12,533
836	Hitachi Metals Ltd.	11,585
617	Honda Motor Co. Ltd.	18,358
268	Hoya Corp.	11,686
326	Idemitsu Kosan Co. Ltd.	10,093
909	ITOCHU Corp.	12,528
628	KDDI Corp.	16,871
209	Koito Manufacturing Co. Ltd.	11,071
730	Kuraray Co. Ltd.	11,564
350	LIXIL Group Corp.	8,181
196	Matsumotokiyoshi Holdings Co. Ltd.	9,720
659	Mazda Motor Corp.	9,702
643	Mitsubishi Corp.	14,514
880	Mitsubishi Electric Corp.	13,397
4,248	Mitsubishi UFJ Financial Group, Inc.	27,202
1,954	Mitsubishi UFJ Lease & Finance Co. Ltd.	10,415
465	Mitsui Fudosan Co. Ltd.	10,736
314	NH Foods Ltd.	8,546
324	Nippon Telegraph & Telephone Corp.	14,329
62	Nitori Holdings Co. Ltd.	6,915
110	Nitto Denko Corp.	8,672
548	NTT DOCOMO, Inc.	13,110
1,008	Obayashi Corp.	9,602
766	ORIX Corp.	11,557
244	Otsuka Holdings Co. Ltd.	11,245
110	Pola Orbis Holdings, Inc.	10,403
151	SCREEN Holdings Co. Ltd.	9,425

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
618	Sekisui Chemical Co. Ltd.	10,089
180	Shin-Etsu Chemical Co. Ltd.	15,520
222	Shionogi & Co. Ltd.	10,682
241	SoftBank Group Corp.	18,551
354	Sompo Holdings, Inc.	12,833
479	Sony Corp.	14,497
2,086	Sumitomo Chemical Co. Ltd.	11,114
695	Sumitomo Electric Industries Ltd.	10,110
1,764	Sumitomo Heavy Industries Ltd.	12,128
485	Sumitomo Mitsui Financial Group, Inc.	19,031
265	Sumitomo Mitsui Trust Holdings, Inc.	9,874
689	T&D Holdings, Inc.	10,207
2,285	Taiheiyo Cement Corp.	7,984
1,185	Taisei Corp.	8,418
118	Tokyo Electron Ltd.	12,244
813	Tokyo Tatemono Co. Ltd.	10,771
344	Toyota Motor Corp.	19,993

		678,127

	Luxembourg — 0.7%
222	APERAM SA	10,479
1,041	ArcelorMittal (a)	8,114

		18,593

	Netherlands — 4.0%
1,443	Aegon NV	7,846
1,514	ING Groep NV	21,748
597	Koninklijke Ahold Delhaize NV (a)	12,726
305	NN Group NV	10,798
2,093	Royal Dutch Shell plc, Class B	59,114

		112,232

	Norway — 1.1%
753	DNB ASA	12,568
1,891	Norsk Hydro ASA	10,790
529	Telenor ASA	8,387

		31,745

	Portugal — 0.3%
3,095	EDP - Energias de Portugal SA	9,000

	Singapore — 0.6%
800	DBS Group Holdings Ltd.	10,821
213	Jardine Cycle & Carriage Ltd.	6,249

		17,070

	South Africa — 0.3%
1,878	Steinhoff International Holdings NV (a)	9,035

	South Korea — 0.2%
117	POSCO, ADR	6,775

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 2.9%
348	ACS Actividades de Construccion y Servicios SA	10,717
240	Amadeus IT Group SA	11,121
4,018	Banco Santander SA	22,450
463	Gas Natural SDG SA	8,922
2,163	Iberdrola SA (a)	13,664
890	Repsol SA	13,189

		80,063

	Sweden — 2.4%
380	Atlas Copco AB, Class A	12,183
384	Boliden AB	11,203
637	Castellum AB	8,774
417	Skanska AB, Class B	10,204
519	Swedbank AB, Class A	13,120
538	Trelleborg AB, Class B	11,152

		66,636

	Switzerland — 10.0%
618	ABB Ltd. (a)	14,725
154	Adecco Group AG	11,037
181	Cie Financiere Richemont SA	14,123
307	Coca-Cola HBC AG (a)	7,011
11	Georg Fischer AG	8,906
4,147	Glencore plc (a)	17,177
274	Logitech International SA	7,844
50	Lonza Group AG (a)	9,222
556	Nestle SA	40,710
351	Novartis AG	25,925
197	Roche Holding AG	46,645
53	Schindler Holding AG	10,100
2	Sika AG	10,652
36	Swiss Life Holding AG (a)	11,037
145	Swiss Re AG	13,523
1,262	UBS Group AG	20,508
135	Wolseley plc	8,373

		277,518

	Taiwan — 0.4%
355	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,968

	United Kingdom — 17.7%
1,182	3i Group plc	10,442
657	Anglo American plc (a)	11,327
1,677	Aviva plc	10,095
1,702	Barratt Developments plc	10,262

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
2,675	Booker Group plc	6,870
5,227	BP plc	31,216
616	British American Tobacco plc	38,005
3,065	BT Group plc	11,756
535	Burberry Group plc	11,056
440	Carillion plc	1,197
2,942	Centrica plc	8,327
107	DCC plc	8,667
673	Diageo plc	18,684
207	Dialog Semiconductor plc (a)	9,624
498	GlaxoSmithKline plc	9,629
4,656	HSBC Holdings plc	39,720
400	Imperial Brands plc	18,510
1,036	John Wood Group plc	10,964
18,088	Lloyds Banking Group plc	14,836
421	Persimmon plc	10,249
1,024	Prudential plc	19,845
246	Reckitt Benckiser Group plc	21,150
597	RELX NV	10,081
665	Rio Tinto plc	29,467
264	Schroders plc	9,808
1,214	Segro plc	7,055
701	Subsea 7 SA (a)	9,542
292	TechnipFMC plc (a)	9,583
4,006	Tesco plc (a)	9,840
993	UBM plc	8,823
798	Unilever NV, CVA	32,366
7,780	Vodafone Group plc	19,057
623	WPP plc	14,507

		492,560

	United States — 1.0%
197	Carnival plc	10,513
318	Shire plc	17,729

		28,242

	Total Common Stocks (Cost $2,647,244)	2,737,904

Preferred Stock — 0.5%
	Germany — 0.5%
112	Henkel AG & Co. KGaA (Preference) (Cost $12,021)	13,703

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Spain — 0.0% (g)
354	ACS Actividades de Construccion y Servicios SA, expiring 02/03/17 (a) (Cost $163)	159

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
25,134	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $25,134)	25,134

	Total Investments — 99.7% (Cost $2,684,562)	2,776,900
	Other Assets in Excess of Liabilities — 0.3%	7,098

	NET ASSETS — 100.0%	$2,783,998

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	14.2%
Pharmaceuticals	7.3
Metals & Mining	6.1
Oil, Gas & Consumable Fuels	5.8
Insurance	5.4
Chemicals	3.6
Electrical Equipment	3.3
Automobiles	3.3
Real Estate Management & Development	3.0
Wireless Telecommunication Services	2.6
Diversified Telecommunication Services	2.5
Auto Components	2.3
Machinery	2.3
Tobacco	2.0
Construction & Engineering	2.0
Household Durables	1.9
Industrial Conglomerates	1.9
Capital Markets	1.9
Semiconductors & Semiconductor Equipment	1.9
Food Products	1.8
Food & Staples Retailing	1.7
Personal Products	1.5
Electric Utilities	1.3
Hotels, Restaurants & Leisure	1.3
Trading Companies & Distributors	1.3
Household Products	1.3
Textiles, Apparel & Luxury Goods	1.2
Diversified Financial Services	1.1
Professional Services	1.1
Energy Equipment & Services	1.1
Building Products	1.1
Others (each less than 1.0%)	10.0
Short-Term Investment	0.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,410
Aggregate gross unrealized depreciation	(132,072)

Net unrealized appreciation/depreciation	$92,338

Federal income tax cost of investments	$2,684,562

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$182,205	$—	$182,205
Austria	—	7,333	—	7,333
Belgium	—	18,540	—	18,540
China	—	17,421	—	17,421
Denmark	—	61,425	—	61,425
Finland	—	9,899	—	9,899
France	—	277,045	—	277,045
Germany	—	182,557	—	182,557
Hong Kong	—	78,817	—	78,817
India	9,451	—	—	9,451
Indonesia	9,966	—	—	9,966
Italy	—	44,681	—	44,681
Japan	—	678,127	—	678,127
Luxembourg	—	18,593	—	18,593
Netherlands	—	112,232	—	112,232
Norway	—	31,745	—	31,745
Portugal	—	9,000	—	9,000

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Singapore	$—	$17,070	$—	$17,070
South Africa	—	9,035	—	9,035
South Korea	6,775	—	—	6,775
Spain	311	79,752	—	80,063
Sweden	—	66,636	—	66,636
Switzerland	—	277,518	—	277,518
Taiwan	10,968	—	—	10,968
United Kingdom	9,583	482,977	—	492,560
United States	—	28,242	—	28,242

Total Common Stocks	47,054	2,690,850	—	2,737,904

Preferred Stocks
Germany	—	13,703	—	13,703
Right
Spain	159	—	—	159
Short-Term Investment
Investment Company	25,134	—	—	25,134

Total Investments in Securities	$72,347	$2,704,553	$—	$2,776,900

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.6%
	Argentina — 3.5%
3	MercadoLibre, Inc.	596
21	Pampa Energia SA, ADR (a)	975

		1,571

	Brazil — 52.5%
122	Ambev SA, ADR	656
27	Arezzo Industria e Comercio SA	248
280	Banco Bradesco SA, ADR (a)	2,888
1	BB Seguridade Participacoes SA	6
188	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (a)	1,104
180	CCR SA	884
42	CVC Brasil Operadora e Agencia de Viagens SA	350
83	Engie Brasil Energia SA	944
92	Ez Tec Empreendimentos e Participacoes SA	535
128	Fleury SA	1,538
77	Gerdau SA, ADR	293
24	Iguatemi Empresa de Shopping Centers SA	226
75	Iochpe Maxion SA	309
256	Itau Unibanco Holding SA, ADR	3,017
240	Kroton Educacional SA	1,028
72	Linx SA	415
57	Localiza Rent a Car SA	669
189	Lojas Renner SA	1,434
15	M Dias Branco SA (a)	594
16	Ouro Fino Saude Animal Participacoes SA	142
190	Petroleo Brasileiro SA (Preference), ADR (a)	1,807
77	Raia Drogasil SA (a)	1,593
107	Transmissora Alianca de Energia Eletrica SA	732
32	Ultrapar Participacoes SA	666
63	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	478
210	WEG SA	1,062
22	Wilson Sons Ltd., BDR	216

		23,834

	Chile — 1.3%
70	SACI Falabella	570

	Luxembourg — 0.5%
10	Ternium SA, ADR	238

SHARES	SECURITY DESCRIPTION	VALUE($)
	Mexico — 21.5%
329	Alfa SAB de CV, Class A	427
61	Alsea SAB de CV	177
197	Bolsa Mexicana de Valores SAB de CV	269
306	Corp. Inmobiliaria Vesta SAB de CV	337
17	Fomento Economico Mexicano SAB de CV, ADR	1,300
519	Gentera SAB de CV	758
56	Gruma SAB de CV, Class B	747
87	Grupo Aeroportuario del Centro Norte SAB de CV	369
111	Grupo Aeroportuario del Pacifico SAB de CV, Class B	857
7	Grupo Aeroportuario del Sureste SAB de CV, ADR	953
177	Grupo Financiero Banorte SAB de CV, Class O	848
154	Infraestructura Energetica Nova SAB de CV	679
258	Kimberly-Clark de Mexico SAB de CV, Class A	463
104	Organizacion Soriana SAB de CV, Class B (a)	220
75	Promotora y Operadora de Infraestructura SAB de CV (a)	655
157	Qualitas Controladora SAB de CV	235
193	Unifin Financiera SAB de CV SOFOM ENR	459

		9,753

	Panama — 1.6%
8	Copa Holdings SA, Class A	733

	Peru — 5.2%
11	Credicorp Ltd.	1,868
16	Intercorp Financial Services, Inc., Reg. S	515

		2,383

	United States — 4.5%
18	FirstCash, Inc.	748
38	Globant SA (a)	1,274

		2,022

	Total Common Stocks (Cost $38,934)	41,104

Preferred Stocks — 10.2%
	Brazil — 10.2%
38	Cia Paranaense de Energia (Preference)	390
575	Itausa - Investimentos Itau SA (Preference)	1,694

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Brazil — continued
112	Suzano Papel e Celulose SA (Preference), Class A	475
214	Vale SA (Preference) (a)	2,072

	Total Preferred Stocks (Cost $4,261)	4,631

	Total Investments — 100.8% (Cost $43,195)	45,735
	Liabilities in Excess of Other Assets — (0.8)%	(377)

	NET ASSETS — 100.0%	$45,358

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	23.7%
Transportation Infrastructure	8.6
Metals & Mining	5.7
Oil, Gas & Consumable Fuels	5.4
Electric Utilities	4.6
Multiline Retail	4.4
Consumer Finance	4.3
Beverages	4.3
Food & Staples Retailing	4.0
Software	3.7
Health Care Providers & Services	3.4
Capital Markets	3.0
Machinery	3.0
Food Products	2.9
Diversified Consumer Services	2.2
Independent Power & Renewable Electricity Producers	2.1
Airlines	1.6
Gas Utilities	1.5
Road & Rail	1.5
Internet Software & Services	1.3
Real Estate Management & Development	1.2
Household Durables	1.2
Hotels, Restaurants & Leisure	1.2
Commercial Services & Supplies	1.0
Paper & Forest Products	1.0
Household Products	1.0
Others (each less than 1.0%)	2.2

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,075
Aggregate gross unrealized depreciation	(3,535)

Net unrealized appreciation/depreciation	$2,540

Federal income tax cost of investments	$43,195

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$45,735	$—	$—	$45,735

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 93.6%
Common Stocks — 77.2%
		Consumer Discretionary — 26.3%
		Auto Components — 0.1%
2		Delphi Automotive plc	143

		Hotels, Restaurants & Leisure — 6.7%
2		Hilton Worldwide Holdings, Inc.	121
138		MGM Resorts International (a)	3,961
61		Royal Caribbean Cruises Ltd.	5,684
3		Starbucks Corp.	156
55		Yum Brands, Inc.	3,586

			13,508

		Household Durables — 9.8%
6		DR Horton, Inc.	173
367		Newell Brands, Inc. (j)	17,385
105		PulteGroup, Inc.	2,257

			19,815

		Internet & Direct Marketing Retail — 0.1%
—	(h)	Amazon.com, Inc. (a)	125
2		TripAdvisor, Inc. (a)	125

			250

		Media — 9.1%
1		Charter Communications, Inc., Class A (a)	176
49		DISH Network Corp., Class A (a)	2,872
73		Time Warner, Inc.	7,065
266		Twenty-First Century Fox, Inc., Class B (j)	8,248
1		Walt Disney Co. (The)	143

			18,504

		Multiline Retail — 0.1%
2		Dollar General Corp.	142

		Specialty Retail — 0.3%
4		Best Buy Co., Inc.	168
1		Home Depot, Inc. (The)	146
2		Lowe’s Cos., Inc.	145
1		O’Reilly Automotive, Inc. (a)	132

			591

		Textiles, Apparel & Luxury Goods — 0.1%
3		NIKE, Inc., Class B	139

		Total Consumer Discretionary	53,092

		Consumer Staples — 4.8%
		Beverages — 3.2%
19		Anheuser-Busch InBev SA/NV, (Belgium), ADR	1,976
44		Brown-Forman Corp., Class B	2,022
23		PepsiCo, Inc.	2,376

			6,374

SHARES		SECURITY DESCRIPTION	VALUE($)
		Food & Staples Retailing — 0.1%
1		Costco Wholesale Corp.	142
4		Kroger Co. (The)	145

			287

		Food Products — 1.5%
76		Hormel Foods Corp.	2,753
2		Kraft Heinz Co. (The)	167
4		Mondelez International, Inc., Class A	159

			3,079

		Total Consumer Staples	9,740

		Energy — 1.0%
		Energy Equipment & Services — 0.1%
3		Halliburton Co.	161

		Oil, Gas & Consumable Fuels — 0.9%
2		Anadarko Petroleum Corp.	157
7		Cabot Oil & Gas Corp.	152
4		Cheniere Energy, Inc. (a)	171
1		Concho Resources, Inc. (a)	166
2		Diamondback Energy, Inc. (a)	164
2		EOG Resources, Inc.	156
2		EQT Corp.	112
6		Kinder Morgan, Inc.	145
1		Pioneer Natural Resources Co.	138
4		Range Resources Corp.	133
16		Southwestern Energy Co. (a)	142
3		TransCanada Corp., (Canada)	145

			1,781

		Total Energy	1,942

		Financials — 7.7%
		Banks — 0.9%
7		Bank of America Corp.	161
3		Citigroup, Inc.	149
2		First Republic Bank	144
59		KeyCorp (j)	1,068
3		Wells Fargo & Co.	145
4		Zions Bancorporation	157

			1,824

		Capital Markets — 2.3%
1		Ameriprise Financial, Inc.	157
3		Bank of New York Mellon Corp. (The)	131
—	(h)	BlackRock, Inc.	118
3		Charles Schwab Corp. (The)	141
17		Goldman Sachs Group, Inc. (The)	3,871
2		Intercontinental Exchange, Inc.	144

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Capital Markets — continued
3		Morgan Stanley	137

			4,699

		Consumer Finance — 2.1%
7		Ally Financial, Inc.	150
53		American Express Co.	4,033
2		Capital One Financial Corp.	139

			4,322

		Diversified Financial Services — 2.0%
—	(h)	Berkshire Hathaway, Inc., Class A (a)	3,936

		Insurance — 0.4%
2		Arthur J Gallagher & Co.	123
1		Chubb Ltd.	141
1		Everest Re Group Ltd.	142
3		Hartford Financial Services Group, Inc. (The)	142
3		MetLife, Inc.	142
3		XL Group Ltd., (Bermuda)	122

			812

		Total Financials	15,593

		Health Care — 8.9%
		Biotechnology — 0.3%
—	(h)	Biogen, Inc. (a)	133
1		Celgene Corp. (a)	137
1		Incyte Corp. (a)	158
2		Vertex Pharmaceuticals, Inc. (a)	131

			559

		Health Care Equipment & Supplies — 0.3%
3		Abbott Laboratories (j)	145
1		Becton Dickinson and Co.	128
6		Boston Scientific Corp. (a)	154
1		Zimmer Biomet Holdings, Inc.	159

			586

		Health Care Providers & Services — 3.1%
34		Anthem, Inc.	5,232
5		Humana, Inc.	1,000
1		McKesson Corp.	134

			6,366

		Life Sciences Tools & Services — 5.0%
3		Agilent Technologies, Inc.	157
1		Illumina, Inc. (a)	137
64		Thermo Fisher Scientific, Inc.	9,738

			10,032

		Pharmaceuticals — 0.2%
1		Allergan plc (a)	120

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — continued
3	Bristol-Myers Squibb Co.	132
2	Eli Lilly & Co.	144

		396

	Total Health Care	17,939

	Industrials — 12.8%
	Aerospace & Defense — 0.1%
1	Northrop Grumman Corp.	137

	Airlines — 0.1%
2	United Continental Holdings, Inc. (a)	160

	Building Products — 0.1%
1	Lennox International, Inc.	146
4	Masco Corp.	143

		289

	Commercial Services & Supplies — 0.1%
2	Waste Connections, Inc., (Canada)	139

	Electrical Equipment — 2.1%
20	Acuity Brands, Inc.	4,225
2	Eaton Corp. plc	147

		4,372

	Industrial Conglomerates — 0.1%
4	General Electric Co.	133
1	Honeywell International, Inc.	141

		274

	Machinery — 0.1%
2	PACCAR, Inc.	165

	Road & Rail — 10.0%
79	Canadian Pacific Railway Ltd., (Canada) (j)	11,953
123	CSX Corp.	5,727
2	Kansas City Southern	145
19	Norfolk Southern Corp.	2,254
2	Union Pacific Corp.	167

		20,246

	Trading Companies & Distributors — 0.1%
3	AerCap Holdings NV, (Ireland) (a)	143

	Total Industrials	25,925

	Information Technology — 10.7%
	Electronic Equipment, Instruments & Components — 0.1%
2	TE Connectivity Ltd.	154

	Internet Software & Services — 3.4%
8	Alphabet, Inc., Class A (a) (j)	6,812

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	IT Services — 6.4%
63	Fidelity National Information Services, Inc.	4,988
24	Fiserv, Inc. (a) (j)	2,605
24	Mastercard, Inc., Class A (j)	2,564
32	Visa, Inc., Class A (j)	2,622
1	WEX, Inc. (a)	163

		12,942

	Semiconductors & Semiconductor Equipment — 0.5%
2	Analog Devices, Inc.	169
1	Broadcom Ltd.	183
5	Micron Technology, Inc. (a)	130
12	ON Semiconductor Corp. (a)	165
2	QUALCOMM, Inc.	115
2	Skyworks Solutions, Inc.	173
2	Texas Instruments, Inc. (j)	144

		1,079

	Software — 0.2%
1	Adobe Systems, Inc. (a)	148
4	Mobileye NV (a)	166
2	Workday, Inc., Class A (a)	159

		473

	Technology Hardware, Storage & Peripherals — 0.1%
9	HP, Inc.	142

	Total Information Technology	21,602

	Materials — 4.1%
	Chemicals — 1.4%
2	Eastman Chemical Co.	141
18	Ecolab, Inc. (j)	2,162
2	EI du Pont de Nemours & Co.	145
5	Mosaic Co. (The)	165
6	Olin Corp.	161

		2,774

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	148

	Containers & Packaging — 2.6%
96	Berry Plastics Group, Inc. (a) (j)	4,918
3	Crown Holdings, Inc. (a)	141
3	Sealed Air Corp.	145
3	WestRock Co.	164

		5,368

	Metals & Mining — 0.0% (g)
6	TimkenSteel Corp. (a)	109

	Total Materials	8,399

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
1	AvalonBay Communities, Inc.	136
5	HCP, Inc.	137
5	Kimco Realty Corp.	136
5	Omega Healthcare Investors, Inc.	159
1	SL Green Realty Corp.	139
6	STORE Capital Corp.	132

	Total Real Estate	839

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1	SBA Communications Corp. (a)	123

	Utilities — 0.4%
	Electric Utilities — 0.3%
2	Edison International	144
1	NextEra Energy, Inc.	147
2	PG&E Corp.	143
2	Pinnacle West Capital Corp.	140

		574

	Multi-Utilities — 0.1%
2	Ameren Corp.	122
5	NiSource, Inc.	122

		244

	Total Utilities	818

	Total Common Stocks (Cost $143,258)	156,012

NUMBER OF CONTRACTS
Options Purchased — 0.1%
	Call Options Purchased: — 0.1%
620	Newell Brands, Inc., expiring 01/19/18 at $50.00, American Style (Cost $226)	220

SHARES
Short-Term Investment — 16.3%
	Investment Company — 16.3%
32,855	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $32,855)	32,855

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
		Total Investments — 93.6% (Cost $176,339)	189,087
		Other Assets in Excess of Liabilities — 6.4%	12,967

		NET ASSETS — 100.0%	$202,054

Short Positions — 27.1%
Common Stocks — 27.1%
		Consumer Discretionary — 9.1%
		Auto Components — 0.1%
1		Autoliv, Inc., (Sweden)	165

		Distributors — 1.6%
104		LKQ Corp. (a)	3,329

		Hotels, Restaurants & Leisure — 0.2%
—	(h)	Chipotle Mexican Grill, Inc. (a)	150
2		Darden Restaurants, Inc.	165
2		Marriott International, Inc., Class A	166

			481

		Household Durables — 0.5%
21		Garmin Ltd.	1,002

		Leisure Products — 0.1%
1		Hasbro, Inc.	121

		Media — 4.9%
2		CBS Corp. (Non-Voting), Class B	143
6		Discovery Communications, Inc., Class A (a)	166
6		Interpublic Group of Cos., Inc. (The)	141
12		Omnicom Group, Inc.	1,068
2		Scripps Networks Interactive, Inc., Class A	145
263		Twenty-First Century Fox, Inc., Class A	8,264

			9,927

		Multiline Retail — 0.1%
2		Target Corp.	146

		Specialty Retail — 1.5%
3		Bed Bath & Beyond, Inc.	121
2		Ross Stores, Inc.	108
55		Sally Beauty Holdings, Inc. (a)	1,314
20		TJX Cos., Inc. (The)	1,532

			3,075

		Textiles, Apparel & Luxury Goods — 0.1%
2		Lululemon Athletica, Inc. (a)	160
4		Under Armour, Inc., Class A (a)	85

			245

		Total Consumer Discretionary	18,491

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 3.5%
	Beverages — 1.0%
21	Molson Coors Brewing Co., Class B	2,022

	Food & Staples Retailing — 0.2%
3	Sysco Corp.	153
2	Wal-Mart Stores, Inc.	138
5	Whole Foods Market, Inc.	159

		450

	Food Products — 2.1%
32	General Mills, Inc.	2,025
2	Hershey Co. (The)	163
28	Kellogg Co.	2,030

		4,218

	Household Products — 0.2%
3	Church & Dwight Co., Inc.	142
1	Clorox Co. (The)	158
2	Colgate-Palmolive Co.	136

		436

	Total Consumer Staples	7,126

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
2	Helmerich & Payne, Inc.	159
4	National Oilwell Varco, Inc.	157

		316

	Oil, Gas & Consumable Fuels — 1.2%
1	Chevron Corp.	154
1	Cimarex Energy Co.	156
26	Enbridge, Inc., (Canada)	1,105
2	Exxon Mobil Corp.	134
3	Hess Corp.	177
10	Marathon Oil Corp.	170
5	Murphy Oil Corp.	149
4	Noble Energy, Inc.	168
3	ONEOK, Inc.	154
3	Spectra Energy Corp.	138

		2,505

	Total Energy	2,821

	Financials — 3.3%
	Banks — 0.4%
6	Associated Banc-Corp	163
5	Fifth Third Bancorp	137
7	First Horizon National Corp.	140
7	People’s United Financial, Inc.	136
3	US Bancorp	166
3	Webster Financial Corp.	137

		879

	Capital Markets — 0.3%
1	CME Group, Inc.	146

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Capital Markets — continued
5	Federated Investors, Inc., Class B	130
3	Franklin Resources, Inc.	138
2	Nasdaq, Inc.	145

		559

	Diversified Financial Services — 1.9%
24	Berkshire Hathaway, Inc., Class B (a)	3,939

	Insurance — 0.7%
2	Aflac, Inc.	141
1	Aon plc	139
2	Axis Capital Holdings Ltd.	139
2	Principal Financial Group, Inc.	137
4	Progressive Corp. (The)	168
1	RenaissanceRe Holdings Ltd., (Bermuda)	141
2	Torchmark Corp.	139
1	Travelers Cos., Inc. (The)	141
3	WR Berkley Corp.	182

		1,327

	Total Financials	6,704

	Health Care — 1.3%
	Biotechnology — 0.1%
3	AbbVie, Inc.	155
1	Amgen, Inc.	161

		316

	Health Care Equipment & Supplies — 0.4%
3	Baxter International, Inc.	128
1	CR Bard, Inc.	167
2	Medtronic plc	126
1	Stryker Corp.	169
1	Varex Imaging Corp. (a)	21
2	Varian Medical Systems, Inc. (a)	141

		752

	Health Care Providers & Services — 0.1%
2	Cardinal Health, Inc.	141

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	160

	Life Sciences Tools & Services — 0.6%
40	VWR Corp. (a)	1,035
1	Waters Corp. (a)	123

		1,158

	Pharmaceuticals — 0.0% (g)
1	Johnson & Johnson	137

	Total Health Care	2,664

SHARES	SECURITY DESCRIPTION	VALUE($)
	Industrials — 2.1%
	Aerospace & Defense — 0.1%
1	Boeing Co. (The)	145
1	United Technologies Corp.	138

		283

	Air Freight & Logistics — 0.4%
2	CH Robinson Worldwide, Inc.	145
6	United Parcel Service, Inc., Class B	607

		752

	Airlines — 0.6%
24	Hawaiian Holdings, Inc. (a)	1,205

	Commercial Services & Supplies — 0.1%
2	Republic Services, Inc.	142
2	Waste Management, Inc.	160

		302

	Industrial Conglomerates — 0.1%
1	3M Co.	138

	Machinery — 0.5%
3	AGCO Corp.	168
4	Donaldson Co., Inc.	163
1	Illinois Tool Works, Inc.	146
8	Pentair plc, (United Kingdom)	493

		970

	Professional Services — 0.1%
1	Equifax, Inc.	137

	Road & Rail — 0.1%
2	JB Hunt Transport Services, Inc.	164

	Trading Companies & Distributors — 0.1%
4	Air Lease Corp.	145
3	Fastenal Co.	172

		317

	Total Industrials	4,268

	Information Technology — 1.8%
	Communications Equipment — 0.1%
5	Cisco Systems, Inc.	144
6	Juniper Networks, Inc.	150

		294

	Electronic Equipment, Instruments & Components — 0.1%
2	Amphenol Corp., Class A	160

	Internet Software & Services — 0.9%
59	eBay, Inc. (a)	1,885

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 0.3%
4	Intel Corp.	143
5	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	147
6	Versum Materials, Inc. (a)	179
3	Xilinx, Inc.	159

		628

	Software — 0.2%
2	Citrix Systems, Inc. (a)	162
2	salesforce.com, Inc. (a)	151

		313

	Technology Hardware, Storage & Peripherals — 0.2%
4	NetApp, Inc.	154
4	Seagate Technology plc	166

		320

	Total Information Technology	3,600

	Materials — 0.9%
	Chemicals — 0.3%
2	Agrium, Inc., (Canada)	162
1	Air Products & Chemicals, Inc.	156
2	LyondellBasell Industries NV, Class A	171
1	Praxair, Inc.	165

		654

	Containers & Packaging — 0.5%
2	AptarGroup, Inc.	140
3	Bemis Co., Inc.	138
3	Greif, Inc., Class A	158
3	International Paper Co.	170
2	Packaging Corp. of America	150
3	Sonoco Products Co.	144

		900

	Paper & Forest Products — 0.1%
4	Domtar Corp.	175

	Total Materials	1,729

	Real Estate — 3.1%
	Equity Real Estate Investment Trusts (REITs) — 3.1%
2	Crown Castle International Corp.	144
2	Digital Realty Trust, Inc.	167
1	Federal Realty Investment Trust	137
5	Healthcare Realty Trust, Inc.	139
5	Healthcare Trust of America, Inc., Class A	139
266	Host Hotels & Resorts, Inc.	4,802
1	Simon Property Group, Inc.	199

SHARES	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
4	UDR, Inc.	155
3	Ventas, Inc.	158
2	Welltower, Inc.	157

	Total Real Estate	6,197

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3	Verizon Communications, Inc.	131

	Utilities — 0.5%
	Electric Utilities — 0.3%
2	Duke Energy Corp.	143
2	Entergy Corp.	142
3	Eversource Energy	142
3	Southern Co. (The)	163

		590

	Multi-Utilities — 0.2%
2	Consolidated Edison, Inc.	163
2	Dominion Resources, Inc.	160

		323

	Total Utilities	913

	Total Securities Sold Short (Proceeds $52,035)	$54,644

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of the security is segregated as collateral for short sales. The total value of securities is 34,572.
(l)	—	The rate shown is the current yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,065
Aggregate gross unrealized depreciation	(317)

Net unrealized appreciation/depreciation	$12,748

Federal income tax cost of investments	$176,339

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$189,087	$—	$—	$189,087

Total Liabilities for Securities Sold Short (a)	$(54,644)	$—	$—	$(54,644)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

B. Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.1%
Common Stocks — 95.3%
	Consumer Discretionary — 16.3%
	Auto Components — 0.2%
7	Delphi Automotive plc	501

	Hotels, Restaurants & Leisure — 3.0%
8	Carnival Corp.	458
29	Royal Caribbean Cruises Ltd.	2,719
77	Starbucks Corp.	4,256
19	Yum Brands, Inc.	1,250

		8,683

	Household Durables — 0.8%
30	DR Horton, Inc.	907
29	MDC Holdings, Inc.	770
24	PulteGroup, Inc.	506
10	Toll Brothers, Inc. (a)	321

		2,504

	Internet & Direct Marketing Retail — 1.2%
4	Amazon.com, Inc. (a)	3,152
9	TripAdvisor, Inc. (a)	486

		3,638

	Media — 5.8%
6	Charter Communications, Inc., Class A (a)	2,058
37	Comcast Corp., Class A	2,777
22	DISH Network Corp., Class A (a)	1,309
366	Sirius XM Holdings, Inc.	1,728
112	Twenty-First Century Fox, Inc., Class B	3,472
48	Walt Disney Co. (The) (j)	5,364

		16,708

	Multiline Retail — 0.4%
11	Dollar General Corp.	805
10	Macy’s, Inc.	306

		1,111

	Specialty Retail — 4.9%
46	Best Buy Co., Inc. (j)	2,031
24	Home Depot, Inc. (The)	3,325
56	Lowe’s Cos., Inc.	4,101
8	O’Reilly Automotive, Inc. (a)	2,143
33	TJX Cos., Inc. (The)	2,494

		14,094

	Total Consumer Discretionary	47,239

	Consumer Staples — 8.7%
	Beverages — 3.0%
17	Constellation Brands, Inc., Class A	2,471
25	Molson Coors Brewing Co., Class B	2,451

SHARES	SECURITY DESCRIPTION	VALUE($)
	Beverages — continued
37	PepsiCo, Inc.	3,793

		8,715

	Food & Staples Retailing — 1.9%
16	Costco Wholesale Corp.	2,628
24	Kroger Co. (The)	798
25	Walgreens Boots Alliance, Inc.	2,010

		5,436

	Food Products — 1.8%
9	Kraft Heinz Co. (The)	817
67	Mondelez International, Inc., Class A	2,950
16	Post Holdings, Inc. (a)	1,364

		5,131

	Household Products — 0.1%
2	Kimberly-Clark Corp.	297

	Tobacco — 1.9%
52	Altria Group, Inc.	3,699
10	Philip Morris International, Inc.	960
15	Reynolds American, Inc.	895

		5,554

	Total Consumer Staples	25,133

	Energy — 5.9%
	Energy Equipment & Services — 0.2%
5	Schlumberger Ltd.	456

	Oil, Gas & Consumable Fuels — 5.7%
24	Anadarko Petroleum Corp.	1,684
15	Cabot Oil & Gas Corp.	324
13	Concho Resources, Inc. (a)	1,829
37	Diamondback Energy, Inc. (a)	3,876
27	EOG Resources, Inc.	2,703
28	Pioneer Natural Resources Co.	5,056
30	Southwestern Energy Co. (a)	272
15	TransCanada Corp., (Canada)	697

		16,441

	Total Energy	16,897

	Financials — 12.3%
	Banks — 3.4%
141	Bank of America Corp. (j)	3,185
27	Citigroup, Inc.	1,482
17	East West Bancorp, Inc.	889
84	KeyCorp	1,509
5	PNC Financial Services Group, Inc. (The)	578
56	Regions Financial Corp.	804

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
5	SunTrust Banks, Inc.	299
5	SVB Financial Group (a)	814
5	Wells Fargo & Co.	288

		9,848

	Capital Markets — 3.6%
6	Ameriprise Financial, Inc.	663
16	Bank of New York Mellon Corp. (The)	719
76	Charles Schwab Corp. (The)	3,136
2	Goldman Sachs Group, Inc. (The)	541
41	Intercontinental Exchange, Inc.	2,375
71	Morgan Stanley (j)	3,004

		10,438

	Insurance — 5.3%
16	American International Group, Inc.	1,059
47	Arthur J Gallagher & Co.	2,517
23	Chubb Ltd. (j)	3,045
60	Hartford Financial Services Group, Inc. (The)	2,911
23	Lincoln National Corp.	1,550
79	MetLife, Inc.	4,281

		15,363

	Total Financials	35,649

	Health Care — 7.5%
	Biotechnology — 2.0%
5	Alexion Pharmaceuticals, Inc. (a)	625
6	Biogen, Inc. (a)	1,751
3	BioMarin Pharmaceutical, Inc. (a)	305
13	Celgene Corp. (a) (j)	1,500
4	Incyte Corp. (a)	470
15	Vertex Pharmaceuticals, Inc. (a)	1,246

		5,897

	Health Care Equipment & Supplies — 0.4%
47	Boston Scientific Corp. (a)	1,135

	Health Care Providers & Services — 3.6%
8	Aetna, Inc. (j)	997
28	Humana, Inc.	5,476
24	UnitedHealth Group, Inc.	3,878

		10,351

	Pharmaceuticals — 1.5%
4	Allergan plc (a)	896
24	Bristol-Myers Squibb Co.	1,166
15	Eli Lilly & Co.	1,170

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — continued
30	Pfizer, Inc.	937

		4,169

	Total Health Care	21,552

	Industrials — 13.6%
	Aerospace & Defense — 1.5%
12	General Dynamics Corp.	2,247
7	Huntington Ingalls Industries, Inc.	1,292
12	Textron, Inc.	556
2	United Technologies Corp.	247

		4,342

	Air Freight & Logistics — 0.3%
4	FedEx Corp.	767

	Airlines — 1.4%
19	Alaska Air Group, Inc.	1,742
18	Delta Air Lines, Inc.	844
20	United Continental Holdings, Inc. (a)	1,427

		4,013

	Building Products — 0.5%
7	Allegion plc (j)	486
4	Lennox International, Inc.	680
10	Masco Corp.	335

		1,501

	Commercial Services & Supplies — 0.2%
9	Waste Management, Inc.	631

	Electrical Equipment — 1.3%
23	Eaton Corp. plc (j)	1,661
15	Rockwell Automation, Inc.	2,195

		3,856

	Industrial Conglomerates — 1.6%
40	Honeywell International, Inc.	4,707

	Machinery — 2.1%
16	Ingersoll-Rand plc	1,296
7	Snap-on, Inc.	1,298
27	Stanley Black & Decker, Inc. (j)	3,378

		5,972

	Road & Rail — 4.7%
30	Canadian Pacific Railway Ltd., (Canada) (j)	4,609
10	Norfolk Southern Corp.	1,167
73	Union Pacific Corp.	7,809

		13,585

	Total Industrials	39,374

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Information Technology — 16.5%
	Electronic Equipment, Instruments & Components — 0.8%
32	TE Connectivity Ltd.	2,375

	Internet Software & Services — 3.4%
9	Alphabet, Inc., Class C (a) (j)	7,563
17	Facebook, Inc., Class A (a)	2,190

		9,753

	IT Services — 3.9%
17	Accenture plc, Class A (j)	1,923
32	Fidelity National Information Services, Inc. (j)	2,545
61	First Data Corp., Class A (a)	933
7	Jack Henry & Associates, Inc.	639
17	Vantiv, Inc., Class A (a)	1,027
12	Visa, Inc., Class A	963
28	WEX, Inc. (a) (j)	3,199

		11,229

	Semiconductors & Semiconductor Equipment — 5.3%
44	Analog Devices, Inc.	3,281
33	Broadcom Ltd. (j)	6,527
14	Micron Technology, Inc. (a)	338
3	NVIDIA Corp.	324
45	ON Semiconductor Corp. (a)	595
58	Texas Instruments, Inc.	4,400

		15,465

	Software — 2.9%
28	Adobe Systems, Inc. (a) (j)	3,231
43	Microsoft Corp.	2,794
31	Mobileye NV (a)	1,352
14	Workday, Inc., Class A (a)	1,152

		8,529

	Technology Hardware, Storage & Peripherals — 0.2%
6	Western Digital Corp.	480

	Total Information Technology	47,831

	Materials — 6.1%
	Chemicals — 3.9%
37	Dow Chemical Co. (The)	2,210
57	Eastman Chemical Co.	4,453
25	EI du Pont de Nemours & Co.	1,864
27	Mosaic Co. (The)	843
26	Olin Corp.	686
20	Westlake Chemical Corp.	1,237

		11,293

SHARES	SECURITY DESCRIPTION	VALUE($)
	Containers & Packaging — 1.7%
38	Crown Holdings, Inc. (a)	2,045
16	Sealed Air Corp.	788
37	WestRock Co.	1,990

		4,823

	Metals & Mining — 0.5%
28	Alcoa Corp.	1,034
22	Freeport-McMoRan, Inc. (a)	368

		1,402

	Total Materials	17,518

	Real Estate — 1.6%
	Equity Real Estate Investment Trusts (REITs) — 1.6%
6	AvalonBay Communities, Inc.	1,117
34	Brandywine Realty Trust	552
31	Prologis, Inc.	1,525
9	SL Green Realty Corp.	987
17	STORE Capital Corp.	399

	Total Real Estate	4,580

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.5%
13	SBA Communications Corp. (a)	1,365

	Wireless Telecommunication Services — 0.4%
21	T-Mobile US, Inc. (a) (j)	1,303

	Total Telecommunication Services	2,668

	Utilities — 5.9%
	Electric Utilities — 3.6%
23	Edison International	1,641
18	NextEra Energy, Inc. (j)	2,244
51	PG&E Corp.	3,148
21	Pinnacle West Capital Corp.	1,622
40	Xcel Energy, Inc.	1,647

		10,302

	Multi-Utilities — 2.0%
55	Ameren Corp.	2,882
39	CMS Energy Corp. (j)	1,647
54	NiSource, Inc.	1,208

		5,737

	Water Utilities — 0.3%
13	American Water Works Co., Inc.	926

	Total Utilities	16,965

	Total Common Stocks (Cost $208,758)	275,406

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 3.8%
	Investment Company — 3.6%
10,476	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l)	10,476

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.2%
605	U.S. Treasury Bill, 0.482%, 03/30/17 (k) (n)	605

	Total Short-Term Investments (Cost $11,081)	11,081

	Total Investments — 99.1% (Cost $219,839)	286,487
	Other Assets in Excess of Liabilities — 0.9%	2,693

	NET ASSETS — 100.0%	$289,180

SHARES
Short Positions — 93.9%
Common Stocks — 93.9%
	Consumer Discretionary — 16.3%
	Auto Components — 0.2%
5	Autoliv, Inc., (Sweden)	631

	Automobiles — 0.6%
48	Ford Motor Co.	589
24	General Motors Co.	890
3	Harley-Davidson, Inc.	154

		1,633

	Hotels, Restaurants & Leisure — 3.3%
4	Aramark	149
9	Brinker International, Inc.	418
5	Cheesecake Factory, Inc. (The)	295
4	Chipotle Mexican Grill, Inc. (a)	1,601
7	Choice Hotels International, Inc.	411
17	Darden Restaurants, Inc.	1,273
12	Hyatt Hotels Corp., Class A (a)	656
12	Marriott International, Inc., Class A	1,054
30	McDonald’s Corp.	3,616

		9,473

	Household Durables — 0.2%
12	Garmin Ltd.	570

	Internet & Direct Marketing Retail — 1.9%
7	Expedia, Inc.	839
25	Netflix, Inc. (a)	3,578
1	Priceline Group, Inc. (The) (a)	945

		5,362

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 1.2%
17	Hasbro, Inc.	1,361
78	Mattel, Inc.	2,041

		3,402

	Media — 4.4%
6	AMC Networks, Inc., Class A (a)	370
27	Cinemark Holdings, Inc.	1,135
37	Discovery Communications, Inc., Class A (a)	1,045
87	Interpublic Group of Cos., Inc. (The)	2,037
150	News Corp., Class A	1,845
28	Omnicom Group, Inc.	2,439
64	Regal Entertainment Group, Class A	1,452
33	Scripps Networks Interactive, Inc., Class A	2,503

		12,826

	Multiline Retail — 1.6%
28	Kohl’s Corp.	1,114
18	Nordstrom, Inc.	805
44	Target Corp.	2,824

		4,743

	Specialty Retail — 1.6%
21	Abercrombie & Fitch Co., Class A	244
29	Ascena Retail Group, Inc. (a)	141
63	Bed Bath & Beyond, Inc.	2,555
5	CarMax, Inc. (a)	313
26	DSW, Inc., Class A	559
33	Gap, Inc. (The)	760

		4,572

	Textiles, Apparel & Luxury Goods — 1.3%
11	Lululemon Athletica, Inc. (a)	723
13	NIKE, Inc., Class B	661
51	Under Armour, Inc., Class A (a)	1,085
19	Under Armour, Inc., Class C (a)	358
20	VF Corp.	1,030

		3,857

	Total Consumer Discretionary	47,069

	Consumer Staples — 9.7%
	Beverages — 1.5%
6	Brown-Forman Corp., Class B	286
98	Coca-Cola Co. (The)	4,070

		4,356

	Food & Staples Retailing — 2.4%
30	CVS Health Corp.	2,350
24	Sysco Corp.	1,279

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Food & Staples Retailing — continued
17	Wal-Mart Stores, Inc.	1,134
73	Whole Foods Market, Inc.	2,194

		6,957

	Food Products — 2.0%
19	Campbell Soup Co.	1,170
32	General Mills, Inc.	2,018
8	Hershey Co. (The)	812
22	Kellogg Co.	1,623

		5,623

	Household Products — 3.8%
70	Church & Dwight Co., Inc.	3,153
26	Clorox Co. (The)	3,120
32	Colgate-Palmolive Co.	2,041
31	Procter & Gamble Co. (The)	2,689

		11,003

	Total Consumer Staples	27,939

	Energy — 5.7%
	Energy Equipment & Services — 0.3%
14	Helmerich & Payne, Inc.	968

	Oil, Gas & Consumable Fuels — 5.4%
35	Chevron Corp.	3,942
19	ConocoPhillips	912
74	Exxon Mobil Corp.	6,191
23	Hess Corp.	1,262
44	Marathon Oil Corp.	729
12	Murphy Oil Corp.	350
14	Noble Energy, Inc.	568
22	Occidental Petroleum Corp.	1,498

		15,452

	Total Energy	16,420

	Financials — 12.0%
	Banks — 4.2%
13	Associated Banc-Corp.	336
17	Bank of Hawaii Corp.	1,461
52	Fifth Third Bancorp	1,368
33	First Horizon National Corp.	664
43	Fulton Financial Corp.	773
7	M&T Bank Corp.	1,170
54	People’s United Financial, Inc.	1,016
5	PNC Financial Services Group, Inc. (The)	602
73	US Bancorp	3,822
15	Webster Financial Corp.	762

		11,974

SHARES	SECURITY DESCRIPTION	VALUE($)
	Capital Markets — 2.3%
1	BlackRock, Inc.	299
13	CME Group, Inc.	1,574
25	Federated Investors, Inc., Class B	637
37	Franklin Resources, Inc.	1,487
11	Nasdaq, Inc.	741
15	Northern Trust Corp.	1,236
11	T Rowe Price Group, Inc.	728

		6,702

	Consumer Finance — 0.1%
5	American Express Co.	344

	Insurance — 5.4%
34	Aflac, Inc.	2,366
14	Allstate Corp. (The)	1,023
7	Aon plc	744
16	Arch Capital Group Ltd. (a)	1,372
3	Assurant, Inc.	291
13	Axis Capital Holdings Ltd.	813
11	Principal Financial Group, Inc.	599
20	Progressive Corp. (The)	743
10	RenaissanceRe Holdings Ltd., (Bermuda)	1,322
22	Torchmark Corp.	1,607
17	Travelers Cos., Inc. (The)	1,943
5	Unum Group	232
8	Willis Towers Watson plc	963
25	WR Berkley Corp.	1,700

		15,718

	Total Financials	34,738

	Health Care — 7.6%
	Biotechnology — 2.1%
46	AbbVie, Inc.	2,804
18	Amgen, Inc.	2,883
1	Regeneron Pharmaceuticals, Inc. (a)	323

		6,010

	Health Care Equipment & Supplies — 2.4%
22	Baxter International, Inc.	1,030
5	CR Bard, Inc.	1,234
6	Edwards Lifesciences Corp. (a)	549
34	Medtronic plc	2,597
7	Stryker Corp.	902
3	Varex Imaging Corp. (a)	84
7	Varian Medical Systems, Inc. (a)	567

		6,963

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Health Care Providers & Services — 1.6%
8	AmerisourceBergen Corp.	707
23	Cardinal Health, Inc.	1,746
22	DaVita, Inc. (a)	1,386
1	Henry Schein, Inc. (a)	224
2	Laboratory Corp. of America Holdings (a)	322
2	Quest Diagnostics, Inc.	193

		4,578

	Health Care Technology — 0.1%
8	Cerner Corp. (a)	413

	Pharmaceuticals — 1.4%
30	Johnson & Johnson	3,424
10	Merck & Co., Inc.	632

		4,056

	Total Health Care	22,020

	Industrials — 12.8%
	Aerospace & Defense — 3.2%
29	Arconic, Inc.	657
29	Boeing Co. (The)	4,818
13	Lockheed Martin Corp.	3,211
5	Raytheon Co.	649

		9,335

	Air Freight & Logistics — 1.0%
10	CH Robinson Worldwide, Inc.	745
18	Expeditors International of Washington, Inc.	953
10	United Parcel Service, Inc., Class B	1,059

		2,757

	Electrical Equipment — 0.4%
17	Emerson Electric Co.	1,015

	Industrial Conglomerates — 2.1%
27	3M Co.	4,720
50	General Electric Co.	1,476

		6,196

	Machinery — 1.6%
31	AGCO Corp.	1,922
11	Donaldson Co., Inc.	456
17	Flowserve Corp.	826
11	Illinois Tool Works, Inc.	1,457

		4,661

	Professional Services — 0.5%
8	Equifax, Inc.	927
11	Nielsen Holdings plc	462

		1,389

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — 2.1%
179	Heartland Express, Inc.	3,686
40	Knight Transportation, Inc.	1,334
39	Werner Enterprises, Inc.	1,095

		6,115

	Trading Companies & Distributors — 1.9%
9	Air Lease Corp.	313
53	Fastenal Co.	2,650
10	WW Grainger, Inc.	2,500

		5,463

	Total Industrials	36,931

	Information Technology — 12.3%
	Communications Equipment — 2.2%
148	Cisco Systems, Inc.	4,549
69	Juniper Networks, Inc.	1,856

		6,405

	Electronic Equipment, Instruments & Components — 0.3%
15	Amphenol Corp., Class A	985

	Internet Software & Services — 1.3%
65	eBay, Inc. (a)	2,079
10	GrubHub, Inc. (a)	407
63	Twitter, Inc. (a)	1,115

		3,601

	IT Services — 1.4%
3	Alliance Data Systems Corp.	594
5	Automatic Data Processing, Inc.	525
14	International Business Machines Corp.	2,402
8	Paychex, Inc.	464

		3,985

	Semiconductors & Semiconductor Equipment — 5.2%
29	Applied Materials, Inc.	1,003
148	Intel Corp.	5,446
5	KLA-Tencor Corp.	460
8	Lam Research Corp.	861
8	Qorvo, Inc. (a)	520
28	QUALCOMM, Inc.	1,475
83	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	2,575
13	Versum Materials, Inc. (a)	375
40	Xilinx, Inc.	2,334

		15,049

	Software — 1.2%
44	Oracle Corp.	1,781

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Software — continued
12	salesforce.com, Inc. (a)	973
7	SAP SE, (Germany), ADR	632

		3,386

	Technology Hardware, Storage & Peripherals — 0.7%
13	NetApp, Inc.	483
36	Seagate Technology plc	1,639

		2,122

	Total Information Technology	35,533

	Materials — 6.0%
	Chemicals — 3.9%
10	Air Products & Chemicals, Inc.	1,383
13	CF Industries Holdings, Inc.	448
6	Ecolab, Inc.	661
52	LyondellBasell Industries NV, Class A	4,887
10	PPG Industries, Inc.	1,020
16	Praxair, Inc.	1,848
3	Sherwin-Williams Co. (The)	1,033

		11,280

	Construction Materials — 0.2%
2	Martin Marietta Materials, Inc.	482

	Containers & Packaging — 0.8%
14	AptarGroup, Inc.	1,014
7	Bemis Co., Inc.	317
6	Greif, Inc., Class A	346
14	Sonoco Products Co.	791

		2,468

	Metals & Mining — 0.6%
18	Compass Minerals International, Inc.	1,496
9	United States Steel Corp.	288

		1,784

	Paper & Forest Products — 0.5%
33	Domtar Corp.	1,442

	Total Materials	17,456

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
7	Alexandria Real Estate Equities, Inc.	798
5	American Tower Corp.	497
24	CBL & Associates Properties, Inc.	265
4	Crown Castle International Corp.	343
10	Federal Realty Investment Trust	1,446

SHARES	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
21	Healthcare Trust of America, Inc., Class A	610
3	Taubman Centers, Inc.	177
10	UDR, Inc.	342
27	Ventas, Inc.	1,635
12	Welltower, Inc.	824

	Total Real Estate	6,937

	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
47	AT&T, Inc.	1,999
124	Verizon Communications, Inc.	6,075

	Total Telecommunication Services	8,074

	Utilities — 6.3%
	Electric Utilities — 3.9%
23	Duke Energy Corp.	1,838
16	Entergy Corp.	1,146
33	Eversource Energy	1,809
132	Southern Co. (The)	6,511

		11,304

	Gas Utilities — 0.2%
11	UGI Corp.	492

	Multi-Utilities — 2.1%
32	Consolidated Edison, Inc.	2,372
30	Dominion Resources, Inc.	2,310
25	WEC Energy Group, Inc.	1,488

		6,170

	Water Utilities — 0.1%
11	Aqua America, Inc.	319

	Total Utilities	18,285

	Total Securities Sold Short (Proceeds $267,424)	$271,402

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(42)	E-mini S&P 500	03/17/17	USD	$(4,776)	$(14)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of the security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $49,092 and $18 respectively.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,396
Aggregate gross unrealized depreciation	(748)

Net unrealized appreciation/depreciation	$66,648

Federal income tax cost of investments	$219,839

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$285,882	$605	$—	$286,487

Total Liabilities for Securities Sold Short (b)	$(271,402)	$—	$—	$(271,402)

Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.9%
	Consumer Discretionary — 14.4%
	Automobiles — 1.1%
327	General Motors Co.	11,969

	Hotels, Restaurants & Leisure — 0.4%
64	Yum Brands, Inc.	4,168

	Internet & Direct Marketing Retail — 3.0%
42	Amazon.com, Inc. (a)	34,639

	Media — 4.6%
40	Charter Communications, Inc., Class A (a)	13,012
173	Comcast Corp., Class A	13,011
110	DISH Network Corp., Class A (a)	6,491
36	Time Warner, Inc.	3,449
151	Walt Disney Co. (The)	16,741

		52,704

	Specialty Retail — 5.3%
13	AutoZone, Inc. (a)	9,476
195	Home Depot, Inc. (The)	26,860
274	Lowe’s Cos., Inc.	20,017
56	TJX Cos., Inc. (The)	4,158

		60,511

	Total Consumer Discretionary	163,991

	Consumer Staples — 4.9%
	Beverages — 3.0%
64	Constellation Brands, Inc., Class A	9,600
131	Molson Coors Brewing Co., Class B	12,649
112	PepsiCo, Inc.	11,620

		33,869

	Food & Staples Retailing — 1.0%
73	Costco Wholesale Corp.	11,998

	Food Products — 0.9%
220	Mondelez International, Inc., Class A	9,760

	Total Consumer Staples	55,627

	Energy — 7.6%
	Oil, Gas & Consumable Fuels — 7.6%
109	Anadarko Petroleum Corp.	7,551
545	Cabot Oil & Gas Corp.	11,700
28	Concho Resources, Inc. (a)	3,863
52	Diamondback Energy, Inc. (a)	5,437
216	EOG Resources, Inc.	21,906
161	Occidental Petroleum Corp.	10,898
105	Pioneer Natural Resources Co.	18,888
124	TransCanada Corp., (Canada)	5,837

	Total Energy	86,080

SHARES	SECURITY DESCRIPTION	VALUE($)
	Financials — 19.8%
	Banks — 8.6%
1,464	Bank of America Corp.	33,146
457	Citigroup, Inc.	25,538
65	First Republic Bank	6,131
107	KeyCorp	1,916
552	Wells Fargo & Co.	31,075

		97,806

	Capital Markets — 4.9%
33	BlackRock, Inc.	12,422
31	Goldman Sachs Group, Inc. (The)	7,017
234	Intercontinental Exchange, Inc.	13,674
527	Morgan Stanley	22,400

		55,513

	Consumer Finance — 1.4%
53	Capital One Financial Corp.	4,589
167	Discover Financial Services	11,548

		16,137

	Insurance — 4.9%
182	American International Group, Inc.	11,702
190	Chubb Ltd.	25,044
110	Hartford Financial Services Group, Inc. (The)	5,343
257	MetLife, Inc.	13,984

		56,073

	Total Financials	225,529

	Health Care — 14.1%
	Biotechnology — 2.8%
25	Alexion Pharmaceuticals, Inc. (a)	3,285
44	Biogen, Inc. (a)	12,273
97	Celgene Corp. (a)	11,239
55	Vertex Pharmaceuticals, Inc. (a)	4,712

		31,509

	Health Care Equipment & Supplies — 0.8%
375	Boston Scientific Corp. (a)	9,015

	Health Care Providers & Services — 4.0%
7	Aetna, Inc.	783
23	Humana, Inc.	4,630
249	UnitedHealth Group, Inc.	40,416

		45,829

	Life Sciences Tools & Services — 0.5%
124	Agilent Technologies, Inc.	6,048

	Pharmaceuticals — 6.0%
70	Allergan plc (a)	15,381
247	Bristol-Myers Squibb Co.	12,149
152	Eli Lilly & Co.	11,732

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
70	Merck & Co., Inc.	4,339
755	Pfizer, Inc.	23,947

		67,548

	Total Health Care	159,949

	Industrials — 11.4%
	Airlines — 1.2%
102	Southwest Airlines Co.	5,315
123	United Continental Holdings, Inc. (a)	8,669

		13,984

	Building Products — 3.2%
92	Allegion plc	6,042
114	Johnson Controls International plc	5,021
36	Lennox International, Inc.	5,582
580	Masco Corp.	19,106

		35,751

	Commercial Services & Supplies — 0.7%
98	Waste Connections, Inc., (Canada)	7,901

	Industrial Conglomerates — 4.6%
688	General Electric Co.	20,438
268	Honeywell International, Inc.	31,751

		52,189

	Machinery — 1.3%
121	Stanley Black & Decker, Inc.	15,054

	Road & Rail — 0.4%
44	Union Pacific Corp.	4,711

	Total Industrials	129,590

	Information Technology — 24.2%
	Internet Software & Services — 6.3%
30	Alphabet, Inc., Class A (a)	24,959
33	Alphabet, Inc., Class C (a)	26,490
157	Facebook, Inc., Class A (a)	20,442

		71,891

	IT Services — 4.9%
65	Accenture plc, Class A	7,428
192	Fidelity National Information Services, Inc.	15,263
157	Mastercard, Inc., Class A	16,746
119	Visa, Inc., Class A	9,875
57	WEX, Inc. (a)	6,540

		55,852

	Semiconductors & Semiconductor Equipment — 5.2%
73	Analog Devices, Inc.	5,448
225	Broadcom Ltd.	44,858
111	Texas Instruments, Inc.	8,400

		58,706

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — 4.8%
122	Adobe Systems, Inc. (a)	13,871
630	Microsoft Corp.	40,704

		54,575

	Technology Hardware, Storage & Peripherals — 3.0%
283	Apple, Inc.	34,306

	Total Information Technology	275,330

	Materials — 2.3%
	Chemicals — 1.5%
221	Dow Chemical Co. (The)	13,199
48	EI du Pont de Nemours & Co.	3,594

		16,793

	Construction Materials — 0.8%
39	Martin Marietta Materials, Inc.	8,842

	Total Materials	25,635

	Utilities — 1.2%
	Multi-Utilities — 1.2%
156	CMS Energy Corp.	6,629
302	NiSource, Inc.	6,747

	Total Utilities	13,376

	Total Common Stocks (Cost $649,462)	1,135,107

Short-Term Investment — 0.1%
	Investment Company — 0.1%
1,471	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $1,471)	1,471

	Total Investments — 100.0% (Cost $650,933)	1,136,578
	Liabilities in Excess of Other Assets — 0.0% (g)	(174)

	NET ASSETS — 100.0%	$1,136,404

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(g)	—	Amount rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$487,597
Aggregate gross unrealized depreciation	(1,952)

Net unrealized appreciation/depreciation	$485,645

Federal income tax cost of investments	$650,933

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,136,578	$—	$—	$1,136,578

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 91.6% (t)
	Alaska — 1.1%
	Other Revenue — 1.1%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.250%, 09/01/29	15,431

	Arizona — 3.4%
	General Obligation — 0.1%
1,400	City of Goodyear, GO, AGM, 6.000%, 07/01/19	1,498

	Other Revenue — 0.2%
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,225
1,000	Series C, Rev., 5.000%, 07/01/24	1,127

		2,352

	Prerefunded — 3.0%
33,840	Arizona State Transportation Board, Series A, Rev., GAN, 5.250%, 07/01/20 (p)	38,159
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,358

		41,517

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,611

	Total Arizona	46,978

	Arkansas — 0.1%
	Prerefunded — 0.0% (g)
710	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/18 (p)	756

	Water & Sewer — 0.1%
1,105	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	1,169

	Total Arkansas	1,925

	California — 16.7%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	90

	Education — 1.1%
3,000	California State University, Systemwide, Series A, Rev., 5.000%, 11/01/24	3,602
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,805

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education –– continued
2,910	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/21	3,025
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,826

		15,258

	General Obligation — 6.2%
1,490	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/19	1,436
750	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	485
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,433
1,000	GO, 5.000%, 08/01/22	1,141
1,000	GO, 5.000%, 08/01/24	1,131
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	150
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,017
10,010	Series B, GO, 5.000%, 07/01/26	12,273
9,000	Series C, GO, 5.000%, 07/01/26	10,712
5,000	Series D, GO, 5.250%, 07/01/24	5,451
	Murrieta Valley Unified School District,
550	GO, AGM, 5.000%, 09/01/22	638
725	GO, AGM, 5.000%, 09/01/23	849
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,658
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,232
1,000	State Center Community College District, GO, 5.000%, 08/01/24	1,157
	State of California, Various Purpose,
310	GO, 5.000%, 04/01/17	312
5,000	GO, 5.000%, 04/01/20	5,423
10,370	GO, 5.000%, 08/01/30	11,954
5,000	GO, 5.500%, 04/01/18	5,266
5,000	GO, 5.500%, 04/01/21	5,480
5,000	GO, 5.625%, 04/01/26	5,463
6,600	GO, 6.500%, 04/01/33	7,332

		85,993

	Other Revenue — 0.5%
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/34	5,517

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	San Francisco Bay Area Rapid Transit District, Sales Tax,
175	Series A, Rev., 5.000%, 07/01/24	211
395	Series A, Rev., 5.000%, 07/01/25	483
225	Series A, Rev., 5.000%, 07/01/26	271

		6,482

	Prerefunded — 2.3%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18 (p)	2,134
3,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	3,799
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/18 (p)	2,175
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/23 (p)	10,336
2,695	Center Unified School District, Election of 1991, GO, NATL-RE, Zero Coupon, 08/01/17 (p)	1,747
15	City of Los Angeles, Department of Water & Power, Power System, Series A, Rev., 5.000%, 01/01/23 (p)	18
200	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/17 (p)	208
10,285	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	11,348

		31,765

	Transportation — 0.2%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	398
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,818

		3,216

	Utility — 5.3%
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	2,999
1,010	Series A, Rev., 5.000%, 07/01/30	1,154
2,050	Series A, Rev., 5.000%, 07/01/31 (w)	2,431
2,550	Series A, Rev., 5.000%, 07/01/32 (w)	3,010
5,000	Series A, Rev., 5.000%, 07/01/33 (w)	5,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility –– continued
10,710	Series A, Rev., 5.000%, 07/01/34 (w)	12,522
25,385	Series B, Rev., 5.000%, 07/01/28	29,600
2,100	Series B, Rev., 5.000%, 07/01/31	2,403
1,925	Series B, Rev., 5.000%, 07/01/32	2,195
3,300	Series D, Rev., 5.000%, 07/01/32	3,793
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,595
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.000%, 07/01/28	1,525

		73,101

	Water & Sewer — 1.1%
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/19	490
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,943
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	2,953
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	6,892

		14,278

	Total California	230,183

	Colorado — 2.2%
	General Obligation — 1.9%
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,769
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,337
2,345	GO, 5.250%, 12/15/25	2,875
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,700

		26,681

	Prerefunded — 0.3%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,335
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19 (p)	1,332

		3,667

	Total Colorado	30,348

	Connecticut — 0.9%
	General Obligation — 0.7%
200	City of Greenwich, GO, 5.000%, 06/01/20	210
8,200	State of Connecticut, Series E, GO, 5.000%, 08/15/30	9,256

		9,466

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17 (p)	1,017

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	274
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,452

		1,726

	Total Connecticut	12,209

	Delaware — 0.2%
	Education — 0.1%
1,000	University of Delaware, Series B, Rev., 5.000%, 11/01/21	1,092

	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,139

	Total Delaware	2,231

	District of Columbia — 1.0%
	Special Tax — 0.2%
2,000	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/20	2,262

	Water & Sewer — 0.8%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,743
5,000	Series C, Rev., 5.000%, 10/01/29	5,621

		11,364

	Total District of Columbia	13,626

	Florida — 3.1%
	General Obligation — 3.1%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,660
32,375	Series D, GO, 5.000%, 06/01/25	36,677

	Total Florida	42,337

	Georgia — 1.9%
	General Obligation — 0.4%
	State of Georgia,
300	Series B, GO, 5.000%, 07/01/20	336

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
1,000	Series B, GO, 5.750%, 08/01/17	1,025
3,960	Series E, GO, 5.000%, 12/01/25	4,852

		6,213

	Transportation — 0.5%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	6,757

	Water & Sewer — 1.0%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,459
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,600
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	141

		13,200

	Total Georgia	26,170

	Idaho — 0.6%
	Prerefunded — 0.6%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	8,702

	Illinois — 0.9%
	General Obligation — 0.1%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	169
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	679

		848

	Other Revenue — 0.2%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.000%, 01/01/20	79
200	Rev., 5.000%, 01/01/21	211
105	Rev., 5.000%, 01/01/22	112
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,041

		3,443

	Transportation — 0.3%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,468
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	926

		4,394

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.3%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC-CR, 5.250%, 01/01/30	1,158
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,107
400	Rev., 5.000%, 11/01/22	448
1,000	Rev., 5.000%, 11/01/29	1,106

		3,819

	Total Illinois	12,504

	Indiana — 1.5%
	Education — 0.1%
1,030	South Bend Community School Corp., First Mortgage, Rev., AGM, 5.000%, 07/05/17	1,048

	Other Revenue — 1.0%
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.000%, 02/01/26	1,278
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,130
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,924

		14,332

	Utility — 0.3%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,652

	Water & Sewer — 0.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	368
375	Series B, Rev., 5.000%, 01/01/23	423

		791

	Total Indiana	20,823

	Iowa — 0.4%
	Other Revenue — 0.4%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	6,199

	Kentucky — 1.6%
	Education — 0.6%
1,190	Meade Country School District Finance Corp., School Building, Rev., 5.000%, 09/01/26	1,394
6,000	Oldham County, School District Finance Corp., School Building, Rev., 5.000%, 06/01/26	7,052

		8,446

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 0.6%
7,145	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	7,628

	Transportation — 0.4%
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	5,812

	Total Kentucky	21,886

	Louisiana — 0.9%
	Housing — 0.2%
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	3,111

	Other Revenue — 0.6%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.000%, 10/01/32	3,414
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,179

		7,593

	Utility — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,380

	Total Louisiana	12,084

	Massachusetts — 4.5%
	General Obligation — 3.0%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	9,890
200	Series C, GO, AGM, 5.500%, 12/01/22	240
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,248
2,500	Series C, GO, 5.000%, 07/01/23	2,885
6,875	Series F, GO, 5.000%, 11/01/26	8,060
13,300	Series F, GO, 5.000%, 11/01/27	15,570

		41,893

	Other Revenue — 0.6%
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,411

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.9%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,348

	Total Massachusetts	62,652

	Michigan — 1.3%
	General Obligation — 0.2%
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,229

	Other Revenue — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,394

	Prerefunded — 0.3%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/19 (p)	4,509

	Water & Sewer — 0.7%
8,545	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.500%, 01/01/22	9,561

	Total Michigan	17,693

	Minnesota — 1.5%
	General Obligation — 0.7%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	879
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,294

		10,173

	Other Revenue — 0.8%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,042

	Total Minnesota	21,215

	Missouri — 0.9%
	Other Revenue — 0.6%
6,620	Kansas City Industrial Development Authority, Downtown Redevelopment District, Series A, Rev., 5.000%, 09/01/21	7,416

	Prerefunded — 0.0% (g)
20	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	22

	Transportation — 0.3%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,396

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.0% (g)
	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water,
15	Series A, Rev., 5.000%, 01/01/19 (p)	16
365	Series B, Rev., 5.000%, 07/01/25	410

		426

	Total Missouri	12,260

	Nebraska — 0.4%
	Prerefunded — 0.0% (g)
155	Nebraska Public Power District, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	158

	Utility — 0.4%
445	Nebraska Public Power District, Series B, Rev., AGM, 5.000%, 01/01/18	452
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,266

		5,718

	Total Nebraska	5,876

	New Hampshire — 0.4%
	Prerefunded — 0.4%
4,505	New Hampshire Municipal Bond Bank, Series E, Rev., 5.000%, 01/15/20 (p)	4,975

	New Jersey — 2.4%
	Education — 1.4%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Series PP, Rev., 5.000%, 06/15/29	10,199
3,500	Series XX, Rev., 5.000%, 06/15/19	3,669
5,145	Series XX, Rev., 5.000%, 06/15/21	5,422

		19,290

	General Obligation — 0.3%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	953
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,219
1,200	GO, 5.000%, 07/15/23	1,328

		3,500

	Transportation — 0.6%
2,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	2,500
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,382

		7,882

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,845

	Total New Jersey	32,517

	New Mexico — 1.0%
	Other Revenue — 0.9%
	New Mexico Finance Authority, Senior Lien Public Project,
1,625	Series B, Rev., 5.000%, 06/01/22	1,701
1,690	Series B, Rev., 5.000%, 06/01/23	1,768
1,820	Series B, Rev., 5.000%, 06/01/25	1,902
1,965	Series B, Rev., 5.000%, 06/01/27	2,051
4,200	Series C, Rev., 5.000%, 06/01/22	4,759

		12,181

	Transportation — 0.1%
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,555

	Total New Mexico	13,736

	New York — 21.0%
	General Obligation — 1.2%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,472
	City of New York, Fiscal Year 2013,
6,085	Series D, GO, 5.000%, 08/01/28	6,966
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,617

		17,055

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	512

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.000%, 09/15/30	10,714

	Other Revenue — 7.2%
6,750	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-2, Rev., NATL-RE, 5.000%, 01/15/22	6,771

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,132
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,141
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	11,325
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5/6, Rev., 5.500%, 04/01/19	8,606
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,208
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.000%, 03/15/28	3,509
5,000	Series A, Rev., 5.000%, 03/15/29	5,814
1,000	Series A, Rev., 5.000%, 03/15/33	1,139
4,225	Series A, Rev., 5.000%, 03/15/34	4,798
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	15,840
5,000	Series D, Rev., 5.500%, 01/01/19	5,406
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
1,800	Series A, Rev., 5.000%, 10/15/28	2,128
7,500	Series A, Rev., 5.000%, 10/15/29	8,819
1,850	Series A, Rev., 5.000%, 10/15/31	2,158

		99,794

	Prerefunded — 1.3%
805	Metropolitan Transportation Authority, Series C, Rev., 6.500%, 11/15/18 (p)	883
350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/18 (p)	369
10,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/18 (p)	10,452
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18 (p)	4,643
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/17 (p)	1,036

		17,383

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 3.0%
	New York State Dormitory Authority, State Personal Income Tax,
7,250	Series C, Rev., 5.000%, 03/15/31	8,318
12,500	Series C, Rev., 5.000%, 03/15/33	14,178
4,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/23	4,309
3,500	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,845
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,209

		41,859

	Transportation — 4.3%
	Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 11/15/41	1,670
195	Series C, Rev., 6.500%, 11/15/28	213
5,000	Subseries C-1, Rev., 5.250%, 11/15/28	5,913
2,530	New York Transportation Development Corp., Special Facilities, Laguardia Airport Terminal B Redevelopment Project, Series A, Rev., AMT, 4.000%, 07/01/31	2,570
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.000%, 05/01/34	3,260
2,000	Rev., 5.000%, 05/01/35	2,197
6,500	Rev., 5.000%, 10/15/41	7,361
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	28,609
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,290
1,250	Series B, Rev., 5.000%, 11/15/31	1,420

		58,503

	Utility — 0.7%
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.000%, 12/15/28	4,678
4,250	Series TE, Rev., 5.000%, 12/15/41	4,811

		9,489

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 2.5%
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	386
2,150	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/29	2,271
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,246
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	3,485
10,225	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Series C, Rev., 5.000%, 06/15/21	10,384

		34,772

	Total New York	290,081

	North Carolina — 0.6%
	Prerefunded — 0.6%
2,170	City of High Point, Combined Enterprise System, Rev., AGM, 5.000%, 11/01/18 (p)	2,318
5,950	Wake County, Hammond Road Detention Center, Limited Obligation, Rev., 5.000%, 06/01/19 (p)	6,469

	Total North Carolina	8,787

	Ohio — 0.9%
	Other Revenue — 0.2%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	587
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/22	2,454

		3,041

	Prerefunded — 0.5%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/23 (p)	5,637
670	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17 (p)	691

		6,328

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.2%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.000%, 11/15/25	660
1,500	Rev., 5.000%, 11/15/27	1,766

		2,426

	Total Ohio	11,795

	Oklahoma — 0.5%
	Transportation — 0.4%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,366
2,000	Series A, Rev., 5.000%, 01/01/24	2,244

		5,610

	Water & Sewer — 0.1%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,605

	Total Oklahoma	7,215

	Oregon — 1.1%
	General Obligation — 0.0% (g)
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	121

	Other Revenue — 0.1%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,726

	Prerefunded — 0.8%
	Oregon State Department of Administrative Services,
6,965	Series A, COP, 5.000%, 05/01/19 (p)	7,544
3,425	Series A, COP, 5.000%, 05/01/19 (p)	3,714

		11,258

	Water & Sewer — 0.2%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,273

	Total Oregon	15,378

	Pennsylvania — 1.0%
	General Obligation — 0.5%
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,802
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	1,944

		6,746

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hospital — 0.2%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.404%, 12/01/24	2,956

	Prerefunded — 0.3%
3,225	Pennsylvania State University, Series A, Rev., 5.000%, 03/01/19 (p)	3,477

	Total Pennsylvania	13,179

	Rhode Island — 0.1%
	Education — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	739

	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,177

	Total Rhode Island	1,916

	South Carolina — 0.8%
	Prerefunded — 0.2%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19 (p)	2,380

	Utility — 0.5%
7,000	Piedmont Municipal Power Agency, Series A-3, Rev., AGC, 5.000%, 01/01/18	7,247

	Water & Sewer — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,711

	Total South Carolina	11,338

	Tennessee — 0.1%
	General Obligation — 0.1%
835	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	956

	Prerefunded — 0.0% (g)
195	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/22 (p)	228

	Total Tennessee	1,184

	Texas — 9.9%
	Education — 0.3%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	530
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,365

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
1,215	Series C, Rev., 5.000%, 03/01/22	1,263

		4,158

	General Obligation — 4.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,075
945	Series C, GO, 5.000%, 02/15/22	1,016
325	Series C, GO, 5.000%, 02/15/23	349
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,651
4,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/30	4,567
3,150	City of Lubbock, GO, 5.000%, 02/15/25	3,700
680	City of Pflugerville, Limited Tax, GO, 5.000%, 08/01/23	781
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	795
3,500	GO, 5.000%, 08/01/24	3,974
4,735	GO, 5.000%, 08/01/26	5,369
2,735	GO, 5.000%, 08/01/27	3,099
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29	4,451
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	914
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,646
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,593
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,508
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,108
1,000	Hays County, GO, 5.000%, 02/15/23	1,095
	Hays County, Pass-Through Toll,
1,500	GO, 5.000%, 02/15/23	1,643
1,785	GO, 5.000%, 02/15/24	1,949
2,410	GO, 5.000%, 02/15/25	2,625
	San Jacinto Community College District,
390	GO, AMBAC, 5.000%, 02/15/20	391
2,600	GO, 5.000%, 02/15/40	2,864
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,648
4,340	Series A, GO, 5.000%, 08/01/21	4,593

		59,404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 2.9%
	Dallas Area Rapid Transit, Senior Lien,
3,000	Rev., 5.250%, 12/01/18 (p)	3,227
7,660	Series A, Rev., 5.000%, 06/01/19 (p)	8,325
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/19 (p)	1,999
9,055	North Texas Municipal Water District, Rev., 5.000%, 06/01/18 (p)	9,531
5,000	San Jacinto Community College District, GO, 5.000%, 02/15/19 (p)	5,385
5,000	Southwest Higher Education Authority, Inc., Southern Methodist University Project, Rev., 5.000%, 10/01/19 (p)	5,485
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/18 (p)	1,903
3,755	University of North Texas, Financing System, Series A, Rev., 5.000%, 04/15/19 (p)	4,064

		39,919

	Transportation — 0.9%
3,000	City of Houston, Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,363
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,635

		11,998

	Utility — 0.3%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	3,621

	Water & Sewer — 1.2%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,581
1,250	City of San Antonio, Water System Junior Lien, Series E, Rev., 5.000%, 05/15/24	1,462
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	105
3,315	Rev., 5.000%, 12/15/23	3,692
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,164

		17,004

	Total Texas	136,104

	Utah — 0.7%
	Prerefunded — 0.7%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	8,124

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
1,150	Utah State University of Agriculture & Applied Science, Rev., 5.000%, 06/01/19 (p)	1,250

	Total Utah	9,374

	Vermont — 0.5%
	Education — 0.2%
	University of Vermont & State Agricultural College,
2,115	Rev., AMBAC, 5.000%, 10/01/21	2,168
1,175	Rev., AMBAC, 5.000%, 10/01/22	1,205

		3,373

	Prerefunded — 0.3%
3,295	University of Vermont & State Agricultural College, Rev., AMBAC, 5.000%, 10/01/17 (p)	3,386

	Total Vermont	6,759

	Virginia — 2.6%
	Education — 0.8%
10,050	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/19	11,009

	General Obligation — 1.4%
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	227
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	19,138

		19,365

	Other Revenue — 0.0% (g)
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	27
405	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.000%, 11/01/23	446

		473

	Prerefunded — 0.0% (g)
560	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Series A, Rev., 5.000%, 11/01/19 (p)	616

	Utility — 0.4%
4,090	City of Richmond, Public Utility Revenue, Series A, Rev., 5.000%, 01/15/28	4,872

	Total Virginia	36,335

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 2.9%
	General Obligation — 0.3%
1,100	Snohomish County, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,242
2,000	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/24	2,339
275	Yakima County School District No. 7, GO, 5.500%, 12/01/23	304

		3,885

	Prerefunded — 2.1%
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	10,925
12,400	Series R-2010A, GO, 5.000%, 01/01/19 (p)	13,307
4,415	Yakima County School District No. 7, GO, 5.500%, 12/01/19 (p)	4,932

		29,164

	Transportation — 0.4%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.000%, 03/01/33	4,231
1,000	Series B, Rev., 5.000%, 03/01/34	1,124

		5,355

	Water & Sewer — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.000%, 09/01/26	1,505

	Total Washington	39,909

	Total Municipal Bonds (Cost $1,200,560)	1,263,914

SHARES
Short-Term Investment — 9.1%
	Investment Company — 9.1%
124,828	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) † (Cost $124,828)	124,828

	Total Investments — 100.7% (Cost $1,325,388)	1,388,742
	Liabilities in Excess of Other Assets — (0.7)%	(9,583)

	NET ASSETS — 100.0%	$1,379,159

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	$(3,796)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(2,652)
Barclays Bank plc	1.823% at termination	CPI-U at termination	11/08/21	25,000	561
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	18,000	(994)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/44	5,000	(757)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	25,000	(789)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	12,000	(382)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/19	13,000	(435)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(1,413)
BNP Paribas	1.997% at termination	CPI-U at termination	11/07/26	25,000	843
Citibank NA	2.190% at termination	CPI-U at termination	09/02/19	9,000	(302)
Citibank NA	2.420% at termination	CPI-U at termination	05/24/20	25,000	(1,680)
Citibank NA	2.420% at termination	CPI-U at termination	06/30/20	50,000	(3,257)
Citibank NA	2.410% at termination	CPI-U at termination	07/01/20	50,000	(3,194)
Citibank NA	2.330% at termination	CPI-U at termination	07/06/20	50,000	(2,709)
Citibank NA	2.492% at termination	CPI-U at termination	08/27/24	22,000	(1,372)
Citibank NA	2.477% at termination	CPI-U at termination	09/02/24	15,000	(911)
Citibank NA	2.623% at termination	CPI-U at termination	10/07/24	14,000	(243)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(2,576)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(2,680)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(2,848)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/19	55,000	(1,676)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	20,000	(1,279)
Deutsche Bank AG, New York	1.823% at termination	CPI-U at termination	11/08/21	25,000	561
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	40,000	(2,345)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/24	54,000	(393)
Deutsche Bank AG, New York	2.003% at termination	CPI-U at termination	11/07/26	25,000	828
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/44	5,000	(770)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/44	8,000	(638)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/45	5,000	477
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/19	20,000	(695)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/19	12,000	(399)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/19	19,000	(641)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/18	20,000	(697)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/19	20,000	(791)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	30,000	(1,925)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	34,000	(2,075)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/44	3,000	(424)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(1,660)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(4,915)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	7,000	(410)
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	49,000	(18,236)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	9,000	(1,466)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(2,065)

					$(73,220)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $1,960,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,494
Aggregate gross unrealized depreciation	(2,140)

Net unrealized appreciation/depreciation	$63,354

Federal income tax cost of investments	$1,325,388

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$124,828	$1,263,914	$—	$1,388,742

Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$3,270	$—	$3,270

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(76,490)	$—	$(76,490)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 91.3% (t)
	California — 3.8%
	Education — 1.8%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	62
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	84
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	30

		176

	General Obligation — 2.0%
165	Tustin Unified School District, School Facilities Improvement District No. 2002-1, GO, 5.000%, 08/01/31	194

	Total California	370

	Connecticut — 4.3%
	Water & Sewer — 4.3%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20	116
150	Series A, Rev., 6.000%, 08/15/21	180
100	Series A, Rev., 6.000%, 08/15/22	123

	Total Connecticut	419

	District of Columbia — 1.2%
	Water & Sewer — 1.2%
100	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien, Series C, Rev., 5.000%, 10/01/24	116

	Florida — 7.7%
	General Obligation — 2.9%
250	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	283

	Utility — 4.8%
100	JEA, St. Johns River Power Park System, Series 8, Rev., 4.000%, 10/01/17 (p)	102
300	Sarasota County, Florida Utility System, Series B, Rev., 5.000%, 10/01/25	364

		466

	Total Florida	749

	Georgia — 7.6%
	General Obligation — 3.7%
300	Dekalb County, Georgia Special Transportation, Parks and Greenspace and Libraries, GO, 5.000%, 12/01/26	365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 3.9%
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	309
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	66

		375

	Total Georgia	740

	Illinois — 0.7%
	General Obligation — 0.7%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	64

	Indiana — 1.2%
	Education — 1.2%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	116

	Massachusetts — 5.0%
	Transportation — 5.0%
	Massachusetts Bay Transportation Authority,
150	Series A, Rev., 5.250%, 07/01/27	185
250	Series B, Rev., 5.250%, 07/01/23	299

	Total Massachusetts	484

	Nevada — 2.4%
	Water & Sewer — 2.4%
200	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	232

	New Jersey — 1.5%
	Transportation — 1.5%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	85
60	Series A, Rev., 5.500%, 12/15/21	65

	Total New Jersey	150

	New Mexico — 10.0%
	Other Revenue — 4.3%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	385
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	31

		416

	Transportation — 5.7%
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	277

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
250	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	280

		557

	Total New Mexico	973

	New York — 11.3%
	Education — 0.6%
55	New York State Dormitory Authority, Series A, Rev., 5.000%, 07/01/17	56

	General Obligation — 0.9%
10	City of New York, Subseries E-1, GO, 6.250%, 10/15/28	11
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	22
50	Eastport South Manor Central School District, GO, 4.000%, 08/01/17	51

		84

	Other Revenue — 1.2%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	117

	Prerefunded — 1.0%
85	City of New York, Subseries E-1, GO, 6.250%, 10/15/18 (p)	92

	Special Tax — 1.7%
150	New York State Dormitory Authority, State Personal Income Tax, Series C, Rev., 5.000%, 03/15/33	170

	Transportation — 5.9%
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
410	Series A, Rev., 5.000%, 01/01/26	469
100	Series D, Rev., 5.000%, 11/15/18	107

		576

	Total New York	1,095

	Ohio — 5.7%
	General Obligation — 2.7%
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	107
125	State of Ohio, Common Schools, Series A, GO, 5.000%, 09/15/26	152

		259

	Prerefunded — 3.0%
250	City of Columbus, Series 1, GO, 5.000%, 07/01/23 (p)	297

	Total Ohio	556

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oregon — 2.7%
	General Obligation — 2.7%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	264

	Pennsylvania — 0.2%
	General Obligation — 0.2%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	17

	South Carolina — 3.5%
	General Obligation — 3.5%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	340

	Tennessee — 0.5%
	Prerefunded — 0.5%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	52

	Texas — 10.4%
	General Obligation — 2.8%
250	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	274

	Prerefunded — 3.1%
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/17 (p)	70
210	Harris County, Series C, Rev., 5.000%, 08/15/19 (p)	230

		300

	Utility — 4.2%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/24	405

	Water & Sewer — 0.3%
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	34

	Total Texas	1,013

	Utah — 2.4%
	Other Revenue — 2.4%
200	Utah Transit Authority Sales Tax, Subordinate Sales Tax, Series A, Rev., 5.000%, 06/15/29	236

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 7.4%
	Education — 0.6%
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	59

	General Obligation — 3.7%
300	County of Chesterfield, Public Improvement, GO, 5.000%, 01/01/24	359

	Utility — 3.1%
250	City of Richmond, Public Utility Revenue, Series A, Rev., 5.000%, 01/15/25	299

	Total Virginia	717

	Washington — 1.8%
	Transportation — 1.8%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	171

	Total Municipal Bonds (Cost $8,566)	8,874

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
138	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $138)	138

	Total Investments — 92.7% (Cost $8,704)	9,012
	Other Assets in Excess of Liabilities — 7.3%	715

	NET ASSETS — 100.0%	$9,727

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA	1.700% at termination	CPI-U at termination	04/04/18	$500	$5
BNP Paribas	1.695% at termination	CPI-U at termination	06/02/19	1,250	25
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	6,000	(598)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(109)

					$(677)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390
Aggregate gross unrealized depreciation	(82)

Net unrealized appreciation/depreciation	$308

Federal income tax cost of investments	$8,704

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$138	$8,874	$—	$9,012

Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$30	$—	$30

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(707)	$—	$(707)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, NA (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 28, 2017